UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-21457
Name of Fund:
BlackRock Allocation Target Shares
BATS: Corporate Credit Total Return Series
BATS: High Income Municipal Series
BATS: Interest Rate Hedge Series
BATS: Mortgage Total Return Series
BATS: Securitized Total Return Series
BATS: Short Duration Taxable Total Return Series
BATS: Short Term Municipal Income Series
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
03/31/2026
Date of reporting period:
03/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BATS: Corporate Credit Total Return Series

BRACX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BATS: Corporate Credit Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Corporate Credit Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 5.06%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the Bloomberg U.S. Credit Index returned 4.84%.
What contributed to performance?
The Fund’s allocation to the banking was the largest contributor to the performance, followed by utilities and capital securities.
What detracted from performance?
The Fund’s allocation to retailers was the largest detractor, followed by other financials and integrated energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Corporate Credit Total Return Series	5.06%	1.09%	3.11%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg U.S. Credit Index	4.84	0.77	2.70
Key Fund statistics
Net Assets	$503,463,738
Number of Portfolio Holdings	867
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	158%
The Fund’s total returns prior to October 1, 2025 are the returns of the Fund when it followed different investment strategies under the name BATS: Series C Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	88.0%
Preferred Securities	4.7%
Foreign Government Obligations	3.4%
U.S. Treasury Obligations	2.5%
Municipal Bonds	0.8%
Foreign Agency Obligations	0.6%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	2.7%
AA/Aa	6.8%
A	32.4%
BBB/Baa	55.8%
BB/Ba	1.1%
N/R	1.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series C Portfolio to BATS: Corporate Credit Total Return Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments. These changes became effective on October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Corporate Credit Total Return Series
Annual Shareholder Report — March 31, 2026
BRACX-03/26-AR

BATS: High Income Municipal Series

BATEX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BATS: High Income Municipal Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: High Income Municipal Series	$0(a)	0.18%
(a)	Rounds to less than $1.
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 2.66%.
  For the same period, the Fund's benchmark, the Bloomberg Municipal Bond Index returned 4.29% and the Bloomberg Municipal High Yield Bond Index returned 2.35%.
What contributed to performance?
Fund performance benefited from strength across several sectors, including other industries, utilities, corporate-backed, and tax-backed state. Results were further supported by holdings in longer-dated bonds, particularly those with maturities of 20 years and above, as well as positions in non rated, AA, BB, and BBB rated securities. Higher-coupon bonds also contributed meaningfully. The Fund's cash position had no material impact on performance.
What detracted from performance?
Transportation was the largest detractor at the sector level, due in part to weakness in Brightline, a project finance, transportation-related holding. Underperformance for short-dated issues, particularly bonds with maturities of less than three years, also pressured results. Positions in lower-coupon bonds detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
BATS: High Income Municipal Series	2.66%	1.65%	4.02%
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal High Yield Bond Index	2.35	1.90	4.14
Customized Reference Benchmark	3.06	1.57	N/A
Key Fund statistics
Net Assets	$622,658,741
Number of Portfolio Holdings	761
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	36%
The Customized Reference Benchmark is comprised of 60% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index, 20% Bloomberg Municipal Bond Rated Baa Index, and 20% Bloomberg Municipal Investment Grade ex BBB. The Customized Reference Benchmark commenced on September 30, 2016.
The Fund’s total returns prior to October 1, 2025 are the returns of the Fund when it followed different investment strategies under the name BATS: Series E Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	41.7%
Transportation	16.9%
Health Care	13.5%
Utilities	10.3%
Education	9.4%
Housing	4.6%
Tobacco	3.6%
Corporate	—	%(a)
Credit quality allocation
Credit Rating(b)	Percent of Total Investments
AAA/Aaa	3.4%
AA/Aa	19.3%
A	9.2%
BBB/Baa	9.0%
BB/Ba	6.3%
B	1.6%
CCC/Caa	0.3%
N/R	50.9%
(a)	Rounds to less than 0.1%.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series E Portfolio to BATS: High Income Municipal Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: High Income Municipal Series
Annual Shareholder Report — March 31, 2026
BATEX-03/26-AR

BATS: Interest Rate Hedge Series

BATPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BATS: Interest Rate Hedge Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Interest Rate Hedge Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.64%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the Bloomberg U.S. Treasury 7-10 Year Bond Index returned 4.05%.
What contributed to performance?
The Fund’s duration and yield curve positioning contributed to absolute returns. (Duration is a measure of interest rate sensitivity). Holdings in cash, U.S. interest rate and U.S. Treasury derivatives, and the BATS: Short Duration Taxable Total Return Series further contributed.
The use and cost of derivatives will result in a negative contribution to returns when interest rates fall; however, the Fund’s strategy is designed to offset these costs by holding shares of BATS: Short Duration Taxable Total return Series a short-term proprietary fund. The use of derivatives is necessary to achieve the Fund’s objective and should therefore be evaluated in a portfolio context and not as a standalone strategy. The Fund's cash position had no material impact on performance.
The Fund’s weighting in cash exceeded 5% throughout the period due to the use of interest rate derivatives that facilitate inverse exposure to the 7- to 10- year part of the U.S. Treasury yield curve.
What detracted from performance?
At the time of positive returns for the Fund, no aspects of its positioning stood out as meaningful detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Interest Rate Hedge Series	4.64%	7.14%	3.50%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg U.S. Treasury 7-10 Year Bond Index	4.05	(0.55)	0.90
Bloomberg U.S. Bellwether 10 Year Swap Index	3.22	(1.03)	0.39
Key Fund statistics
Net Assets	$2,569,778
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	27.9%
Short-Term Securities	72.1%
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series P Portfolio to BATS: Interest Rate Hedge Series. This change became effective on October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Interest Rate Hedge Series
Annual Shareholder Report — March 31, 2026
BATPX-03/26-AR

BATS: Mortgage Total Return Series

BRAMX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BATS: Mortgage Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Mortgage Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 5.97%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the Bloomberg MBS Index returned 5.79%.
What contributed to performance?
Out-of-benchmark allocations to commercial mortgage-backed securities (“CMBS”) were a leading contributor to performance, specifically single-asset, single-borrower CMBS and last cash flow CMBS. Both fixed-rate collateralized mortgage obligations (“CMOs”) and less interest rate-sensitive CMO floaters also contributed positively. Within agency mortgage-backed securities, the Fund’s active benchmark strategy, which implements relative value decisions between specified pools and to-be-announced securities, contributed positively to performance, along with coupon swap strategies.
What detracted from performance?
The Fund’s active management of duration and corresponding sensitivity to changes in interest rates detracted from performance over the period, along with a tactical overweight in conventional 5.5% coupon mortgage-backed securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Mortgage Total Return Series	5.97%	0.76%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg MBS Index	5.79	0.45	1.43
Key Fund statistics
Net Assets	$1,496,334,940
Number of Portfolio Holdings	1,244
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	931%
The Fund’s total returns prior to October 1, 2025 are the returns of the Fund when it followed different investment strategies under the name BATS: Series M Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	92.7%
Non-Agency Mortgage-Backed Securities	7.3%
Asset-Backed Securities	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	95.6%
AA/Aa	0.3%
A	0.1%
BBB/Baa	0.1%
N/R	3.9%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series M Portfolio to BATS: Mortgage Total Return Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-related securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Mortgage Total Return Series
Annual Shareholder Report — March 31, 2026
BRAMX-03/26-AR

BATS: Securitized Total Return Series

BATAX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BATS: Securitized Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Securitized Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 6.34%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index returned 4.64% and the Reference Benchmark returned 5.19%.
What contributed to performance?
All securitized asset classes contributed positively to the Fund’s performance, with contributions led by exposure to AAA-rated collateralized loan obligations. This was followed by holdings of single asset/single borrower senior tranches within commercial mortgage-backed securities and non-qualifying loans within residential mortgage-backed securities (“RMBS”). Exposure to non-performing/re-performing loans as well as legacy (pre-2008 financial crisis) loans within RMBS contributed as well. Finally, holdings of asset-backed securities with private student loans as underlying collateral proved additive. The Fund's cash position had no material impact on performance.
The Fund held some private whole loan securities including commercial mortgage loans and consumer whole loans. These private holdings also produced positive returns.
What detracted from absolute performance?
There were no detractors from the Fund’s performance over the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Securitized Total Return Series	6.34%	4.34%	4.90%
Bloomberg U.S. Universal Index	4.64	0.65	2.11
Reference Benchmark	5.19	2.17	2.67
Key Fund statistics
Net Assets	$5,097,940,616
Number of Portfolio Holdings	2,026
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	59%
Reference Benchmark is a customized weighted index comprised of the returns of the Bloomberg U.S. Asset-Backed Securities Index (50%)/Bloomberg Non-Agency Investment Grade CMBS Index (50%).
The Fund’s total returns prior to October 1, 2025 are the returns of the Fund when it followed different investment strategies under the name BATS: Series A Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Non-Agency Mortgage-Backed Securities	52.7%
Asset-Backed Securities	46.5%
U.S. Government Sponsored Agency Securities	0.4%
Floating Rate Loan Interests	0.4%
Corporate Bonds	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	36.6%
AA/Aa	3.5%
A	3.1%
BBB/Baa	2.9%
BB/Ba	1.8%
B	0.9%
CCC/Caa	2.2%
CC/Ca	0.4%
C	0.1%
N/R	48.5%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series A Portfolio to BATS: Securitized Total Return Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Securitized Total Return Series
Annual Shareholder Report — March 31, 2026
BATAX-03/26-AR

BATS: Short Duration Taxable Total Return Series

BRASX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BATS: Short Duration Taxable Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Short Duration Taxable Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.67%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the ICE BofA 1-3 Year U.S. Treasury Index returned 3.75%.
What contributed to performance?
The Fund’s duration and yield curve positioning contributed to absolute returns. (Duration is a measure of interest rate sensitivity). Allocations to U.S. investment grade corporates, asset-backed securities, commercial mortgage-backed securities, non-agency residential mortgage-backed securities (RMBS), agency RMBS, non-U.S. corporates, collateralized loan obligations, and agency debentures, all of which posted gains, further contributed to results.
What detracted from performance?
The Fund used derivatives, including U.S. Treasury futures and fed funds futures to manage duration and yield curve positioning, as well as foreign exchange swaps to manage currency risk. The use of derivatives detracted from performance in the aggregate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Short Duration Taxable Total Return Series	4.67%	2.65%	2.97%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	1.79
Key Fund statistics
Net Assets	$397,907,143
Number of Portfolio Holdings	749
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	88%
An index that is a subset of ICE BofA US Treasury Index including all securities with a remaining term to final maturity less than 3 years. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year U.S. Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	34.8%
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	20.4%
Non-Agency Mortgage-Backed Securities	14.7%
U.S. Government Sponsored Agency Securities	7.9%
Foreign Government Obligations	0.4%
Foreign Agency Obligations	0.1%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments
AAA/Aaa(c)	56.3%
AA/Aa	2.5%
A	14.6%
BBB/Baa	18.9%
BB/Ba	0.1%
N/R	7.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series S Portfolio to BATS: Short Duration Taxable Total Return Series. This change became effective on October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Short Duration Taxable Total Return Series
Annual Shareholder Report — March 31, 2026
BRASX-03/26-AR

BATS: Short Term Municipal Income Series

BATVX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BATS: Short Term Municipal Income Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Short Term Municipal Income Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 2.65%.
  For the same period, the Fund's benchmark, the Bloomberg Municipal Bond Index returned 4.29% and the SIFMA Municipal Swap Index returned 2.51%.
What contributed to performance?
The Fund maintained high levels of liquidity while providing an attractive yield primarily through its holdings of one- and seven-day variable rate demand notes (“VRDNs”). The Fund also opportunistically laddered maturities between 30 and 120 days in municipal commercial paper and select fixed-rate, tax-backed local credits, through both municipal notes and bonds. Additionally, fixed-rate bonds in the school district, utility and housing sectors added durable yield. In credit quality terms, AA-rated bonds provided the greatest return, followed by non-rated notes and then AAA-rated bonds. From a maturity perspective, return contributions were led by holdings of municipal cash securities including VRDNs, commercial paper and municipal notes, followed by bonds with maturities of one year or less and then bonds with maturities between one and two years. The Fund's cash position had no material impact on performance.
The Fund’s weighted average maturity (“WAM”) of 51 days remained longer than the benchmark WAM of 7 days as the Fund continued to remain opportunistic given the attractive rate environment, taking advantage of select purchases when fixed-rate yields appeared attractive relative to expected VRDN yields.
What detracted from performance?
There were no material detractors from the Fund’s performance over the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 5, 2021 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
BATS: Short Term Municipal Income Series	2.65%	2.27%
Bloomberg Municipal Bond Index	4.29	0.67
SIFMA Municipal Swap Index	2.51	2.25
Key Fund statistics
Net Assets	$95,087,225
Number of Portfolio Holdings	95
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	34%
The Fund commenced operations on May 5, 2021.
The Fund’s total returns prior to October 1, 2025 are the returns of the Fund when it followed different investment strategies under the name BATS: Series V Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments
Housing	28.5%
County/City/Special District/School District	26.1%
Education	18.0%
Utilities	17.0%
Health Care	7.7%
Transportation	2.7%
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series V Portfolio to BATS: Short Term Municipal Income Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Short Term Municipal Income Series
Annual Shareholder Report — March 31, 2026
BATVX-03/26-AR

(b)  Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BATS: Corporate Credit Total Return Series	$37,080	$36,900	$575	$0	$17,600	$17,600	$388	$0
BATS: High Income Municipal Series	$43,157	$42,948	$575	$0	$15,600	$15,600	$388	$0
BATS: Interest Rate Hedge Series	$21,012	$20,910	$575	$0	$17,600	$17,600	$388	$0
BATS: Mortgage Total Return Series	$32,960	$32,800	$575	$0	$17,600	$17,600	$388	$0
BATS: Securitized Total Return Series	$42,127	$41,923	$575	$0	$17,600	$17,600	$388	$0
BATS: Short Duration Taxable Total Return Series	$37,080	$36,900	$575	$0	$17,600	$17,600	$388	$0
BATS: Short Term Municipal Income Series	$43,157	$42,948	$575	$0	$15,600	$15,600	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BATS: Corporate Credit Total Return Series	$18,563	$17,600
BATS: High Income Municipal Series	$16,563	$15,600
BATS: Interest Rate Hedge Series	$18,563	$17,600
BATS: Mortgage Total Return Series	$18,563	$17,600
BATS: Securitized Total Return Series	$18,563	$17,600
BATS: Short Duration Taxable Total Return Series	$18,563	$17,600
BATS: Short Term Municipal Income Series	$16,563	$15,600

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

March 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Allocation Target Shares
●BATS: Corporate Credit Total Return Series
●BATS: High Income Municipal Series
●BATS: Interest Rate Hedge Series
●BATS: Mortgage Total Return Series
●BATS: Securitized Total Return Series
●BATS: Short Duration Taxable Total Return Series
●BATS: Short Term Municipal Income Series

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents
2

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
High Income Municipal may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Fund with economic benefits in periods of declining short-term interest rates but expose the Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
The Benefits and Risks of Leveraging / Derivative Financial Instruments
3

Schedule of Investments
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 3.1%
Boeing Co. (The)
5.15%, 05/01/30	USD	423	$ 430,081
3.63%, 02/01/31		3,050	2,900,617
3.38%, 06/15/46		274	188,410
3.63%, 03/01/48		1,843	1,284,231
3.85%, 11/01/48		1,279	921,173
5.81%, 05/01/50		240	232,014
3.95%, 08/01/59		1,295	893,512
Embraer Netherlands Finance BV
5.98%, 02/11/35		34	35,044
5.40%, 01/09/38		2,063	1,962,676
General Electric Co.
4.30%, 07/29/30		560	558,657
4.90%, 01/29/36		230	230,186
Honeywell Aerospace, Inc.
3.90%, 03/16/28(a)		80	79,411
4.00%, 03/16/29(a)		80	79,253
4.30%, 03/16/31(a)		107	105,843
4.60%, 03/16/33(a)		80	79,082
4.95%, 03/16/36(a)		1,590	1,577,603
5.62%, 03/16/46(a)		55	54,201
5.73%, 03/16/56(a)		540	533,764
5.85%, 03/16/66(a)		65	64,475
L3Harris Technologies, Inc.
5.25%, 06/01/31		90	92,090
5.40%, 07/31/33		328	336,526
Lockheed Martin Corp.
5.00%, 08/15/35		777	783,997
4.50%, 05/15/36		92	89,360
3.80%, 03/01/45		242	191,182
Northrop Grumman Corp.
4.03%, 10/15/47		152	119,644
5.20%, 06/01/54		280	257,995
RTX Corp.
4.15%, 05/15/45		246	201,093
2.82%, 09/01/51		949	580,399
Textron, Inc., 4.95%, 03/15/36		740	719,457
			15,581,976
Air Freight & Logistics — 0.7%
FedEx Corp., 5.25%, 05/15/50		367	336,328
Fedex Freight Holding Co., Inc., 4.65%, 03/15/31(a)		2,550	2,506,306
United Parcel Service, Inc., 5.95%, 05/14/55		711	718,104
			3,560,738
Automobile Components — 0.5%
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29		536	546,444
3.25%, 03/01/32		607	568,102
5.15%, 09/13/34		553	564,287
4.40%, 10/01/46		148	119,232
3.10%, 12/01/51		943	581,738
			2,379,803
Automobiles — 1.0%
Daimler Truck Finance North America LLC
3.65%, 04/07/27(a)		791	785,489
4.30%, 08/12/27(a)		215	214,586
5.13%, 09/25/27(a)		227	228,837
Ford Holdings LLC, 9.30%, 03/01/30		350	391,508
Ford Motor Co.
7.45%, 07/16/31		346	373,395
3.25%, 02/12/32		535	464,675
Security		Par (000)	Value
Automobiles (continued)
General Motors Co.
5.63%, 04/15/30	USD	1,811	$ 1,861,987
5.40%, 04/01/48		780	683,029
			5,003,506
Banks — 12.9%
AIB Group PLC, 5.32%, 05/15/31(a)		835	850,014
Associated Banc-Corp, 6.46%, 08/29/30		1,470	1,504,588
Bank of America Corp.
5.93%, 09/15/27		1,452	1,462,080
3.82%, 01/20/28		306	304,474
3.59%, 07/21/28		1,140	1,127,739
4.62%, 05/09/29		1,746	1,753,591
4.46%, 02/06/32		164	161,947
5.46%, 05/09/36		1,098	1,119,898
5.05%, 02/06/37		164	161,818
4.08%, 03/20/51		1,768	1,367,562
2.83%, 10/24/51		829	507,618
2.97%, 07/21/52		138	87,238
Bank of Nova Scotia (The), 4.81%, 02/02/34		428	421,923
Barclays PLC, 4.84%, 09/10/28		1,335	1,340,136
BNP Paribas SA
4.79%, 05/09/29(a)		1,726	1,732,136
4.92%, 01/15/34(a)		609	595,493
CaixaBank SA, 4.63%, 07/03/29(a)		1,297	1,299,140
Citigroup, Inc.
4.64%, 05/07/28		1,721	1,723,847
6.17%, 05/25/34		607	628,317
6.02%, 01/24/36		464	473,711
8.13%, 07/15/39		300	373,642
Citizens Financial Group, Inc., 5.30%, 01/29/36		42	41,622
Fifth Third Bancorp
4.57%, 04/29/32		1,740	1,705,636
5.14%, 01/29/37		2,034	1,981,366
Fifth Third Bank N.A., 4.97%, 01/28/28		625	627,281
FNB Corp., 5.72%, 12/11/30		912	917,664
HSBC Holdings PLC
5.29%, 11/19/30		200	203,630
5.24%, 05/13/31		200	202,817
4.62%, 11/06/31		1,863	1,837,126
HSBC U.S.A., Inc., 4.65%, 06/03/28		2,124	2,137,228
Huntington National Bank (The), 4.87%, 04/12/28		1,080	1,083,651
JPMorgan Chase & Co.
4.92%, 01/24/29		1,275	1,285,859
4.35%, 01/22/32		247	243,514
5.57%, 04/22/36		3,643	3,754,053
4.90%, 01/22/37		172	168,304
Keybank National Association
3.90%, 04/13/29		557	543,404
4.90%, 08/08/32		453	445,346
KeyCorp
6.40%, 03/06/35		2,200	2,332,532
5.31%, 01/28/37		98	95,977
Lloyds Banking Group PLC
4.43%, 11/04/31		637	628,044
6.07%, 06/13/36		940	955,360
M&T Bank Corp.
5.18%, 07/08/31		312	315,270
6.08%, 03/13/32		104	109,021
5.39%, 01/16/36		983	974,907
Macquarie Bank Ltd., 4.33%, 06/12/28(a)		1,272	1,274,838
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28		1,180	1,179,956
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Morgan Stanley Private Bank N.A.
(SOFR + 0.78%), 4.44%, 11/17/28(b)	USD	1,430	$ 1,428,742
4.73%, 07/18/31		431	429,665
PNC Bank N.A., 4.43%, 07/21/28		2,201	2,200,160
PNC Financial Services Group, Inc. (The)
6.88%, 10/20/34		226	249,678
5.68%, 01/22/35		93	95,670
5.40%, 07/23/35		333	337,227
5.37%, 07/21/36		535	537,335
5.42%, 01/25/41		230	225,319
Santander UK Group Holdings PLC, 5.69%, 04/15/31		1,378	1,417,253
Societe Generale SA, 5.25%, 05/22/29(a)		1,702	1,718,516
Standard Chartered PLC, 5.24%, 01/13/37(a)		241	233,392
Sumitomo Mitsui Financial Group, Inc., 5.80%, 07/08/46		706	684,936
Toronto-Dominion Bank (The), 4.57%, 06/02/28		1,275	1,278,930
Truist Bank
4.42%, 07/24/28		985	984,949
4.14%, 10/23/29		1,417	1,403,512
Truist Financial Corp., 4.60%, 01/27/32		265	262,176
U.S. Bancorp, 4.48%, 01/26/32		420	415,574
Wells Fargo & Co.
4.08%, 09/15/29		1,370	1,354,928
4.18%, 01/23/30		1,420	1,407,419
5.24%, 01/24/31		724	738,032
5.15%, 04/23/31		2,262	2,300,648
4.40%, 06/14/46		341	271,485
4.61%, 04/25/53		1,096	908,713
			64,925,577
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		327	294,683
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44		120	105,459
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		1,470	1,488,687
5.55%, 01/23/49		418	405,950
4.75%, 04/15/58		356	300,665
PepsiCo, Inc., 2.63%, 10/21/41		100	71,620
			2,667,064
Biotechnology — 1.4%
AbbVie, Inc.
4.75%, 03/15/36		1,120	1,098,853
4.05%, 11/21/39		266	233,475
4.40%, 11/06/42		138	121,216
5.35%, 03/15/44		97	94,414
4.75%, 03/15/45		96	85,832
4.70%, 05/14/45		130	115,938
4.45%, 05/14/46		310	266,104
5.40%, 03/15/54		688	656,942
5.60%, 03/15/55		94	92,597
5.55%, 03/15/56		185	180,931
Amgen, Inc.
4.85%, 02/19/36		885	869,540
4.56%, 06/15/48		131	109,792
4.66%, 06/15/51		1,517	1,272,714
4.20%, 02/22/52		1,352	1,050,486
2.77%, 09/01/53		349	206,059
5.65%, 02/19/56		405	392,617
Security		Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc.
4.15%, 03/01/47	USD	126	$ 101,935
2.80%, 10/01/50		286	177,230
			7,126,675
Broadline Retail — 0.9%
Amazon.com, Inc.
4.25%, 03/13/31		110	109,189
4.55%, 03/13/33		75	74,278
4.65%, 11/20/35		1,520	1,490,434
4.88%, 03/13/36		1,170	1,159,337
5.65%, 03/13/46		145	144,498
5.45%, 11/20/55		680	649,583
5.80%, 03/13/56		760	759,389
5.95%, 03/13/66		90	90,295
6.05%, 03/13/76		145	144,150
			4,621,153
Capital Markets — 5.1%
Ares Capital Corp.
2.88%, 06/15/28		382	360,689
5.88%, 03/01/29		568	572,028
5.80%, 03/08/32		533	525,879
Ares Strategic Income Fund, 5.70%, 03/15/28		85	84,868
Blue Owl Capital Corp.
5.95%, 03/15/29		1,379	1,362,418
6.20%, 07/15/30		696	685,942
Deutsche Bank AG
2.31%, 11/16/27		244	240,673
2.55%, 01/07/28		581	571,961
5.71%, 02/08/28		254	256,124
5.37%, 01/10/29		1,251	1,265,407
5.30%, 05/09/31		200	202,064
4.95%, 08/04/31		585	582,796
4.47%, 12/10/31		1,015	997,982
3.74%, 01/07/33		200	182,284
Goldman Sachs Group, Inc. (The)
5.05%, 07/23/30		1,802	1,823,709
5.22%, 04/23/31		2,764	2,810,615
4.37%, 10/21/31		674	660,875
4.52%, 01/21/32		1,473	1,450,672
2.38%, 07/21/32		163	143,892
3.10%, 02/24/33		1,515	1,368,271
5.07%, 01/21/37		1,377	1,346,255
Intercontinental Exchange, Inc.
5.25%, 06/15/31		287	295,450
1.85%, 09/15/32		168	141,522
4.25%, 09/21/48		104	82,792
3.00%, 06/15/50		271	172,963
Morgan Stanley
4.65%, 10/18/30		1,644	1,643,322
5.19%, 04/17/31		2,049	2,079,516
1.79%, 02/13/32		916	793,200
5.90%, 03/13/47		132	131,388
Series I, 4.36%, 10/22/31		1,885	1,847,280
MSCI, Inc.
5.25%, 09/01/35		268	262,521
5.15%, 03/15/36		671	649,918
UBS Group AG, 5.58%, 05/09/36(a)		208	210,962
			25,806,238
Chemicals — 1.7%
Dow Chemical Co. (The), 5.65%, 03/15/36		2,815	2,788,586
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	USD	1,344	$ 1,349,068
5.32%, 11/15/38		610	600,971
5.42%, 11/15/48		18	16,658
LYB International Finance BV, 5.25%, 07/15/43		100	85,952
LYB International Finance III LLC
5.13%, 01/15/31		805	805,980
6.15%, 05/15/35		518	533,134
5.88%, 01/15/36		2,450	2,458,096
			8,638,445
Commercial Services & Supplies — 0.0%
President & Fellows of Harvard College, 3.62%, 10/01/37		43	37,952
Communications Equipment — 0.7%
Motorola Solutions, Inc.
5.20%, 08/15/32		1,902	1,929,146
5.40%, 04/15/34		1,309	1,324,699
5.55%, 08/15/35		187	191,187
			3,445,032
Construction Materials — 0.0%
CRH America Finance, Inc., 4.50%, 04/04/48(a)		306	252,888
Consumer Finance — 3.2%
Ally Financial, Inc.
8.00%, 11/01/31		561	618,605
5.55%, 07/31/33		1,590	1,561,823
American Express Co.
4.46%, 02/10/32		3,422	3,386,565
4.92%, 07/20/33		377	377,689
5.44%, 01/30/36		403	410,236
5.67%, 04/25/36		104	107,486
Capital One Financial Corp.
5.25%, 07/26/30		119	120,609
4.49%, 09/11/31		533	523,334
6.18%, 01/30/36		390	396,690
5.20%, 09/11/36		173	167,711
Ford Motor Credit Co. LLC
2.70%, 08/10/26		200	198,523
4.95%, 05/28/27		418	417,874
4.97%, 04/06/29		570	562,968
5.11%, 05/03/29		1,950	1,931,473
5.73%, 09/05/30		1,112	1,110,878
6.05%, 03/05/31		310	312,743
5.87%, 10/31/35		269	258,261
General Motors Financial Co., Inc.
1.50%, 06/10/26		962	956,390
5.45%, 01/08/36		180	177,306
Hyundai Capital America, 4.88%, 06/23/27(a)		790	793,180
Synchrony Financial
5.02%, 07/29/29		174	173,829
4.95%, 02/25/32		36	34,938
7.25%, 02/02/33		274	279,859
Toyota Motor Credit Corp.
4.05%, 09/05/28		200	199,351
4.65%, 01/05/29		192	193,938
5.05%, 05/16/29		175	178,734
4.80%, 05/15/30		508	513,607
4.60%, 10/10/31		227	226,756
			16,191,356
Security		Par (000)	Value
Containers & Packaging — 0.6%
Amcor Flexibles North America, Inc., 5.50%, 03/17/35	USD	1,162	$ 1,175,307
Berry Global, Inc., 5.80%, 06/15/31		1,993	2,062,984
			3,238,291
Diversified Consumer Services — 0.2%
United Rentals North America, Inc., 6.00%, 12/15/29(a)		759	771,676
Diversified REITs — 1.6%
American Tower Corp.
5.00%, 01/31/30		334	337,893
4.90%, 03/15/30		602	607,436
1.88%, 10/15/30		279	246,236
4.05%, 03/15/32		97	92,928
5.90%, 11/15/33		1,056	1,105,995
5.40%, 01/31/35		355	358,210
Crown Castle, Inc.
1.05%, 07/15/26		1,911	1,892,679
2.90%, 03/15/27		701	690,516
3.65%, 09/01/27		301	297,398
5.00%, 01/11/28		604	608,330
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31		40	39,152
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/33		54	52,521
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		410	413,556
6.25%, 09/15/54		371	359,928
Prologis LP
4.75%, 01/15/31		247	249,544
1.63%, 03/15/31		106	92,665
VICI Properties LP, 5.13%, 11/15/31		363	360,361
			7,805,348
Diversified Telecommunication Services — 1.5%
AT&T Inc.
4.85%, 03/01/39		1,400	1,303,846
5.55%, 11/01/45		200	189,340
3.50%, 09/15/53		104	68,197
6.05%, 08/15/56		355	349,597
NTT Finance Corp., 4.62%, 07/16/28(a)		735	737,794
Sprint Capital Corp., 6.88%, 11/15/28		2,377	2,513,223
Verizon Communications, Inc.
4.75%, 01/15/33		675	666,656
5.00%, 01/15/36		560	548,401
4.81%, 03/15/39		900	838,930
5.88%, 11/30/55		205	199,398
			7,415,382
Electric Utilities — 7.8%
AEP Transmission Co. LLC
5.15%, 04/01/34		141	141,855
5.38%, 06/15/35		107	108,619
3.75%, 12/01/47		155	114,717
Series N, 2.75%, 08/15/51		310	186,044
AES Corp. (The)
5.45%, 06/01/28		117	118,071
2.45%, 01/15/31		1,481	1,310,211
Alabama Power Co.
3.45%, 10/01/49		244	169,588
Series B, 3.70%, 12/01/47		605	446,065
Arizona Public Service Co.
5.70%, 08/15/34		683	706,865
5.10%, 03/15/36		1,270	1,248,632
Baltimore Gas & Electric Co.
3.75%, 08/15/47		386	288,405
4.25%, 09/15/48		384	310,207
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Baltimore Gas & Electric Co.
3.20%, 09/15/49	USD	358	$ 236,600
2.90%, 06/15/50		182	114,375
Berkshire Hathaway Energy Co.
3.80%, 07/15/48		144	105,943
2.85%, 05/15/51		342	205,911
Consolidated Edison Co. of New York, Inc., Series 09-C, 5.50%, 12/01/39		200	200,219
Constellation Energy Generation LLC, 5.75%, 03/15/54		147	142,602
Dominion Energy, Inc., 4.60%, 05/15/28		775	777,438
DTE Electric Co.
3.70%, 06/01/46		112	84,477
3.95%, 03/01/49		176	136,168
5.85%, 05/15/55		85	85,559
Series A, 4.85%, 03/01/36		25	24,531
Series B, 5.55%, 03/01/56		25	24,171
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,367	1,356,238
2.45%, 08/15/29		227	213,642
2.45%, 02/01/30		424	394,391
4.85%, 03/15/30		355	361,466
3.70%, 12/01/47		184	136,467
3.45%, 04/15/51		117	80,689
3.55%, 03/15/52		124	87,466
Duke Energy Florida LLC, 4.20%, 07/15/48		252	198,801
Duke Energy Indiana LLC, 5.90%, 05/15/55		290	289,780
Duke Energy Kentucky, Inc., 5.90%, 09/15/35 (Acquired 08/11/25, cost $1,620,000)(c)(d)		1,620	1,615,950
Duke Energy Progress LLC
3.45%, 03/15/29		1,636	1,600,325
4.20%, 08/15/45		122	99,466
3.70%, 10/15/46		250	186,020
Enel Americas SA, 4.00%, 10/25/26		232	231,446
Entergy Mississippi LLC, 5.05%, 04/15/36		10	9,854
Exelon Corp., 4.95%, 03/15/36		50	48,494
FirstEnergy Corp., Series C, 3.40%, 03/01/50		755	502,300
FirstEnergy Transmission LLC
5.00%, 01/15/35		822	809,420
4.55%, 04/01/49(a)		175	145,035
4.55%, 04/01/49(e)		158	130,946
Florida Power & Light Co.
5.95%, 02/01/38		161	171,671
5.13%, 06/01/41		112	109,291
4.05%, 10/01/44		205	166,574
4.13%, 06/01/48		106	84,646
3.99%, 03/01/49		125	96,740
3.15%, 10/01/49		126	84,338
Georgia Power Co.
4.85%, 03/15/31		257	260,196
4.70%, 05/15/32		514	514,218
Interstate Power & Light Co.
5.70%, 10/15/33		111	115,493
4.95%, 09/30/34		173	170,224
5.60%, 06/29/35		223	228,463
MidAmerican Energy Co.
4.25%, 05/01/46		107	87,600
3.95%, 08/01/47		308	237,532
3.15%, 04/15/50		429	283,715
2.70%, 08/01/52		143	85,972
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28		619	586,963
5.05%, 03/15/30		114	116,112
Security		Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	USD	225	$ 205,034
Northern States Power Co.
4.85%, 05/15/36		50	49,369
3.60%, 09/15/47		124	91,617
2.60%, 06/01/51		301	181,432
5.55%, 05/15/56		35	34,012
NRG Energy, Inc.
2.45%, 12/02/27(a)		425	409,388
4.45%, 06/15/29(a)		360	355,556
Ohio Power Co.
4.15%, 04/01/48		628	484,655
4.00%, 06/01/49		270	201,588
Series D, 6.60%, 03/01/33		194	209,972
Pacific Gas & Electric Co.
5.20%, 05/01/36		30	29,239
3.30%, 08/01/40		189	141,346
4.60%, 06/15/43		114	93,798
4.25%, 03/15/46		405	307,628
4.00%, 12/01/46		670	490,375
3.95%, 12/01/47		406	295,447
4.95%, 07/01/50		1,646	1,363,507
3.50%, 08/01/50		436	288,280
5.25%, 03/01/52		1,859	1,581,812
6.75%, 01/15/53		992	1,029,286
6.70%, 04/01/53		131	135,596
5.90%, 10/01/54		455	423,991
6.15%, 03/01/55		678	655,049
6.10%, 10/15/55		86	82,605
6.00%, 05/01/56		30	28,471
PacifiCorp
5.10%, 02/15/29		129	130,661
2.70%, 09/15/30		153	139,440
PECO Energy Co.
5.95%, 10/01/36		80	85,219
2.85%, 09/15/51		144	88,314
4.38%, 08/15/52		311	251,735
Pinnacle West Capital Corp., 5.15%, 05/15/30		1,063	1,078,631
PPL Capital Funding, Inc., 5.25%, 09/01/34		644	648,561
Public Service Co. of Colorado
5.05%, 06/15/36		15	14,785
3.95%, 03/15/43		145	114,117
Series 17, 6.25%, 09/01/37		85	90,729
Series 39, 4.50%, 06/01/52		197	160,239
Public Service Electric & Gas Co.
5.70%, 12/01/36		94	97,904
3.20%, 08/01/49		199	133,684
2.05%, 08/01/50		171	90,296
3.00%, 03/01/51		135	86,469
Southern California Edison Co.
4.40%, 09/06/26		735	734,839
Series 20A, 2.95%, 02/01/51		683	409,601
Series E, 5.45%, 06/01/52		165	146,201
Series H, 3.65%, 06/01/51		207	141,874
Southern Co. (The)
5.20%, 06/15/33		116	117,162
4.25%, 07/01/36		142	130,423
Southwestern Electric Power Co.
5.20%, 04/01/36		25	24,584
5.90%, 04/01/56		25	24,329
System Energy Resources, Inc., 5.30%, 12/15/34		290	289,240
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(a)	USD	1,101	$ 1,118,425
Union Electric Co.
4.80%, 03/15/36		27	26,353
5.55%, 03/15/56		27	26,031
Vistra Operations Co. LLC
4.70%, 01/31/31(a)		800	787,119
6.95%, 10/15/33(a)		625	680,067
5.70%, 12/30/34(a)		2,834	2,851,041
5.35%, 01/31/36(a)		94	91,950
Wisconsin Electric Power Co., 5.05%, 10/01/54		181	162,568
			39,326,861
Electrical Equipment — 1.0%
Eaton Corp., 4.80%, 03/06/36		1,130	1,115,641
GE Vernova, Inc.
4.88%, 02/04/36		1,813	1,796,886
5.50%, 02/04/56		185	177,969
Otis Worldwide Corp., 5.25%, 08/16/28		433	441,950
Vertiv Holdings Co.
4.85%, 03/15/36		1,515	1,473,137
5.65%, 03/15/46		15	14,307
5.80%, 03/15/56		240	230,698
5.95%, 03/15/66		15	14,356
			5,264,944
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 4.35%, 06/01/29		817	818,666
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05%, 03/11/29		45	44,771
4.35%, 06/15/31		85	83,886
4.65%, 06/15/33		85	83,659
5.00%, 06/15/36		65	63,817
5.85%, 06/15/56		65	63,605
			339,738
Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 11/15/35		580	560,249
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.07%, 01/21/30(b)(c)		80	79,304
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		1,914	1,894,382
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(a)		250	242,118
Aviation Capital Group LLC
1.95%, 09/20/26(a)		101	99,799
4.75%, 04/14/27(a)		503	503,561
4.80%, 10/24/30(a)		2,663	2,632,244
Glencore Funding LLC
5.70%, 05/08/33(a)		1,030	1,061,588
6.50%, 10/06/33(a)		186	201,268
5.67%, 04/01/35(a)		424	433,156
Nasdaq, Inc., 5.55%, 02/15/34		336	345,637
Nationwide Building Society, 4.65%, 07/14/29(a)		1,315	1,316,187
PayPal Holdings, Inc., 5.10%, 04/01/35		479	475,580
			9,845,073
Food Products — 0.9%
JBS NV/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings
5.50%, 01/15/36		2,250	2,251,035
6.25%, 03/01/56		563	551,909
Security		Par (000)	Value
Food Products (continued)
JBS NV/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings
6.38%, 04/15/66	USD	167	$ 163,871
Kraft Heinz Foods Co.
5.20%, 07/15/45		98	85,534
4.38%, 06/01/46		227	177,478
4.88%, 10/01/49		353	288,678
Mars, Inc., 3.95%, 04/01/49(a)		1,102	852,403
			4,370,908
Gas Utilities — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52		173	106,388
5.75%, 10/15/52		115	114,262
5.45%, 01/15/56		94	89,725
			310,375
Ground Transportation — 1.7%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/56		726	732,433
CSX Corp.
4.10%, 11/15/32		497	481,093
3.95%, 05/01/50		113	86,747
2.50%, 05/15/51		368	216,212
Norfolk Southern Corp.
5.10%, 05/01/35		323	323,942
2.90%, 08/25/51		142	87,216
4.55%, 06/01/53		1,024	839,739
3.16%, 05/15/55		337	213,443
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/27(a)		387	389,070
4.20%, 04/01/27(a)		1,020	1,017,115
5.88%, 11/15/27(a)		601	612,323
6.05%, 08/01/28(a)		1,308	1,346,004
Ryder System, Inc.
2.85%, 03/01/27		565	557,152
5.30%, 03/15/27		94	94,607
4.30%, 06/15/27		246	245,498
5.25%, 06/01/28		681	691,871
Uber Technologies, Inc.
4.80%, 09/15/34		163	159,578
4.80%, 09/15/35		119	115,472
Union Pacific Corp., 3.55%, 08/15/39		300	251,801
			8,461,316
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories
4.00%, 03/15/31		206	202,737
4.30%, 03/15/33		206	201,603
4.65%, 03/15/36		3,476	3,399,036
4.75%, 03/15/38		206	199,760
5.50%, 03/15/56		921	903,066
5.60%, 03/15/66		206	200,798
Augusta SpinCo Corp., 5.25%, 03/23/36		31	31,007
Baxter International, Inc., 2.54%, 02/01/32		665	560,506
Becton Dickinson & Co., 2.82%, 05/20/30		709	661,134
Solventum Corp., 5.40%, 03/01/29		474	484,894
Thermo Fisher Scientific, Inc.
4.55%, 06/15/33		66	65,210
4.90%, 02/12/36		1,482	1,471,477
			8,381,228
Health Care Providers & Services — 3.2%
Aetna, Inc., 3.88%, 08/15/47		354	257,414
Banner Health
2.91%, 01/01/42		212	153,827
82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Banner Health
Series 2020, 3.18%, 01/01/50	USD	116	$ 79,290
Centene Corp.
4.25%, 12/15/27		1,349	1,325,143
3.38%, 02/15/30		3,236	2,923,201
3.00%, 10/15/30		215	188,417
Cigna Group (The)
4.80%, 08/15/38		300	282,059
3.20%, 03/15/40		100	77,472
CommonSpirit Health, 3.91%, 10/01/50		292	214,100
CVS Health Corp.
6.13%, 09/15/39		700	717,101
6.00%, 06/01/44		100	98,452
Elevance Health, Inc.
5.00%, 01/15/36		1,906	1,867,197
5.85%, 01/15/36		229	236,813
4.55%, 03/01/48		174	143,836
5.65%, 06/15/54		390	367,402
HCA, Inc.
3.50%, 07/15/51		2,528	1,673,166
5.95%, 09/15/54		93	89,453
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		138	102,957
Humana, Inc.
5.55%, 05/01/35		518	512,203
4.63%, 12/01/42		103	84,593
Memorial Health Services, 3.45%, 11/01/49		191	134,291
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	102,738
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		151	129,037
Sutter Health
Series 2018, 4.09%, 08/15/48		223	177,293
Series 20A, 2.29%, 08/15/30		398	362,609
UnitedHealth Group, Inc.
3.50%, 08/15/39		123	99,485
5.70%, 10/15/40		167	168,644
5.95%, 02/15/41		97	100,009
4.25%, 03/15/43		140	116,800
5.50%, 07/15/44		89	85,885
4.75%, 07/15/45		109	95,064
4.20%, 01/15/47		973	776,317
4.25%, 04/15/47		356	285,079
4.25%, 06/15/48		250	198,638
3.25%, 05/15/51		1,267	834,647
5.88%, 02/15/53		178	175,306
5.05%, 04/15/53		325	285,901
5.38%, 04/15/54		188	172,882
3.88%, 08/15/59		218	152,092
3.13%, 05/15/60		292	173,578
			16,020,391
Health Care REITs — 0.9%
DOC DR LLC, 2.63%, 11/01/31		349	309,367
Healthpeak OP LLC
3.00%, 01/15/30		90	84,644
2.88%, 01/15/31		187	171,561
4.75%, 01/15/33		101	98,798
Ventas Realty LP
5.63%, 07/01/34		212	217,410
5.00%, 01/15/35		1,102	1,081,318
Welltower OP LLC
2.05%, 01/15/29		93	87,474
4.13%, 03/15/29		87	86,543
Security		Par (000)	Value
Health Care REITs (continued)
Welltower OP LLC
4.50%, 07/01/30	USD	1,835	$ 1,835,566
2.75%, 01/15/32		754	678,015
			4,650,696
Hotels, Restaurants & Leisure — 0.0%
Airbnb, Inc.
4.65%, 03/16/31		35	34,921
5.25%, 03/16/36		30	30,031
Marriott International, Inc.
4.50%, 05/01/33		36	34,784
5.10%, 05/01/38		54	51,337
			151,073
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(f)		1,715	1,716,414
Industrial Conglomerates — 0.4%
3M Co.
5.15%, 03/15/35		1,299	1,306,689
3.63%, 10/15/47		201	145,373
3.25%, 08/26/49		608	406,684
3.70%, 04/15/50		529	381,132
			2,239,878
Insurance — 1.0%
AEGON Funding Co. LLC, 5.50%, 04/16/27(a)		1,807	1,822,892
Aon Corp., 6.25%, 09/30/40		178	189,520
Aon Global Ltd.
4.60%, 06/14/44		98	83,039
4.75%, 05/15/45		129	111,255
Athene Holding Ltd., 6.63%, 05/19/55		614	591,489
Marsh & McLennan Cos., Inc.
4.65%, 03/15/30		178	179,269
2.25%, 11/15/30		159	143,800
4.35%, 01/30/47		101	82,564
4.20%, 03/01/48		110	88,057
4.90%, 03/15/49		215	189,698
2.90%, 12/15/51		146	89,776
MetLife, Inc., 5.88%, 02/06/41		100	101,993
Progressive Corp. (The), 5.15%, 03/26/36		970	971,368
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46(a)		400	397,093
			5,041,813
Interactive Media & Services — 1.5%
Alphabet, Inc.
3.70%, 02/15/29		231	229,015
4.10%, 02/15/31		197	195,631
4.38%, 11/15/32		585	581,653
4.40%, 02/15/33		161	158,995
4.80%, 02/15/36		3,563	3,547,738
5.50%, 02/15/46		230	228,152
5.45%, 11/15/55		425	411,486
5.65%, 02/15/56		113	112,636
5.75%, 02/15/66		151	149,541
Netflix, Inc.
4.88%, 06/15/30(a)		1,972	2,000,175
5.40%, 08/15/54		94	91,034
			7,706,056
IT Services — 4.9%
Beignet Investor LLC, 6.58%, 05/30/49(a)		8,926	9,177,322
Dell International LLC/EMC Corp., 4.75%, 10/06/32		969	955,231
Fidelity National Information Services, Inc.
4.45%, 03/10/28		690	688,068
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc.
4.55%, 03/10/29	USD	1,383	$ 1,376,479
4.80%, 03/10/31		90	89,294
3.10%, 03/01/41		535	384,372
4.50%, 08/15/46		59	48,047
Fiserv, Inc.
3.50%, 07/01/29		94	90,034
5.35%, 03/15/31		206	208,023
5.25%, 08/11/35		695	675,897
Foundry JV Holdco LLC
6.25%, 01/25/35(a)		621	650,426
6.10%, 01/25/36(a)		2,261	2,329,109
6.20%, 01/25/37(a)		233	240,779
Gartner, Inc., 4.50%, 07/01/28(a)		1,120	1,101,112
Global Payments, Inc.
4.80%, 04/01/26		1,125	1,125,000
3.20%, 08/15/29		255	240,505
2.90%, 05/15/30		93	85,006
4.88%, 11/15/30		2,490	2,445,281
International Business Machines Corp., 4.95%, 02/03/36		388	377,958
Leidos, Inc.
4.10%, 03/15/29		2,130	2,108,927
5.00%, 03/15/36		54	52,208
			24,449,078
Machinery — 0.1%
Ingersoll Rand, Inc.
5.31%, 06/15/31		113	115,959
5.70%, 08/14/33		88	91,422
John Deere Capital Corp.
Series I, 3.90%, 03/09/29		35	34,775
Series I, 4.20%, 03/10/31		25	24,763
			266,919
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/42		22	15,060
5.13%, 07/01/49		22	16,891
4.80%, 03/01/50		43	31,792
4.40%, 12/01/61		2,020	1,297,392
3.95%, 06/30/62		4,533	2,663,407
5.50%, 04/01/63		43	33,210
Comcast Corp.
4.60%, 08/15/45		621	518,188
4.00%, 08/15/47		792	587,263
4.00%, 11/01/49		259	187,787
2.80%, 01/15/51		977	558,893
2.89%, 11/01/51		290	167,639
2.45%, 08/15/52		767	399,441
2.94%, 11/01/56		1,367	757,270
Walt Disney Co. (The)
3.75%, 03/14/29		60	59,316
4.00%, 03/14/31		60	59,075
4.63%, 03/14/36		60	58,346
3.50%, 05/13/40		300	245,541
			7,656,511
Metals & Mining — 0.7%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		1,013	1,027,862
Glencore Canada Corp., 6.20%, 06/15/35		148	154,385
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35		251	255,010
Security		Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance U.S.A. PLC
5.88%, 03/14/65	USD	285	$ 283,901
Southern Copper Corp., 5.25%, 11/08/42		200	183,154
Steel Dynamics, Inc.
3.25%, 10/15/50		647	422,356
5.75%, 05/15/55		242	233,289
Vale Overseas Ltd.
3.75%, 07/08/30		346	329,357
6.40%, 06/28/54		563	566,479
			3,455,793
Multi-Utilities — 0.9%
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31		328	295,839
Series AG, 3.00%, 03/01/32		138	125,817
Series AQ, 4.95%, 08/15/35		149	147,407
Series AR, 4.85%, 04/01/36		655	641,437
CenterPoint Energy Resources Corp.
5.25%, 03/01/28		108	109,879
4.00%, 04/01/28		144	142,992
CMS Energy Corp.
2.95%, 02/15/27		259	255,809
4.70%, 03/31/43		101	85,362
4.88%, 03/01/44		95	83,411
Consumers Energy Co.
3.25%, 08/15/46		125	88,527
3.95%, 07/15/47		234	182,327
3.10%, 08/15/50		244	158,645
Emera U.S. Finance LLC, 4.50%, 04/01/29		1,263	1,261,496
NiSource, Inc.
5.95%, 06/15/41		141	143,446
5.80%, 02/01/42		238	233,949
4.80%, 02/15/44		99	86,688
5.65%, 02/01/45		177	171,257
3.95%, 03/30/48		113	84,759
5.00%, 06/15/52		97	83,866
5.85%, 04/01/55		89	86,520
Sempra
5.25%, 03/15/36		40	39,436
6.00%, 10/15/39		200	204,125
			4,712,994
Oil, Gas & Consumable Fuels — 8.7%
BP Capital Markets America, Inc., 3.06%, 06/17/41		100	75,156
Cameron LNG LLC
3.30%, 01/15/35(a)		408	354,811
3.40%, 01/15/38(a)		161	140,187
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		693	673,285
Cheniere Energy Partners LP
4.00%, 03/01/31		1,509	1,448,526
5.95%, 06/30/33		591	619,552
5.75%, 08/15/34		291	299,736
5.55%, 10/30/35		181	184,321
Cheniere Energy, Inc.
5.65%, 04/15/34		1,952	2,009,636
5.20%, 07/30/36(a)		140	138,570
6.00%, 07/30/56(a)		15	14,947
ConocoPhillips, 6.50%, 02/01/39		100	110,391
Coterra Energy, Inc.
5.40%, 02/15/35		1,455	1,459,639
5.90%, 02/15/55		275	261,848
DCP Midstream Operating LP
5.13%, 05/15/29		522	531,161
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP
3.25%, 02/15/32	USD	849	$ 771,710
Diamondback Energy, Inc.
3.50%, 12/01/29		807	778,680
3.13%, 03/24/31		1,144	1,060,631
4.25%, 03/15/52		567	438,820
6.25%, 03/15/53		90	91,024
5.75%, 04/18/54		234	221,304
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		101	95,129
Enbridge Energy Partners LP, 5.50%, 09/15/40		200	195,096
Enbridge, Inc., Series 20-A, 5.75%, 07/15/80		2,283	2,278,494
Energy Transfer LP
5.95%, 10/01/43		92	89,442
5.30%, 04/01/44		495	443,530
5.00%, 05/15/44		289	251,583
5.40%, 10/01/47		111	98,635
6.00%, 06/15/48		90	86,391
5.00%, 05/15/50		851	706,225
6.20%, 04/01/55		690	669,891
Series 20Y, 5.80%, 06/15/38		174	175,887
Enterprise Products Operating LLC
6.13%, 10/15/39		200	212,795
5.70%, 02/15/42		200	200,274
4.45%, 02/15/43		100	86,423
EQT Corp.
3.13%, 05/15/26(a)		1,382	1,379,219
4.75%, 01/15/31		853	848,509
3.63%, 05/15/31(a)		614	572,576
5.75%, 02/01/34		2,317	2,388,673
Expand Energy Corp.
5.38%, 02/01/29		6,337	6,331,377
5.88%, 02/01/29(a)		4,576	4,579,037
6.75%, 04/15/29(a)		900	900,633
5.38%, 03/15/30		3,161	3,187,270
Exxon Mobil Corp., 4.23%, 03/19/40		100	90,488
Kinder Morgan Energy Partners LP
5.00%, 08/15/42		98	88,328
4.70%, 11/01/42		272	238,041
5.50%, 03/01/44		94	88,781
5.40%, 09/01/44		126	117,075
Kinder Morgan, Inc., 3.25%, 08/01/50		615	399,430
MPLX LP, 5.20%, 03/01/47		300	265,047
Occidental Petroleum Corp., 6.20%, 03/15/40		100	102,133
ONEOK Partners LP, 6.13%, 02/01/41		500	507,715
Phillips 66, 5.88%, 05/01/42		100	100,172
Repsol E&P Capital Markets U.S. LLC, 4.81%, 09/16/28(a)		425	426,772
Sabine Pass Liquefaction LLC
5.00%, 03/15/27		87	87,163
4.20%, 03/15/28		101	100,581
Targa Resources Corp., 4.95%, 04/15/52		457	382,050
TotalEnergies Capital International SA, 2.99%, 06/29/41		100	74,489
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36(a)		525	520,366
Valero Energy Corp., 5.15%, 03/10/36		1,920	1,892,682
Viper Energy Partners LLC
4.90%, 08/01/30		447	446,705
5.70%, 08/01/35		644	649,030
			44,038,072
Security		Par (000)	Value
Passenger Airlines — 0.6%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)	USD	1,753	$ 1,714,788
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37		1,206	1,238,793
			2,953,581
Pharmaceuticals — 0.9%
Eli Lilly & Co.
5.05%, 08/14/54		100	91,754
2.50%, 09/15/60		164	86,938
Merck & Co., Inc.
4.45%, 12/04/32		300	297,946
4.75%, 12/04/35		645	632,898
Novartis Capital Corp.
4.40%, 03/18/31		45	44,990
4.60%, 03/18/33		70	69,703
4.90%, 03/18/36		70	69,832
5.60%, 03/18/46		355	355,591
5.70%, 03/18/56		205	206,462
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53		271	251,859
Pfizer, Inc.
4.88%, 11/15/35		645	638,560
4.10%, 09/15/38		320	288,704
3.90%, 03/15/39		740	643,707
2.55%, 05/28/40		122	88,437
4.30%, 06/15/43		355	302,972
4.40%, 05/15/44		246	213,455
			4,283,808
Professional Services — 0.0%
Verisk Analytics, Inc., 4.45%, 03/15/31		20	19,667
Residential REITs — 0.3%
American Homes 4 Rent LP
5.50%, 02/01/34		148	149,295
5.50%, 07/15/34		86	86,030
5.25%, 03/15/35		557	548,668
Invitation Homes Operating Partnership LP
2.00%, 08/15/31		134	114,696
4.95%, 01/15/33		109	106,446
5.50%, 08/15/33		149	149,196
2.70%, 01/15/34		102	84,965
4.88%, 02/01/35		331	315,869
			1,555,165
Retail REITs — 0.5%
Realty Income Corp.
2.85%, 12/15/32		203	180,048
5.13%, 04/15/35		128	128,035
4.65%, 03/15/47		93	80,036
Regency Centers LP
4.50%, 03/15/33		15	14,627
5.10%, 01/15/35		85	84,716
Simon Property Group LP
4.38%, 10/01/30		943	937,651
4.75%, 09/26/34		90	88,069
5.13%, 10/01/35		837	838,318
			2,351,500
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.
2.80%, 10/01/41		123	88,183
5.30%, 12/15/45		110	104,970
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $738,000)(c)(d)		738	774,900
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.
1.75%, 06/01/30	USD	355	$ 319,520
4.00%, 01/15/31		187	183,348
4.60%, 01/15/36		535	519,693
Broadcom, Inc.
4.60%, 07/15/30		2,807	2,820,964
4.30%, 01/15/31		760	753,470
5.15%, 11/15/31		1,219	1,250,484
4.55%, 02/15/32		145	143,739
4.60%, 01/15/33		1,220	1,201,421
4.80%, 10/15/34		212	208,790
4.80%, 02/15/36		469	457,245
KLA Corp.
5.00%, 03/15/49		12	10,824
3.30%, 03/01/50		71	48,359
4.95%, 07/15/52		7	6,266
Lam Research Corp.
4.88%, 03/15/49		139	124,464
2.88%, 06/15/50		131	82,556
Micron Technology, Inc., 6.05%, 11/01/35		393	424,064
NVIDIA Corp.
3.50%, 04/01/40		710	591,179
3.50%, 04/01/50		380	280,251
QUALCOMM, Inc.
4.65%, 05/20/35		91	89,614
5.00%, 05/20/35		1,164	1,162,230
			11,646,534
Software — 2.8%
AppLovin Corp.
5.13%, 12/01/29		281	282,630
5.50%, 12/01/34		665	659,494
5.95%, 12/01/54		951	863,829
Microsoft Corp.
5.20%, 06/01/39		100	103,616
5.30%, 02/08/41		300	307,401
Oracle Corp.
4.95%, 02/04/31		203	198,623
5.70%, 02/04/36		1,750	1,682,605
3.60%, 04/01/40		633	458,911
4.13%, 05/15/45		208	143,198
4.00%, 07/15/46		1,663	1,119,913
6.00%, 08/03/55		372	311,878
5.95%, 09/26/55		1,320	1,110,477
6.70%, 02/04/56		1,618	1,501,672
Roper Technologies, Inc., 4.25%, 09/15/28		535	531,510
Salesforce, Inc.
4.90%, 09/15/31		132	131,813
5.20%, 03/15/33		132	131,775
5.55%, 03/15/36		132	131,589
6.40%, 03/15/46		132	132,914
6.55%, 03/15/56		132	132,458
6.70%, 03/15/66		132	134,166
Stripe, Inc., 5.04%, 09/26/30 (Acquired 09/26/25, cost $1,600,000)(c)(d)		1,600	1,580,000
Synopsys, Inc., 5.70%, 04/01/55		495	473,261
VMware LLC, 2.20%, 08/15/31		2,097	1,840,572
			13,964,305
Security		Par (000)	Value
Specialized REITs — 0.2%
Extra Space Storage LP
4.95%, 01/15/33	USD	668	$ 659,216
5.40%, 06/15/35		238	238,593
			897,809
Specialty Retail — 0.3%
Home Depot, Inc. (The)
3.30%, 04/15/40		200	159,790
5.95%, 04/01/41		300	315,738
Lowe’s Cos., Inc.
4.85%, 10/15/35		616	599,882
4.25%, 04/01/52		630	482,873
			1,558,283
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.
2.38%, 02/08/41		400	283,694
3.85%, 05/04/43		600	496,028
Hewlett Packard Enterprise Co., 5.60%, 10/15/54		235	209,776
			989,498
Tobacco — 2.3%
Altria Group, Inc.
5.63%, 02/06/35		620	635,024
3.40%, 02/04/41		1,249	942,769
3.88%, 09/16/46		155	113,530
3.70%, 02/04/51		320	220,273
6.20%, 02/14/59		89	87,421
BAT Capital Corp.
4.54%, 08/15/47		1,113	903,681
4.76%, 09/06/49		472	391,358
5.28%, 04/02/50		100	88,269
5.65%, 03/16/52		1,029	953,227
7.08%, 08/02/53		110	121,535
BAT International Finance PLC, 5.93%, 02/02/29		1,809	1,876,628
Imperial Brands Finance PLC, 4.50%, 06/30/28(a)		1,510	1,511,113
Philip Morris International, Inc.
5.13%, 11/17/27		1,243	1,259,667
4.63%, 10/29/35		2,666	2,564,613
			11,669,108
Trading Companies & Distributors — 0.7%
Air Lease Corp.
5.30%, 06/25/26		730	731,289
1.88%, 08/15/26		2,393	2,368,633
2.20%, 01/15/27		423	415,156
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33		244	238,910
			3,753,988
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 4.38%, 04/22/49		221	180,321
Rogers Communications, Inc., 3.80%, 03/15/32		928	866,276
T-Mobile U.S.A., Inc.
3.00%, 02/15/41		303	221,531
3.30%, 02/15/51		158	103,408
3.40%, 10/15/52		799	523,247
			1,894,783
Total Corporate Bonds — 86.7% (Cost: $438,782,236)			436,231,926
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Foreign Agency Obligations
Mexico — 0.6%
Petroleos Mexicanos
6.50%, 01/23/29	USD	2,033	$ 2,038,266
6.70%, 02/16/32		1,131	1,106,966
			3,145,232
Total Foreign Agency Obligations — 0.6% (Cost: $3,162,517)			3,145,232
Foreign Government Obligations
Chile — 0.1%
Republic of Chile, 3.25%, 09/21/71		338	209,222
Israel — 0.1%
State of Israel, 5.75%, 03/12/54		768	712,196
Mexico — 2.4%
Eagle Funding Luxco S.a.r.l., 5.50%, 08/17/30(a)		4,495	4,506,238
United Mexican States
5.38%, 03/22/33		2,275	2,222,675
5.63%, 02/09/34		1,605	1,576,110
6.05%, 01/11/40		168	162,960
4.35%, 01/15/47		504	368,928
4.40%, 02/12/52		501	354,858
6.34%, 05/04/53		405	377,205
7.38%, 05/13/55		2,443	2,565,150
			12,134,124
Panama — 0.3%
Republic of Panama, 6.88%, 01/31/36		1,516	1,613,308
Peru — 0.3%
Republic of Peru
6.20%, 06/30/55		1,007	1,011,532
2.78%, 12/01/60		971	515,358
			1,526,890
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/50		101	92,683
4.98%, 04/20/55		818	723,235
			815,918
Total Foreign Government Obligations — 3.4% (Cost: $16,800,153)			17,011,658
Municipal Bonds
California — 0.2%
State of California, GO, 7.63%,03/01/40		950	1,130,548
Illinois — 0.2%
Chicago O’Hare International Airport RB, Series B, 6.40%,01/01/40		1,000	1,095,444
New York — 0.3%
Metropolitan Transportation Authority, New York RB, 7.34%,11/15/39		985	1,141,356
Port Authority of New York & New Jersey RB, 4.46%,10/01/62		385	322,710
			1,464,066
Total Municipal Bonds — 0.7% (Cost: $3,704,992)			3,690,058
Security		Par (000)	Value
Preferred Securities
Capital Trusts — 4.6%
Banks — 1.6%
Bank of America Corp., Series RR, 4.38%(g)	USD	292	$ 288,455
Bank of Montreal, Series 6, 6.88%, 11/26/85		660	666,047
Bank of Nova Scotia (The), 8.00%, 01/27/84		421	440,781
Barclays PLC, 7.63%(g)		370	373,589
BNP Paribas SA
6.88%(a)(g)		1,205	1,164,380
7.75%(a)(g)		647	667,373
Citigroup, Inc.
6.63%(g)		520	520,390
Series EE, 6.75%(g)		703	702,683
Series FF, 6.95%(g)		839	845,230
Series GG, 6.88%(g)		1,820	1,832,846
Series T, 6.25%(g)		286	286,161
JPMorgan Chase & Co., Series KK, 3.65%(g)		127	126,417
Lloyds Banking Group PLC, 6.75%(g)		271	272,148
			8,186,500
Capital Markets — 0.5%
Charles Schwab Corp. (The), Series K, 5.00%(g)		125	123,625
Goldman Sachs Group, Inc. (The)
Series U, 3.65%(g)		197	195,239
Series V, 4.13%(g)		183	180,508
State Street Corp., (3-mo. CME Term SOFR + 1.26%), 4.94%, 06/15/47(b)		486	421,805
UBS Group AG
7.00%(a)(g)		505	500,138
7.00%(a)(g)		550	534,643
7.13%(a)(g)		580	568,905
			2,524,863
Consumer Finance — 0.1%
American Express Co., 3.55%(g)		377	372,727
Electric Utilities — 0.8%
Alliant Energy Corp., 5.75%, 04/01/56		590	573,631
Dominion Energy, Inc.
6.20%, 02/15/56		90	89,208
6.63%, 05/15/55		83	84,271
Edison International, 8.13%, 06/15/53		1,632	1,661,552
Eversource Energy
Series A, 6.10%, 08/15/56		350	345,673
Series B, 6.35%, 08/15/56		545	537,619
NextEra Energy Capital Holdings, Inc., 3.80%, 03/15/82		829	800,127
			4,092,081
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.
6.70%, 05/15/55		113	114,265
Series A, 7.00%, 02/15/55		600	617,476
Series B, 6.85%, 02/15/55		188	196,979
Sempra, 6.88%, 10/01/54		3,342	3,377,983
			4,306,703
Oil, Gas & Consumable Fuels — 0.7%
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77		1,846	1,829,540
TransCanada Trust, Series 16-A, 5.88%, 08/15/76		1,835	1,836,942
			3,666,482
Total Preferred Securities — 4.6% (Cost: $23,209,781)			23,149,356
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds, 3.38%, 08/15/42	USD	13,720	$ 11,459,952
U.S. Treasury Notes, 1.88%, 02/28/29		825	780,978
Total U.S. Treasury Obligations — 2.4% (Cost: $12,248,622)			12,240,930
Total Long-Term Investments — 98.4% (Cost: $497,908,301)			495,469,160

	Shares
Short-Term Securities
Money Market Funds — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(h)	3,408,756	3,408,756
Total Short-Term Securities — 0.7% (Cost: $3,408,756)		3,408,756
Total Investments — 99.1% (Cost: $501,317,057)		498,877,916
Other Assets Less Liabilities — 0.9%		4,585,822
Net Assets — 100.0%		$ 503,463,738

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,970,850, representing 0.8% of its net assets as of period end, and an original cost of $3,958,000.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	35	06/18/26	$ 3,977	$ (52,370)
U.S. Treasury Notes (10 Year)	245	06/18/26	27,191	(410,593)
U.S. Ultra Treasury Bonds	48	06/18/26	5,583	(29,353)
U.S. Treasury Notes (2 Year)	129	06/30/26	26,763	(60,709)
U.S. Treasury Notes (5 Year)	202	06/30/26	21,851	(52,143)
				(605,168)
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	262	06/18/26	29,721	315,625
				$ (289,543)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	BBB+	USD	1,373	$24,796	$22,831	$1,965

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
142026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45 7-15%	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	11,102	$(67,832)	$(149,936)	$82,104
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	5,343	(32,647)	(72,201)	39,554
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	11,417	(69,757)	(141,296)	71,539
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	1,141	(6,971)	(14,121)	7,150
Campbell’s Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	5,150	(3,052)	(11,875)	8,823
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	4,620	27,786	23,279	4,507
General Mills, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	2,303	(30,973)	(32,280)	1,307
General Mills, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	2,304	(30,986)	(32,294)	1,308
General Mills, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	587	(7,889)	(8,192)	303
							$(222,321)	$(438,916)	$216,595
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/26	A	USD	2,240	$4,419	$3,814	$605
Verizon Communications, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/27	BBB+	USD	2,486	21,753	19,614	2,139
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	10,714	6,131	4,583
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,274	1,441	833
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,274	1,438	836
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	177	2,895	1,657	1,238
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	328	37,091	32,409	4,682
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	292	33,020	29,006	4,014
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	14,135	12,147	1,988
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	139	15,718	13,807	1,911
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	208	23,500	20,283	3,217
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	14,135	12,083	2,052
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD	118	13,297	11,581	1,716
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB+	USD	396	8,161	4,963	3,198
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB+	USD	284	5,853	3,417	2,436
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	2,767	46,295	33,843	12,452
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	320	5,354	3,825	1,529
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	377	6,308	4,903	1,405
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	503	8,416	6,540	1,876
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	1,475	24,678	19,145	5,533
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	415	6,944	5,513	1,431
Boeing Co. (The)	1.00	Quarterly	Bank of America N.A.	12/20/30	BBB-	USD	1,089	13,861	15,091	(1,230)
Oracle Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BBB	USD	960	(30,589)	(4,426)	(26,163)
Petroleos Mexicanos	1.00	Quarterly	Barclays Bank PLC	12/20/30	BBB	USD	345	(29,432)	(29,535)	103
								$261,074	$228,690	$32,384

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
	Swap/Options Premiums Paid	Swap/Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 22,831	$ —	$ 1,965	$ —
OTC Swaps	285,930	(496,156)	276,372	(27,393)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 315,625	$ —	$ 315,625
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	1,965	—	—	—	—	1,965
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	562,302	—	—	—	—	562,302
	$ —	$ 564,267	$ —	$ —	$ 315,625	$ —	$ 879,892
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 605,168	$ —	$ 605,168
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	523,549	—	—	—	—	523,549
	$ —	$ 523,549	$ —	$ —	$ 605,168	$ —	$ 1,128,717

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (374,528)	$ —	$ (374,528)
Options purchased(a)	—	—	—	—	(552,362)	—	(552,362)
Options written	—	—	—	—	159,217	—	159,217
Swaps	—	215,919	—	—	(370,130)	—	(154,211)
	$ —	$ 215,919	$ —	$ —	$ (1,137,803)	$ —	$ (921,884)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (455,939)	$ —	$ (455,939)
Options purchased(b)	—	—	—	—	(458,158)	—	(458,158)
Options written	—	—	—	—	59,288	—	59,288
Swaps	—	158,383	—	—	374,261	—	532,644
	$ —	$ 158,383	$ —	$ —	$ (480,548)	$ —	$ (322,165)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.
162026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 62,212,484
Average notional value of contracts — short	20,162,693
Options:
Average notional value of swaption contracts purchased	20,128,750
Average notional value of swaption contracts written	57,180,000
Credit default swaps:
Average notional value — buy protection	37,151,422
Average notional value — sell protection	15,768,479
Total return swaps:
Average notional value	— (a)
Interest rate swaps:
Average notional value — pays fixed rate	31,472,000
Average notional value — receives fixed rate	28,802,250

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 82,443	$ 58,496
Swaps — centrally cleared	2,690	—
Swaps — OTC(a)	562,302	523,549
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 647,435	$ 582,045
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(85,133)	(58,496)
Total derivative assets and liabilities subject to an MNA	$ 562,302	$ 523,549

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Corporate Credit Total Return Series
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$ 194,124	$ (1,230)	$ (192,894)	$ —	$ —
Barclays Bank PLC	98,098	(29,535)	—	—	68,563
Deutsche Bank AG	16,192	—	—	(16,192)	—
JPMorgan Chase Bank N.A.	253,888	(253,888)	—	—	—
	$ 562,302	$ (284,653)	$ (192,894)	$ (16,192)	$ 68,563
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Bank of America N.A.	$ 1,230	$ (1,230)	$ —	$ —	$ —
Barclays Bank PLC	29,535	(29,535)	—	—	—
JPMorgan Chase Bank N.A.	492,784	(253,888)	—	(166,000)	72,896
	$ 523,549	$ (284,653)	$ —	$ (166,000)	$ 72,896

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 432,181,772	$ 4,050,154	$ 436,231,926
Foreign Agency Obligations	—	3,145,232	—	3,145,232
Foreign Government Obligations	—	17,011,658	—	17,011,658
Municipal Bonds	—	3,690,058	—	3,690,058
Preferred Securities	—	23,149,356	—	23,149,356
U.S. Treasury Obligations	—	12,240,930	—	12,240,930
Short-Term Securities
Money Market Funds	3,408,756	—	—	3,408,756
	$ 3,408,756	$ 491,419,006	$ 4,050,154	$ 498,877,916
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 278,337	$ —	$ 278,337
Interest Rate Contracts	315,625	—	—	315,625
Liabilities
Credit Contracts	—	(27,393)	—	(27,393)
Interest Rate Contracts	(605,168)	—	—	(605,168)
	$ (289,543)	$ 250,944	$ —	$ (38,599)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
182026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 0.1%
TimberHP by GO Lab, Inc.(a) (Cost: $155)	90,157	$ 206,460

		Par (000)
Corporate Bonds
Ground Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30(b)	USD	346	93,420
Total Corporate Bonds — 0.0% (Cost: $259,091)			93,420
Municipal Bonds
Alabama — 3.1%
Baldwin County IDA
RB, AMT, Series A, 5.00%,06/01/55(b)(c)		1,695	1,719,169
RB, AMT, Series A, 4.30%,03/01/56(b)(c)		2,515	2,438,694
Black Belt Energy Gas District
RB, Series A, 5.25%,05/01/56(c)		1,260	1,282,794
Refunding RB, 4.00%,06/01/51(c)		1,100	1,110,984
Hoover IDB, RB, AMT, 6.38%,11/01/50(c)		1,295	1,419,171
Mobile County IDA
RB, AMT, Series A, 5.00%,06/01/54		5,740	5,463,839
RB, AMT, Series B, 4.75%,12/01/54		3,220	2,955,166
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%,11/01/51(c)		1,785	1,816,397
RB, Series A, 5.00%,01/01/56(c)		1,000	1,005,654
			19,211,868
Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%,06/01/66(d)		4,575	489,956
Arizona — 1.6%
Arizona IDA
RB, 5.00%,07/01/45(b)		265	244,011
RB, 7.10%,01/01/55(b)		890	892,331
RB, 5.00%,07/01/55(b)		285	242,723
RB, Series B, 5.13%,07/01/47(b)		195	182,277
Refunding RB, 5.50%,07/01/52(b)		610	564,956
Refunding RB, Series A, 5.00%,07/01/26(b)		75	75,138
Refunding RB, Series A, 5.13%,07/01/37(b)		605	605,298
Refunding RB, Series G, 5.00%,07/01/47(b)		185	171,817
City of Phoenix IDA (The), RB, Series A, 5.00%,07/01/46(b)		570	536,333
County of Pima IDA (The)
RB, 5.13%,07/01/39		145	136,519
RB, 5.25%,07/01/49		180	156,019
Refunding RB, 4.00%,06/15/51(b)		625	464,305
Refunding RB, 5.00%,07/01/56(b)		295	227,173
Glendale IDA, RB, 5.00%,05/15/56		305	257,831
La Paz County IDA, RB, 5.88%,06/15/48(b)		285	266,756
Maricopa County IDA
RB, 5.25%,10/01/40(b)		280	248,018
RB, 5.50%,10/01/51(b)		280	228,947
RB, AMT, 4.00%,10/15/47(b)		3,640	3,124,401
Sierra Vista IDA
RB, 5.00%,06/15/34(b)		45	45,461
RB, 5.00%,06/15/44(b)		395	363,302
Security		Par (000)	Value
Arizona (continued)
Sierra Vista IDA
RB, 5.00%,06/15/54(b)	USD	440	$ 374,180
RB, 6.38%,06/15/64(b)		445	448,359
			9,856,155
Arkansas — 0.2%
Arkansas Development Finance Authority
RB, AMT, 5.70%,05/01/53		350	356,512
RB, AMT, Series A, 6.88%,07/01/48(b)		900	966,303
			1,322,815
California — 5.6%
California HFA
RB, Series 1, 04/01/36(b)(e)		1,605	1,583,041
RB, Series 2, 04/01/36(b)(e)		349	344,444
RB, Series 2021-3, Class A, 3.25%,08/20/36		911	871,169
RB, Series S, 8.00%,07/01/67(b)(c)		1,575	1,582,639
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Series B, 12.00%,01/01/65(b)(c)		14,260	7,557,800
California Municipal Finance Authority
RB, 5.63%,07/01/44(b)		150	149,995
RB, Series A, 6.10%,12/01/37		1,500	1,493,876
RB, Series A, 6.00%,02/01/38(c)		1,700	1,669,486
RB, Series B, 7.10%,02/01/38(c)		800	783,758
RB, Series S, 8.13%,08/01/56(b)(c)		300	298,054
RB, AMT, 4.00%,07/15/29		2,500	2,508,198
California Public Finance Authority, RB, Series A, 6.38%,06/01/59(b)		2,250	2,044,995
California School Finance Authority, Refunding RB, Series A, 5.00%,07/01/51(b)		300	285,100
California Statewide Communities Development Authority, RB, Series A, 7.50%,03/01/68(b)(c)		745	748,438
California Statewide Financing Authority
RB, 6.00%,05/01/43		85	86,905
RB, Series B, 6.00%,05/01/43		315	315,718
City of Los Angeles Department of Airports, Refunding RB, AMT, Series D, 4.00%,05/15/51		4,000	3,496,678
CSCDA Community Improvement Authority
RB, 4.00%,07/01/56(b)		205	154,250
RB, 4.00%,07/01/58(b)		265	157,001
RB, Series A, 3.00%,09/01/56(b)		1,090	731,575
RB, Series B, 4.00%,07/01/58(b)		300	158,180
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%,06/01/66(d)		55,890	5,579,242
Hastings Campus Housing Finance Authority, RB, Series B, 0.00%,07/01/61(b)		1,045	502,930
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%,06/01/36(d)		3,845	1,877,741
			34,981,213
Colorado — 4.5%
Aurora Crossroads Metropolitan District No. 2
GO, Refunding, Series A-1, 0.00%,12/01/55		2,300	2,095,994
GO, Refunding, Series A-2, 0.00%,12/01/55		600	544,547
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%,12/01/48		500	488,154
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%,12/01/51(b)		500	439,082
Baseline Metropolitan District No. 1, GO, Series B, 6.75%,12/15/54		530	528,748
Canyons Metropolitan District No. 5, GO, Refunding, Series B, 6.50%,12/15/54		500	491,833
Centerra Metropolitan District No. 1, TA, 5.00%,12/01/47(b)		155	152,252
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Colorado Educational & Cultural Facilities Authority
RB, Series 1, 6.88%,02/01/59(b)	USD	1,600	$ 1,671,188
RB, Series B, 8.50%,02/01/59(b)		3,460	3,842,478
Refunding RB, 4.00%,12/01/30(b)		100	97,526
Refunding RB, 5.00%,12/15/45(b)		500	477,293
Colorado Health Facilities Authority
RB, 5.50%,11/01/47		120	125,370
RB, 5.25%,11/01/52		305	310,364
RB, Series A, 5.00%,05/15/35		250	233,830
RB, Series A, 5.00%,05/15/44		270	221,874
RB, Series A, 5.00%,05/15/49		420	317,868
Refunding RB, Series A, 3.00%,11/15/51		500	358,044
Creekwalk Marketplace Business Improvement District
Refunding RB, Series A, 6.00%,12/01/54		2,025	2,001,657
Refunding RB, Series B, 8.00%,12/15/54		513	506,162
Denver Convention Center Hotel Authority, Refunding RB, 5.00%,12/01/40		950	947,763
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%,12/01/33		500	514,013
Gold Hill North Business Improvement District, GO, Series A, 5.60%,12/01/54(b)		500	487,785
Green Valley Ranch East Metropolitan District No. 9, GO, Series A, 0.00%,12/01/55		300	242,323
Highlands Metropolitan District No. 1, GO, 5.00%,12/01/51		575	483,879
Independence Metropolitan District No. 3
GO, Series B, 7.13%,12/15/54		500	494,338
GO, Refunding, Series A, 5.38%,12/01/54		680	670,191
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%,12/01/50		500	383,060
Loretto Heights Community Authority, RB, 4.88%,12/01/51		570	445,283
North Range Metropolitan District No. 3, GO, Series A, 5.25%,12/01/50		500	500,583
Orchard Park Place South Metropolitan District, GO, 6.00%,12/01/54(b)		940	917,958
Palisade Metropolitan District No. 2, Refunding RB, Series B, 0.00%,12/15/54(b)		1,020	986,190
Piney Lake Trails Metropolitan District No. 1, GO, Series A, 5.88%,12/01/55		500	497,720
Redtail Ridge Metropolitan District, GO, 0.00%,12/01/32(d)		3,999	2,541,414
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%,12/01/42		500	510,901
Sojourn at Idlewild Metropolitan District, GO, Series A, 6.13%,12/01/55(b)		500	509,456
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%,12/01/37		250	250,945
St. Vrain Lakes Metropolitan District No. 4, GO, Series A, 0.00%,09/20/54(b)		765	560,626
Waters’ Edge Metropolitan District No. 2, GO, 5.00%,12/01/51		560	514,195
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%,12/01/48		500	489,493
			27,852,380
Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority
RB, 5.38%,07/01/54		775	722,645
RB, Series A, 5.00%,01/01/55(b)		570	468,480
Mohegan Tribal Finance Authority, RB, 7.00%,02/01/45(b)		2,430	2,450,348
Security		Par (000)	Value
Connecticut (continued)
Stamford Housing Authority
Refunding RB, Series A, 6.50%,10/01/55	USD	375	$ 379,756
Refunding RB, Series A, 6.25%,10/01/60		260	256,335
			4,277,564
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%,05/01/39(b)		661	663,140
Town of Bridgeville
Special Tax Bonds, 5.25%,07/01/44(b)		100	99,296
Special Tax Bonds, 5.63%,07/01/53(b)		400	394,602
Town of Milton
Special Tax Bonds, 5.70%,09/01/44(b)		150	152,008
Special Tax Bonds, 5.95%,09/01/53(b)		300	301,592
			1,610,638
District of Columbia — 0.7%
District of Columbia, Refunding RB, 5.00%,06/01/46		580	565,149
District of Columbia Tobacco Settlement Financing Corp.
RB, Series A, 0.00%,06/15/46(d)		625	143,680
RB, Series B, 0.00%,06/15/46(d)		10,325	2,282,925
RB, Series C, 0.00%,06/15/55(d)		17,300	1,697,062
			4,688,816
Florida — 14.6%
Alachua County Housing Finance Authority, RB, Series A, 6.30%,07/01/55(b)(c)		250	257,420
Angeline Community Development District, Special Assessment RB, 5.50%,05/01/45		415	417,563
Antillia Community Development District, Special Assessment RB, 5.88%,05/01/54		190	190,180
Arbors Community Development District, Special Assessment RB, 5.50%,05/01/55(b)		1,000	984,101
Ave Maria Stewardship Community District, Special Assessment RB, 5.60%,05/01/56		300	288,906
Bella Collina Community Development District, Special Assessment RB, 5.30%,05/01/55		155	148,974
Bella Tara Community Development District
Special Assessment RB, 5.88%,05/01/45		290	298,962
Special Assessment RB, 6.13%,05/01/56		450	456,888
Bellehaven Community Development District, Special Assessment RB, 6.05%,05/01/55		500	506,088
Berry Bay II Community Development District, Special Assessment RB, 5.45%,05/01/54		225	213,266
Braddock Lakes Community Development District, Special Assessment RB, 5.75%,05/01/55		655	629,851
Brevard County Health Facilities Authority
Refunding RB, 4.00%,11/15/26(b)		475	473,352
Refunding RB, 4.00%,11/15/28(b)		510	501,893
Refunding RB, 4.00%,11/15/30(b)		555	536,563
Refunding RB, 4.00%,11/15/34(b)		650	605,106
Brightshore Community Development District, Special Assessment RB, 5.70%,05/01/57		800	767,120
Buckhead Trails Community Development District
Special Assessment RB, 5.60%,05/01/44		210	214,629
Special Assessment RB, Series 2022, 5.75%,05/01/52		210	210,628
Buckhead Trails II Community Development District
Special Assessment RB, 5.50%,05/01/46		100	99,790
Special Assessment RB, 5.80%,05/01/56		200	196,562
Capital Projects Finance Authority
RB, Series 1, 9.00%,06/15/42(b)		115	115,071
RB, Series 1, 7.50%,06/15/65(b)		925	925,986
202026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%,05/01/31	USD	345	$ 349,082
Capital Trust Agency, Inc.
RB, 5.00%,01/01/55(b)		1,570	1,324,814
RB, 4.88%,06/15/56(b)		1,335	1,043,474
RB, 0.00%,07/01/61(b)(d)		7,255	595,163
RB, Series A, 5.00%,06/15/49(b)		100	89,487
RB, Series A, 5.75%,06/01/54(b)		420	348,262
RB, Series A, 5.00%,12/15/54		285	248,094
Capital Trust Authority
RB, 6.13%,07/01/55(b)		500	492,763
RB, Series A, 5.00%,07/01/44(b)		200	186,605
RB, Series A, 5.25%,07/01/54(b)		350	308,837
RB, Series A, 8.50%,07/01/57(b)		960	954,790
Refunding RB, Series A, 4.75%,06/15/40(b)		135	130,947
Refunding RB, Series A, 5.13%,06/15/50(b)		125	113,871
Refunding RB, Series A, 5.25%,06/15/59(b)		170	152,585
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%,05/01/45(f)(g)		235	188,000
Center Lake Ranch West Community Development District, Special Assessment RB, 5.60%,05/01/55(b)		200	194,642
City of Pompano Beach, Refunding RB, 4.00%,09/01/50		1,200	983,236
Coastal Ridge Community Development District
Special Assessment RB, 5.75%,05/01/45		600	616,369
Special Assessment RB, 6.00%,05/01/55		465	469,470
Connerton East Community Development District
Special Assessment RB, 5.25%,06/15/45		100	100,457
Special Assessment RB, 5.50%,06/15/55		170	165,582
Coral Creek Community Development District, Special Assessment RB, 5.75%,05/01/54		125	124,145
County of Lee Airport Revenue, RB, AMT, 5.25%,10/01/49		2,145	2,212,449
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%,10/01/52		460	465,370
County of Okaloosa, RB, 5.75%,05/15/60(b)		450	454,378
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%,10/01/46(d)		935	319,576
Refunding RB, Series A-2, 0.00%,10/01/47(d)		900	285,186
Refunding RB, Series A-2, 0.00%,10/01/48(d)		635	188,145
Refunding RB, Series A-2, (AGM), 0.00%,10/01/52(d)		525	120,267
Crossings Community Development District, Special Assessment RB, 5.60%,05/01/54		125	121,730
Crosswinds East Community Development District, Special Assessment RB, 5.75%,05/01/54		105	104,715
Curiosity Creek Community Development District
Special Assessment RB, 5.40%,05/01/44(b)		110	110,287
Special Assessment RB, 5.70%,05/01/55(b)		180	174,015
Special Assessment RB, 5.88%,05/01/56(b)		600	582,858
Cypress Creek Reserve Community Development District
Special Assessment RB, 5.75%,05/01/45		200	206,444
Special Assessment RB, 6.00%,05/01/56		300	303,848
Darby Community Development District, Special Assessment RB, Series 2, 5.88%,05/01/35		400	413,062
Escambia County Health Facilities Authority
Refunding RB, (AGM), 4.00%,08/15/45		3,060	2,758,406
Refunding RB, (AGM), 3.00%,08/15/50		2,500	1,740,263
Firethorn Community Development District
Special Assessment RB, 5.30%,05/01/45		870	864,192
Special Assessment RB, 5.60%,05/01/55		200	192,738
Florida Development Finance Corp.
RB, 5.25%,06/01/55(b)		1,245	1,153,918
Security		Par (000)	Value
Florida (continued)
Florida Development Finance Corp.
RB, Series A, 6.13%,06/15/44(b)	USD	45	$ 45,015
RB, Series A, 5.13%,06/15/55(b)		2,490	2,055,169
RB, Series C, 5.75%,12/15/56(b)		370	272,911
RB, AMT, 4.50%,07/01/32(b)		1,185	1,179,508
RB, AMT, 6.13%,07/01/32(b)(c)		1,375	1,375,886
RB, AMT, Series A, 4.38%,10/01/54(b)(c)		680	683,155
RB, AMT, Series A, 12.00%,07/15/59(b)(c)(f)(g)		3,030	1,060,500
Refunding RB, Series A, 4.00%,06/01/46(b)		300	239,776
Refunding RB, Series A, 4.50%,12/15/56(b)		1,085	698,773
Refunding RB, AMT, 14.00%,07/15/32(b)(c)(f)(g)		3,630	1,270,500
Refunding RB, AMT, (AGM), 5.00%,07/01/44		4,860	4,723,097
Refunding RB, AMT, (AGM), 5.25%,07/01/47		500	490,616
Refunding RB, AMT, (AGM), 5.25%,07/01/53		1,850	1,794,162
Florida Local Government Finance Commission, RB, Series A, 6.88%,11/15/64(b)		1,200	1,243,744
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%,05/01/55		415	415,871
Gas Worx Community Development District, Special Assessment RB, 5.75%,05/01/45(b)		450	459,416
Golden Gem Community Development District, Special Assessment RB, 6.00%,05/01/55		1,185	1,183,122
Grand Oaks Community Development District
Special Assessment RB, 4.25%,05/01/40		210	199,960
Special Assessment RB, 4.50%,05/01/52		235	206,101
Greater Orlando Aviation Authority
RB, AMT, 5.25%,11/01/35		800	828,496
RB, AMT, 5.50%,11/01/37		280	291,686
Greenbriar Community Development District
Special Assessment RB, 5.65%,05/01/45		185	186,482
Special Assessment RB, 5.88%,05/01/54		220	216,298
Hammock Oaks Community Development District
Special Assessment RB, 5.85%,05/01/44		230	233,820
Special Assessment RB, 5.55%,05/01/45(b)		220	222,714
Special Assessment RB, 5.75%,05/01/55(b)		335	330,733
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%,05/01/33		370	360,242
Harbor Reserve Community Development District, Special Assessment RB, 5.75%,05/01/56		800	766,604
Harvest Hills South Community Development District, Special Assessment RB, 5.45%,05/01/45		1,375	1,367,532
Highland Trails Community Development District, Special Assessment RB, 5.85%,05/01/56		300	290,802
Hillcrest Preserve Community Development District, Special Assessment RB, 5.30%,05/01/54(b)		270	253,184
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%,05/01/55		165	166,509
Ibis Landing Community Development District
Special Assessment RB, 5.70%,06/15/45		100	103,545
Special Assessment RB, 5.88%,06/15/55		125	126,483
Kings Creek I Community Development District, Special Assessment RB, 6.00%,05/01/55		430	431,491
Kissimmee Park Community Development District
Special Assessment RB, 5.88%,05/01/45		270	278,344
Special Assessment RB, 6.13%,05/01/56		225	228,444
Lake Flores Community Development District
Special Assessment RB, 5.45%,05/01/46		200	198,615
Special Assessment RB, 5.75%,05/01/56		200	195,715
Lakes of Sarasota Community Development District 2
Special Assessment RB, Series A, 5.50%,05/01/45		630	632,834
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Lakes of Sarasota Community Development District 2
Special Assessment RB, Series A, 5.70%,05/01/55	USD	765	$ 742,651
Lakewood Ranch Stewardship District
Special Assessment RB, 3.25%,05/01/29		225	222,786
Special Assessment RB, 4.75%,05/01/29		180	183,300
Special Assessment RB, 4.40%,05/01/39		520	515,477
Special Assessment RB, 5.50%,05/01/40		335	357,983
Special Assessment RB, 5.30%,05/01/44		100	102,566
Special Assessment RB, 5.80%,05/01/45		405	427,922
Special Assessment RB, 5.45%,05/01/48		365	366,572
Special Assessment RB, 4.00%,05/01/50		180	146,438
Special Assessment RB, 5.55%,05/01/54		105	105,271
Special Assessment RB, 5.50%,05/01/55		765	762,632
Special Assessment RB, 6.00%,05/01/56		1,135	1,172,411
Lee County IDA, RB, Series B-1, 4.75%,11/15/29		260	261,146
Lowery Hills Community Development District
Special Assessment RB, 5.63%,05/01/45(b)		160	160,207
Special Assessment RB, 5.85%,05/01/55(b)		220	214,259
LT Ranch Community Development District
Special Assessment RB, 5.50%,05/01/44		205	212,552
Special Assessment RB, 5.85%,05/01/54		150	152,997
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%,05/01/44		115	116,397
Malabar Springs Community Development District
Special Assessment RB, 5.20%,05/01/44		165	163,638
Special Assessment RB, 5.50%,05/01/54		250	237,687
Marion Ranch Community Development District, Special Assessment RB, 5.95%,05/01/54		270	270,684
Mckendree Pointe Community Development District, Special Assessment RB, 6.00%,05/01/56		400	391,118
New Port Corners Community Development District, Special Assessment RB, 5.20%,06/15/45(b)		500	496,456
Newfield Community Development District, Special Assessment RB, 5.90%,05/01/56		805	809,298
Normandy Community Development District, Special Assessment RB, 5.55%,05/01/54(b)		415	387,153
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%,05/01/44		60	61,433
Special Assessment RB, Series A, 6.00%,05/01/54		60	60,419
Orange County Health Facilities Authority
RB, 5.00%,08/01/35		250	250,211
Refunding RB, Series A, 4.50%,10/01/56		5,000	4,683,809
Ormond Crossings West Community Development District
Special Assessment RB, 5.75%,11/01/47		400	392,163
Special Assessment RB, 6.00%,11/01/57		500	481,325
Palm Beach County Health Facilities Authority, RB, 5.75%,11/01/50		210	217,862
Palmetto Ridge Community Development District
Special Assessment RB, 5.45%,05/01/46		370	364,786
Special Assessment RB, 5.70%,05/01/55		430	412,262
Parker Road Community Development District, Special Assessment Refunding RB, 3.38%,05/01/30		335	321,688
Parrish Lakes Community Development District, Special Assessment RB, 5.80%,05/01/54		405	397,861
Parrish Plantation Community Development District
Special Assessment RB, 5.80%,05/01/44		115	118,423
Special Assessment RB, 6.05%,05/01/54		225	228,153
Pinery Community Development District, Special Assessment RB, 5.88%,05/01/56		400	386,966
Pioneer Ranch Community Development District, Special Assessment RB, 5.30%,05/01/55		965	923,474
Security		Par (000)	Value
Florida (continued)
Poitras East Community Development District, Special Assessment RB, 5.00%,05/01/43	USD	355	$ 360,845
Portico Community Development District
Special Assessment RB, Series 2, 3.25%,05/01/31		100	95,775
Special Assessment RB, Series 2, 4.00%,05/01/50		425	351,248
Preserve at South Branch Community Development District, Special Assessment RB, 3.50%,11/01/30		170	169,453
Reflection Bay Community Development District
Special Assessment RB, 5.63%,05/01/45		125	127,208
Special Assessment RB, 5.88%,05/01/55		205	205,194
Rustic Oaks Community Development District, Special Assessment RB, 4.00%,05/01/52		385	305,374
Sandridge Community Development District, Special Assessment RB, Series A-1, 4.00%,05/01/51		130	108,988
Seminole County IDA
Refunding RB, 5.25%,11/15/39		500	491,630
Refunding RB, 5.75%,11/15/54		595	556,709
Seminole Palms Community Development District, Special Assessment RB, 5.50%,05/01/55(b)		255	240,172
Shadowlawn Community Development District, Special Assessment RB, 5.85%,05/01/54		820	794,786
Solaeris Community Development District, Special Assessment RB, 6.00%,05/01/45(b)		720	739,168
South Broward Hospital District, RB, Series A, 3.00%,05/01/51		1,300	916,589
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%,05/01/34		365	344,994
St. Johns County IDA, Refunding RB, 4.00%,08/01/55		600	480,522
Starling Community Development District, Special Assessment RB, 5.60%,05/01/56(b)		555	527,720
Sugarloaf Community Development District
Special Assessment RB, 5.38%,12/15/46		100	99,233
Special Assessment RB, 5.63%,12/15/55		155	149,697
Sunrise Community Development District, Special Assessment RB, 5.88%,05/01/55(b)		600	570,655
Three Rivers Community Development District, Special Assessment RB, 5.75%,05/01/56		825	789,462
Tolomato Community Development District
Special Assessment RB, 4.80%,05/01/44		600	582,260
Special Assessment RB, 5.13%,05/01/54		605	576,095
Tradition Community Development District No. 9
Special Assessment RB, 5.40%,05/01/45		160	160,495
Special Assessment RB, 5.65%,05/01/56		225	219,503
Trout Creek Community Development District, Special Assessment RB, 5.00%,05/01/28		135	137,202
Village Community Development District No. 16, Special Assessment RB, 5.13%,05/01/56		1,200	1,159,326
Vivid Shores Community Development District, Special Assessment RB, 5.63%,05/01/56		400	388,815
Volusia County Educational Facility Authority, RB, 5.25%,06/01/49		705	707,631
West Villages Improvement District
Special Assessment RB, 4.75%,05/01/39		190	187,837
Special Assessment RB, 5.00%,05/01/50		290	278,172
Special Assessment RB, 5.63%,05/01/54		220	214,409
Westside Community Development District, Special Assessment Refunding RB, 3.75%,05/01/29(b)		605	605,462
Westside Haines City Community Development District, Special Assessment RB, 6.00%,05/01/54		165	166,469
Windward at Lakewood Ranch Community Development District, Special Assessment RB, 4.25%,05/01/52		405	334,199
			90,723,009
222026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Georgia — 1.1%
Atlanta Development Authority (The)
TA, Series A-1, 5.00%,04/01/34(b)	USD	470	$ 478,105
TA, Series A-2, 5.50%,04/01/39(b)		720	734,947
City of Atlanta Department of Aviation, RB, AMT, Series 1, 5.25%,07/01/50		1,500	1,548,497
Development Authority of Cobb County (The), RB, Series A, 6.38%,06/15/58(b)		145	140,064
East Point Business & IDA, RB, Series A, 5.25%,06/15/62(b)(f)(g)		150	90,000
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, 5.00%,07/01/55		3,100	3,197,597
Municipal Electric Authority of Georgia, RB, Series A, 5.00%,07/01/52		645	651,515
			6,840,725
Idaho — 0.1%
Spring Valley Community Infrastructure District No. 1
GO, 4.05%,09/01/32		25	24,182
GO, 5.40%,09/01/50		510	497,214
			521,396
Illinois — 3.8%
Chicago Board of Education
GO, Series A, 5.88%,12/01/47		1,500	1,514,499
GO, Series A, 5.75%,12/01/50		5,450	5,449,673
GO, Series A, 6.25%,12/01/50		2,310	2,419,014
GO, Series D, 5.00%,12/01/46		1,620	1,479,418
GO, Series D, 5.00%,12/01/46		685	625,526
GO, Series H, 5.00%,12/01/46		205	187,210
GO, Refunding, Series B, 6.00%,12/01/44		1,435	1,504,852
GO, Refunding, Series C, 5.00%,12/01/34		625	625,153
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.50%,12/01/59		1,850	1,937,041
City of Chicago, GO, Series A, 6.00%,01/01/50		1,640	1,693,510
City of Marion Sales Tax Revenue
RB, 6.38%,06/01/45		600	602,087
RB, 6.63%,06/01/55		1,120	1,106,222
County of Cook, RB, 6.50%,01/01/45		1,125	1,140,792
Illinois Finance Authority
Refunding RB, 5.25%,08/01/35(b)		300	303,506
Refunding RB, Series A, 5.38%,11/01/55		600	594,612
Illinois State Toll Highway Authority, RB, Series A, 4.00%,01/01/46		2,000	1,843,268
Metropolitan Pier & Exposition Authority, RB, 5.00%,06/15/57		660	642,536
Village of Lincolnwood Il, RB, Series B, 5.75%,12/01/43(b)		265	269,330
			23,938,249
Indiana — 0.8%
City of Valparaiso, Refunding RB, AMT, 4.50%,01/01/34(b)		100	101,529
Indiana Finance Authority
RB, Series A, 6.13%,10/15/45(b)		215	216,145
RB, Series A, 6.38%,10/15/55(b)		160	158,722
RB, AMT, Series A, 6.75%,05/01/39		640	709,894
Refunding RB, Series A, 5.25%,03/01/50		475	477,545
Refunding RB, Series A, 5.38%,03/01/55		555	558,383
Refunding RB, Series A-1, 5.00%,11/15/42		700	751,443
Refunding RB, Series A-1, 5.00%,11/15/43		1,000	1,066,449
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%,03/01/53		400	411,580
Town of Whitestown, Refunding TA, 6.00%,09/01/50(b)		500	492,338
			4,944,028
Security		Par (000)	Value
Iowa — 0.4%
Iowa Finance Authority
Refunding RB, Series A, 5.13%,05/15/59	USD	725	$ 665,068
Refunding RB, Series E, 4.00%,08/15/46		570	518,630
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series C, 3.50%,12/01/44		2,000	1,556,728
			2,740,426
Kansas — 0.0%
City of Manhattan, RB, Series A, 5.50%,06/01/55		200	198,810
Kentucky — 0.6%
City of Henderson, RB, AMT, 4.70%,01/01/52(b)		1,895	1,735,385
Kentucky Public Energy Authority, RB, Series C, 4.00%,02/01/50(c)		2,310	2,331,142
			4,066,527
Louisiana — 1.4%
Juban Crossing Community Development District, Special Assessment RB, Series A, 6.25%,06/01/54		715	734,279
Louisiana Public Facilities Authority
RB, 6.00%,06/15/59(b)		480	480,218
RB, Series A, 5.25%,06/01/60(b)		1,225	906,820
RB, Series A, 6.50%,06/01/62(b)		150	133,545
RB, AMT, 5.75%,09/01/64		3,635	3,726,477
RB, AMT, 5.00%,09/01/66		1,000	941,714
RB, AMT, Series R-2, 6.50%,10/01/53(b)(c)		505	531,253
Parish of St. James, RB, Series 2, 6.35%,07/01/40(b)		950	1,027,494
			8,481,800
Maine — 0.5%
Finance Authority of Maine
RB, Series B, 9.50%,06/01/32		150	127,078
RB, AMT, 8.50%,06/01/35(f)(g)		825	423,315
RB, AMT, Series A, 8.50%,06/01/32		150	127,074
Refunding RB, AMT, 4.63%,12/01/47(b)(c)		400	413,254
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%,07/01/37(b)		2,100	1,963,726
			3,054,447
Maryland — 0.9%
City of Baltimore
RB, 4.88%,06/01/42		170	172,649
RB, 5.25%,06/01/55(b)		200	190,845
Refunding TA, Series A, 3.20%,06/01/30(b)		200	195,200
Refunding TA, Series A, 3.25%,06/01/31(b)		225	218,241
Refunding TA, Series A, 3.30%,06/01/32(b)		500	482,477
Refunding TA, Series A, 3.35%,06/01/33(b)		540	517,312
Refunding TA, Series A, 3.40%,06/01/34(b)		570	541,363
Refunding TA, Series A, 3.45%,06/01/35(b)		610	575,316
Maryland EDC, RB, AMT, Series B, 5.25%,06/30/47		570	573,605
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%,03/01/55(b)		1,940	1,992,579
			5,459,587
Massachusetts — 0.8%
Massachusetts Development Finance Agency
RB, 5.00%,01/01/48		1,000	956,483
RB, 5.00%,10/01/54		710	618,590
RB, Series 1, 6.38%,07/15/45(b)		570	575,887
RB, Series A, 5.00%,01/01/47		500	483,205
Refunding RB, 5.25%,07/01/52		1,050	1,009,563
Refunding RB, 5.00%,10/01/57(b)		500	471,950
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%,12/01/42		310	302,837
Refunding RB, AMT, Series A, 4.50%,12/01/47		490	447,520
			4,866,035
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Michigan — 0.0%
Michigan Strategic Fund, RB, 5.00%,11/15/42	USD	210	$ 210,108
Minnesota — 0.8%
City of Deephaven, Refunding RB, Series A, 5.25%,07/01/37		605	605,367
City of Eagan, RB, Series A, 6.38%,02/01/55(b)		100	96,149
City of Forest Lake, Refunding RB, 5.00%,07/01/56		2,140	1,748,291
Duluth EDA, Refunding RB, Series A, 5.25%,02/15/58		1,500	1,500,123
Housing & Redevelopment Authority of the City of St. Paul, RB, Series A, 5.50%,07/01/38(b)		240	240,882
Minnesota HFA, RB, Series M, (GNMA/FNMA/FHLMC COL), 6.00%,01/01/53		510	541,830
			4,732,642
Missouri — 0.2%
City of St. Louis IDA (The)
Refunding RB, Series A, 4.38%,11/15/35		215	199,841
Refunding RB, Series A, 5.75%,06/15/54		585	587,992
Kansas City IDA
RB, Series A-1, 5.00%,06/01/46(b)		290	289,436
RB, Series A-1, 5.00%,06/01/54(b)		185	176,167
			1,253,436
Montana — 0.2%
City of Forsyth, Refunding RB, AMT, Series B, 4.00%,03/01/31		1,200	1,177,216
Nebraska — 0.0%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%,11/01/45		270	270,089
Nevada — 0.1%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.25%,12/01/47		110	109,344
Special Assessment RB, 5.50%,12/01/53		100	100,389
Tahoe-Douglas Visitors Authority
RB, 5.00%,07/01/40		215	219,828
RB, 5.00%,07/01/45		280	281,776
			711,337
New Hampshire — 2.0%
New Hampshire Business Finance Authority
RB, 5.38%,12/01/31(b)		1,245	1,238,430
RB, 5.95%,12/01/31(b)		305	304,950
RB, 0.00%,04/01/32(b)(d)		550	368,945
RB, 0.00%,12/15/33(b)(d)		3,850	2,180,976
RB, 5.88%,12/15/33(b)		1,039	1,024,928
RB, 5.25%,12/01/35(b)		2,310	2,295,095
RB, 5.38%,12/15/35(b)		1,309	1,308,825
RB, Series 1, 5.15%,09/28/37		1,450	1,430,655
RB, Series 2024-1, Class A, 4.25%,07/20/41		610	599,603
RB, Series 2025-1, Class B, 5.75%,04/28/42		770	784,846
RB, Series A, 4.13%,08/15/40		320	291,659
RB, Series A, 4.25%,08/15/46		365	314,769
RB, Series A, 4.50%,08/15/55		755	617,819
			12,761,500
New Jersey — 1.1%
New Jersey EDA
RB, Series A, 5.25%,11/01/54(b)		945	803,872
RB, Series B, 6.50%,04/01/31		65	65,225
Refunding RB, Series A, 6.00%,08/01/49(b)		250	250,008
New Jersey Health Care Facilities Financing Authority, RB, 4.00%,07/01/51		1,065	998,377
Security		Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority
Refunding RB, AMT, Series C, 4.25%,12/01/50	USD	1,540	$ 1,293,178
Refunding RB, AMT, Sub-Series C, 3.63%,12/01/49		820	607,083
New Jersey Transportation Trust Fund Authority, RB, Series AA, 4.00%,06/15/45		3,000	2,821,394
			6,839,137
New York — 5.6%
Build NYC Resource Corp.
RB, Series A, 6.13%,07/01/43		385	400,712
RB, Series A, 6.38%,07/01/53		705	717,527
RB, Series A, 5.50%,06/01/56(b)		200	189,814
RB, Series A, 7.00%,12/15/65(b)		820	816,471
Refunding RB, AMT, 5.00%,01/01/35(b)		385	385,521
County of Cattaraugus, RB, 5.00%,05/01/44		195	195,053
Hempstead Town Local Development Corp., RB, 5.00%,07/01/44		500	499,974
New York City Housing Development Corp., RB, Series C-1, 4.20%,11/01/44		1,000	968,302
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%,06/01/42		915	777,942
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%,06/01/51		835	686,902
New York Liberty Development Corp.
Refunding RB, Series 2, 5.38%,11/15/40(b)		400	397,841
Refunding RB, Series A, 3.00%,11/15/51		650	462,051
New York State Dormitory Authority
RB, Series A, 4.00%,07/01/50		2,100	1,845,843
Refunding RB, Series A, 3.00%,03/15/51		800	573,992
New York State Thruway Authority
RB, Series N, 3.00%,01/01/49		1,275	934,526
Refunding RB, Series 1, 4.00%,03/15/53		1,900	1,663,545
Refunding RB, Series A, 4.00%,03/15/49		3,690	3,292,833
Refunding RB, Series B, 4.00%,01/01/45		1,190	1,109,419
New York Transportation Development Corp.
RB, AMT, 5.63%,04/01/40		500	525,388
RB, AMT, 6.00%,06/30/50		1,095	1,172,855
RB, AMT, 4.00%,04/30/53		1,240	1,053,219
RB, AMT, 6.00%,06/30/54		5,000	5,179,268
RB, AMT, 6.00%,06/30/55		2,000	2,103,266
RB, AMT, (AGM), 5.13%,06/30/60		1,185	1,175,888
Refunding RB, AMT, 5.38%,08/01/36		865	892,478
Suffolk Regional Off-Track Betting Corp.
RB, 5.00%,12/01/34		405	414,488
RB, 5.75%,12/01/44		700	715,199
RB, 6.00%,12/01/53		1,000	1,016,815
Triborough Bridge & Tunnel Authority, RB, Series 1, 4.00%,11/15/54		1,900	1,662,589
Ulster County Capital Resource Corp., RB, 5.88%,09/15/59(b)		600	592,515
Westchester County Local Development Corp.
RB, Series A, 6.38%,12/01/55(b)		300	303,806
Refunding RB, 5.00%,07/01/41(b)		510	511,395
Refunding RB, 5.00%,07/01/56(b)		560	493,432
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%,06/01/42		670	540,222
Refunding RB, Sub-Series C, 5.13%,06/01/51		500	418,675
			34,689,766
North Carolina — 1.0%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%,07/01/53		615	652,665
242026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission
RB, Series A, 5.25%,11/01/56	USD	1,500	$ 1,481,643
Refunding RB, Series A, 5.25%,01/01/41		230	223,563
North Carolina Turnpike Authority
RB, 5.00%,01/01/49		3,000	3,022,848
RB, Series A, (AGM), 5.00%,01/01/58		985	984,513
			6,365,232
North Dakota — 0.1%
City of Grand Forks, RB, Series A, (AGM), 5.00%,12/01/53		350	350,148
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority
Refunding RB, Series B-2, 5.00%,06/01/55		7,075	5,704,889
Refunding RB, Series B-3, 0.00%,06/01/57(d)		20,180	1,471,530
Cleveland-Cuyahoga County Port Authority
Refunding RB, Series A, 5.38%,01/01/39(b)		145	146,918
Refunding RB, Series A, 5.88%,01/01/49(b)		330	324,809
County of Franklin, RB, Series B, 4.00%,07/01/45		850	729,487
County of Hamilton
Refunding RB, 5.00%,01/01/46		190	187,609
Refunding RB, 4.00%,08/15/50		915	795,369
County of Hardin
Refunding RB, 5.00%,05/01/30		140	139,441
Refunding RB, 5.25%,05/01/40		145	138,501
Refunding RB, 5.50%,05/01/50		670	598,623
Hickory Chase Community Authority, Refunding RB, 5.00%,12/01/40(b)		735	752,183
Ohio Air Quality Development Authority, RB, AMT, 4.50%,01/15/48(b)		4,715	4,322,867
			15,312,226
Oklahoma — 1.0%
Oklahoma Development Finance Authority, RB, 7.25%,09/01/51(b)		3,290	3,182,215
Tulsa County Industrial Authority, Refunding RB, 5.25%,11/15/45		965	966,146
Tulsa Municipal Airport Trust Trustees, Refunding RB, AMT, 6.25%,12/01/40		1,755	1,922,103
			6,070,464
Oregon — 1.5%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%,11/15/50		200	194,913
Clackamas County School District No. 12 North Clackamas
GO, Series A, (School Bond Guaranty), 0.00%,06/15/38(d)		30	17,780
GO, Series A, (School Bond Guaranty), 0.00%,06/15/38(d)		245	142,968
Oregon Health & Science University, Refunding RB, Series A, 3.00%,07/01/51		700	486,738
Oregon State Facilities Authority, RB, Series A, 5.25%,06/15/55(b)		305	270,525
Port of Morrow, GO, Series A, 5.15%,10/01/26(b)		3,515	3,514,852
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%,05/15/49		5,000	4,357,680
Yamhill County Hospital Authority, Refunding RB, Series A, 5.00%,11/15/36		300	300,176
			9,285,632
Pennsylvania — 3.4%
Allegheny Community Broadband, Inc.
RB, 7.75%,09/01/45(b)		160	157,342
Security		Par (000)	Value
Pennsylvania (continued)
Allegheny Community Broadband, Inc.
RB, 8.00%,09/01/51(b)	USD	185	$ 177,318
Allentown Neighborhood Improvement Zone Development Authority
RB, Series A, 5.25%,05/01/32(b)		100	102,217
RB, Series A, 5.25%,05/01/42(b)		100	101,217
Beaver County IDA, Refunding RB, Series B, 3.75%,10/01/47		2,380	1,962,291
Chester County Health & Education Facilities Authority, Refunding RB, 5.25%,06/01/55		580	580,759
Doylestown Hospital Authority
Refunding RB, 5.00%,07/01/31(b)		125	130,960
Refunding RB, 5.38%,07/01/39(b)		290	313,861
Geisinger Authority, Refunding RB, Series 1, 4.00%,02/15/47		3,200	2,797,069
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%,09/01/49		1,135	975,461
Montgomery County IDA, RB, Series C, 5.00%,11/15/45		875	885,067
Pennsylvania Economic Development Financing Authority
RB, 6.88%,09/01/47(b)		2,320	2,423,672
RB, AMT, 5.75%,06/30/48		490	509,013
RB, AMT, 5.25%,06/30/53		2,170	2,165,277
Refunding RB, Series B, 5.25%,12/01/38(c)		455	455,845
Refunding RB, Series C, 5.25%,12/01/37(c)		795	796,490
Refunding RB, AMT, 5.50%,11/01/44		500	498,188
Pennsylvania HFA, RB, Series A, 4.90%,10/01/50		2,350	2,355,262
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series 1A, 4.75%,06/01/46		810	788,107
RB, AMT, Series B, 3.00%,06/01/47		1,010	694,783
RB, AMT, Sub-Series 1C, 5.00%,06/01/51		165	154,016
Philadelphia Authority for Industrial Development
RB, 5.25%,11/01/52		235	238,869
RB, Series A, 4.00%,07/01/49		2,000	1,789,060
School District of Philadelphia (The), GO, Series A, 5.50%,09/01/48		265	279,157
			21,331,301
Puerto Rico — 7.7%
Children’s Trust Fund, RB, Series A, 0.00%,05/15/57(d)		17,040	787,611
Commonwealth of Puerto Rico
GO, 0.00%,11/01/51(c)		19,893	6,316,027
GO, Series A, 0.00%,07/01/33(d)		537	389,927
GO, Series A-1, 5.63%,07/01/29		1,049	1,107,190
GO, Series A-1, 5.75%,07/01/31		440	480,684
GO, Series A-1, 4.00%,07/01/33		418	416,740
GO, Series A-1, 4.00%,07/01/35		375	369,612
GO, Series A-1, 4.00%,07/01/41		94	86,915
GO, Series A-1, 4.00%,07/01/46		3,955	3,394,424
GO, Sub-Series CW/PRIFA, 0.00%,11/01/51(c)(f)(g)		22,272	13,585,781
Puerto Rico Electric Power Authority
RB, Series A, 5.00%,07/01/29(f)(g)		385	255,544
RB, Series A, 7.00%,07/01/33(f)(g)		1,795	1,191,431
RB, Series A, 6.75%,07/01/36(f)(g)		775	514,406
RB, Series A, 5.00%,07/01/42(f)(g)		325	215,719
RB, Series A, 7.00%,07/01/43(f)(g)		175	116,156
RB, Series A-1, 10.00%,07/01/19(f)(g)		42	27,937
RB, Series A-2, 10.00%,07/01/19(f)(g)		212	140,942
RB, Series A-3, 10.00%,07/01/19(f)(g)		177	117,717
RB, Series B-3, 10.00%,07/01/19(f)(g)		177	117,717
RB, Series C-1, 5.40%,01/01/18(f)(g)		486	323,421
RB, Series C-2, 5.40%,07/01/18(f)(g)		486	323,473
RB, Series C-3, 5.40%,01/01/20(f)(g)		49	32,698
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series C-4, 5.40%,07/01/20(f)(g)	USD	49	$ 32,698
RB, Series CCC, 5.25%,07/01/26(f)(g)		125	82,969
RB, Series CCC, 5.00%,07/01/27(f)(g)		545	361,744
RB, Series CCC, 5.25%,07/01/28(f)(g)		70	46,463
RB, Series D-1, 7.50%,01/01/20(f)(g)		426	283,022
RB, Series D-2, 7.50%,01/01/20(f)(g)		840	558,831
RB, Series D-4, 7.50%,07/01/20(f)(g)		145	96,422
RB, Series TT, 5.00%,07/01/18(f)(g)		160	106,400
RB, Series TT, 5.00%,07/01/26(f)(g)		190	126,112
RB, Series TT, 5.00%,07/01/32(f)(g)		395	262,181
RB, Series WW, 5.50%,07/01/17(f)(g)		110	73,150
RB, Series WW, 5.50%,07/01/18(f)(g)		95	63,175
RB, Series WW, 5.50%,07/01/19(f)(g)		70	46,550
RB, Series WW, 5.38%,07/01/22(f)(g)		940	625,100
RB, Series WW, 5.38%,07/01/24(f)(g)		65	43,225
RB, Series WW, 5.00%,07/01/28(f)(g)		165	109,519
RB, Series WW, 5.25%,07/01/33(f)(g)		75	49,781
RB, Series WW, 5.50%,07/01/38(f)(g)		220	146,025
RB, Series XX, 5.25%,07/01/26(f)(g)		655	434,756
RB, Series XX, 5.25%,07/01/27(f)(g)		50	33,188
RB, Series XX, 5.25%,07/01/35(f)(g)		30	19,913
RB, Series XX, 5.75%,07/01/36(f)(g)		600	398,250
RB, Series XX, 5.25%,07/01/40(f)(g)		2,320	1,539,900
Refunding RB, Series AAA, 5.25%,07/01/22(f)(g)		160	106,400
Refunding RB, Series AAA, 5.25%,07/01/28(f)(g)		265	175,894
Refunding RB, Series AAA, 5.25%,07/01/29(f)(g)		40	26,550
Refunding RB, Series DDD, 5.00%,07/01/19(f)(g)		895	595,175
Refunding RB, Series UU, 0.00%,07/01/17(c)(f)(g)		30	19,950
Refunding RB, Series UU, 0.00%,07/01/18(c)(f)(g)		30	19,950
Refunding RB, Series UU, 0.00%,07/01/20(c)(f)(g)		250	166,250
Refunding RB, Series UU, 3.95%,07/01/31(c)(f)(g)		300	199,125
Refunding RB, Series ZZ, 5.00%,07/01/17(f)(g)		70	46,550
Refunding RB, Series ZZ, 5.25%,07/01/19(f)(g)		235	156,275
Refunding RB, Series ZZ, 5.25%,07/01/23(f)(g)		930	618,450
Refunding RB, Series ZZ, 5.00%,07/01/28(f)(g)		75	49,781
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series A-1, 6.75%,01/01/45		165	182,580
RB, AMT, Series A-2, 6.50%,01/01/42		110	121,814
RB, AMT, Series A-2, 6.75%,01/01/45		165	182,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%,07/01/33(d)		496	381,108
RB, Series A-1, 0.00%,07/01/46(d)		3,861	1,352,838
RB, Series A-1, 4.75%,07/01/53		5,000	4,655,942
RB, Series A-1, 5.00%,07/01/58		2,806	2,667,516
RB, Series A-2, 4.54%,07/01/53		317	283,277
RB, Series B-1, 0.00%,07/01/46(d)		477	167,134
			48,026,585
Rhode Island — 0.0%
Tobacco Settlement Financing Corp., RB, Series A, 0.00%,06/01/52(d)		1,715	242,308
South Carolina — 0.7%
Patriots Energy Group Financing Agency, RB, Series A-1, 5.25%,10/01/54(c)		1,880	2,021,457
South Carolina Jobs EDA
RB, 6.75%,12/01/60(b)		1,315	1,281,869
RB, 7.50%,08/15/62(b)		325	287,223
Security		Par (000)	Value
South Carolina (continued)
South Carolina Jobs EDA
RB, Series A, 5.63%,10/01/60	USD	320	$ 310,702
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%,12/01/56		200	170,127
			4,071,378
Tennessee — 1.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%,10/01/49		220	175,723
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%,06/01/43(b)(d)		655	285,245
Metropolitan Government of Nashville & Davidson County, GO, Refunding, Series B, 5.00%,01/01/37		1,200	1,365,305
Metropolitan Nashville Airport Authority (The)
RB, AMT, Series B, 5.25%,07/01/56		1,100	1,124,031
RB, AMT, Series B, 5.50%,07/01/56		1,800	1,880,847
Tennergy Corp., RB, Series A, 5.50%,10/01/53(c)		2,320	2,466,204
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%,05/01/52(c)		1,750	1,850,227
			9,147,582
Texas — 7.1%
Angelina & Neches River Authority, RB, AMT, Series A, 7.50%,12/01/45(b)(f)(g)		510	25,500
Arlington Higher Education Finance Corp.
RB, 5.63%,08/15/54(b)(f)(g)		1,305	783,000
RB, 7.88%,11/01/62(b)(f)(g)		280	168,000
Beaumont Housing Authority, RB, Series A, 6.50%,07/01/55(b)		345	336,904
City of Anna
Special Assessment RB, 5.20%,09/15/45		1,000	1,005,371
Special Assessment RB, 5.75%,09/15/54(b)		315	316,467
Special Assessment RB, 5.50%,09/15/55		200	197,851
Special Assessment RB, 5.70%,09/15/56(b)		300	293,158
City of Bastrop
Special Assessment RB, 5.38%,09/01/45(b)		110	111,181
Special Assessment RB, 5.63%,09/01/55(b)		220	220,134
City of Buda
Special Assessment RB, 6.00%,09/01/55(b)		345	335,063
Special Assessment RB, 6.75%,09/01/55(b)		685	666,711
City of Celina
Special Assessment RB, 5.38%,09/01/45(b)		110	109,826
Special Assessment RB, 5.50%,09/01/45(b)		100	100,597
Special Assessment RB, 5.63%,09/01/55(b)		110	107,233
Special Assessment RB, 5.63%,09/01/55(b)		190	185,220
City of Corpus Christi
Special Assessment RB, 5.38%,09/15/31		100	103,218
Special Assessment RB, 6.13%,09/15/44		152	152,809
Special Assessment RB, 6.50%,09/15/54		227	224,315
City of Crandall
Special Assessment RB, 5.25%,09/15/45(b)		100	99,611
Special Assessment RB, 5.25%,09/15/45(b)		1,000	996,108
Special Assessment RB, 5.50%,09/15/55(b)		225	220,352
Special Assessment RB, 5.63%,09/15/55(b)		300	292,848
City of Ennis
Special Assessment RB, 5.25%,09/15/45(b)		100	99,731
Special Assessment RB, 5.50%,09/15/55(b)		200	193,639
City of Fate, Special Assessment RB, 5.75%,08/15/54(b)		100	99,559
City of Friendswood, Special Assessment RB, 7.00%,09/15/54		657	654,376
City of Houston Airport System Revenue
RB, AMT, Series A, 4.00%,07/01/41		700	636,705
RB, AMT, Series B, 5.50%,07/15/39		410	424,728
262026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
City of Houston Airport System Revenue
Refunding RB, AMT, 5.00%,07/01/29	USD	1,300	$ 1,301,260
Refunding RB, AMT, Series C, 5.00%,07/15/27		1,410	1,433,109
Refunding RB, AMT, Sub-Series A, 4.00%,07/01/41		3,590	3,376,084
City of Lavon
Special Assessment RB, 5.50%,09/15/54(b)		750	746,530
Special Assessment RB, 5.75%,09/15/55		300	295,615
Special Assessment RB, 6.38%,09/15/55		300	293,385
City of Oak Point, Special Assessment RB, 5.25%,09/15/54(b)		305	288,140
City of Pilot Point
Special Assessment RB, 6.00%,09/15/46		200	198,657
Special Assessment RB, 6.75%,09/15/46		150	149,050
Special Assessment RB, 6.25%,09/15/56		355	347,364
Special Assessment RB, 7.00%,09/15/56		100	98,008
City of Princeton
Special Assessment RB, 4.38%,09/01/31(b)		50	50,094
Special Assessment RB, 5.00%,09/01/44(b)		100	99,896
Special Assessment RB, 5.13%,09/01/44(b)		100	99,250
Special Assessment RB, 5.38%,09/01/45(b)		95	95,267
Special Assessment RB, 5.38%,09/01/45(b)		110	110,979
Special Assessment RB, 5.25%,09/01/54(b)		150	145,015
Special Assessment RB, 5.38%,09/01/54(b)		172	168,634
Special Assessment RB, 5.63%,09/01/55(b)		155	154,573
Special Assessment RB, 5.63%,09/01/55(b)		150	148,736
Special Assessment RB, 5.63%,09/01/55(b)		300	296,626
City of San Antonio Airport System, RB, AMT, 5.00%,07/01/45		500	500,055
City of Seagoville, Special Assessment RB, 6.00%,09/15/54(b)		245	249,223
City of Terrell, Special Assessment RB, 7.00%,09/15/55(b)		950	961,435
Clifton Higher Education Finance Corp., RB, Series A, 6.00%,06/15/54(b)		200	183,770
Club Municipal Management District No. 1, Special Assessment RB, 5.38%,09/01/55(b)		180	177,921
County of Denton, Special Assessment RB, 5.88%,12/31/45(b)		440	449,904
County of Hays, Special Assessment Refunding RB, 5.63%,09/15/45(b)		200	200,910
County of Medina, Special Assessment RB, 5.75%,09/01/56		200	195,185
Del Valle ISD, GO, (Permanent School Fund GTD), 4.00%,06/15/47		1,335	1,233,888
Fort Bend County IDC, RB, Series B, 4.75%,11/01/42		1,465	1,464,995
Harris County Cultural Education Facilities Finance Corp., RB, 3.00%,10/01/51		515	367,005
New Hope Cultural Education Facilities Finance Corp.
RB, Series A, 5.00%,08/15/51(b)		250	225,402
RB, Series A, 6.75%,10/01/52		800	816,796
RB, Series A, 5.00%,01/01/55		200	165,745
Refunding RB, 5.38%,01/01/55		300	296,908
New Hope Higher Education Finance Corp., RB, Series A, 5.75%,06/15/51(b)		1,175	862,379
Port Arthur Housing Authority, RB, Series A, 7.50%,10/01/36(b)		455	441,496
Port of Beaumont IDA, RB, 4.10%,01/01/28(b)		1,800	1,636,403
Port of Beaumont Navigation District
Refunding RB, Series B, 10.00%,07/01/26(b)		850	850,723
Refunding RB, AMT, Series A, 3.63%,01/01/35(b)		595	534,869
Refunding RB, AMT, Series A, 4.00%,01/01/50(b)		2,600	1,944,253
Security		Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%,11/15/55	USD	615	$ 622,417
Texas Community Housing & EDC, RB, Series A-1, 6.25%,01/01/65(b)		1,350	1,239,924
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%,06/30/58		5,315	5,146,300
RB, AMT, 5.50%,12/31/58		1,050	1,067,600
Texas Transportation Commission State Highway 249 System, RB, 0.00%,08/01/42(d)		655	292,564
Texas Water Development Board
RB, 4.00%,10/15/45		795	742,051
RB, Series A, 4.25%,10/15/51		2,500	2,326,334
			44,252,942
Utah — 1.5%
Arrowhead Springs Public Infrastructure District, GO, 6.00%,03/01/56(b)		1,797	1,781,973
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%,06/01/54(b)		800	786,145
Mida Mountain Village Public Infrastructure District
TA, Series 1, 5.50%,06/01/50(b)		300	300,770
TA, Series 1, 5.13%,06/15/54(b)		710	690,920
TA, Series 2, 5.75%,06/15/44(b)		500	515,170
Ridges Estates Infrastructure Financing District, Special Assessment RB, 6.25%,12/01/53(b)		1,415	1,449,265
SkyRidge Pegasus Infrastructure Financing District, Special Assessment RB, 5.25%,12/01/44(b)		1,140	1,136,233
Utah Charter School Finance Authority
RB, Series A, 5.00%,06/15/52(b)		285	232,303
Refunding RB, 5.00%,10/15/44		1,615	1,605,406
Refunding RB, 5.00%,06/15/55(b)		230	198,147
Utah Infrastructure Agency
RB, 5.50%,10/15/44		120	124,610
RB, 5.50%,10/15/48		115	116,695
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%,12/01/53(b)		125	125,073
			9,062,710
Vermont — 0.3%
East Central Vermont Telecommunications District
RB, Series A, 4.75%,12/01/40(b)		695	631,702
RB, Series A, 4.50%,12/01/44(b)		705	581,128
RB, Series A, 6.88%,12/01/46(b)		785	822,973
			2,035,803
Virginia — 0.5%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%,03/01/46		1,253	1,228,976
TA, Series A, 0.00%,03/01/59		220	201,577
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%,07/01/55		285	246,484
James City County EDA, RB, Series A, 6.88%,12/01/58		345	374,362
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%,03/01/35(b)		215	215,028
Special Assessment RB, 5.00%,03/01/45(b)		85	83,000
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%,01/01/49		365	336,915
Virginia Beach Development Authority
RB, Series A, 7.00%,09/01/53		360	392,843
RB, Series B-3, 5.38%,09/01/29		235	236,657
			3,315,842
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Washington — 1.1%
Washington Economic Development Finance Authority, RB, AMT, 5.88%,12/01/45(c)	USD	1,000	$ 1,010,251
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%,09/01/55		800	834,943
Washington State Housing Finance Commission
RB, 6.00%,07/01/59(b)		100	100,497
RB, Series A, 5.75%,01/01/53(b)		200	190,892
RB, Series A, 5.88%,01/01/59(b)		160	153,351
RB, Series B-2, 3.95%,07/01/29(b)		775	775,057
Refunding RB, 5.00%,01/01/43(b)		1,935	1,810,137
Refunding RB, 6.00%,01/01/45(b)		210	209,976
Refunding RB, Series A, 5.00%,07/01/48		190	185,482
Refunding RB, Series A, 6.25%,01/01/56		1,600	1,593,777
			6,864,363
West Virginia — 0.2%
City of Martinsburg, RB, Series A-1, 4.63%,12/01/43		430	422,016
Morgantown Utility Board, Inc., RB, Series B, 4.00%,12/01/48		1,215	1,095,678
			1,517,694
Wisconsin — 6.6%
Public Finance Authority
RB, 6.25%,10/01/31(b)(f)(g)		195	19,500
RB, 0.00%,12/15/32(b)(d)		1,206	794,858
RB, 5.50%,12/15/32(b)		1,281	1,277,251
RB, 5.75%,12/15/33(b)		3,008	3,000,689
RB, 0.00%,12/15/38(b)(d)		795	373,557
RB, 5.00%,06/15/41(b)		210	183,255
RB, 0.00%,12/15/42(b)(d)		1,520	475,746
RB, 7.00%,10/01/47(b)(f)(g)		195	19,500
RB, 5.75%,12/01/54(b)		2,300	2,298,272
RB, 5.00%,06/15/55(b)		550	418,750
RB, 5.00%,01/01/56(b)		875	719,045
RB, Series 1, 4.50%,01/01/35(b)		600	585,653
RB, Series 1, 0.00%,07/01/62(b)(c)		2,200	1,793,000
RB, Series 1, 5.75%,07/01/62		926	950,390
RB, Series A, 7.75%,07/01/43(b)		1,920	1,612,914
RB, Series A, 5.00%,12/15/44(b)		120	116,137
RB, Series A, 6.85%,11/01/46(b)(f)(g)		275	96,250
RB, Series A, 7.00%,11/01/46(b)(f)(g)		155	54,250
RB, Series A, 5.38%,07/15/47(b)		335	319,708
RB, Series A, 5.63%,06/15/49(b)		840	749,543
RB, Series A, 5.00%,06/15/51(b)		195	166,689
RB, Series A, 4.00%,09/01/51(b)		315	235,454
RB, Series A, 5.25%,12/01/51(b)(f)(g)		1,060	670,871
RB, Series A, 5.00%,06/15/55(b)		2,750	2,138,957
RB, Series A, 5.00%,07/01/55(b)		880	744,196
RB, Series A, 4.75%,06/15/56(b)		440	367,328
RB, Series A, 5.00%,06/15/56(b)		145	120,485
RB, Series A, 7.50%,07/01/59(b)		2,020	2,215,844
RB, Series A, 6.45%,04/01/60(b)		345	334,317
RB, Series A, 7.25%,01/01/61(b)		1,715	1,799,424
RB, Series A, 7.13%,07/01/65(b)(c)		720	709,343
RB, Series A-4, 5.50%,11/15/32(b)		1,673	1,672,851
RB, Series B, 0.00%,01/01/35(b)(d)		980	584,343
RB, Series B, 8.50%,01/01/36(b)		500	464,700
RB, Series B, 0.00%,01/01/60(b)(d)		19,530	1,658,853
RB, AMT, 4.00%,09/30/51		2,025	1,666,275
RB, AMT, 4.25%,07/01/54		560	455,484
RB, AMT, 4.00%,03/31/56		680	543,475
RB, AMT, 6.50%,06/30/60		1,500	1,634,259
RB, AMT, 6.50%,12/31/65		1,250	1,363,795
Refunding RB, 5.25%,05/15/52(b)		1,135	1,074,494
Security		Par (000)	Value
Wisconsin (continued)
Public Finance Authority
Refunding RB, Series A, 6.25%,03/01/61(b)	USD	300	$ 282,567
Refunding RB, AMT, Series B, 5.00%,07/01/42		750	750,095
Wisconsin Center District
RB, Series C, (AGM), 0.00%,12/15/50(d)		4,000	1,201,720
RB, Series D, (AGM), 0.00%,12/15/55(d)		1,170	273,069
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%,08/15/44		1,305	1,364,244
RB, Series A, 5.75%,08/15/54		350	358,346
Wisconsin Housing & EDA, RB, Series A, 4.55%,07/01/37		165	165,883
			40,875,629
Wyoming — 0.1%
University of Wyoming, RB, Series C, (AGM), 4.00%,06/01/51		775	680,566
Total Municipal Bonds — 88.6% (Cost: $575,656,878)			551,580,080
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 0.9%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		5,095	5,345,212
District of Columbia — 0.8%
District of Columbia Income Tax Secured Revenue, Refunding RB, Series A, 5.00%, 06/01/50		5,000	5,189,896
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/54		9,450	9,719,277
New York — 2.8%
New York City Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45		1,000	990,894
New York City Transitional Finance Authority Revenue, RB, Sub-Series H-1, 5.00%, 11/01/50		7,500	7,705,145
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54		4,365	4,460,594
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,269,348
			17,425,981
Texas — 0.8%
Sabine-Neches Navigation District, GO, 5.25%, 02/15/52		5,000	5,149,912
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.9% (Cost: $43,572,222)			42,830,278

	Shares
Warrants(a)(g)
Ground Transportation — 0.0%
Brightline West LLC, (Issued/Exercisable 11/29/25, 1 Share for 1 Warrant, Expires 11/26/35, Strike Price USD 5.00)	118,766	195,964
Total Warrants — 0.0% (Cost: $0)		195,964
Total Long-Term Investments — 95.6% (Cost: $619,488,346)		594,906,202
282026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Short-Term Securities
Municipal Bonds
Arizona — 0.5%
Arizona Health Facilities Authority, RB, Series C, VRDN, (Bank of America NA LOC), 2.70%, 04/01/26(i)	USD	2,900	$ 2,900,000
Colorado — 0.8%
University of Colorado Hospital Authority
Refunding RB, VRDN, (TD Bank NA SBPA), 2.70%, 04/01/26(i)		1,100	1,100,000
Refunding RB, VRDN, (TD Bank NA SBPA), 2.70%, 04/01/26(i)		3,830	3,830,000
			4,930,000
Florida — 0.4%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Truist Bank SBPA), 2.70%, 04/01/26(i)		2,365	2,365,000
Massachusetts — 0.2%
Massachusetts Development Finance Agency, Refunding RB, Series 1, VRDN, (TD Bank NA LOC), 2.70%, 04/01/26(i)		1,500	1,500,000
Minnesota — 0.1%
City of Minneapolis, Refunding RB, Series B, VRDN, (JPMorgan Chase Bank NA LOC), 2.35%, 04/07/26(i)		800	800,000
Mississippi — 0.8%
Mississippi Business Finance Corp.
RB, Series E, VRDN, 2.65%, 04/01/26(i)		2,540	2,540,000
RB, Series H, VRDN, 2.80%, 04/01/26(i)		2,200	2,200,000
			4,740,000
New York — 1.6%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series A-1, VRDN, (TD Bank NA LOC), 2.70%, 04/01/26(i)		4,205	4,205,000
New York City Municipal Water Finance Authority, Refunding RB, Series BB, VRDN, (Mizuho Bank Ltd. SBPA), 2.85%, 04/01/26(i)		2,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E-4, VRDN, (JPMorgan Chase Bank NA SBPA), 2.70%, 04/01/26(i)		3,315	3,315,000
New York State HFA, RB, Series A, VRDN, (TD Bank NA LOC), 2.45%, 04/07/26(i)		600	600,000
			10,120,000
Pennsylvania — 0.9%
Delaware Valley Regional Finance Authority, RB, Series B, VRDN, (TD Bank NA LOC), 2.70%, 04/01/26(i)		1,450	1,450,000
Pennsylvania Turnpike Commission, RB, Series A, VRDN, (Barclays Bank plc LOC), 2.45%, 04/07/26(i)		4,200	4,200,000
			5,650,000
Security		Par (000)	Value
Texas — 0.3%
Harris County Cultural Education Facilities Finance Corp., RB, Series D, VRDN, 2.45%, 04/07/26(i)	USD	1,300	$ 1,300,000
New Hope Cultural Education Facilities Finance Corp., RB, Series B, VRDN, (Bank of America NA SBPA), 2.90%, 04/01/26(i)		400	400,000
			1,700,000
Washington — 0.3%
Port of Tacoma, RB, Series B, VRDN, 2.50%, 04/07/26(i)		1,900	1,900,000
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 2.70%, 04/01/26(i)		4,425	4,425,000
Total Short-Term Securities — 6.6% (Cost: $41,030,000)			41,030,000
Total Investments — 102.2% (Cost: $660,518,346)			635,936,202
Other Assets Less Liabilities — 2.6%			16,373,549
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%			(29,651,010)
Net Assets — 100.0%			$ 622,658,741

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: High Income Municipal Series
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 206,460	$ 206,460
Corporate Bonds	—	93,420	—	93,420
Municipal Bonds	—	551,580,080	—	551,580,080
Municipal Bonds Transferred to Tender Option Bond Trusts	—	42,830,278	—	42,830,278
Warrants	—	—	195,964	195,964
Short-Term Securities
Municipal Bonds	—	41,030,000	—	41,030,000
	$ —	$ 635,533,778	$ 402,424	$ 635,936,202
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $29,425,000 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
302026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
BATS: Interest Rate Hedge Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed-Income Funds — 27.7%
BATS: Short Duration Taxable Total Return Series(a)	77,157	$ 712,158
Total Long-Term Investments — 27.7% (Cost: $709,844)		712,158
Short-Term Securities
Money Market Funds — 71.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(b)	1,842,464	1,842,464
Total Short-Term Securities — 71.7% (Cost: $1,842,464)		1,842,464
Total Investments — 99.4% (Cost: $2,552,308)		2,554,622
Other Assets Less Liabilities — 0.6%		15,156
Net Assets — 100.0%		$ 2,569,778

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BATS: Short Duration Taxable Total Return Series(a)	$ 712,158	$ —	$ —	$ —	$ —	$ 712,158	77,157	$ 32,737	$ —

(a)	Formerly the BATS: Series S Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Notes (10 Year)	12	06/18/26	$ 1,333	$ 25,379
U.S. Ultra Treasury Notes (10 Year)	12	06/18/26	1,362	25,292
U.S. Treasury Notes (2 Year)	3	06/30/26	622	4,237
				$ 54,908
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Interest Rate Hedge Series
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%	Quarterly	1-day Overnight Fed Funds Effective Rate, 3.64%	Quarterly	10/21/30	USD	336	$44,079	$—	$44,079
1-day SOFR, 3.68%	Quarterly	0.53%	Quarterly	10/21/30	USD	336	(45,312)	—	(45,312)
0.75%	Quarterly	1-day SOFR, 3.68%	Quarterly	10/21/35	USD	22	5,548	—	5,548
1-day Overnight Fed Funds Effective Rate, 3.64%	Quarterly	0.79%	Quarterly	10/21/35	USD	22	(5,358)	—	(5,358)
0.84%	Quarterly	1-day SOFR, 3.68%	Quarterly	10/21/40	USD	39	14,115	—	14,115
1-day Overnight Fed Funds Effective Rate, 3.64%	Quarterly	0.91%	Quarterly	10/21/40	USD	39	(13,569)	—	(13,569)
0.91%	Quarterly	1-day SOFR, 3.68%	Quarterly	10/21/50	USD	22	11,120	—	11,120
1-day Overnight Fed Funds Effective Rate, 3.64%	Quarterly	0.99%	Quarterly	10/21/50	USD	22	(10,637)	—	(10,637)
							$(14)	$—	$(14)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ —	$ —	$ 74,862	$ (74,876)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 54,908	$ —	$ 54,908
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	74,862	—	74,862
	$ —	$ —	$ —	$ —	$ 129,770	$ —	$ 129,770
Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$ —	$ —	$ —	$ —	$ 74,876	$ —	$ 74,876

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

322026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Interest Rate Hedge Series
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (89,823)	$ —	$ (89,823)
Swaps	—	—	—	—	(683)	—	(683)
	$ —	$ —	$ —	$ —	$ (90,506)	$ —	$ (90,506)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 95,526	$ —	$ 95,526
Swaps	—	—	—	—	487	—	487
	$ —	$ —	$ —	$ —	$ 96,013	$ —	$ 96,013
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 81,906
Average notional value of contracts — short	3,748,356
Interest rate swaps:
Average notional value — pays fixed rate	2,002,936
Average notional value — receives fixed rate	2,002,936

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 712,158	$ —	$ —	$ 712,158
Short-Term Securities
Money Market Funds	1,842,464	—	—	1,842,464
	$ 2,554,622	$ —	$ —	$ 2,554,622
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 54,908	$ 74,862	$ —	$ 129,770
Liabilities
Interest Rate Contracts	—	(74,876)	—	(74,876)
	$ 54,908	$ (14)	$ —	$ 54,894

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments

Schedule of Investments
March 31, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	88	$ 77,477
Total Asset-Backed Securities — 0.0% (Cost: $87,486)			77,477
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 10.5%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class A1A2, 3.90%, 08/10/35(a)		945	902,475
1301 Trust, Series 2025-1301, Class A, 5.06%, 08/11/42(a)(b)		975	977,313
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.85%, 09/15/34(a)(b)		3,928	3,908,360
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 05/15/53(a)(b)		400	371,949
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 07/15/41(a)(b)		2,220	2,220,694
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 10/15/34(a)(b)		400	400,000
Series 2026-AZURE, Class A, (1-mo. CME Term SOFR + 1.35%), 5.00%, 03/15/38(a)(b)		2,760	2,760,000
Series 2026-AZURE, Class B, (1-mo. CME Term SOFR + 1.60%), 5.25%, 03/15/38(a)(b)		419	419,000
Series 2026-AZURE, Class C, (1-mo. CME Term SOFR + 1.90%), 5.55%, 03/15/38(a)(b)		170	170,000
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 04/15/42(a)(b)		1,070	1,070,000
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.05%, 11/10/29(a)(b)		550	555,330
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.02%, 08/15/39(a)(b)		600	600,083
BANK
Series 2017-BNK4, Class AS, 3.78%, 05/15/50		659	646,256
Series 2018-BN11, Class B, 4.34%, 03/15/61(b)		1,769	1,688,507
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,493,975
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.59%, 03/15/37(a)(b)		795	753,292
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	985,684
Series 2025-V18, Class B, 5.95%, 10/15/58		975	988,483
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 11/15/41(a)(b)		560	560,175
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 07/15/39(a)(b)		2,012	2,011,584
Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(b)		2,228	2,210,418
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 11/15/42(a)(b)		855	853,933
Series 2025-660F, Class B, (1-mo. CME Term SOFR + 1.80%), 5.47%, 11/15/42(a)(b)		873	870,817
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.22%, 06/15/42(a)(b)		1,537	1,532,097
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2025-FPM, Class A, 4.68%, 10/10/40(a)(b)	USD	1,268	$ 1,272,403
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.60%, 03/15/57(b)		555	574,648
BPR Mortgage Trust, Series 2025-ALDR, Class A, 5.67%, 06/05/42(a)		850	870,473
BPR Trust, Series 2025-STAR, Class B, 5.02%, 11/05/42(a)(b)		795	789,873
BRCK Trust, Series 2025-830B, Class A, 4.48%, 12/10/42(a)(b)		793	785,131
BSTN Commercial Mortgage Trust, Series 2025- HUB, Class A, 4.57%, 04/13/41(a)(b)		760	759,023
BWAY Mortgage Trust, Series 2025-1535, Class A, 5.89%, 05/05/42(a)(b)		993	1,004,809
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 4.69%, 02/15/39(a)(b)		427	427,233
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 08/15/41(a)(b)		3,278	3,281,283
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 4.97%, 12/15/39(a)(b)		863	862,538
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.11%, 02/15/39(a)(b)		2,364	2,363,425
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 02/15/39(a)(b)		1,998	2,000,231
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.05%, 08/15/42(a)(b)		2,099	2,098,643
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 11/15/42(a)(b)		1,258	1,258,614
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 04/15/40(a)(b)		1,559	1,559,667
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 03/15/45(a)(b)		2,337	2,325,688
BX Trust
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		1,489	1,407,610
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 1.16%), 4.84%, 02/15/36(a)(b)		217	217,337
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)		1,260	1,266,634
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		2,000	2,005,747
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 06/15/40(a)(b)		1,985	1,986,418
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 10/15/42(a)(b)		1,015	1,012,462
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 06/15/35(a)(b)		1,618	1,617,999
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 03/15/42(a)(b)		2,420	2,403,362
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 12/15/44(a)(b)		2,923	2,913,866
CEDR Commercial Mortgage Trust, Series 2022- SNAI, Class A, (1-mo. CME Term SOFR + 0.99%), 4.66%, 02/15/39(a)(b)		2,270	2,243,221
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		1,840	1,853,195
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,167,862
CHI Commercial Mortgage Trust, Series 2025- 110W, Class A, 5.10%, 12/13/40(a)(b)		1,430	1,420,343
342026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CIP Commercial Mortgage Trust, Series 2025- SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/37(a)(b)	USD	1,367	$ 1,366,146
Citigroup Commercial Mortgage Trust, Series 2023- SMRT, Class A, 5.82%, 10/12/40(a)(b)		1,370	1,396,441
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.51%, 06/15/41(a)(b)		1,454	1,448,998
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.31%, 08/15/41(a)(b)		930	923,316
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	785,012
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		1,625	1,620,689
Series 2025-GATE2, Class A, 4.56%, 11/10/42(a)(b)		1,100	1,081,434
Series 2026-GATE3, Class A, 4.70%, 02/10/43(a)(b)		1,895	1,874,664
DBC Mortgage Trust, Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 11/15/42(a)(b)		1,785	1,783,886
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.27%, 08/15/37(a)(b)		340	340,000
Durst Commercial Mortgage Trust, Series 2025- 151, Class A, 4.80%, 08/10/42(a)(b)		990	999,137
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-mo. CME Term SOFR + 1.20%), 4.87%, 02/15/43(a)(b)		1,357	1,357,230
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	804,825
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.41%), 5.09%, 05/15/26(a)(b)		730	695,325
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 5.76%, 03/15/28(a)(b)		1,100	1,103,094
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 07/15/40(a)(b)		2,519	2,516,539
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 05/15/41(a)(b)		1,570	1,570,000
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		1,875	1,916,191
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(b)		669	616,510
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.29%, 07/13/42(a)(b)		2,454	2,486,293
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 4.55%, 11/05/37(a)(b)		239	238,199
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 03/15/42(a)(b)		2,084	2,078,790
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 11/15/41(a)(b)		640	631,600
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		1,790	1,777,625
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,121,857
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)	USD	440	$ 440,922
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.37%, 03/15/40(a)(b)		248	247,819
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.22%, 12/15/39(a)(b)		677	676,049
LEX Trust, Series 2026-450, Class B, (1-mo. CME Term SOFR + 1.70%), 5.37%, 03/15/43(a)(b)		1,598	1,587,000
LQR Trust, Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 01/15/43(a)(b)		1,281	1,272,231
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.36%, 08/15/40(a)(b)		880	883,569
MAD Commercial Mortgage Trust, Series 2025- 11MD, Class A, 4.44%, 10/15/42(a)(b)		1,510	1,503,120
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.47%, 12/15/41(a)(b)		1,207	1,207,416
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 5.04%, 12/15/34(a)(b)		640	637,233
MLTI Trust, Series 2026-SF75, Class B, (1-mo. CME Term SOFR + 1.70%), 5.37%, 03/15/31(a)(b)		1,127	1,121,365
Morgan Stanley Capital I Trust
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		740	717,457
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	924,427
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		595	587,299
NCMF Trust, Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		2,179	2,171,053
NJ, Series 2025-WBRK, Class A, 5.87%, 03/05/35(a)(b)		1,485	1,525,674
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 5.07%, 10/15/40(a)(b)		2,396	2,393,755
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.42%, 10/15/40(a)(b)		860	860,269
Series 2025-28L, Class A, 4.67%, 11/05/38(a)(b)		589	586,510
Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 4.89%, 02/15/42(a)(b)		1,401	1,392,244
Series 2025-77C, Class A, 4.79%, 01/10/36(a)(b)		2,785	2,762,704
Series 2026-1PARK, Class A, (1-mo. CME Term SOFR + 1.25%), 4.93%, 02/15/43(a)(b)		1,090	1,085,572
PENN Commercial Mortgage Trust, Series 2025- P11, Class A, 5.34%, 08/10/42(a)(b)		406	412,526
PLYM Commercial Mortgage Trust, Series 2026- IND, Class A, (1-mo. CME Term SOFR + 1.25%), 4.92%, 03/15/43(a)(b)		3,735	3,716,325
PRM Trust, Series 2025-PRM6, Class A, 4.48%, 07/05/33(a)(b)		1,748	1,734,328
PRM5 Trust, Series 2025-PRM5, Class A, 4.17%, 03/10/33(a)(b)		2,572	2,556,169
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.11%, 04/15/42(a)(b)		2,128	2,132,721
SHRN Trust, Series 2025-MF18, Class A, (1-mo. CME Term SOFR + 1.20%), 4.87%, 10/15/40(a)(b)		461	459,847
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SLG Trust
Series 2026-PAT, Class A, 4.45%, 02/15/39(a)(b)	USD	805	$ 798,387
Series 2026-PAT, Class B, 4.71%, 02/15/39(a)(b)		1,065	1,055,876
UNIV Trust, Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.32%, 11/15/42(a)(b)		2,541	2,532,074
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		2,417	2,360,240
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 4.99%, 05/15/31(a)(b)		3,516	3,514,260
Series 2024-1CHI, Class A, 4.95%, 07/15/35(a)(b)		1,090	1,094,645
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		1,309	1,314,460
WHARF Commercial Mortgage Trust, Series 2025- DC, Class A, 4.99%, 07/15/40(a)(b)		1,027	1,049,886
			157,549,396
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 0.93%, 05/15/53(a)(b)		1,519	45,838
BANK
Series 2020-BN29, Class XA, 1.30%, 11/15/53(b)		4,108	197,180
Series 2021-BN33, Class XA, 1.02%, 05/15/64(b)		15,456	539,774
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.40%, 12/17/53(a)(b)		3,632	184,726
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(b)		8,688	339,299
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.44%, 10/15/52(b)		9,432	385,129
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.70%, 05/15/51(b)		7,392	88,005
Series 2020-C58, Class XA, 1.79%, 07/15/53(b)		4,334	266,003
			2,045,954
Total Non-Agency Mortgage-Backed Securities — 10.6% (Cost: $161,421,475)			159,595,350
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.9%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41		460	446,875
Series 2017-100, Class ZJ, 3.50%, 12/25/47		3,252	2,926,161
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 2.83%, 05/25/48(b)		1,605	1,361,712
Series 2018-76, Class ZL, 4.00%, 10/25/58		4,992	4,597,210
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,378,354
Series 2024-95, Class FC, (SOFR (30-day) + 1.40%), 5.06%, 12/25/54(b)		136	137,551
Series 2025-18, Class FH, (SOFR (30-day) + 1.40%), 5.06%, 08/25/54(b)		236	237,885
Series 2025-2, Class FG, (SOFR (30-day) + 1.45%), 5.11%, 02/25/55(b)		873	881,149
Series 2025-33, Class DV, 5.50%, 04/25/36		2,145	2,211,521
Series 2025-35, Class FJ, (SOFR (30-day) + 1.60%), 5.26%, 05/25/55(b)		550	556,697
Series 2025-40, Class EV, 5.00%, 06/25/36		678	689,186
Series 2025-42, Class FA, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		326	329,455
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2025-42, Class FE, (SOFR (30-day) + 1.55%), 5.21%, 06/25/55(b)	USD	606	$ 613,557
Freddie Mac
Series 4355, Class ZL, 4.00%, 06/15/44		2,574	2,433,095
Series 4758, Class Z, 4.00%, 02/15/48		1,640	1,541,756
Series 5468, Class FM, (SOFR (30-day) + 1.20%), 4.86%, 11/25/54(b)		2,655	2,667,063
Series 5468, Class MF, (SOFR (30-day) + 1.30%), 4.96%, 11/25/54(b)		2,053	2,066,036
Series 5479, Class FB, (SOFR (30-day) + 1.40%), 5.06%, 12/25/54(b)		262	263,843
Series 5515, Class FB, (SOFR (30-day) + 1.40%), 5.06%, 03/25/55(b)		348	350,943
Series 5539, Class FC, (SOFR (30-day) + 1.50%), 5.16%, 05/25/55(b)		452	456,763
Series 5543, Class FC, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		345	348,376
Series 5543, Class FG, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		350	353,837
Series 5543, Class FM, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		462	467,432
Series 5544, Class HV, 5.00%, 05/25/36		659	665,026
Series 5570, Class FA, (SOFR (30-day) + 1.40%), 5.06%, 05/25/55(b)		502	506,213
			28,487,696
Commercial Mortgage-Backed Securities — 1.1%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,386,813
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,937,157
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,417,655
			16,741,625
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		786	92,331
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 2.47%, 09/25/45(b)		1,423	80,660
Series 2020-27, Class IJ, 4.50%, 05/25/50		3,927	739,229
Series 2021-23, Class CI, 3.50%, 07/25/46		1,928	342,315
Series 2021-41, Class IO, 3.50%, 07/25/51		3,675	652,702
Series 2021-88, Class IO, 2.50%, 12/25/51		1,764	232,105
Series 2024-7, Class IA, 3.50%, 11/25/49		4,254	524,618
Series 435, Class C24, 2.00%, 04/25/52		18,970	2,388,311
Freddie Mac
Series 5052, Class KI, 4.00%, 12/25/50		10,254	2,074,804
Series 5109, Class ID, 2.50%, 05/25/51		1,650	252,408
Series 5112, Class KI, 3.50%, 06/25/51		1,187	218,315
Series 5119, Class IC, 4.00%, 06/25/51		2,730	550,381
Ginnie Mae
Series 2020-151, Class MI, 2.50%, 10/20/50		9,400	1,367,413
Series 2021-104, Class IH, 3.00%, 06/20/51		3,967	663,716
Series 2021-149, Class KI, 3.00%, 08/20/51		7,480	1,247,645
Series 2021-193, Class IA, 3.00%, 11/20/51		11,372	1,868,650
Series 2021-87, Class NI, 3.00%, 05/20/51		6,493	1,080,129
Series 2022-5, Class LI, 3.50%, 01/20/52		9,642	1,791,867
Series 2022-78, Class IO, 3.00%, 08/20/51		6,329	1,058,813
Series 2024-6, Class ES, (SOFR (30-day) + 6.05%), 2.38%, 07/20/53(b)		4,281	298,899
Series 2025-214, Class DI, 5.50%, 12/20/55		4,043	881,376
			18,406,687
362026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.64%, 04/25/30(b)	USD	1,111	$ 59,791
Series K116, Class X1, 1.41%, 07/25/30(b)		2,025	99,043
Series K119, Class X1, 0.92%, 09/25/30(b)		3,237	110,468
Series K122, Class X1, 0.87%, 11/25/30(b)		4,936	164,251
Ginnie Mae
Series 2016-151, Class IO, 0.88%, 06/16/58(b)		15,958	724,131
Series 2017-61, Class IO, 0.69%, 05/16/59(b)		910	30,584
			1,188,268
Mortgage-Backed Securities — 130.3%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52		38,141	31,873,825
2.00%, 10/01/31 - 04/01/52		131,322	110,160,845
2.50%, 09/01/27 - 04/01/52		77,286	67,371,644
3.00%, 04/01/28 - 06/01/52		34,318	31,146,618
3.50%, 03/01/29 - 04/01/52		19,554	18,349,844
4.00%, 02/01/31 - 05/01/52		23,679	22,649,357
4.50%, 06/01/40 - 12/01/55		55,868	54,176,794
5.00%, 02/01/35 - 03/01/56(c)		123,776	122,433,421
5.50%, 05/01/34 - 10/01/55		75,952	76,522,797
5.81%, 06/01/31		3,574	3,631,377
6.00%, 02/01/38 - 09/01/55		36,785	37,744,293
6.50%, 07/01/37 - 07/01/54		14,601	15,132,338
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/52		10,831	8,798,974
2.00%, 01/01/36 - 02/01/52		97,162	80,750,799
2.50%, 02/01/30 - 01/01/53		75,084	64,407,762
3.00%, 09/01/27 - 08/01/52		40,056	36,142,269
3.50%, 02/01/31 - 06/01/50		17,012	15,975,553
4.00%, 08/01/40 - 06/01/52		14,525	13,957,322
4.50%, 12/01/39 - 11/01/55		38,863	37,558,225
5.00%, 05/01/28 - 01/01/56		26,676	26,489,476
5.50%, 01/01/28 - 04/01/55		45,016	45,397,940
6.00%, 08/01/28 - 11/01/55(c)		74,757	76,425,680
6.50%, 02/01/53 - 09/01/55		11,768	12,273,029
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 04/15/56(d)		75,878	62,697,093
2.50%, 04/20/51 - 04/15/56(d)		54,024	46,502,537
3.00%, 12/20/44 - 04/15/56(d)		38,835	34,704,585
3.50%, 01/15/42 - 04/15/56(d)		32,686	30,325,412
4.00%, 04/20/39 - 04/15/56(d)		30,215	28,467,467
4.50%, 09/20/39 - 04/15/56(d)		46,627	45,204,750
5.00%, 07/15/33 - 04/15/56(d)		40,851	40,589,108
5.50%, 07/15/38 - 04/15/56(d)		42,339	42,670,474
6.00%, 03/20/53 - 04/15/56(d)		23,807	24,230,676
6.50%, 04/15/56(d)		10,192	10,591,841
Uniform Mortgage-Backed Securities
1.50%, 04/01/41(d)		2,664	2,394,412
2.00%, 04/01/41 - 04/01/56(d)		41,180	33,971,992
2.50%, 04/01/41 - 04/01/56(d)		61,445	52,254,923
3.00%, 04/01/41 - 04/01/56(d)		53,614	47,254,058
3.50%, 04/01/41 - 04/01/56(d)		38,735	35,517,324
4.00%, 04/01/41 - 04/01/56(d)		63,730	60,196,516
4.50%, 04/01/41 - 04/01/56(d)		72,265	70,856,323
5.00%, 04/01/56(d)		121,979	120,286,741
5.50%, 04/01/56(d)		92,064	92,488,038
6.00%, 04/01/56(d)		42,707	43,532,320
6.50%, 04/01/56(d)		14,155	14,643,401
			1,948,750,173
Principal Only Collateralized Mortgage Obligations — 0.7%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(e)		3,185	2,308,623
Security		Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2024-16, Class PO, 0.00%, 03/25/51(e)	USD	1,420	$ 1,015,641
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(e)		6,240	4,403,699
Series 5341, Class AO, 0.00%, 06/25/50(e)		3,457	2,470,549
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(e)		413	332,723
			10,531,235
Total U.S. Government Sponsored Agency Securities — 135.3% (Cost: $2,080,697,080)			2,024,105,684
Total Long-Term Investments — 145.9% (Cost: $2,242,206,041)			2,183,778,511

Shares
Short-Term Securities
Money Market Funds — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(f)	10,151,461	10,151,461

Par (000)
U.S. Treasury Obligations(g) — 3.6%
U.S. Treasury Bills
3.60%,04/09/26	USD	14,276	14,264,546
3.65%,05/07/26		39,484	39,340,179
Total U.S. Treasury Obligations — 3.6% (Cost: $53,605,249)			53,604,725
Total Short-Term Securities — 4.3% (Cost: $63,756,710)			63,756,186
Total Investments Before TBA Sale Commitments — 150.2% (Cost: $2,305,962,751)			2,247,534,697
TBA Sale Commitments(d)
Mortgage-Backed Securities — (36.9)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/15/56		(253)	(208,942)
2.50%, 04/15/56		(232)	(199,556)
3.00%, 04/15/56		(227)	(202,619)
3.50%, 04/15/56		(134)	(122,885)
4.00%, 04/15/56		(157)	(147,042)
4.50%, 04/15/56		(19,001)	(18,353,088)
5.00%, 04/15/56		(243)	(240,644)
5.50%, 04/15/56		(864)	(869,503)
6.00%, 04/15/56		(728)	(740,235)
6.50%, 04/15/56		(488)	(507,145)
Uniform Mortgage-Backed Securities
2.00%, 04/01/41 - 04/01/56		(1,497)	(1,238,963)
2.50%, 04/01/41 - 04/01/56		(865)	(738,462)
3.00%, 04/01/41 - 04/01/56		(27,691)	(24,323,810)
3.50%, 04/01/41 - 04/01/56		(10,114)	(9,271,397)
4.00%, 04/01/41 - 04/01/56		(107,295)	(101,201,705)
4.50%, 04/01/41 - 04/01/56		(81,850)	(78,994,107)
5.00%, 04/01/56		(236,635)	(233,218,810)
5.50%, 04/01/56		(38,435)	(38,612,028)
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 04/01/56	USD	(41,603)	$ (42,407,103)
6.50%, 04/01/56		(700)	(724,153)
Total TBA Sale Commitments — (36.9)% (Proceeds: $(556,578,890))			(552,322,197)
Total Investments Net of TBA Sale Commitments — 113.3% (Cost: $1,749,383,861)			1,695,212,500
Liabilities in Excess of Other Assets — (13.3)%			(198,877,560)
Net Assets — 100.0%			$ 1,496,334,940

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(d)	Represents or includes a TBA transaction.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	58	06/18/26	$ 6,590	$ 24,162
U.S. Treasury Notes (10 Year)	87	06/18/26	9,656	18,906
U.S. Treasury Notes (2 Year)	303	06/30/26	62,863	39,021
				82,089
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	114	06/18/26	12,932	240,378
U.S. Treasury Notes (5 Year)	212	06/30/26	22,932	(116,628)
				$ 123,750
				$ 205,839
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,974	$1,087,039	$161,422	$925,617
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,172	1,141,391	177,796	963,595
							$2,228,430	$339,218	$1,889,212
382026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Mortgage Total Return Series
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,395	$(1,202,395)	$(271,443)	$(930,952)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,751	(1,026,035)	(233,427)	(792,608)
								$(2,228,430)	$(504,870)	$(1,723,560)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ 339,218	$ (504,870)	$ 1,889,212	$ (1,723,560)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 322,467	$ —	$ 322,467
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,228,430	—	—	—	—	2,228,430
	$ —	$ 2,228,430	$ —	$ —	$ 322,467	$ —	$ 2,550,897
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 116,628	$ —	$ 116,628
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	2,228,430	—	—	—	—	2,228,430
	$ —	$ 2,228,430	$ —	$ —	$ 116,628	$ —	$ 2,345,058

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,227,276)	$ —	$ (1,227,276)
Swaps	—	5,010	—	—	—	—	5,010
	$ —	$ 5,010	$ —	$ —	$ (1,227,276)	$ —	$ (1,222,266)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 511,589	$ —	$ 511,589
Swaps	—	(5,010)	—	—	—	—	(5,010)
	$ —	$ (5,010)	$ —	$ —	$ 511,589	$ —	$ 506,579
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Mortgage Total Return Series
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 44,890,166
Average notional value of contracts — short	43,429,528
Credit default swaps:
Average notional value — buy protection	8,147,921
Average notional value — sell protection	8,147,921

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 27,664	$ 53,094
Swaps — OTC(a)	2,228,430	2,228,430
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 2,256,094	$ 2,281,524
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(27,664)	(53,094)
Total derivative assets and liabilities subject to an MNA	$ 2,228,430	$ 2,228,430

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs International	$ 2,228,430	$ (1,202,395)	$ —	$ (820,000)	$ 206,035
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs International	$ 1,202,395	$ (1,202,395)	$ —	$ —	$ —
J.P. Morgan Securities LLC	1,026,035	—	—	(1,026,035)	—
	$ 2,228,430	$ (1,202,395)	$ —	$ (1,026,035)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 77,477	$ —	$ 77,477
402026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Mortgage Total Return Series
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments
Non-Agency Mortgage-Backed Securities	$ —	$ 159,595,350	$ —	$ 159,595,350
U.S. Government Sponsored Agency Securities	—	2,024,105,684	—	2,024,105,684
Short-Term Securities
Money Market Funds	10,151,461	—	—	10,151,461
U.S. Treasury Obligations	—	53,604,725	—	53,604,725
Liabilities
TBA Sale Commitments	—	(552,322,197)	—	(552,322,197)
	$ 10,151,461	$ 1,685,061,039	$ —	$ 1,695,212,500
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,889,212	$ —	$ 1,889,212
Interest Rate Contracts	322,467	—	—	322,467
Liabilities
Credit Contracts	—	(1,723,560)	—	(1,723,560)
Interest Rate Contracts	(116,628)	—	—	(116,628)
	$ 205,839	$ 165,652	$ —	$ 371,491

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments

Schedule of Investments
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/15/38(a)(b)	USD	2,710	$ 2,705,935
1988 CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(a)(b)		2,070	2,061,839
522 Funding CLO Ltd.
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 5.63%, 10/20/34(a)(b)		1,400	1,397,490
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 5.98%, 10/20/31(a)(b)		500	502,204
720 East CLO V Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.85%), 5.52%, 07/20/37(a)(b)		1,000	1,000,541
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 04/20/38(a)(b)		2,080	2,079,541
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. CME Term SOFR + 1.11%), 4.79%, 06/25/37(b)		2,478	2,125,170
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.48%, 08/25/35(b)		628	560,710
Affirm Asset Securitization Trust
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		5,750	5,757,512
Series 2025-X2, Class B, 4.56%, 10/15/30(a)		1,045	1,044,228
Series 2025-X2, Class C, 4.93%, 10/15/30(a)		362	362,484
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		2,006	2,018,150
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		897	899,806
Series 2026-2A, Class A, 4.67%, 04/16/35(a)		6,251	6,242,105
AGL CLO 13 Ltd., Series 2021-13A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/20/34(a)(b)		2,660	2,657,823
AGL CLO 20 Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		2,900	2,901,262
AGL CLO 21 Ltd., Series 2022-21A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/21/37(a)(b)		1,620	1,620,587
AGL CLO 24 Ltd., Series 2023-24A, Class CR, (3-mo. CME Term SOFR + 2.15%), 5.82%, 03/31/38(a)(b)		880	883,530
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.91%, 04/22/38(a)(b)		460	459,618
AGL CLO 42 Ltd., Series 2025-42A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 07/22/38(a)(b)		4,120	4,120,827
AGL CLO 5 Ltd.
Series 2020-5A, Class D1AR, (3-mo. CME Term SOFR + 2.70%), 6.46%, 01/20/39(a)(b)		880	870,649
Series 2020-5A, Class D2R3, (3-mo. CME Term SOFR + 3.95%), 7.71%, 01/20/39(a)(b)		510	485,330
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 04/20/38(a)(b)		4,540	4,540,740
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(a)(b)		1,700	1,698,545
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/20/37(a)(b)	USD	3,770	$ 3,771,124
AGL Core CLO 31 Ltd., Series 2024-31A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.57%, 07/20/37(a)(b)		500	500,567
AGL Core CLO 36 Ltd., Series 2024-36A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/23/38(a)(b)		750	749,756
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/22/38(a)(b)		3,650	3,647,119
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/20/37(a)(b)		4,350	4,352,334
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/20/38(a)(b)		1,500	1,500,390
Aimco CLO, Series 2018-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 10/17/37(a)(b)		3,460	3,461,220
Aimco CLO 11 Ltd.
Series 2020-11A, Class A1R2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/17/37(a)(b)		2,810	2,810,368
Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/17/37(a)(b)		2,180	2,178,495
Aimco CLO 18 Ltd., Series 2022-18A, Class A1LR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/20/37(a)(b)		1,730	1,730,872
Aimco CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/20/38(a)(b)		584	582,127
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 5.88%, 06/25/61(a)(b)		5,477	5,478,850
Series 2021-G, Class B, 6.75%, 06/25/61(a)(b)		1,359	1,359,148
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,287	2,351,883
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		5,425	5,399,186
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		881	871,247
Series 2023-B, Class C, 0.00%, 10/25/62(a)		1,914	1,474,714
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		26	25,240
AMMC CLO 27 Ltd., Series 2022-27A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 4.75%, 01/20/37(a)(b)		6,680	6,666,388
AMSR Trust, Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,746,471
Anchorage Capital CLO 13 LLC, Series 2019- 13A, Class BRR, (3-mo. CME Term SOFR + 1.72%), 5.39%, 04/15/38(a)(b)		3,000	3,004,532
Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/20/38(a)(b)		6,510	6,512,391
Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 04/15/34(a)(b)		950	950,107
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.27%, 07/20/37(a)(b)		4,430	4,430,843
Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/20/37(a)(b)		4,750	4,750,216
422026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 32 Ltd., Series 2025-32A, Class D, (3-mo. CME Term SOFR + 3.95%), 7.62%, 07/15/37(a)(b)	USD	484	$ 483,769
Anchorage Capital CLO 34 Ltd., Series 2025-34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39(a)(b)		4,640	4,638,519
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/22/38(a)(b)		1,721	1,721,668
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/28/37(a)(b)		800	801,202
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.12%, 04/28/37(a)(b)		1,625	1,626,470
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/27/38(a)(b)		6,670	6,670,913
Anchorage Capital CLO Ltd., Series 2026-22A, Class AR4, (3-mo. CME Term SOFR + 1.23%), 4.81%, 01/20/39(a)(b)		9,230	9,224,085
Antares CLO LLC, Series 2024-5A, Class A, (3- mo. CME Term SOFR + 1.57%), 5.24%, 10/20/36(a)(b)		5,760	5,778,781
Antares CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 04/20/38(a)(b)		1,955	1,958,317
Apidos CLO LV, Series 2025-55A, Class A1, (3- mo. CME Term SOFR + 1.21%), 4.93%, 01/20/39(a)(b)		3,670	3,666,777
Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.11%, 10/24/38(a)(b)		2,180	2,177,862
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.11%, 07/25/37(a)(b)		500	500,418
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/22/38(a)(b)		1,350	1,350,306
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.28%, 10/20/30(a)(b)		340	339,452
Apidos CLO XXXII
Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.77%, 01/20/33(a)(b)		422	421,737
Series 2019-32A, Class B1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/20/33(a)(b)		900	899,614
Apidos CLO XXXIX Ltd.
Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/21/38(a)(b)		3,130	3,128,399
Series 2022-39A, Class BR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 10/21/38(a)(b)		550	549,618
Series 2022-39A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.27%, 10/21/38(a)(b)		500	483,188
Apidos CLO XXXVI, Series 2021-36A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.32%, 01/20/39(a)(b)		250	246,847
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/22/34(a)(b)		1,780	1,780,238
Apidos Loan Fund Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/25/38(a)(b)		150	149,850
Security		Par (000)	Value
Asset-Backed Securities (continued)
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)	USD	87	$ 79,874
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.20%, 10/16/37(a)(b)		2,020	2,023,807
Ares Direct Lending CLO 8 LLC, Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.08%, 01/20/39(a)(b)		1,130	1,131,967
ARES LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.96%, 04/25/34(a)(b)		250	250,010
ARES Loan Funding I Ltd., Series 2021-ALFA, Class AR, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/15/39(a)(b)		3,790	3,783,220
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 07/25/36(a)(b)		2,715	2,715,000
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(a)(b)		2,600	2,594,716
ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/24/38(a)(b)		8,840	8,834,203
ARES LXIII CLO Ltd., Series 2022-63A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 10/15/38(a)(b)		2,990	2,991,643
ARES LXX CLO Ltd., Series 2023-70A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/25/39(a)(b)		2,250	2,247,809
ARES LXXIX CLO Ltd., Series 2026-79A, Class A1, (3-mo. CME Term SOFR + 1.19%), 0.00%, 04/20/39(a)(b)		4,600	4,591,533
ARES XLI CLO Ltd.
Series 2016-41A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 04/15/34(a)(b)		1,430	1,430,073
Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 5.38%, 04/15/34(a)(b)		2,840	2,839,124
ARES XLIII CLO Ltd., Series 2017-43A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/15/38(a)(b)		500	500,147
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.42%, 04/15/34(a)(b)		2,610	2,569,555
ARES XXXIX CLO Ltd., Series 2016-39A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/18/37(a)(b)		330	330,529
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.27%, 05/25/35(b)		33	28,056
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.09%, 07/25/36(b)		2,050	545,849
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.37%, 03/25/36(b)		530	298,011
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. CME Term SOFR + 1.22%), 4.90%, 07/25/35(b)		914	839,156
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class XR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 10/19/37(a)(b)		415	414,999
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 07/19/31(a)(b)	USD	1,300	$ 1,299,617
Series 2019-2A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.12%, 10/17/32(a)(b)		1,160	1,155,057
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 0.94%), 4.61%, 04/18/34(a)(b)		4,040	4,031,644
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/18/38(a)(b)		1,200	1,199,388
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 07/15/37(a)(b)		5,090	5,088,706
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/21/38(a)(b)		1,500	1,500,000
Ballyrock CLO 14 Ltd., Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/37(a)(b)		2,539	2,539,716
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class BR3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/36(a)(b)		720	717,788
Series 2022-20A, Class C1R3, (3-mo. CME Term SOFR + 2.80%), 6.47%, 10/15/36(a)(b)		720	711,058
Ballyrock CLO 22 Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 3.50%), 7.17%, 04/15/37(a)(b)		2,000	2,004,194
Ballyrock CLO 25 Ltd., Series 2023-25A, Class A2R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/25/38(a)(b)		1,000	1,000,114
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/25/38(a)(b)		250	250,125
Ballyrock CLO 32 Ltd.
Series 2025-32A, Class A1A, (3-mo. CME Term SOFR + 1.21%), 4.88%, 01/25/39(a)(b)		2,020	2,017,652
Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39(a)(b)		1,510	1,510,154
Ballyrock CLO Ltd.
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/25/38(a)(b)		540	539,579
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		4,600	4,600,057
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/25/38(a)(b)		1,430	1,429,465
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(b)		5,740	325,223
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,451	1,450,926
Barclays Mortgage Loan Trust, Series 2026- CES1, Class A1A, 4.85%, 01/25/56(a)(c)		4,428	4,385,142
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 4.65%, 10/22/32(a)(b)		928	926,567
Barings CLO Ltd.
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.33%, 01/20/31(a)(b)		90	89,870
Series 2018-2A, Class B1AR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/15/36(a)(b)		2,560	2,558,310
Barrow Hanley CLO II Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 03/31/38(a)(b)		2,300	2,300,923
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO 18 Ltd.
Series 2020-18A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 10/15/36(a)(b)	USD	500	$ 499,476
Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/36(a)(b)		1,000	998,992
Battalion CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 4.81%, 01/24/35(a)(b)		2,356	2,354,544
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 6.26%, 02/28/41(b)		5,459	5,521,739
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.79%, 02/28/40(a)(b)		2,519	2,274,241
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.79%, 12/28/40(a)(b)		628	639,455
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 4.72%, 12/28/40(a)(b)		515	503,623
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 03/30/38(a)(b)		1,851	1,848,217
BBAM U.S. CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/25/38(a)(b)		2,000	2,001,181
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.06%, 01/27/39(a)(b)		4,460	4,458,111
BDS Ltd., Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.25%, 09/19/39(a)(b)		1,946	1,944,546
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 5.74%, 08/25/35(b)		2,974	3,063,226
Series 2006-EC1, Class M4, (1-mo. CME Term SOFR + 1.06%), 4.74%, 12/25/35(b)		1,428	1,398,888
Series 2006-HE5, Class M2, (1-mo. CME Term SOFR + 0.59%), 4.27%, 06/25/36(b)		2,146	2,128,700
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.13%, 09/25/36(b)		60	58,930
Series 2006-HE9, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.23%, 11/25/36(b)		2,385	2,433,797
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.11%, 03/25/37(b)		716	711,896
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.07%, 03/25/37(b)		25	23,675
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.49%, 04/25/37(b)		345	331,509
Series 2007-HE5, Class M2, (1-mo. CME Term SOFR + 0.49%), 4.17%, 06/25/47(b)		6,227	5,679,928
Benefit Street Partners CLO 42 Ltd., Series 2025- 42A, Class A, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/25/38(a)(b)		4,050	4,049,940
Benefit Street Partners CLO 43 Ltd., Series 2025- 43A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.07%, 10/20/38(a)(b)		250	249,829
Benefit Street Partners CLO 44 Ltd., Series 2025- 44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.94%, 01/15/39(a)(b)		3,710	3,707,351
Benefit Street Partners CLO 48 Ltd., Series 2026- 48A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.86%, 04/20/38(a)(b)		2,350	2,350,000
442026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO IV Ltd., Series 2014- IVA, Class BR5, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/20/38(a)(b)	USD	250	$ 249,673
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.20%, 07/20/37(a)(b)		2,366	2,365,619
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(a)(b)		1,870	1,870,648
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		1,700	1,700,903
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/17/38(a)(b)		830	830,303
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/25/38(a)(b)		1,000	997,757
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, (3-mo. CME Term SOFR + 1.00%), 4.67%, 01/15/35(a)(b)		7,480	7,460,955
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/37(a)(b)		1,920	1,920,987
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		7,630	7,634,135
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/25/38(a)(b)		3,470	3,471,778
Bethpage Park CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 6.88%, 10/15/36(a)(b)		1,170	1,120,252
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		13	12,901
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,642,443
Series 2022-C, Class B, 5.93%, 10/17/35(a)		113	112,944
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/22/38(a)(b)		3,400	3,402,546
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.47%, 10/23/38(a)(b)		3,070	3,070,423
Birch Grove CLO 15 Ltd., Series 2025-15A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.96%, 01/23/39(a)(b)		1,500	1,498,976
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/19/37(a)(b)		630	630,475
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/15/37(a)(b)		1,260	1,260,225
Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/37(a)(b)		500	500,294
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/20/37(a)(b)		470	461,030
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.53%, 10/22/30(a)(b)		204	204,141
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 5.68%, 10/20/30(a)(b)		1,120	1,120,885
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.93%, 04/20/31(a)(b)	USD	682	$ 682,527
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 4.85%, 11/15/30(a)(b)		1,242	1,242,182
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.35%, 11/15/30(a)(b)		1,000	999,488
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.61%, 08/15/31(a)(b)		1,320	1,320,327
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 4.86%, 10/25/30(a)(b)		457	456,384
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/25/30(a)(b)		9,430	9,428,246
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 5.68%, 07/25/34(a)(b)		420	418,044
BlueMountain CLO XXV Ltd., Series 2019-25A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/15/38(a)(b)		490	490,206
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, (3-mo. CME Term SOFR + 3.76%), 7.43%, 10/20/34(a)(b)		1,120	1,103,406
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/22/37(a)(b)		840	840,758
BlueMountain Fuji U.S. CLO II Ltd., Series 2017- 2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 5.53%, 10/20/30(a)(b)		1,820	1,818,890
Brant Point CLO Ltd.
Series 2024-6A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 01/15/38(a)(b)		1,420	1,410,504
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.92%, 01/20/39(a)(b)		2,930	2,928,507
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,206	1,208,288
Bridge Street CLO III Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/20/37(a)(b)		2,660	2,662,633
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 01/15/39(a)(b)		5,210	5,208,490
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/20/38(a)(b)		1,910	1,910,705
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/15/38(a)(b)		720	718,743
Series 2024-25A, Class C, (3-mo. CME Term SOFR + 1.95%), 5.62%, 01/18/38(a)(b)		500	500,949
Series 2025-28A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.00%, 01/22/39(a)(b)		2,070	2,068,478
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 07/18/34(a)(b)		3,210	3,205,417
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.32%, 10/18/42(a)(b)		17,933	17,917,445
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/15/31(a)(b)		250	250,336
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/15/31(a)(b)	USD	113	$ 113,121
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/37(a)(b)		3,495	3,497,935
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/37(a)(b)		250	250,287
Capital Four U.S. CLO II Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 01/20/37(a)(b)		2,280	2,281,110
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/21/37(a)(b)		2,815	2,817,969
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.45%, 10/21/37(a)(b)		2,810	2,815,599
Series 2019-4A, Class A11R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 04/15/35(a)(b)		3,000	3,000,000
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/25/37(a)(b)		500	500,330
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/20/38(a)(b)		730	730,320
Series 2022-3A, Class A1R2, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/20/39(a)(b)		3,480	3,473,516
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/25/37(a)(b)		2,600	2,604,241
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.88%, 01/20/39(a)(b)		2,750	2,747,085
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 4.04%, 10/25/36(b)		1,183	964,129
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 3.95%, 10/25/36(b)		12	12,164
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 4.05%, 02/25/37(b)		3,394	3,273,438
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.18%, 10/15/34(a)(b)		1,000	983,150
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 10.68%, 10/15/34(a)(b)		1,250	1,158,609
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/22/37(a)(b)		770	770,694
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		3,867	3,714,696
CBAM Ltd., Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.53%, 07/20/31(a)(b)		500	498,473
C-BASS Trust, Series 2006-CB9, Class A4, (1- mo. CME Term SOFR + 0.57%), 4.25%, 11/25/36(b)		167	76,637
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 5.20%, 10/20/38(a)(b)		2,830	2,828,829
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 4.97%, 05/29/32(a)(b)		250	249,374
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		1,480	1,480,815
Cerberus Loan Funding XLIV LLC, Series 2023- 5A, Class A, (3-mo. CME Term SOFR + 2.35%), 6.02%, 01/15/36(a)(b)		1,710	1,711,442
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/24/37(a)(b)	USD	10,000	$ 10,003,663
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(a)(b)		1,040	1,037,920
Series 2014-4RA, Class A1A2, (3-mo. CME Term SOFR + 0.99%), 4.66%, 01/17/35(a)(b)		1,000	997,982
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/21/37(a)(b)		2,000	2,002,162
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/17/37(a)(b)		1,080	1,080,706
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/18/38(a)(b)		1,390	1,390,411
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/18/38(a)(b)		1,630	1,629,006
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		737	737,321
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/20/37(a)(b)		1,500	1,502,464
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/18/38(a)(b)		1,031	1,030,883
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/18/38(a)(b)		256	255,810
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/20/37(a)(b)		4,297	4,298,563
Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/37(a)(b)		250	250,254
Series 2019-1A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 5.67%, 10/20/37(a)(b)		250	250,749
Series 2019-3A, Class CR2, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/16/38(a)(b)		1,550	1,550,192
Series 2019-5A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/38(a)(b)		570	569,911
Series 2019-5A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/38(a)(b)		2,925	2,922,719
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/16/37(a)(b)		4,080	4,083,491
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/16/39(a)(b)		2,480	2,475,331
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/40(a)(b)		1,870	1,870,184
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/25/37(a)(b)		690	691,148
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/15/38(a)(b)		613	612,386
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/23/37(a)(b)		2,226	2,226,650
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/23/37(a)(b)		2,500	2,498,275
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 07/23/37(a)(b)		1,000	1,001,188
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/34(a)(b)		580	580,089
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.58%, 10/15/34(a)(b)		550	550,100
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 0.97%), 4.64%, 04/19/35(a)(b)		8,095	8,077,822
Series 2022-4A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 07/16/35(a)(b)		500	499,649
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/15/38(a)(b)		2,447	2,446,001
462026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/21/37(a)(b)	USD	2,900	$ 2,901,177
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/23/38(a)(b)		250	249,249
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.40%, 10/24/38(a)(b)		4,980	4,980,389
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.81%, 10/24/38(a)(b)		540	540,938
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.96%, 10/24/38(a)(b)		540	540,051
Series 2026-1A, Class C, (3-mo. CME Term SOFR + 1.65%), 5.30%, 04/25/39(a)(b)		250	249,008
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 5.54%, 10/25/37(a)(b)		2,144	2,137,284
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 5.54%, 10/25/37(a)(b)		640	627,558
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 3.99%, 05/25/37(b)		850	579,957
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.06%, 05/25/37(b)		396	270,138
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 4.50%, 03/25/37(b)		5,000	4,886,826
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 7.54%, 07/25/37(b)		1,000	988,928
Clover CLO LLC, Series 2021-3A, Class AR, (3- mo. CME Term SOFR + 1.07%), 4.74%, 01/25/35(a)(b)		3,630	3,624,555
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		347	316,875
Series 2021-B, Class C, 2.72%, 06/25/52(a)		1,480	1,369,362
Series 2021-B, Class D, 3.78%, 06/25/52(a)		271	248,249
Series 2021-C, Class B, 2.72%, 07/26/55(a)		249	229,924
Series 2021-C, Class C, 3.06%, 07/26/55(a)		2,457	2,302,414
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 5.41%, 06/25/54(a)(b)		4,809	4,876,620
Compass Datacenters Issuer II LLC, Series 2025- 2A, Class A1, 4.93%, 11/25/50(a)		5,303	5,219,153
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(a)		8,109	8,029,322
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,133	2,141,268
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(b)		12	12,139
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		345	350,007
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		2,165	243,859
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		2,157	254,621
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A, Class B, 5.77%, 12/20/55(a)		17,236	17,302,128
Series 2026-1A, Class A2, 5.08%, 03/20/56(a)		1,049	1,035,375
Series 2026-1A, Class B, 5.42%, 03/20/56(a)		2,591	2,555,533
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.54%, 04/25/36(b)		1,079	966,276
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.23%, 02/25/37(b)		828	888,809
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 05/25/47(b)		476	478,267
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.49%), 4.17%, 06/25/37(b)	USD	4,282	$ 4,154,903
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.29%, 06/25/47(a)(b)		892	747,582
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.06%, 03/15/34(b)		6	6,222
CQS U.S. CLO 5 Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.46%, 01/17/39(a)(b)		390	389,651
CQS U.S. CLO Ltd., Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.65%), 6.32%, 01/25/37(a)(b)		2,390	2,380,773
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		209	175,504
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.92%, 12/25/36(c)		14	11,321
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		676	672,869
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		1,793	1,507,727
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 4.23%, 09/25/36(a)(b)		5,439	171,004
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(a)(b)		500	500,421
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/15/38(a)(b)		960	959,816
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60(a)(c)		988	985,919
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.63%, 07/20/34(a)(b)		510	510,877
Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.93%, 02/28/38(a)(b)		1,710	1,709,489
Crown Point CLO IV Ltd., Series 2018-4A, Class C, (3-mo. CME Term SOFR + 2.16%), 5.83%, 04/20/31(a)(b)		250	250,876
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 3.97%, 05/15/36(b)		182	180,752
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 3.93%, 01/15/37(b)		98	95,296
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)		6,896	6,830,020
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55(a)(c)		2,749	2,745,331
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.98%, 04/20/38(a)(b)		4,410	4,410,665
Diameter Capital CLO 12 Ltd., Series 2025-12A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.16%, 10/20/38(a)(b)		7,710	7,705,886
Diameter Capital CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.23%), 4.96%, 01/20/39(a)(b)		1,730	1,728,843
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(a)(b)	USD	9,990	$ 9,998,416
Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/37(a)(b)		500	500,275
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		5,162	5,162,515
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/15/39(a)(b)		3,980	3,977,963
Diameter Capital EU CLO I DAC
Series 1A, Class A1, (3-mo. EURIBOR + 1.26%), 04/15/41(a)(b)(e)	EUR	1,820	2,103,647
Series 1A, Class A2, (3-mo. EURIBOR + 1.85%), 04/15/41(a)(b)(e)		1,250	1,444,813
Series 1A, Class B, (3-mo. EURIBOR + 2.20%), 04/15/41(a)(b)(e)		910	1,051,824
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.95%, 08/20/34(a)(b)	USD	3,370	3,369,500
Dryden 113 CLO Ltd., Series 2022-113A, Class AR3, (3-mo. CME Term SOFR + 1.09%), 4.76%, 10/15/37(a)(b)		500	498,984
Dryden 119 CLO Ltd., Series 2024-119A, Class C1, (3-mo. CME Term SOFR + 2.35%), 6.02%, 04/15/36(a)(b)		1,000	1,001,193
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, (3-mo. CME Term SOFR + 1.96%), 5.61%, 11/15/28(a)(b)		159	159,166
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 4.88%, 07/18/30(a)(b)		37	36,841
Dryden 53 CLO Ltd., Series 2017-53A, Class BR, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/31(a)(b)		570	569,573
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 10/19/29(a)(b)		39	38,876
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 04/15/31(a)(b)		656	655,823
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.98%, 07/15/31(a)(b)		46	46,381
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 4.90%, 04/18/31(a)(b)		219	218,936
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 5.53%, 07/18/30(a)(b)		500	499,714
Dryden 68 CLO Ltd., Series 2019-68A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/35(a)(b)		500	499,276
Dryden 72 CLO Ltd., Series 2019-72A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.75%, 05/15/32(a)(b)		264	264,259
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(a)(b)		870	870,378
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 80 CLO Ltd., Series 2019-80A, Class CRR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 01/17/33(a)(b)	USD	1,350	$ 1,348,354
Dryden 85 CLO Ltd., Series 2020-85A, Class A1LN, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/15/37(a)(b)(f)		2,620	2,627,729
Dryden 87 CLO Ltd., Series 2021-87A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.41%, 08/20/38(a)(b)		1,680	1,683,150
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/38(a)(b)		670	669,571
Eaton Vance CLO Ltd.
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.51%), 5.18%, 07/15/37(a)(b)		1,040	1,040,557
Series 2020-2A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(a)(b)		650	650,366
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		261	258,213
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		143	133,496
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	1,021,200
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		672	669,746
Elevation CLO Ltd.
Series 2018-10A, Class BR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/20/31(a)(b)		1,680	1,674,984
Series 2026-19A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.94%, 03/31/38(a)(b)		750	749,652
Elmwood CLO 14 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/20/38(a)(b)		1,130	1,130,529
Elmwood CLO 22 Ltd., Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/17/38(a)(b)		1,000	998,702
Elmwood CLO 26 Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37(a)(b)		560	560,000
Elmwood CLO 27 Ltd.
Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/18/37(a)(b)		1,210	1,210,292
Series 2024-3A, Class D, (3-mo. CME Term SOFR + 3.45%), 7.12%, 04/18/37(a)(b)		250	250,328
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 04/20/37(a)(b)		4,250	4,251,217
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.10%, 07/17/37(a)(b)		1,700	1,701,294
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/20/37(a)(b)		1,483	1,483,736
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/22/38(a)(b)		2,230	2,223,333
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/17/38(a)(b)		1,810	1,804,398
482026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.12%), 4.78%, 04/20/37(a)(b)	USD	2,810	$ 2,801,273
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/37(a)(b)		4,920	4,921,441
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/37(a)(b)		900	899,442
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 6.72%, 10/20/37(a)(b)		250	246,960
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/18/37(a)(b)		1,080	1,081,221
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.02%, 04/18/37(a)(b)		1,000	983,018
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/18/37(a)(b)		2,394	2,394,002
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/17/37(a)(b)		1,210	1,210,444
Elmwood CLO VIII Ltd., Series 2021-1A, Class FR, (3-mo. CME Term SOFR + 8.00%), 11.67%, 04/20/37(a)(b)		250	224,052
Elmwood CLO X Ltd., Series 2021-3A, Class CR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 07/20/38(a)(b)		940	941,871
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(a)(b)		1,788	1,788,648
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.50%, 11/25/35(b)		1,304	1,296,400
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		6,430	6,475,682
Series 2025-HE7, Class A, 5.15%, 11/25/55(a)(b)		2,678	2,660,361
Series 2026-HE1, Class A, 4.98%, 01/25/56(a)(b)		4,260	4,224,901
Series 2026-HE1, Class B, 5.18%, 01/25/56(a)(b)		499	493,425
Series 2026-HE2, Class A, 5.05%, 01/25/56(a)(b)		4,268	4,232,876
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.07%, 12/25/36(b)		418	162,163
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 3.94%, 12/25/36(b)		1,152	1,012,817
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.39%, 01/25/36(b)		678	620,518
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 3.97%, 08/25/37(a)(b)		684	343,346
FirstKey Homes Trust
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	5,426,291
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,952,951
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		2,990	2,945,702
Security		Par (000)	Value
Asset-Backed Securities (continued)
FirstKey Homes Trust
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)	USD	6,928	$ 6,880,199
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.25%, 10/19/37(a)(b)		2,060	2,055,647
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/19/37(a)(b)		1,200	1,201,357
Flatiron CLO 24 Ltd., Series 2023-2A, Class D1R, (3-mo. CME Term SOFR + 2.35%), 5.94%, 01/15/39(a)(b)		780	753,045
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/17/37(a)(b)		1,060	1,060,312
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.27%, 10/17/37(a)(b)		650	650,371
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		4,811	4,791,211
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		824	784,881
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		524	536,063
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		889	887,604
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		2,170	2,173,938
Series 2025-2A, Class D, 5.68%, 04/15/52(a)		4,057	4,040,265
Series 2025-2A, Class E, 8.35%, 04/15/52(a)		3,942	3,882,837
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.07%, 02/25/37(b)		1,652	1,239,495
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 7.22%, 04/20/37(a)(b)		1,900	1,864,955
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.02%, 07/15/31(a)(b)		1,161	1,161,556
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.75%, 10/20/34(a)(b)		7,920	7,903,960
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 8.57%, 10/20/34(a)(b)		1,250	1,227,151
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/20/39(a)(b)		1,540	1,539,975
GoldenTree Loan Management U.S. CLO 25 Ltd., Series 2025-25A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 04/20/37(a)(b)		1,840	1,840,908
GoldenTree Loan Management U.S. CLO 26 Ltd., Series 2025-26A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/38(a)(b)		4,750	4,746,390
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9R, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.02%, 04/20/37(a)(b)		750	752,153
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		1,226	1,182,542
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		463	472,982
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1RR, (3-mo. CME Term SOFR + 1.47%), 5.13%, 02/09/39(a)(b)		8,730	8,746,710
Series 2017-19RA, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.04%, 10/20/36(a)(b)		5,810	5,801,126
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd.
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/20/37(a)(b)	USD	1,970	$ 1,970,525
Series 2019-44A, Class A1R, (3-mo. CME Term SOFR + 1.57%), 5.24%, 10/21/38(a)(b)		14,460	14,379,031
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 04/17/38(a)(b)		1,900	1,900,766
Series 2020-50A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/20/35(a)(b)		2,660	2,641,074
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.67%, 04/20/37(a)(b)		2,000	2,001,448
Series 2021-53A, Class AR, (3-mo. CME Term SOFR + 0.98%), 4.65%, 07/20/34(a)(b)		986	983,884
Series 2022-64A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/25/37(a)(b)		500	500,096
Series 2023-66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/25/38(a)(b)		290	290,233
Series 2023-70A, Class CR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/25/37(a)(b)		1,260	1,259,583
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/25/37(a)(b)		790	790,243
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.34%, 10/25/37(a)(b)		560	559,306
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/25/37(a)(b)		490	480,798
Series 2025-78A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 04/21/39(a)(b)		575	571,466
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.98%, 07/20/38(a)(b)		250	250,109
Series 2025-83A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.24%, 11/09/38(a)(b)		2,000	2,003,526
Golub Capital Partners Static Ltd., Series 2024- 1A, Class AR, (3-mo. CME Term SOFR + 1.12%), 4.79%, 07/20/35(a)(b)		201	201,230
Golub Capital Private Credit Fund CLO 2, Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.14%, 10/18/39(a)(b)		1,815	1,818,512
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		8,894	8,964,404
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		7,644	7,667,481
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		1,736	1,765,678
Series 2025-2A, Class A, 5.32%, 06/20/49(a)		6,484	6,519,836
Series 2025-3A, Class A, 5.00%, 10/20/49(a)		12,450	12,394,703
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		1,094	875,062
Great Lakes CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/39(a)(b)		4,000	4,008,506
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		3,577	3,628,439
Series 2024-1, Class B, 5.87%, 06/25/59(a)		570	577,618
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,156	1,161,340
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,450	1,454,949
Series 2025-2A, Class C, 5.26%, 06/25/60(a)		5,586	5,575,828
Series 2025-2A, Class D, 5.56%, 06/25/60(a)		5,959	5,937,186
Series 2025-2A, Class E, 7.79%, 06/25/60(a)		1,828	1,858,111
Series 2025-3A, Class A3, 4.52%, 12/27/60(a)		4,412	4,406,688
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 05/25/56(a)(c)		1,119	1,108,994
Series 2026-CES1, Class A2, 5.27%, 05/25/56(a)(c)		322	318,941
Security		Par (000)	Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.49%, 12/25/35(b)	USD	282	$ 125,615
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 4.29%, 09/25/36(b)		4,367	1,249,676
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,303	345,047
Series 2006-4, Class 1A1, 4.01%, 03/25/36(b)		626	432,163
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		24	4,062
GSAMP Trust
Series 2006-HE4, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.24%, 06/25/36(b)		2,900	2,543,849
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.19%, 01/25/47(b)		9	4,305
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 7.17%, 02/25/37(b)		3,260	3,262,052
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 7.17%, 02/25/37(b)		3,000	2,836,784
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.08%, 04/28/39(a)(b)		1,315	1,314,140
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.15%, 04/20/34(a)(b)		920	920,305
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/20/38(a)(b)		1,000	1,000,000
Hartwick Park CLO Ltd., Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/20/37(a)(b)		2,000	1,996,120
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/24/38(a)(b)		3,000	2,997,720
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(f)		7,496	7,703,381
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.39%, 07/25/36(b)		276	264,672
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.88%, 07/25/34(b)		10	9,763
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,756	5,671,580
Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.15%), 4.87%, 04/24/39(a)(b)		1,040	1,037,896
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.07%, 05/20/32(a)(b)		4,550	4,563,071
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 4.87%, 09/20/33(a)(b)		3,218	3,226,874
Invesco CLO Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 04/20/35(a)(b)		980	980,824
Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 07/15/38(a)(b)		970	970,402
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/15/38(a)(b)		1,000	1,001,855
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		298	298,149
502026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.58%), 5.25%, 01/22/37(a)(b)	USD	10,075	$ 10,108,160
Jersey Mike’s Funding LLC, Series 2026-1A, Class A2II, 5.48%, 02/15/56(a)		14,978	14,720,133
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 4.99%, 07/25/36(b)		3,498	3,210,907
Series 2007-CH1, Class MF1, 4.37%, 11/25/36(c)		100	102,894
JPMorgan Mortgage Trust, Series 2026-CES1, Class A1B, 4.96%, 06/25/56(a)(c)		1,184	1,174,374
Kennedy Lewis CLO 12 Ltd., Series 2023-12A, Class CR, (3-mo. CME Term SOFR + 2.00%), 5.67%, 07/20/38(a)(b)		1,180	1,183,754
Kennedy Lewis CLO 13 Ltd., Series 2023-13A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.80%, 01/20/38(a)(b)		2,270	2,263,618
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.92%, 04/22/36(a)(b)		250	249,831
Kennedy Lewis CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/25/38(a)(b)		1,930	1,929,353
Kennedy Lewis CLO 4 Ltd., Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.10%, 07/20/37(a)(b)		2,910	2,911,752
Kennedy Lewis CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.29%, 04/22/37(a)(b)		8,525	8,527,822
Kennedy Lewis CLO 8 Ltd., Series 8A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/20/38(a)(b)		4,990	4,991,652
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. CME Term SOFR + 1.51%), 5.18%, 07/28/42(b)		1,555	1,511,241
KKR Financial CLO 17 Ltd.
Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.01%, 04/15/34(a)(b)		500	500,066
Series 17, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.53%, 04/15/34(a)(b)		580	580,180
KKR Financial CLO 21 Ltd., Series 21, Class A, (3-mo. CME Term SOFR + 1.26%), 4.93%, 04/15/31(a)(b)		107	106,632
KKR Financial CLO 27 Ltd., Series 27A, Class A1R2, (3-mo. CME Term SOFR + 1.11%), 4.78%, 01/15/35(a)(b)		2,850	2,845,770
KKR Financial CLO 28 Ltd., Series 28A, Class AR2, (3-mo. CME Term SOFR + 1.12%), 4.79%, 02/09/35(a)(b)		2,310	2,307,228
KKR Financial CLO 30 Ltd., Series 30A, Class BR2, (3-mo. CME Term SOFR + 1.85%), 5.52%, 04/17/37(a)(b)		1,670	1,670,887
KKR Financial CLO 34 Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/34(a)(b)		4,550	4,543,514
KKR Financial CLO 35 Ltd., Series 35A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 01/20/38(a)(b)		1,000	998,520
KKR Financial CLO 48 Ltd., Series 48A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.16%, 10/20/38(a)(b)		1,010	1,009,711
Security		Par (000)	Value
Asset-Backed Securities (continued)
KKR Financial CLO 54 Ltd., Series 2024-54A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/15/38(a)(b)	USD	930	$ 929,855
KKR Financial CLO Ltd., Series 2013-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.09%, 10/15/38(a)(b)		1,460	1,458,540
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.00%, 04/15/31(a)(b)		687	687,104
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/20/34(a)(b)		3,930	3,930,004
LCM 32 Ltd., Series 32A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.63%, 07/20/34(a)(b)		1,250	1,249,334
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/34(a)(b)		2,310	2,303,070
LCM 35 Ltd., Series 35A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/34(a)(b)		3,000	2,997,515
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		1,745	1,706,203
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		558	122,013
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		703	639,633
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		316	305,224
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 3.88%, 06/25/37(a)(b)		68	44,829
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		5,862	5,885,584
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		655	657,055
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,509	1,514,511
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		612	614,483
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,194	1,198,543
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		456	458,228
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		158	456,568
Series 2025-P2, Class A, 5.20%, 02/15/35(a)		5,885	5,909,751
Series 2025-P2, Class B, 5.59%, 04/15/35(a)		379	378,840
Series 2025-P2, Class C, 6.25%, 09/15/35(a)		762	761,233
Series 2025-P2, Class D, 6.47%, 12/15/35(a)		305	304,216
Series 2025-P2, Class E, 8.99%, 07/15/36(a)		488	486,619
Series 2025-P2, Class F, 13.02%, 01/15/37(a)		244	243,529
Series 2025-P2, Class R, 0.00%, 03/15/45(a)		106	263,748
Series 2026-P1, Class A, 6.98%, 08/15/37(a)(f)		2,218	2,309,536
Series 2026-P1, Class B, 6.86%, 08/15/37(a)(f)		546	561,530
Series 2026-P1, Class C, 2.40%, 08/15/37(a)(f)		526	502,606
Series 2026-P1, Class D, 1.15%, 08/15/37(a)(f)		366	341,260
Series 2026-P1, Class E, 1.00%, 08/15/37(a)(f)		180	162,218
Series 2026-P1, Class F, 0.90%, 08/15/37(a)(f)		185	158,033
Series 2026-P1, Class R, 0.00%, 03/15/41(a)(f)		34	11,035
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(a)		2,095	2,093,714
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,525	1,456,361
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	4,354,129
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	3,235,087
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		1,205	1,215,954
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		2,447	2,472,776
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		5,550	5,622,636
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		935	934,555
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		1,905	1,910,278
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lendmark Funding Trust
Series 2024-2A, Class D, 5.69%, 02/21/34(a)	USD	2,948	$ 2,950,320
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		5,984	6,004,604
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		4,474	4,511,915
Series 2025-3A, Class A, 4.51%, 05/21/35(a)		8,085	8,028,921
Series 2025-3A, Class B, 4.83%, 05/21/35(a)		1,336	1,320,636
Series 2025-3A, Class C, 5.04%, 05/21/35(a)		4,372	4,326,580
LMRE Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(a)		3,010	2,929,936
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		693	575,890
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		2,685	2,113,815
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 4.15%, 03/25/46(b)		501	440,846
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.09%, 06/25/36(b)		2,893	1,348,920
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.11%, 08/25/36(b)		5,179	2,029,453
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 4.27%, 08/25/36(b)		1,195	469,304
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.11%, 10/25/36(b)		1,884	568,105
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 4.39%, 01/25/36(b)		2,580	2,361,079
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		5,554	5,583,753
Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		2,074	2,086,142
Madison Park Funding LI Ltd., Series 2021-51A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/19/38(a)(b)		960	959,375
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37(a)(b)		270	270,118
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/27/34(a)(b)		4,550	4,548,728
Madison Park Funding LXI Ltd., Series 2023-61A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.87%, 01/20/39(a)(b)		1,150	1,149,169
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(a)(b)		4,230	4,234,529
Madison Park Funding LXXI Ltd., Series 2025- 71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/23/38(a)(b)		11,960	11,920,705
Madison Park Funding LXXIII Ltd., Series 2025- 73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.66%, 10/17/38(a)(b)		250	250,495
Madison Park Funding XL-R Ltd., Series 2025- 40RA, Class A, (3-mo. CME Term SOFR + 1.29%), 5.12%, 10/16/38(a)(b)		1,000	1,000,082
Madison Park Funding XXIV Ltd.
Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/20/29(a)(b)		155	154,934
Series 2016-24A, Class CR2, (3-mo. CME Term SOFR + 2.05%), 5.72%, 10/20/29(a)(b)		1,000	1,001,201
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/16/37(a)(b)		4,410	4,411,587
Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/16/37(a)(b)		710	710,817
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/23/37(a)(b)	USD	510	$ 510,561
Madison Park Funding XXXIII Ltd., Series 2019- 33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/32(a)(b)		3,216	3,215,969
Madison Park Funding XXXV Ltd., Series 2019- 35A, Class A1R2, (3-mo. CME Term SOFR + 1.22%), 4.80%, 02/13/39(a)(b)		8,080	8,074,301
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/15/37(a)(b)		570	570,227
Marble Point CLO XV Ltd., Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.27%, 07/23/32(a)(b)		1,568	1,561,521
Marble Point CLO XVII Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.44%), 5.11%, 07/20/37(a)(b)		2,280	2,280,413
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		686	678,032
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,565,747
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,744,142
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	4,178,327
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,397,152
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		4,126	4,159,252
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		1,969	2,001,240
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		2,800	2,867,775
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		7,581	7,604,629
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,083	1,102,751
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		9,101	9,168,726
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,224	1,233,653
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		3,732	3,765,120
Series 2025-BA, Class A, 4.59%, 11/22/38(a)		6,752	6,718,806
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 5.65%, 06/25/35(b)		1,119	1,165,881
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.31%, 06/25/36(a)(b)		204	193,396
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 4.09%, 04/25/36(b)		3,143	612,547
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.35%, 05/25/37(b)		83	72,180
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.31%, 06/25/46(a)(b)		8	8,059
Menlo CLO IV Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.89%, 03/20/39(a)(b)		1,620	1,617,067
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(c)		831	786,173
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.27%, 05/25/37(b)		859	628,496
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 7.29%, 10/25/37(b)		1,994	1,961,273
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.18%, 08/25/37(b)		1,764	1,845,843
MF1 LLC, Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 5.83%, 06/19/37(a)(b)		1,721	1,720,695
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		4,856	4,861,975
522026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/18/38(a)(b)	USD	9,690	$ 9,692,834
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		797	745,732
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,385	1,253,274
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 3.86%, 10/25/36(b)		1,242	537,493
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 4.01%, 11/25/36(b)		4,621	2,188,981
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 7.59%, 02/25/47(a)(b)		16	16,116
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		2,255	467,731
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		551	141,908
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.29%, 11/25/36(b)		585	159,114
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		691	645,569
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,065	1,004,462
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		189	167,059
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		935	756,590
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		276	215,722
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		2,634	1,967,066
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		194	179,480
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.41%, 04/25/37(b)		380	363,369
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		1,410	1,411,220
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		319	317,220
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		1,398	1,360,751
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 5.39%, 11/15/68(a)(b)		1,431	1,444,527
Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,628,619
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 4.76%, 04/15/60(a)(b)		353	343,818
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		504	450,203
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,373	2,211,152
Series 2024-A, Class A, 5.66%, 10/15/72(a)		2,892	2,932,605
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%, 09/15/55(a)		5,992	5,952,154
Series 2025-C, Class A, 4.80%, 10/15/55(a)		4,193	4,170,822
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		519	510,951
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 4.59%, 04/20/62(a)(b)		659	657,668
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/62(a)(b)		2,680	2,681,238
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		997	949,441
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		1,979	1,790,674
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		640	579,096
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	111,037
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	670,237
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	7,610,171
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
Series 2021-BA, Class C, 3.57%, 04/20/62(a)	USD	386	$ 340,983
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	7,551,165
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,766,732
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,448,647
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,978,546
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		5,408	4,877,090
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,365,613
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	596,274
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 5.91%, 11/25/53(a)(b)		1,197	1,212,067
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 4.77%, 03/15/57(a)(b)		9,732	9,708,184
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.02%, 05/17/55(a)(b)		13,314	13,380,354
Series 2025-BA, Class B, 4.98%, 05/17/55(a)		7,080	7,010,046
Series 2025-BA, Class C, 5.38%, 05/17/55(a)		4,045	3,979,291
Series 2025-BA, Class D, 6.04%, 05/17/55(a)		1,453	1,429,244
Series 2025-CA, Class A1B, (SOFR (30-day) + 1.35%), 5.02%, 06/22/65(a)(b)		6,693	6,739,694
Series 2025-CA, Class D, 5.82%, 06/22/65(a)		4,242	4,137,281
Neuberger Berman CLO XVII Ltd., Series 2014- 17A, Class AR3, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/22/38(a)(b)		1,580	1,580,890
Neuberger Berman CLO XVI-S Ltd., Series 2017- 16SA, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/15/39(a)(b)		1,070	1,067,813
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R2, (3-mo. CME Term SOFR + 1.30%), 4.97%, 07/20/39(a)(b)		1,300	1,300,674
Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/39(a)(b)		5,500	5,495,766
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/20/37(a)(b)		1,220	1,219,715
Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class D1R2, (3-mo. CME Term SOFR + 2.80%), 6.47%, 10/23/36(a)(b)		1,110	1,094,875
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/38(a)(b)		3,120	3,121,872
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 10/20/38(a)(b)		1,430	1,430,881
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.87%, 03/31/38(a)(b)		1,000	998,515
New Mountain CLO 8 Ltd., Series CLO-8A, Class A1, (3-mo. CME Term SOFR + 1.27%), 5.13%, 10/20/38(a)(b)		940	939,660
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		502	492,997
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.19%, 10/25/36(a)(b)		79	164,185
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 4.27%, 11/25/36(b)		3,562	1,067,121
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/20/38(a)(b)		2,710	2,701,313
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/38(a)(b)	USD	820	$ 818,715
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 4.64%, 01/15/35(a)(b)		1,950	1,945,928
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.24%, 10/22/37(a)(b)		610	608,671
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.67%, 10/22/37(a)(b)		320	317,830
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(a)(b)		1,300	1,300,326
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,113	771,294
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		22	6,370
Series 2002-A, Class M1, 7.76%, 03/15/32(b)		1,265	1,282,323
Series 2002-C, Class M1, 6.89%, 11/15/32(b)		1,306	1,311,774
OCP CLO Ltd.
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/26/38(a)(b)		4,000	3,999,293
Series 2016-12A, Class A1R3, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/18/37(a)(b)		2,500	2,500,713
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.35%, 10/18/37(a)(b)		5,360	5,362,951
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37(a)(b)		9,329	9,333,528
Series 2017-13A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 11/26/37(a)(b)		430	430,241
Series 2017-13A, Class X, (3-mo. CME Term SOFR + 1.10%), 4.77%, 11/26/37(a)(b)		553	553,335
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/20/37(a)(b)		1,680	1,680,711
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.77%, 07/20/37(a)(b)		360	360,366
Series 2020-19A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/20/38(a)(b)		6,000	5,987,953
Series 2020-19A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.37%, 04/20/38(a)(b)		970	959,168
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/18/37(a)(b)		370	370,405
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.89%, 10/17/38(a)(b)		3,025	3,022,720
Series 2020-8RA, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/17/38(a)(b)		730	729,508
Series 2020-8RA, Class CR2, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/17/38(a)(b)		250	250,034
Series 2021-22A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/37(a)(b)		1,820	1,820,284
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/37(a)(b)		340	340,191
Series 2024-31A, Class AR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/20/39(a)(b)		1,320	1,317,133
Series 2024-34A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/15/37(a)(b)		410	410,589
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/16/37(a)(b)		2,973	2,974,669
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(a)(b)		2,180	2,181,305
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 5.35%, 10/15/37(a)(b)		2,180	2,181,223
Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.92%, 05/21/38(a)(b)		1,990	1,988,189
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2025-44A, Class A, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/24/38(a)(b)	USD	500	$ 500,133
Series 2025-44A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/24/38(a)(b)		3,000	2,998,935
Series 2025-45A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.10%, 10/15/38(a)(b)		1,240	1,239,193
Series 2025-46A, Class A, (3-mo. CME Term SOFR + 1.20%), 5.05%, 10/15/38(a)(b)		2,180	2,177,304
Series 2025-46A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.55%, 10/15/38(a)(b)		1,340	1,335,472
Series 2025-46A, Class D1, (3-mo. CME Term SOFR + 2.45%), 6.30%, 10/15/38(a)(b)		890	862,710
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.58%, 10/15/34(a)(b)		250	250,045
Octagon 75 Ltd., Series 2025-1A, Class A1, (3- mo. CME Term SOFR + 1.20%), 4.87%, 01/22/38(a)(b)		1,000	998,734
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.09%), 4.76%, 10/15/33(a)(b)		5,990	5,981,197
OHA Credit Funding 10-R Ltd., Series 2021- 10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.93%, 07/18/37(a)(b)		3,190	3,186,810
OHA Credit Funding 16-R Ltd., Series 2023- 16RA, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/20/38(a)(b)		2,280	2,277,722
OHA Credit Funding 17-R Ltd., Series 2024- 17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/20/39(a)(b)		4,770	4,759,944
OHA Credit Funding 2 Ltd., Series 2019-2A, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/21/38(a)(b)		250	249,767
OHA Credit Funding 22 Ltd., Series 2025-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/20/38(a)(b)		2,000	2,000,241
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 4.96%, 01/22/38(a)(b)		670	669,986
OHA Credit Funding 5 Ltd., Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/18/37(a)(b)		2,600	2,602,535
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 10/20/37(a)(b)		670	670,260
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/19/38(a)(b)		7,459	7,459,278
OHA Credit Funding 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/19/37(a)(b)		3,890	3,891,132
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, (3-mo. CME Term SOFR + 1.14%), 4.80%, 02/20/38(a)(b)		690	687,949
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.13%, 04/20/37(a)(b)		3,845	3,845,872
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/18/37(a)(b)		5,340	5,341,817
542026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/19/38(a)(b)	USD	1,360	$ 1,359,539
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/20/37(a)(b)		2,640	2,640,796
OneMain Financial Issuance Trust
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,469,793
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	4,426,303
Series 2023-2A, Class D, 7.52%, 09/15/36(a)		1,720	1,773,860
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		10,618	11,114,947
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		1,842	1,853,415
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 4.53%, 11/25/35(b)		460	405,484
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		3,698	3,167,824
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		2,130	1,841,504
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		133	130,390
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/20/37(a)(b)		14,850	14,855,405
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/37(a)(b)		1,340	1,341,515
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.31%), 4.99%, 10/15/37(a)(b)		60	59,559
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 04/20/36(a)(b)		1,110	1,110,334
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 5.45%, 04/20/34(a)(b)		1,350	1,353,565
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.07%, 04/20/38(a)(b)		2,900	2,887,973
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/36(a)(b)		2,990	2,990,445
OZLM Funding II Ltd., Series 2012-2A, Class AR4, (3-mo. CME Term SOFR + 1.20%), 4.87%, 07/30/37(a)(b)		2,530	2,527,775
OZLM XIX Ltd.
Series 2017-19A, Class A1R3, (3-mo. CME Term SOFR + 1.00%), 4.66%, 01/15/35(a)(b)		4,050	4,049,955
Series 2017-19A, Class B1R3, (3-mo. CME Term SOFR + 1.60%), 5.26%, 01/15/35(a)(b)		1,620	1,607,554
OZLM XVIII Ltd., Series 2018-18A, Class B, (3- mo. CME Term SOFR + 1.81%), 5.48%, 04/15/31(a)(b)		2,408	2,402,405
OZLM XXII Ltd., Series 2018-22A, Class A2, (3- mo. CME Term SOFR + 1.76%), 5.43%, 01/17/31(a)(b)		134	134,477
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	857,633
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 4.90%, 08/14/38(a)(b)		1,450	1,448,758
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(a)(b)		660	660,485
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/15/38(a)(b)	USD	1,740	$ 1,739,922
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.02%, 07/20/37(a)(b)		1,480	1,480,360
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 6.62%, 07/20/37(a)(b)		450	441,522
Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/20/38(a)(b)		2,000	1,998,686
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/37(a)(b)		2,300	2,298,413
Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.23%, 10/20/38(a)(b)		1,980	1,979,760
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.56%, 10/20/38(a)(b)		2,660	2,661,942
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2R, (3-mo. CME Term SOFR + 1.15%), 4.81%, 08/08/32(a)(b)		4,680	4,661,742
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34(a)(b)		4,930	4,927,985
Series 2025-3A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.11%, 01/15/34(a)(b)		440	429,890
Series 2025-3A, Class D, (3-mo. CME Term SOFR + 4.40%), 8.11%, 01/15/34(a)(b)		480	466,579
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/20/37(a)(b)		430	430,250
Series 2022-2A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/20/37(a)(b)		500	500,275
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 01/25/38(a)(b)		1,420	1,420,646
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/20/39(a)(b)		5,840	5,838,804
Series 2025-10A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 01/20/39(a)(b)		1,260	1,247,546
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/25/38(a)(b)		4,500	4,494,671
Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.26%, 10/25/38(a)(b)		1,050	1,049,656
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.43%, 10/20/38(a)(b)		6,250	6,255,005
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 6.08%, 10/20/38(a)(b)		3,250	3,259,388
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(f)		9,000	9,036,900
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/20/38(a)(b)		500	499,126
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.89%, 10/20/38(a)(b)		1,040	1,039,248
Planet Fitness Master Issuer LLC, Series 2025- 1A, Class A2II, 5.65%, 12/06/55(a)		6,430	6,347,908
Point Broadband & Funding LLC, Series 2025-1A, Class C, 8.16%, 07/20/55(a)		5,660	5,769,173
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 4.33%, 05/25/36(b)		2,537	2,444,599
Post CLO Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/20/38(a)(b)		2,020	2,020,530
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Post CLO Ltd.
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/38(a)(b)	USD	2,250	$ 2,251,397
Series 2023-1A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/20/38(a)(b)		1,420	1,406,019
Post CLO VI Ltd., Series 2024-2A, Class A1, (3- mo. CME Term SOFR + 1.42%), 5.09%, 01/20/38(a)(b)		2,000	2,001,371
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.29%, 07/25/51(a)(b)		443	440,710
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 7.54%, 07/25/51(a)(b)		445	442,564
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 9.69%, 07/25/51(a)(b)		332	332,063
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		821	786,317
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,316	3,246,295
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,794,724
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,554,198
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	4,441,215
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	2,327,579
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,841,887
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,000	1,881,427
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		2,000	1,884,580
Series 2024-SFR4, Class E1, 3.33%, 07/17/41(a)		5,640	5,213,624
Series 2024-SFR4, Class E2, 3.40%, 07/17/41(a)		5,000	4,601,695
Series 2026-SFR1, Class E, 4.10%, 02/17/43(a)		1,000	923,252
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		7,517	7,363,033
Series 2026-5A, Class A2, 6.18%, 03/05/56(a)		3,047	3,032,020
Quest Trust, Series 2004-X2, Class M3, (1-mo. CME Term SOFR + 3.34%), 7.02%, 06/25/34(a)(b)		2,005	1,846,187
RAAC Trust, Series 2006-SP3, Class M3, (1-mo. CME Term SOFR + 1.46%), 5.14%, 08/25/36(b)		1,662	1,737,352
Rad CLO 14 Ltd., Series 2021-14A, Class A, (3- mo. CME Term SOFR + 1.43%), 5.10%, 01/15/35(a)(b)		4,550	4,550,821
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(a)(b)		250	250,125
Rad CLO 21 Ltd., Series 2023-21A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/25/37(a)(b)		2,000	1,997,983
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/20/37(a)(b)		1,090	1,088,752
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/20/37(a)(b)	USD	4,670	$ 4,671,415
RAMP Trust, Series 2007-RS1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.35%, 02/25/37(b)		2,074	457,572
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.58%, 04/25/44(a)(b)		882	907,189
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/25/38(a)(b)		6,150	6,151,769
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/25/38(a)(b)		2,900	2,902,612
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)		8,200	8,200,951
Regatta XI Funding Ltd., Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/17/37(a)(b)		4,650	4,657,783
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(a)(b)		5,370	5,373,105
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/20/38(a)(b)		250	249,926
Regatta XVI Funding Ltd., Series 2019-2A, Class BR2, (3-mo. CME Term SOFR + 1.45%), 5.10%, 04/15/39(a)(b)		2,590	2,586,360
Regatta XVII Funding Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(a)(b)		1,260	1,260,660
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/26/37(a)(b)		3,440	3,441,835
Regional Management Issuance Trust
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	1,032,223
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	770,954
Series 2021-3, Class A, 3.88%, 10/17/33(a)(f)		10,210	10,031,325
Series 2022-1, Class B, 3.71%, 03/15/32(a)		4,446	4,435,618
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,104,750
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	2,075,270
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,637	1,669,803
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,418	1,423,440
Series 2024-2, Class D, 6.33%, 12/15/33(a)		1,665	1,673,856
Series 2025-2, Class A, 4.59%, 11/16/37(a)		9,558	9,452,950
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.64%, 11/25/35(c)		212	211,989
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		4,430	4,459,321
Series 2024-A, Class C, 7.28%, 08/20/32(a)		1,794	1,808,364
Series 2024-A, Class D, 9.49%, 08/20/32(a)		4,072	4,124,287
Series 2025-A, Class A, 4.59%, 11/20/34(a)		8,391	8,353,804
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		6,258	6,119,171
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.03%, 04/20/34(a)(b)		500	499,977
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.12%, 10/20/30(a)(b)		0 (g)	366
562026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-3A, Class C, (3-mo. CME Term SOFR + 2.06%), 5.73%, 10/20/30(a)(b)	USD	400	$ 401,175
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.02%, 05/20/31(a)(b)		147	146,816
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/20/31(a)(b)		42	41,534
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 5.73%, 10/20/31(a)(b)		620	619,362
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.03%, 10/20/31(a)(b)		500	501,944
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.10%), 4.77%, 04/20/34(a)(b)		1,260	1,258,565
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.79%, 08/20/32(a)(b)		405	405,459
Series 2019-2A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.31%, 08/20/32(a)(b)		1,750	1,749,473
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.10%, 07/20/34(a)(b)		3,500	3,500,649
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.58%, 07/20/34(a)(b)		1,156	1,157,475
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.61%), 5.28%, 04/20/37(a)(b)		5,000	5,001,625
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.96%, 03/31/38(a)(b)		3,270	3,267,188
Series 2025-3A, Class D1, (3-mo. CME Term SOFR + 3.17%), 6.83%, 03/31/38(a)(b)		950	942,957
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.81%, 07/25/31(a)(b)		97	97,024
RR 19 Ltd., Series 2021-19A, Class A2R, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/40(a)(b)		250	249,772
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 07/15/39(a)(b)		250	250,125
RR 32 Ltd., Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/39(a)(b)		11,850	11,854,297
RR 36 Ltd., Series 2024-36RA, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.96%, 01/15/40(a)(b)		500	500,004
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/15/40(a)(b)		1,180	1,178,757
RR 43 Ltd., Series 2026-43A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.35%, 10/15/39(a)(b)		2,000	1,994,530
RR 5 Ltd., Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 07/15/39(a)(b)		880	880,558
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo. CME Term SOFR + 1.85%), 5.52%, 01/15/37(a)(b)		480	480,000
RR 8 Ltd., Series 2020-8A, Class A1A2, (3-mo. CME Term SOFR + 1.23%), 4.90%, 01/15/39(a)(b)		1,000	999,496
Sagard-Halseypoint CLO 10 Ltd., Series 2025- 10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/38(a)(b)		13,480	13,491,645
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/30/38(a)(b)	USD	3,670	$ 3,671,551
Sagard-Halseypoint CLO 9 Ltd., Series 2025-9A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.96%, 04/20/38(a)(b)		3,250	3,249,952
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 02/25/56(a)(c)		2,750	2,748,162
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/20/38(a)(b)		3,050	3,051,192
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/20/38(a)(b)		1,620	1,620,455
Sandstone Peak IV Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(a)(b)		4,630	4,630,637
Series 2025-1A, Class C1, (3-mo. CME Term SOFR + 2.05%), 5.71%, 01/20/39(a)(b)		1,430	1,434,807
Series 2025-1A, Class D1, (3-mo. CME Term SOFR + 3.10%), 6.76%, 01/20/39(a)(b)		1,430	1,415,287
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.69%, 08/25/35(c)		397	308,775
Sculptor CLO XXXVI Ltd., Series 36A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/30/39(a)(b)		3,620	3,616,207
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.01%, 02/25/37(b)		365	146,028
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.33%, 02/25/37(b)		1,948	778,177
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.23%, 01/25/37(b)		446	340,325
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		653	642,774
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		1,803	1,838,751
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		661	661,567
Series 2025-1, Class A2, 5.50%, 07/25/55(a)		5,960	5,842,456
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.11%, 07/25/36(b)		182	37,129
Shackleton CLO Ltd.
Series 2013-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.48%, 07/15/30(a)(b)		71	70,689
Series 2013-4RA, Class A1A, (3-mo. CME Term SOFR + 1.26%), 4.91%, 04/13/31(a)(b)		1	1,146
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/18/37(a)(b)		1,720	1,721,141
Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/18/37(a)(b)		980	980,716
Signal Peak CLO 3 Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.26%, 01/23/37(a)(b)		890	890,396
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/25/37(a)(b)		1,810	1,810,465
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 5.87%, 04/25/37(a)(b)		390	388,147
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/20/37(a)(b)	USD	600	$ 600,539
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/20/37(a)(b)		480	480,908
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/20/37(a)(b)		1,230	1,230,822
Signal Peak CLO 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/21/38(a)(b)		1,050	1,050,522
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/20/38(a)(b)		2,070	2,069,784
Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.29%, 10/15/38(a)(b)		3,710	3,711,138
Silver Point CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.18%, 10/15/38(a)(b)		6,760	6,757,083
Silver Point CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.01%, 01/18/39(a)(b)		2,340	2,337,952
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/20/37(a)(b)		970	970,838
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.88%, 04/15/38(a)(b)		6,130	6,121,882
Silver Point SCF CLO V Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/20/38(a)(b)		3,420	3,426,871
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/21/37(a)(b)		1,546	1,546,425
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 4.82%, 01/20/38(a)(b)		1,950	1,944,638
Series 2019-14A, Class ER2, (3-mo. CME Term SOFR + 4.65%), 8.32%, 01/20/38(a)(b)		1,250	1,129,248
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, (3-mo. CME Term SOFR + 1.17%), 4.83%, 01/21/39(a)(b)		5,880	5,868,356
Sixth Street CLO XXII Ltd., Series 2023-22A, Class AR, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/21/38(a)(b)		4,094	4,083,872
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 4.25%, 12/15/38(b)		557	552,455
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 4.27%, 06/15/39(b)		459	450,286
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 4.14%, 12/15/39(b)		953	931,517
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 8.54%, 10/15/41(a)(b)		1,905	1,998,542
SMB Private Education Loan Trust
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		11	11,069
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 4.54%, 10/15/35(a)(b)		18	18,189
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 4.59%, 02/15/36(a)(b)		382	381,868
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)	USD	861	$ 845,872
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,100	1,850,987
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		398	359,546
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		271	245,426
Series 2021-B, Class A, 1.31%, 07/17/51(a)		1,231	1,164,042
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 4.59%, 01/15/53(a)(b)		859	852,835
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		775	710,531
Series 2021-C, Class B, 2.30%, 01/15/53(a)		338	330,450
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.12%, 03/15/56(a)(b)		4,315	4,351,388
Series 2024-A, Class B, 5.88%, 03/15/56(a)		2,415	2,451,785
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 4.77%, 06/17/52(a)(b)		1,994	1,990,425
SoFi Consumer Loan Program Trust
Series 2025-1, Class B, 5.12%, 02/27/34(a)		1,373	1,385,195
Series 2026-B, Class A, 4.40%, 02/25/36(a)		16,361	16,359,559
Series 2026-B, Class B, 4.90%, 02/25/36(a)		1,635	1,633,225
Series 2026-B, Class C, 5.20%, 02/25/36(a)		1,561	1,558,905
Series 2026-B, Class D, 5.56%, 02/25/36(a)		1,532	1,530,204
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(a)		43	575,629
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		1,447	1,455,338
Series 2024-1, Class R1, 0.00%, 02/12/31(a)		135	2,605,801
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		1,266	1,267,338
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		136	134,144
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)		144	139,447
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	96,625
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	204,140
Sound Point CLO IX Ltd., Series 2015-2A, Class BRRR, (3-mo. CME Term SOFR + 2.06%), 5.73%, 07/20/32(a)(b)		2,500	2,502,004
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 4.59%, 01/25/35(b)		82	71,197
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 4.81%, 11/25/35(b)		313	267,764
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.32%, 01/25/37(b)		448	468,057
SpringCastle America Funding LLC, Series 2020- AA, Class A, 1.97%, 09/25/37(a)		563	530,372
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(f)		1,000	—
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)		2,613	2,621,584
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 5.29%, 11/25/34(b)		49	57,915
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 4.39%, 01/25/37(a)(b)		1,348	1,115,744
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 4.84%, 05/25/37(a)(b)		1,645	1,372,499
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		3,561	3,591,860
582026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)	USD	5,682	$ 5,667,735
Switch ABS Issuer LLC, Series 2026-1A, Class A21, 5.61%, 03/27/56(a)		3,604	3,610,544
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/20/38(a)(b)		2,500	2,501,740
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 2.15%), 5.82%, 04/20/37(a)(b)		1,000	999,825
Series 2025-6A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.27%, 04/20/38(a)(b)		1,000	1,000,910
Series 2025-7A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.67%, 08/28/38(a)(b)		500	496,515
Symphony CLO 38 Ltd., Series 2023-38A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 07/24/38(a)(b)		2,510	2,510,655
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(a)(b)		730	730,260
Symphony CLO 43 Ltd., Series 2024-43A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 04/15/37(a)(b)		1,690	1,690,509
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/16/31(a)(b)		155	154,407
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/15/31(a)(b)		305	304,976
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/16/32(a)(b)		640	638,500
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 4.57%, 07/15/32(a)(b)		1,010	1,009,846
Symphony CLO XXIX Ltd., Series 2021-29A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/35(a)(b)		3,300	3,298,185
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)		7,703	7,584,654
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.93%, 10/13/32(a)(b)		582	581,642
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.48%, 07/15/30(a)(b)		1,000	999,527
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/20/38(a)(b)		1,200	1,199,983
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 4.81%, 06/25/36(b)		257	243,718
Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.00%), 4.67%, 04/20/34(a)(b)		2,830	2,824,607
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/15/34(a)(b)		4,500	4,501,133
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 5.43%, 01/15/34(a)(b)		320	320,295
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/25/37(a)(b)		250	250,105
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(a)(b)	USD	2,760	$ 2,762,900
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.79%, 05/25/58(a)(b)		488	496,360
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/20/37(a)(b)		1,190	1,190,375
Trestles CLO IV Ltd., Series 2021-4A, Class AR1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 10/30/38(a)(b)		2,060	2,059,448
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.13%, 01/15/39(a)(b)		4,970	4,968,661
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/25/37(a)(b)		1,910	1,911,086
Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/20/34(a)(b)		520	519,672
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/25/38(a)(b)		2,150	2,145,603
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/25/37(a)(b)		1,500	1,500,342
Trestles CLO VIII Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 06/11/35(a)(b)		2,340	2,339,445
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	3,227,253
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	2,082,585
Trimaran CAVU Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/23/37(a)(b)		1,880	1,881,702
Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.50%), 6.15%, 10/25/34(a)(b)		300	289,496
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 03/20/38(a)(b)		2,100	2,098,899
Series 2023-2A, Class CR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/20/39(a)(b)		500	500,073
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/25/38(a)(b)		830	830,508
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 4.89%, 01/20/35(a)(b)		2,110	2,108,156
Trinitas CLO XXIX Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.49%), 5.16%, 07/23/37(a)(b)		440	440,102
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/25/37(a)(b)		1,450	1,450,299
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/23/37(a)(b)		460	460,251
Trinitas CLO XXXII Ltd., Series 2025-32A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/23/38(a)(b)		1,250	1,250,478
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO XXXV Ltd., Series 2026-35A, Class D1, (3-mo. CME Term SOFR + 2.50%), 6.17%, 01/22/39(a)(b)	USD	680	$ 666,284
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 09/26/33(a)		4,002	4,000,771
U.S. Bank N.A., Series 2026-RVM1, Class B1, 4.96%, 12/25/46(a)		1,974	1,964,814
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(a)		2,622	2,607,048
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(a)		2,329	2,333,825
Series 2025-ST5, Class B, 5.25%, 09/15/32(a)		5,754	5,745,976
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)		1,748	1,748,470
Series 2025-ST7, Class A, 4.55%, 11/15/32(a)		2,095	2,095,518
Series 2025-ST7, Class B, 4.98%, 11/15/32(a)		2,229	2,227,912
Series 2025-ST8, Class C, 5.25%, 12/15/33(a)		9,433	9,385,577
Upland CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 5.58%, 04/20/31(a)(b)		1,331	1,328,952
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		6,981	6,952,285
VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, 03/15/56(a)		2,967	2,917,140
Venture 34 CLO Ltd., Series 2018-34A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/15/31(a)(b)		1,883	1,883,839
Venture XXVII CLO Ltd., Series 2017-27A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.53%, 07/20/30(a)(b)		1,878	1,870,705
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.80%, 07/20/32(a)(b)		1,022	1,022,374
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/32(a)(b)		290	289,822
Vista Point Securitization Trust
Series 2025-CES3, Class A1, 5.30%, 11/25/55(a)(c)		2,188	2,180,471
Series 2026-CES1, Class A1, 5.04%, 02/25/56(a)(c)		9,129	9,040,673
Series 2026-CES1, Class A2, 5.23%, 02/25/56(a)(c)		1,365	1,344,757
VOLT CVI LLC, Series 2021-NP12, Class A1, 6.73%, 12/26/51(a)(c)		5,521	5,523,944
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 04/25/31(a)(b)		96	96,374
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 5.08%, 10/18/31(a)(b)		74	74,307
Series 2015-3A, Class A3R4, (3-mo. CME Term SOFR + 1.45%), 5.12%, 10/20/31(a)(b)		500	500,098
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/20/31(a)(b)		9	8,689
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.93%, 07/15/31(a)(b)		37	36,778
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 07/20/32(a)(b)		2,308	2,308,499
Series 2020-2A, Class A1RR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/20/38(a)(b)		3,000	3,000,587
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/20/38(a)(b)		615	613,806
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/20/38(a)(b)		810	809,204
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/20/38(a)(b)	USD	1,260	$ 1,260,187
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)		500	500,052
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/38(a)(b)		1,235	1,237,773
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/20/38(a)(b)		450	450,270
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.25%, 10/21/38(a)(b)		960	960,234
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.10%, 08/25/36(b)		5,069	4,815,919
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.15%, 09/25/36(b)		194	48,533
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.10%, 10/25/36(b)		2,201	1,696,519
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 3.91%, 11/25/36(b)		195	60,703
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.13%, 11/25/36(b)		1,727	540,810
Series 2007-HE2, Class 2A2, (1-mo. CME Term SOFR + 0.55%), 4.23%, 02/25/37(b)		690	214,822
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.03%, 05/25/37(b)		93	83,784
Wellfleet CLO Ltd., Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 04/15/33(a)(b)		500	499,254
Wellington Management CLO 4 Ltd., Series 2025- 4A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/18/38(a)(b)		1,520	1,515,068
Wellington Management CLO 5 Ltd.
Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/18/38(a)(b)		1,360	1,360,119
Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.61%, 10/18/38(a)(b)		1,750	1,748,935
Whetstone Park CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.16%), 6.83%, 01/20/35(a)(b)		750	698,912
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(a)(b)		5,040	5,029,412
Whitebox CLO II Ltd., Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/24/37(a)(b)		7,661	7,665,886
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/35(a)(b)		2,104	2,104,537
Whitebox CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/20/38(a)(b)		1,000	999,647
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/20/37(a)(b)		3,110	3,111,186
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 9.42%, 10/20/37(a)(b)		250	250,275
602026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)	USD	4,744	$ 4,780,266
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.19%, 06/25/37(a)(b)		393	119,476
Total Asset-Backed Securities — 43.3% (Cost: $2,244,276,041)			2,208,033,667
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(f)(h)(i)(j)		500	—
0.00%(f)(h)(i)(j)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10%(a)(j)		58	75,931
Total Corporate Bonds — 0.0% (Cost: $69,447)			75,931
Floating Rate Loan Interests(b)(f)
Financial Services — 0.3%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.88%, 12/06/27		3,282	3,281,041
Macerich Crabtree LP, Initial Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/06/29		3,329	3,308,464
Promontoria Beech DAC, 1st Lien Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 05/17/27	EUR	1,319	1,524,289
Sirocco Lux SA, Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.03%, 10/20/29		5,520	6,380,734
			14,494,528
Transportation Infrastructure — 0.1%
One Frio Holdco BV
Term Loan, (1-day SONIA at 0.00% Floor + 3.15%), 6.88%, 08/15/30	GBP	857	1,133,887
Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.28%, 08/15/30	EUR	3,774	4,358,763
			5,492,650
Total Floating Rate Loan Interests — 0.4% (Cost: $19,635,269)			19,987,178
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 24.0%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)	USD	3,936	3,966,494
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		3,926	3,939,796
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		4,238	4,256,532
Series 2025-NQM2, Class A1, 5.79%, 06/25/70(a)(b)		5,165	5,194,346
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)(b)		5,493	5,442,527
Series 2026-NQM2, Class A1, 4.81%, 03/25/71(a)(b)		9,950	9,843,696
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)	USD	6,219	$ 6,235,036
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.01%, 05/25/36(b)		3,883	2,889,511
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.61%, 01/25/45(a)(b)		723	468,136
Series 2015-3, Class B5, 3.44%, 04/25/45(a)(b)		832	532,721
Series 2015-4, Class B5, 3.47%, 06/25/45(a)(b)		580	356,557
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		6	1,926
Series 2020-C, Class C, 0.00%, 09/27/60(a)		6	117
Series 2021-C, Class A, 6.12%, 01/25/61(a)(c)		1,421	1,422,149
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		890	890,025
Series 2021-C, Class C, 0.00%, 01/25/61(a)		2,003	2,117,531
Series 2021-D, Class A, 6.00%, 03/25/60(a)(c)		3,690	3,691,589
Series 2021-D, Class B, 7.00%, 03/25/60(a)(b)		1,736	1,741,016
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		2,323	2,869,768
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		9,074	7,938,849
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		1,770	1,346,506
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		1,068	743,965
Series 2021-E, Class B3, 3.82%, 12/25/60(a)(b)		630	339,008
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		698	496,783
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		1	496
Series 2021-F, Class A, 5.88%, 06/25/61(a)(c)		13,766	13,771,535
Series 2021-F, Class B, 6.75%, 06/25/61(a)(c)		4,761	4,733,737
Series 2021-F, Class C, 0.00%, 06/25/61(a)		6,772	6,741,263
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		478	446,276
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		255	236,679
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,548,073
Series 2022-A, Class C, 3.00%, 10/25/61(a)		900	1,176,593
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	257,307
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	1,046,096
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	66,109
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		376	350,073
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		322	297,929
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,470,251
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,871	1,503,674
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		242	222,146
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,199	1,067,719
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		8,017	7,631,877
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		515	473,537
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		292	261,320
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		1,717	1,323,277
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		1,455	1,035,951
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		884	777,524
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		9,766	9,364,709
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		789	714,597
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		421	371,511
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		3,820	2,065,190
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		368	322,602
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		2,284	1,881,201
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.00%, 10/25/46(b)		76	38,127
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 3.98%, 12/25/46(b)		3,792	3,318,397
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.56%, 02/25/47(b)		30	10,146
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. CME Term SOFR + 1.74%), 5.41%, 05/25/36(b)		15,106	1,192,986
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(b)	USD	405	$ 378,698
Series 2021-2, Class A1, 0.99%, 04/25/66(a)(b)		3,032	2,628,450
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(b)		200	142,965
Series 2022-2, Class A1, 4.05%, 01/25/67(a)(b)		205	196,340
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		5,978	5,943,894
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		839	837,734
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		1,795	1,796,722
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		2,204	2,215,300
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		4,289	4,309,783
Series 2025-5, Class A1, 5.57%, 04/25/70(a)(c)		10,111	10,153,477
Series 2025-8, Class A1, 5.41%, 07/25/70(a)(c)		3,115	3,120,781
Series 2026-2, Class A1LC, 4.80%, 02/25/71(a)(c)		2,593	2,558,895
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.96%, 07/31/57(a)(b)		2,221	813,525
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 4.59%, 05/25/46(b)		350	301,828
Series 2006-7, Class A4, 6.50%, 10/25/36(c)		2,195	541,491
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		76	65,023
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		6,830	2,356,100
Series 2015-R3, Class 1A2, 3.86%, 03/27/36(a)(b)		1,924	1,634,848
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		658	486,090
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)		4,025	4,026,476
Series 2021-NPL1, Class B, 7.63%, 11/25/51(a)(c)		1,126	1,127,485
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		2,185	3,146,253
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		2,604	2,584,049
Series 2022-RPL1, Class A, 7.25%, 02/25/28(a)(c)		4,941	4,943,519
Series 2022-RPL1, Class B, 7.25%, 02/25/28(a)(c)		1,254	1,254,269
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		2,078	758,547
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		9	8,282
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		8,754	8,822,107
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		1,394	1,406,555
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		842	849,607
Series 2023-NQM3, Class B1, 7.92%, 10/25/63(a)(b)		681	686,995
Series 2023-NQM3, Class B2, 7.92%, 10/25/63(a)(b)		573	576,995
Series 2023-NQM3, Class B3, 7.92%, 10/25/63(a)(b)		1,567	1,535,236
Series 2023-NQM3, Class M1, 7.92%, 10/25/63(a)(b)		1,135	1,146,065
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)	USD	0 (g)	$ 196
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		1,155	1,160,098
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		788	790,454
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		602	603,838
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		512	517,234
Series 2024-NQM1, Class B2, 8.63%, 01/25/64(a)(b)		469	473,932
Series 2024-NQM1, Class B3, 8.63%, 01/25/64(a)(b)		1,007	1,007,594
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		879	883,144
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		2	1,261
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		11,852	11,931,214
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		934	940,692
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		1,631	1,641,514
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,109	1,119,415
Series 2024-NQM3, Class B2, 8.00%, 06/25/64(a)(b)		1,016	1,016,569
Series 2024-NQM3, Class B3, 8.00%, 06/25/64(a)(b)		2,779	2,738,814
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		1,617	1,622,481
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		2	1,730
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		21,629	21,571,952
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		2,034	2,028,324
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		2,279	2,274,835
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,145	1,145,801
Series 2024-NQM4, Class B2, 7.54%, 12/26/64(a)(b)		873	870,026
Series 2024-NQM4, Class B3, 7.54%, 12/26/64(a)(b)		1,999	1,947,122
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		1,882	1,890,366
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		4	3,015
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		21,153	21,286,822
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		1,930	1,944,683
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		1,838	1,852,041
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)		1,321	1,321,397
Series 2025-NQM1, Class B2, 7.75%, 01/25/65(a)(b)		1,148	1,147,732
622026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM1, Class B3, 7.75%, 01/25/65(a)(b)	USD	2,546	$ 2,495,923
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)		2,125	2,140,329
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		4	3,899
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		20,880	21,128,327
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		1,653	1,671,903
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		3,248	3,284,818
Series 2025-NQM2, Class B1, 7.66%, 05/25/65(a)(b)		1,176	1,198,527
Series 2025-NQM2, Class B2, 7.66%, 05/25/65(a)(b)		467	462,760
Series 2025-NQM2, Class B3, 7.66%, 05/25/65(a)(b)		87	77,422
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		2,386	2,405,727
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		0 (g)	207
Series 2025-NQM3, Class A1, 5.64%, 05/25/65(a)(b)		2,748	2,759,349
Series 2025-NQM3, Class B1, 7.58%, 05/25/65(a)(b)		627	633,810
Series 2025-NQM4, Class PT2, 0.00%, 07/25/65(a)(b)		42,653	43,748,282
Series 2025-NQM5, Class PT2, 0.00%, 10/25/55(a)(b)		43,933	44,709,219
Series 2025-NQM7, Class PT2, 0.00%, 12/25/64(a)(b)		48,239	49,119,747
Series 2026-NQM2, Class A1, 4.70%, 12/25/65(a)(b)		9,936	9,802,999
Series 2026-NQM3, Class PT2, 4.92%, 01/25/66(a)(b)		37,455	37,971,880
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 4.84%, 07/26/36(a)(b)		922	944,683
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.06%, 05/28/36(a)(b)		138	134,838
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 4.57%, 09/25/35(b)		1,306	421,212
Series 2007-1, Class 21A1, 4.59%, 01/25/47(b)		2,624	1,257,335
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(c)		111	115,361
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 03/25/36(b)		1,797	446,647
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.07%, 08/25/36(b)		196	195,692
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.13%, 03/25/37(b)		153	141,154
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.00%, 06/25/37(b)		14	12,938
BRAVO Residential Funding Trust
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)(b)		1,427	1,227,622
Series 2021-NQM1, Class M1, 2.32%, 02/25/49(a)(b)		320	294,803
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 7.97%, 09/25/63(a)(b)	USD	1,500	$ 1,505,835
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		566	577,401
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		845	857,612
Series 2024-NQM6, Class B2, 8.01%, 08/01/64(a)(b)		250	252,587
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		5,156	5,182,928
Series 2025-NQM5, Class A1, 5.50%, 02/25/65(a)(b)		3,150	3,161,646
Series 2026-NQM2, Class A1LC, 4.77%, 11/25/65(a)(c)		2,240	2,218,276
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		3,330	3,350,742
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)		192	185,751
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		473	455,718
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		358	349,385
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,085	1,063,888
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		177	171,552
Chase Mortgage Finance Corp., Series 2016- SH1, Class M4, 3.73%, 04/25/45(a)(b)		386	349,372
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,678	950,817
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,039	3,495,969
CHNGE Mortgage Trust
Series 2022-1, Class A1, 4.01%, 01/25/67(a)(b)		1,816	1,748,839
Series 2022-2, Class A1, 4.76%, 03/25/67(a)(b)		5,892	5,782,180
CIM Trust
Series 2019-J2, Class B4, 3.76%, 10/25/49(a)(b)		806	652,468
Series 2023-I1, Class B1, 7.04%, 04/25/58(a)(b)		1,876	1,878,427
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		589	589,288
Series 2023-I2, Class B1, 6.76%, 12/25/67(a)(b)		2,140	2,129,474
Series 2025-NR1, Class A1, 5.00%, 06/25/64(a)(c)		11,127	11,041,679
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		337	294,147
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,410	1,339,025
Series 2008-2, Class 1A1, 6.50%, 06/25/38		222	190,480
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 3.87%, 03/25/37(b)		3,092	2,272,921
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.29%, 05/25/37(b)		912	873,254
Series 2009-12, Class 5A2, 4.17%, 07/25/37(a)(b)		5,110	2,054,334
Series 2014-C, Class B2, 4.25%, 02/25/54(a)(b)		317	307,598
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		803	787,230
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,245	1,113,506
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		752	668,833
COLT Mortgage Loan Trust
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)		1,723	1,564,064
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(b)	USD	1,471	$ 1,103,699
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	777,936
Series 2022-1, Class B2, 4.16%, 12/27/66(a)(b)		227	197,255
Series 2022-3, Class B1, 4.21%, 02/25/67(a)(b)		3,500	3,069,733
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		2,522	2,525,702
Series 2025-11, Class A1, 5.05%, 11/25/70(a)(b)		5,209	5,192,111
Series 2025-11, Class B1, 6.90%, 11/25/70(a)(b)		586	583,816
Series 2025-12, Class A1LC, 5.09%, 01/26/71(a)(c)		1,000	992,592
Series 2025-12, Class B1, 6.86%, 01/26/71(a)(b)		854	852,772
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)		3,188	3,197,076
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)		1,890	1,896,807
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)		684	685,931
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		63	49,641
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		539	425,690
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 06/25/35(b)		982	868,174
Series 2005-29CB, Class A6, 5.50%, 07/25/35		207	113,753
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 4.43%, 11/20/35(b)		334	301,171
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.14%, 11/25/35(b)		395	283,418
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.45%, 11/20/35(b)		780	749,516
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.86%, 02/25/36(b)		312	289,228
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.29%, 05/25/35(b)		901	796,166
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 5.82%, 07/25/35(b)		122	120,841
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		980	429,417
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,637	756,848
Series 2006-28CB, Class A14, 6.25%, 10/25/36		636	293,210
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36		2,176	1,246,915
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		172	60,009
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,235	1,764,057
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,846	1,288,630
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.17%, 09/25/46(b)		185	176,719
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.25%, 03/25/36(b)		545	526,251
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.25%, 11/25/36(b)		458	423,954
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.29%, 07/25/46(b)		2,423	2,252,117
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,119	473,231
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	73,608
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 4.70%, 03/25/47(b)	USD	108	$ 98,692
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 5.19%, 08/25/35(b)		2,109	1,295,962
Series 2006-17, Class A6, 6.00%, 12/25/36		196	84,550
Series 2007-1, Class A2, 6.00%, 03/25/37		204	82,867
Series 2007-14, Class A18, 6.00%, 09/25/37		5,878	2,752,286
Series 2007-15, Class 2A2, 6.50%, 09/25/37		621	205,484
Series 2007-16, Class A1, 6.50%, 10/25/37		4,250	1,694,648
Series 2007-9, Class A1, 5.75%, 07/25/37		727	319,029
Series 2007-9, Class A11, 5.75%, 07/25/37		397	174,349
Series 2007-HYB1, Class 3A1, 4.15%, 03/25/37(b)		1,076	932,959
Series 2007-J1, Class 2A1, 6.00%, 02/25/37		1,039	360,648
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,721	1,076,191
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	14,535
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		357	178,144
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,026	1,236,912
Series 2007-5, Class 1A11, 7.00%, 08/25/37(b)		1,851	836,517
Series 2014-10R, Class 5A2, 3.17%, 05/27/36(a)(b)		860	265,188
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.03%, 08/27/36(a)(b)		53	44,353
Series 2014-SAF1, Class B5, 3.85%, 03/25/44(a)(b)		1,573	1,195,292
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.71%, 03/27/36(a)(b)		1,058	898,230
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(b)		8,400	7,590,110
Series 2020-SPT1, Class PT, 6.43%, 04/25/65(a)(b)		292	292,338
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(b)		3,299	2,575,821
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		590	450,669
Series 2022-NQM1, Class A1, 3.27%, 11/25/66(a)(b)		4,051	3,666,992
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		2,291	2,267,539
Series 2022-NQM6, Class PT, 9.21%, 12/25/67(a)(b)		6,502	6,543,409
Cross Mortgage Trust
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		8,229	8,255,863
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		2,834	2,850,027
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)(b)		1,405	1,412,658
Series 2025-H10, Class B1, 7.13%, 01/25/71(a)(b)		496	488,966
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		8,824	8,831,964
642026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Cross Mortgage Trust
Series 2025-H4, Class A1, 5.60%, 06/25/70(a)(b)	USD	5,333	$ 5,356,262
Series 2025-H8, Class A1A, 5.00%, 11/25/70(a)(c)		4,510	4,488,733
Series 2026-NQM2, Class A1LC, 4.96%, 03/25/61(a)(c)		2,380	2,352,537
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		150	135,750
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(b)		1,620	1,512,558
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(b)		3,671	2,884,087
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		884	791,066
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(b)		1,349	1,270,883
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(b)		2,742	2,642,094
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		3,663	3,691,216
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)(b)		5,403	5,387,532
Series 2025-INV1, Class B1, 6.68%, 11/25/60(a)(b)		1,238	1,221,513
Series 2026-INV1, Class A1, 4.80%, 12/25/70(a)(b)		3,025	3,000,957
Series 2026-INV1, Class B1, 6.57%, 12/25/70(a)(b)		315	310,464
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		13	11,163
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(b)		982	470,728
Easy Street Mortgage Loan Trust, Series 2025- RTL2, Class A1, 5.61%, 10/25/40(a)(c)		2,063	2,065,176
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, 1.24%, 09/25/66(a)(b)		762	636,116
Series 2022-4, Class B2, 5.87%, 09/25/67(a)(b)		1,629	1,611,696
Series 2023-1, Class B1, 6.64%, 02/25/68(a)(b)		2,600	2,592,138
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		6,639	6,680,961
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		8,958	8,994,265
Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		8,064	8,081,408
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)		4,786	4,795,268
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(a)(b)		4,550	4,526,914
Series 2025-NQM6, Class A1A, 5.00%, 12/25/70(a)(c)		4,417	4,392,127
Series 2026-INV2, Class A1, 4.68%, 02/25/71(a)(b)		6,648	6,560,659
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(a)(b)		4,113	4,072,968
Series 2026-NQM1, Class A1LC, 4.96%, 02/25/71(a)(c)		582	577,891
Series 2026-NQM1, Class B1, 6.54%, 02/25/71(a)(b)		207	204,717
Series 2026-NQM3, Class A1, 5.03%, 03/25/71(a)(b)		2,500	2,482,016
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 4.72%, 02/25/36(b)		89	52,663
Series 2006-AA7, Class A1, 4.62%, 01/25/37(b)		2,258	1,741,520
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)	USD	1,077	$ 1,060,152
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(b)		2,533	2,388,934
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,151	865,219
Series 2021-NQM4, Class A1, 1.09%, 08/25/66(a)(b)		504	426,020
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		226	208,833
Series 2022-NQM2, Class M1, 4.19%, 02/25/67(a)(b)		1,044	869,837
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		3,270	3,083,384
Series 2025-NQM4, Class A1, 0.00%, 06/25/70(a)(c)		2,428	2,436,759
Series 2026-NQM1, Class A1A, 4.79%, 12/25/70(a)(c)		12,993	12,862,604
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 5.97%, 03/25/36(b)		13	11,949
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		178	166,539
Series 2020-PJ2, Class B4, 3.52%, 07/25/50(a)(b)		1,023	870,484
Series 2025-NQM6, Class A1, 5.02%, 02/25/66(a)(c)		5,698	5,677,379
Series 2025-NQM6, Class B1, 6.60%, 02/25/66(a)(b)		750	742,060
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		284	263,748
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(c)		1,819	1,813,210
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(c)		3,123	3,105,883
Series 2026-DSC1, Class A1, 4.73%, 05/25/66(a)(c)		3,706	3,661,712
Series 2026-NQM1, Class A1, 4.87%, 03/25/66(a)(b)		731	726,152
Series 2026-NQM2, Class ALCF, 5.00%, 11/25/61(a)(c)		198	194,991
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 4.19%, 06/25/34(a)(b)		2,285	2,059,842
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 4.14%, 03/25/35(a)(b)		40	37,660
Series 2005-RP3, Class 2A1, 4.38%, 09/25/35(a)(b)		2,105	1,833,979
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 01/25/36(a)(b)		34	27,196
Series 2006-RP2, Class 2A1, 4.59%, 04/25/36(a)(b)		1,807	1,504,101
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.88%, 04/26/37(a)(b)		3,520	2,003,117
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 5.47%, 04/25/36(b)		1,595	893,200
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
HarborView Mortgage Loan Trust
Series 2005-1, Class 1A, (1-mo. CME Term SOFR + 0.75%), 4.43%, 03/19/35(b)	USD	871	$ 416,779
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.19%, 05/19/37(b)		987	829,584
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		2,807	2,820,550
Series 2025-AFC4, Class A1A, 5.15%, 11/25/60(a)(c)		2,023	2,019,356
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		13,450	13,474,507
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)(b)		4,987	4,962,258
Series 2025-NQM5, Class B1, 6.79%, 09/25/70(a)(b)		1,164	1,154,209
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.13%, 11/25/36(b)		1,185	1,098,027
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 4.19%, 10/25/36(b)		159	145,726
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.13%, 01/25/37(b)		281	256,881
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.15%, 02/25/37(b)		304	295,308
Series 2007-AR19, Class 3A1, 3.83%, 09/25/37(b)		590	381,250
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 4.11%, 04/25/37(b)		3,613	3,232,377
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.27%, 08/25/37(b)		2,143	1,999,213
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(c)		3,170	2,840,796
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 5.57%, 07/25/35(b)		155	153,500
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(b)		3,439	2,995,358
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		305	243,889
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)		229	179,811
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		337	145,996
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		11,952	10,769,246
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		6,218	4,267,397
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,518	3,031,579
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		826	703,025
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		1,149	968,571
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		610	510,445
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		251	207,292
Series 2021-INV7, Class B6, 2.94%, 02/25/52(a)(b)		822	424,340
Series 2024-VIS1, Class B2, 8.05%, 07/25/64(a)(b)		1,000	1,002,437
Series 2024-VIS2, Class B1, 7.69%, 11/25/64(a)(b)		3,289	3,320,453
Series 2025-NQM2, Class A1, 5.57%, 09/25/65(a)(b)		5,357	5,378,467
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2025-NQM5, Class A1LC, 5.02%, 05/25/66(a)(c)	USD	1,580	$ 1,569,350
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66(a)(c)		1,867	1,850,880
Series 2026-VIS1, Class A1LC, 4.90%, 06/25/66(a)(c)		1,647	1,631,711
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.09%, 12/25/37(b)		17	17,220
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,694	1,139,696
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(b)		745	468,955
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(f)		1,896	1,458,337
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(f)		2,567	2,466,393
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.11%, 09/25/37(b)		486	238,767
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(b)		700	667,947
Series 2022-CHM1, Class A1, 4.88%, 09/25/56(a)(c)		4,590	4,509,514
Series 2022-NQM1, Class M1, 4.30%, 12/25/66(a)(b)		2,112	1,895,088
Series 2025-NQM3, Class A1, 5.26%, 08/25/70(a)(c)		4,727	4,721,393
Series 2026-NQM1, Class A1, 5.05%, 02/25/71(a)(b)		7,345	7,300,485
Mill City Mortgage Loan Trust, Series 2023- NQM1, Class A1, 6.05%, 10/25/67(a)(c)		3,320	3,308,883
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.92%, 08/25/36(c)		4,182	660,649
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.88%, 06/25/44(a)(b)		198	199,267
Series 2023-NQM1, Class B1, 7.34%, 09/25/68(a)(b)		100	100,309
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(b)		5,841	5,855,613
Series 2025-NQM3, Class A1, 5.53%, 05/25/70(a)(b)		11,419	11,449,648
Series 2026-NQM2, Class A1, 4.73%, 01/26/71(a)(b)		5,686	5,631,244
Series 2026-NQM3, Class A1LC, 5.28%, 03/25/71(a)(c)		1,750	1,749,989
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.12%, 04/16/36(a)(b)		95	93,660
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		790	774,167
Series 2024-NQM3, Class B1, 7.16%, 11/25/64(a)(b)		1,596	1,613,369
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)		2,229	2,230,955
Series 2025-NQM4, Class B1, 7.02%, 07/25/65(a)(b)		700	709,793
662026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)(b)	USD	3,784	$ 3,771,157
Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		6,908	6,890,998
Series 2025-NQM7, Class A1LC, 5.16%, 10/26/65(a)(c)		875	872,197
Series 2026-NQM1, Class A1, 4.82%, 11/25/65(a)(b)		970	961,230
Series 2026-NQM3, Class A1, 4.83%, 02/25/66(a)(b)		14,772	14,632,686
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		787	789,241
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		5,028	4,996,558
Series 2026-INV1, Class A1, 4.77%, 02/25/61(a)(b)		1,257	1,249,305
Series 2026-INV1, Class A1LC, 4.95%, 02/25/61(a)(c)		320	318,424
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		922	733,168
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(c)		269	257,754
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 4.63%, 06/25/37(b)		461	387,623
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2, 4.35%, 10/26/36(a)(b)		917	879,959
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		2,842	2,857,747
Preston Ridge Partners Mortgage Trust
Series 2022-NQM1, Class B1, 5.37%, 08/25/67(a)(b)		336	330,699
Series 2024-NQM1, Class B1, 7.39%, 12/25/68(a)(b)		2,067	2,078,891
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		7,777	7,817,725
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		2,636	2,658,889
Series 2025-NQM2, Class A1, 5.69%, 04/25/70(a)(c)		10,691	10,736,370
Series 2025-NQM3, Class A1, 0.00%, 05/25/70(a)(b)		4,971	4,988,603
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(a)(c)		4,461	4,448,755
Series 2025-NQM6, Class A1, 4.99%, 12/25/70(a)(b)		5,610	5,572,849
Series 2025-NQM6, Class A1LC, 5.12%, 12/25/70(a)(c)		258	257,372
Series 2025-NQM6, Class B1, 6.96%, 12/25/70(a)(b)		760	753,989
Series 2025-RCF2, Class A1, 4.00%, 10/25/64(a)(c)		2,461	2,401,676
Series 2026-NQM1, Class A1, 5.13%, 02/25/71(a)(b)		5,531	5,510,192
Series 2026-NQM1, Class A1LC, 5.22%, 02/25/71(a)(c)		1,500	1,481,797
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		929	823,000
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)	USD	349	$ 347,728
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		4,891	4,876,033
Series 2023-AFC1, Class B1, 7.26%, 02/25/58(a)(b)		4,666	4,646,838
Series 2026-AFC1, Class A1, 4.68%, 02/25/61(a)(b)		5,173	5,118,590
Radian Mortgage Capital Trust, Series 2024-J2, Class A8, 5.50%, 03/25/55(a)(b)		609	607,273
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 09/25/29(a)(c)		1,256	1,267,384
RALI Trust
Series 2005-QA10, Class A21, 4.60%, 09/25/35(b)		4,691	1,660,318
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 5.22%, 09/25/45(b)		581	502,879
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		3,603	3,175,665
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.15%, 12/25/36(b)		1,162	1,060,732
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 4.33%, 02/25/46(b)		1,627	562,155
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.11%, 01/25/37(b)		1,398	1,278,088
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.11%, 04/25/37(b)		4,021	3,983,288
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 3.94%, 02/25/47(b)		2,654	769,537
RCKT Mortgage Trust
Series 2020-1, Class B4, 3.47%, 02/25/50(a)(b)		850	762,891
Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		2,922	2,933,281
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 4.15%, 03/25/35(a)(b)		781	754,197
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.13%, 06/25/35(a)(b)		137	133,234
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.19%, 09/25/35(a)(b)		239	200,959
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		656	646,236
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		3,102	3,080,721
Series 2020-1, Class B2, 4.67%, 01/26/60(a)(b)		622	576,492
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.17%, 09/25/35(b)		1,668	914,724
Series 2006-SA2, Class 2A1, 5.49%, 08/25/36(b)		384	254,682
Series 2006-SA4, Class 2A1, 5.43%, 11/25/36(b)		183	155,140
Series 2007-SA4, Class 3A1, 5.73%, 10/25/37(b)		4,224	2,543,187
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,379	3,227,916
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		1,335	1,192,068
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		25	24,516
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)	USD	4,013	$ 4,008,284
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		2,935	2,951,996
Series 2025-NQM6, Class A1, 5.14%, 11/25/65(a)(b)		3,509	3,499,408
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(a)(b)		2,809	2,790,547
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		208	206,282
Sequoia Mortgage Trust, Series 2026-HYB1, Class A1A, 4.67%, 04/25/56(a)(b)		4,500	4,422,175
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%, 07/25/61(a)(b)		4,776	4,019,181
Series 2025-1, Class A1, 5.10%, 12/25/65(a)(b)		1,244	1,239,759
Series 2025-1, Class ALCF, 5.23%, 12/25/65(a)		1,780	1,777,249
Series 2026-1, Class A1, 4.78%, 01/25/66(a)(b)		7,835	7,761,177
Series 2026-2, Class A1, 5.25%, 04/25/66(a)(b)		6,394	6,388,221
Spruce Hill Mortgage Loan Trust
Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(b)		1,337	1,316,185
Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(c)		899	879,459
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(b)		2,820	2,628,311
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	239,848
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,542,765
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(b)		648	570,946
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.21%, 05/25/46(b)		24	17,313
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 4.14%, 06/25/35(a)(b)		552	472,106
Series 2005-RF5, Class 2A, 4.43%, 07/25/35(a)(b)		1,332	1,267,321
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,296	2,288,338
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,227	598,422
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.21%, 06/25/46(b)		958	394,599
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)		657	544,463
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		5,929	5,147,619
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		1,635	1,642,586
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(b)		3,000	2,506,530
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		169	141,225
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		462	357,219
Series 2021-8, Class A1, 2.82%, 11/25/66(a)(b)		1,612	1,475,517
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	3,079,966
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)	USD	265	$ 226,410
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,507	1,189,505
Series 2022-3, Class B1, 4.05%, 02/25/67(a)(b)		2,188	1,761,241
Series 2023-3, Class B1, 7.67%, 03/25/68(a)(b)		415	413,446
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		648	648,299
Series 2025-12, Class A1LC, 5.11%, 12/25/70(a)(c)		2,915	2,895,800
Series 2025-12, Class B1, 6.56%, 12/25/70(a)(b)		1,000	992,865
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)		3,176	3,186,434
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)		7,834	7,861,028
Series 2026-1, Class A1LC, 5.02%, 01/25/71(a)(c)		1,704	1,696,129
Series 2026-2, Class A1LC, 4.75%, 02/25/71(a)(c)		3,715	3,647,074
Series 2026-2, Class B1, 6.33%, 02/25/71(a)(b)		1,000	975,175
Series 2026-R1, Class A1, 4.83%, 10/25/67(a)(b)		2,564	2,541,145
Series 2026-R1, Class A1LC, 4.94%, 10/25/67(a)(c)		3,761	3,741,964
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		100	95,175
Series 2022-1, Class B1, 5.66%, 08/25/57(a)(b)		1,718	1,710,814
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		45	44,411
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		2,763	2,717,370
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		1,100	1,054,617
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		170	163,119
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		958	819,727
Series 2005-11, Class A7, 5.75%, 01/25/36		1,950	1,666,504
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 4.34%, 11/25/35(b)		312	235,482
Series 2005-9, Class 5A9, 5.50%, 11/25/35		128	105,499
Series 2006-4, Class 1A1, 6.00%, 04/25/36		119	112,188
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		78	68,253
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		3,753	1,459,632
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 4.29%, 02/25/36(b)		1,021	873,027
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 4.83%, 05/25/46(b)		2,492	2,237,357
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 4.85%, 06/25/46(b)		129	120,648
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.86%, 08/25/46(b)		2,089	1,970,782
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 4.11%, 02/25/37(b)		406	322,132
Series 2007-HY3, Class 4A1, 4.86%, 03/25/37(b)		16	14,767
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 4.57%, 12/25/46(b)		2,082	1,937,390
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.58%, 12/25/46(b)		123	103,028
682026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.11%, 04/25/47(b)	USD	496	$ 438,880
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.66%, 05/25/47(b)		1,884	1,623,262
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.61%, 06/25/47(b)		404	348,899
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.66%, 06/25/47(b)		1,403	1,193,185
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.41%, 06/25/37(b)		618	600,386
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 6.77%, 10/25/36(b)		550	530,190
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 6.81%, 07/25/59(a)(b)		3,445	3,599,763
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 7.36%, 07/25/59(a)(b)		4,925	5,224,472
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 4.00%, 11/20/44(a)(b)		923	696,351
			1,221,255,344
Commercial Mortgage-Backed Securities — 24.7%
1301 Trust
Series 2025-1301, Class A, 5.06%, 08/11/42(a)(b)		1,750	1,754,152
Series 2025-1301, Class E, 7.24%, 08/11/42(a)(b)		1,232	1,273,360
Series 2025-1301, Class F, 8.10%, 08/11/42(a)(b)		13,045	13,594,013
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 06/15/42(a)(b)		12,610	12,570,594
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.17%, 06/15/42(a)(b)		3,853	3,881,169
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,918,268
Series 2017-245P, Class C, 3.66%, 06/05/37(a)(b)		3,000	2,936,204
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		1,151	1,111,453
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.85%, 09/15/34(a)(b)		5,792	5,763,040
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.05%, 09/15/34(a)(b)		585	579,150
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.09%, 09/15/34(a)(b)		2,159	2,115,556
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.29%, 11/15/55(b)		600	612,569
A10 Issuer LLC, Series 2025-FL6, Class A, (1-mo. CME Term SOFR + 1.47%), 5.14%, 05/15/42(a)(b)		2,809	2,807,763
ACORE Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.45%), 5.13%, 08/20/43(a)(b)		4,250	4,238,137
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ACREC LLC, Series 2026-FL4, Class A, (1-mo. CME Term SOFR + 1.45%), 5.13%, 01/18/43(a)(b)	USD	3,750	$ 3,738,901
Acres PLC
Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.30%, 08/18/40(a)(b)		7,859	7,861,201
Series 2026-FL4, Class A, (1-mo. CME Term SOFR + 1.45%), 5.11%, 08/18/44(a)(b)		1,875	1,871,956
ALA Trust, Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 5.42%, 06/15/40(a)(b)		5,763	5,777,407
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 4.94%, 04/15/34(a)(b)		644	608,580
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(b)		1,847	1,803,274
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,504	1,346,942
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 5.60%, 01/20/41(a)(b)		4,810	4,813,297
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 5.03%, 01/20/43(a)(b)		4,854	4,838,081
Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 09/20/43(a)(b)		4,250	4,247,574
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.12%, 01/15/37(a)(b)		53	52,839
AREIT CRE Trust
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 5.92%, 06/17/39(a)(b)		808	807,485
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 5.79%, 08/17/41(a)(b)		505	504,961
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 05/17/41(a)(b)		2,587	2,585,879
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.07%, 12/17/29(a)(b)		1,400	1,396,337
Series 2025-CRE11, Class A, (1-mo. CME Term SOFR + 1.55%), 5.23%, 07/25/43(a)(b)		4,098	4,100,226
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 07/15/41(a)(b)		5,730	5,731,791
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 10/15/34(a)(b)		9,250	9,250,000
Series 2026-AZURE, Class E, (1-mo. CME Term SOFR + 3.25%), 6.90%, 03/15/38(a)(b)		1,000	1,000,000
Series 2026-GCP, Class A, (1-mo. CME Term SOFR + 1.25%), 4.92%, 02/15/43(a)(b)		499	496,817
Series 2026-GCP, Class D, (1-mo. CME Term SOFR + 2.35%), 6.02%, 02/15/43(a)(b)		1,250	1,243,750
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/39(a)		2,710	2,741,806
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 5.95%, 04/15/35(a)(b)		1,128	1,112,490
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.05%, 11/10/29(a)(b)		6,510	6,573,088
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class E, 8.60%, 11/10/29(a)(b)	USD	2,001	$ 2,055,227
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.32%, 08/15/42(a)(b)		2,336	2,337,836
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.17%, 08/15/42(a)(b)		4,960	4,911,390
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.42%, 08/15/42(a)(b)		930	921,115
BAHA Trust
Series 2024-MAR, Class A, 5.57%, 12/10/41(a)(b)		28,280	28,856,723
Series 2024-MAR, Class B, 6.39%, 12/10/41(a)(b)		894	921,169
Series 2024-MAR, Class C, 7.02%, 12/10/41(a)(b)		4,400	4,525,844
Series 2024-MAR, Class D, 8.31%, 12/10/41(a)(b)		1,391	1,450,112
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.02%, 08/15/39(a)(b)		820	820,114
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 5.52%, 02/15/42(a)(b)		8,471	8,433,147
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 8.92%, 02/15/42(a)(b)		3,454	3,443,414
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,834,223
Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		2,735	2,303,976
Barings Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.60%), 5.30%, 08/20/43(a)(b)		3,000	2,995,888
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. CME Term SOFR + 1.80%), 5.47%, 05/15/35(a)(b)		13,237	13,166,704
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.20%, 04/25/36(a)(b)		3,907	3,705,374
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.33%, 04/25/36(a)(b)		9	8,329
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.20%, 12/25/36(a)(b)		800	766,270
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 4.21%, 01/25/37(a)(b)		871	831,850
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.20%, 03/25/37(a)(b)		3,631	3,481,831
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.20%, 07/25/37(a)(b)		20	18,701
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 4.47%, 09/25/37(a)(b)		3,420	3,251,113
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.04%, 10/25/37(a)(b)		1,876	1,077,253
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.04%, 12/25/37(a)(b)		2,159	1,944,830
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		115	113,043
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		650	562,863
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.59%, 03/15/37(a)(b)		5,260	4,984,043
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 4.84%, 03/15/37(a)(b)	USD	781	$ 718,562
Series 2022-C17, Class A5, 4.44%, 09/15/55		96	93,767
Series 2023-5C23, Class D, 7.42%, 12/15/56(a)(b)		332	316,315
Series 2025-C35, Class AS, 5.84%, 07/15/58(b)		1,120	1,154,207
Series 2025-C35, Class D, 4.50%, 07/15/58(a)		1,236	963,118
Series 2025-C39, Class A5, 5.30%, 12/15/58		52	52,739
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		769	680,775
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.49%, 10/15/35(a)(b)		1,353	10,161
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 11/15/41(a)(b)		3,790	3,791,184
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.31%, 11/15/41(a)(b)		1,723	1,723,538
Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(b)		3,315	3,288,840
Series 2025-5MW, Class E, 7.91%, 10/10/42(a)(b)		1,024	1,042,573
Series 2025-5MW, Class F, 9.83%, 10/10/42(a)(b)		12,660	12,973,259
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 11/15/42(a)(b)		5,112	5,105,623
Series 2025-660F, Class D, (1-mo. CME Term SOFR + 2.75%), 6.42%, 11/15/42(a)(b)		414	412,965
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.22%, 06/15/42(a)(b)		8,457	8,430,020
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 5.52%, 08/15/42(a)(b)		11,756	11,763,552
BLP Commercial Mortgage Trust, Series 2024- IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 5.02%, 03/15/41(a)(b)		2,547	2,547,435
BMP
Series 2024-MF23, Class D, (1-mo. CME Term SOFR + 2.39%), 6.06%, 06/15/41(a)(b)		8,720	8,720,000
Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.06%, 06/15/41(a)(b)		1,719	1,712,554
BOCA Commercial Mortgage Trust, Series 2025- BOCA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 12/15/42(a)(b)		4,620	4,622,887
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 6.67%, 05/15/39(a)(b)		770	770,000
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		5,722	5,860,206
Series 2024-PARK, Class A, 4.87%, 11/05/39(a)(b)		1,420	1,435,001
Series 2024-PARK, Class D, 6.53%, 11/05/39(a)(b)		879	908,733
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		640	648,002
Series 2025-STAR, Class A, 4.62%, 11/05/42(a)(b)		3,090	3,063,696
BRCK Trust
Series 2025-830B, Class A, 4.48%, 12/10/42(a)(b)		2,826	2,797,958
702026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BRCK Trust
Series 2025-830B, Class E, 6.78%, 12/10/42(a)(b)	USD	3,591	$ 3,664,601
Series 2025-830B, Class F, 7.59%, 12/10/42(a)(b)		1,900	1,952,745
BRES Trust, Series 2025-ATCAP, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 11/15/42(a)(b)		2,058	2,053,173
BSPDF Issuer LLC
Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.20%, 12/15/42(a)(b)		1,212	1,210,582
Series 2026-FL3, Class A, (1-mo. CME Term SOFR + 1.45%), 5.10%, 09/18/43(a)(b)		3,800	3,788,573
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,025	984,934
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		1,250	1,142,724
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(b)		338	286,565
Series 2025-1535, Class A, 5.89%, 05/05/42(a)(b)		747	755,883
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)		2,204	2,053,728
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(b)		2,788	2,626,498
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	723,225
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(b)		1,522	1,405,413
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 10/15/41(a)(b)		3,031	3,033,851
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 08/15/41(a)(b)		6,716	6,722,289
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.56%, 10/15/41(a)(b)		6,200	6,184,500
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 7.61%, 10/15/41(a)(b)		702	697,613
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.32%, 12/15/39(a)(b)		1,066	1,065,626
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.21%, 05/15/34(a)(b)		6,307	6,306,970
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.31%, 05/15/41(a)(b)		7,137	7,136,600
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.11%, 02/15/39(a)(b)		615	615,266
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.41%, 02/15/39(a)(b)		1,931	1,926,694
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 02/15/39(a)(b)		4,435	4,439,712
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 6.81%, 02/15/39(a)(b)		2,382	2,387,520
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 7.86%, 02/15/39(a)(b)		1,415	1,411,889
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.06%, 03/15/41(a)(b)		2,282	2,284,544
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.05%, 08/15/42(a)(b)		3,520	3,519,779
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.22%, 08/15/42(a)(b)		924	921,478
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 5.57%, 08/15/42(a)(b)		352	351,251
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.17%, 08/15/42(a)(b)	USD	2,897	$ 2,904,137
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 11/15/42(a)(b)		4,592	4,593,272
Series 2025-JDI, Class E, (1-mo. CME Term SOFR + 3.40%), 7.07%, 11/15/42(a)(b)		2,472	2,471,211
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 04/15/40(a)(b)		18,993	18,996,199
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 03/15/45(a)(b)		9,019	8,975,344
Series 2026-XL6, Class E, (1-mo. CME Term SOFR + 3.00%), 6.67%, 03/15/43(a)(b)		2,790	2,772,613
BX Trust
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 1.16%), 4.84%, 02/15/36(a)(b)		1,700	1,698,661
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 1.16%), 4.84%, 02/15/36(a)(b)		594	593,527
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 4.95%, 01/15/39(a)(b)		302	301,938
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.11%, 04/15/41(a)(b)		3,230	3,231,578
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.36%, 04/15/41(a)(b)		1,390	1,389,406
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.36%, 04/15/41(a)(b)		2,113	2,103,001
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.21%, 06/15/37(a)(b)		9,566	9,559,983
Series 2024-PALM, Class B, (1-mo. CME Term SOFR + 1.79%), 5.46%, 06/15/37(a)(b)		697	695,764
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.16%, 06/15/41(a)(b)		3,623	3,600,356
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)		10,720	10,776,443
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		7,791	7,813,386
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 06/15/40(a)(b)		3,858	3,861,440
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 10/15/42(a)(b)		3,874	3,864,315
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 6.61%, 03/15/30(a)(b)		8,150	8,119,169
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 06/15/35(a)(b)		1,084	1,084,000
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 6.97%, 06/15/35(a)(b)		4,418	4,417,920
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 03/15/42(a)(b)		6,301	6,257,927
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 12/15/44(a)(b)		12,406	12,367,231
BXP Trust
Series 2017-GM, Class B, 3.43%, 06/13/39(a)(b)		265	259,675
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(b)		1,120	916,618
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 5.56%, 07/15/41(a)(b)		2,390	2,390,000
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49		1,916	1,910,065
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		336	318,116
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)	USD	6,956	$ 7,005,884
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class C, 4.72%, 05/10/58(b)		130	128,296
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,500	2,389,350
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		2,600	2,375,034
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		6,398	6,123,282
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10%, 12/13/40(a)(b)		5,895	5,855,191
Series 2025-110W, Class D, 6.63%, 12/13/40(a)(b)		2,491	2,436,155
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/37(a)(b)		4,785	4,782,009
Series 2025-SBAY, Class E, (1-mo. CME Term SOFR + 3.75%), 7.42%, 10/15/37(a)(b)		5,990	5,967,537
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		11	10,392
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,933,839
COAST Commercial Mortgage Trust, Series 2023- 2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.11%, 08/15/36(a)(b)		2,080	2,069,657
Commercial Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		630	631,759
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.51%, 06/15/41(a)(b)		5,270	5,251,871
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.26%, 06/15/41(a)(b)		2,007	2,000,096
Series 2025-167G, Class A, 5.50%, 08/10/40(a)		1,743	1,736,103
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)		1,355	1,348,642
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)		1,175	1,169,553
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)		1,647	1,636,855
CONE Trust, Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 7.56%, 08/15/41(a)(b)		2,330	2,308,664
Credit Suisse Mortgage Trust
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.15%, 10/15/37(a)(b)		1,134	1,029,105
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 4.94%, 11/15/38(a)(b)		1,020	1,006,612
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.29%, 11/15/38(a)(b)		649	642,716
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.11%, 02/15/27(a)(b)(f)		2,333	2,322,689
CRSNT Trust, Series 2026-MOON, Class A, (1- mo. CME Term SOFR + 1.40%), 5.07%, 02/15/31(a)(b)		7,270	7,238,194
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		1,929	1,985,795
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		2,717	2,709,791
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/42(a)(b)	USD	560	$ 550,548
Series 2025-GATE2, Class D, 5.63%, 11/10/42(a)(b)		2,040	2,005,701
Series 2026-GATE3, Class E, 6.34%, 02/10/43(a)(b)		1,942	1,918,201
DBC Mortgage Trust
Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 11/15/42(a)(b)		6,314	6,310,061
Series 2025-DBC, Class C, (1-mo. CME Term SOFR + 2.05%), 5.72%, 11/15/42(a)(b)		3,736	3,721,997
DBGS Mortgage Trust, Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 5.56%, 08/15/34(a)(b)		3,719	3,714,351
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		1,613	1,627,737
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 04/15/37(a)(b)		2,423	2,415,428
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)		1,110	1,114,430
Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(b)		2,932	2,899,189
DGWD Trust, Series 2025-INFL, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 08/15/35(a)(b)		3,395	3,397,671
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 03/15/34(a)(b)		2,860	2,859,106
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 7.67%, 03/15/34(a)(b)		8,186	8,195,886
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.27%, 08/15/37(a)(b)		4,496	4,496,000
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 6.57%, 08/15/37(a)(b)		1,332	1,332,000
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 4.80%, 08/10/42(a)(b)		3,053	3,081,176
Series 2025-151, Class D, 6.34%, 08/10/42(a)(b)		1,493	1,525,306
Dwight Issuer LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.66%), 5.34%, 06/18/42(a)(b)		4,725	4,720,752
ELM Trust
Series 2024-ELM, Class A10, 5.41%, 06/10/39(a)(b)		3,350	3,356,608
Series 2024-ELM, Class A15, 5.41%, 06/10/39(a)(b)		3,350	3,356,608
Series 2024-ELM, Class D10, 6.18%, 06/10/39(a)(b)		1,000	1,000,355
Series 2024-ELM, Class E10, 7.27%, 06/10/39(a)(b)		4,157	4,161,274
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)		28,646	28,969,567
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 4.76%, 10/10/41(a)(b)		363	365,150
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class A, (1-mo. CME Term SOFR + 1.45%), 5.12%, 12/15/39(a)(b)		12,511	12,506,803
722026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 7.92%, 12/15/39(a)(b)	USD	315	$ 315,984
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.32%, 12/15/39(a)(b)		1,693	1,706,790
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.10%, 02/25/51(a)(b)		2,150	2,115,301
Series 2018-W5FX, Class CFX, 3.42%, 04/25/28(a)(b)		4,100	3,854,430
FS Rialto Issuer Ltd.
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.31%, 10/19/39(a)(b)		4,618	4,619,976
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.06%, 08/19/42(a)(b)		1,240	1,237,337
Series 2026-FL11, Class A, (1-mo. CME Term SOFR + 1.45%), 5.12%, 01/19/44(a)(b)		2,214	2,206,867
FS Trust
Series 2026-HULA, Class A, (1-mo. CME Term SOFR + 1.45%), 5.13%, 03/15/41(a)(b)		4,000	3,998,749
Series 2026-ORL, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 02/15/41(a)(b)		2,670	2,664,994
Series 2026-ORL, Class E, (1-mo. CME Term SOFR + 3.25%), 6.92%, 02/15/41(a)(b)		1,772	1,769,103
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/43(a)(b)		1,575	1,555,877
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.22%, 03/15/39(a)(b)		369	368,885
Greystone CRE Notes LLC, Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.15%, 01/15/43(a)(b)		1,731	1,728,513
GS Mortgage Securities Trust
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,976,195
Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)		4,100	4,060,868
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,452,414
Series 2019-GSA1, Class C, 3.80%, 11/10/52(b)		2,530	2,279,992
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 5.76%, 03/15/28(a)(b)		5,707	5,723,051
Series 2024-RVR, Class E, 6.97%, 08/10/41(a)(b)		1,263	1,253,742
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.33%, 11/25/41(a)(b)		5,593	5,587,103
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.38%, 11/25/41(a)(b)		2,125	2,113,185
GS REFT Issuer Ltd., Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 04/19/43(a)(b)		1,250	1,248,051
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 07/15/40(a)(b)		1,691	1,689,348
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 05/15/41(a)(b)		4,793	4,793,000
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M5, 5.73%, 09/25/46(a)(b)		1,536	1,491,665
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(b)		669	657,276
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.52%, 10/15/41(a)(b)		2,222	2,222,246
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HIH Trust
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.31%, 10/15/41(a)(b)	USD	833	$ 833,342
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.21%, 05/15/37(a)(b)		3,695	3,692,691
Series 2024-ORL, Class C, (1-mo. CME Term SOFR + 2.44%), 6.11%, 05/15/37(a)(b)		1,426	1,425,109
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 6.86%, 05/15/37(a)(b)		4,173	4,170,392
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.31%, 06/15/41(a)(b)		2,096	2,096,000
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 4.94%, 10/15/36(a)(b)		2,762	2,732,357
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(a)(b)		1,380	1,390,671
Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		3,538	3,596,146
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		712	611,297
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.29%, 07/13/42(a)(b)		8,890	9,006,987
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.41%, 10/19/42(a)(b)		3,457	3,454,630
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 4.55%, 11/05/37(a)(b)		1,300	1,295,642
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 11/15/41(a)(b)		3,510	3,463,931
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.30%, 12/15/48(a)(b)		507	443,630
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	109,026
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		2,970	2,960,507
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(b)		2,073	2,054,958
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 4.93%, 06/15/35(a)(b)		726	471,814
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.46%, 04/15/37(a)(b)		2,865	2,793,332
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		2,061	1,594,183
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		7,170	7,185,025
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		5,319	5,310,065
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		6,096	6,080,733
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		5,223	5,211,833
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)		1,660	1,675,139
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.37%, 03/15/40(a)(b)		1,986	1,985,446
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JW Commercial Mortgage Trust
Series 2024-BERY, Class A, (1-mo. CME Term SOFR + 1.59%), 5.27%, 11/15/39(a)(b)	USD	1,700	$ 1,700,000
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.29%, 06/15/39(a)(b)		10,813	10,813,000
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 6.86%, 06/15/39(a)(b)		2,812	2,804,970
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.22%, 12/15/39(a)(b)		5,453	5,443,087
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		8,351	8,348,610
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,364	2,371,670
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 10/15/41(a)(b)		1,662	1,660,811
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.31%, 10/15/41(a)(b)		420	420,171
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1-mo. CME Term SOFR + 2.11%), 5.79%, 10/25/37(a)(b)		3,340	2,948,304
LEX Trust
Series 2026-450, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 03/15/43(a)(b)		1,459	1,452,617
Series 2026-450, Class E, (1-mo. CME Term SOFR + 3.70%), 7.37%, 03/15/43(a)(b)		3,475	3,441,254
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.22%, 01/17/37(a)(b)		667	666,811
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.06%, 08/17/42(a)(b)		1,340	1,337,494
Series 2025-CRE9, Class A, (1-mo. CME Term SOFR + 1.45%), 5.13%, 08/18/42(a)(b)		1,755	1,748,880
LQR Trust
Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 01/15/43(a)(b)		1,771	1,758,876
Series 2025-CALI, Class E, (1-mo. CME Term SOFR + 3.95%), 7.62%, 01/15/43(a)(b)		5,078	5,077,946
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.36%, 08/15/40(a)(b)		1,281	1,286,644
MAC Trust, Series 2025-801B, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/40(a)(b)		4,655	4,643,369
MAIN Trust
Series 2026-OLAS, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/41(a)(b)		11,200	11,199,941
Series 2026-OLAS, Class B, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/15/41(a)(b)		5,000	4,999,970
Series 2026-OLAS, Class C, (1-mo. CME Term SOFR + 2.45%), 6.12%, 01/15/41(a)(b)		1,060	1,059,993
Series 2026-OLAS, Class D, (1-mo. CME Term SOFR + 3.15%), 6.82%, 01/15/41(a)(b)		2,250	2,249,981
Series 2026-OLAS, Class E, (1-mo. CME Term SOFR + 4.25%), 7.92%, 01/15/41(a)(b)		1,600	1,599,981
Series 2026-OLAS, Class F, (1-mo. CME Term SOFR + 5.25%), 8.92%, 01/15/41(a)(b)		2,750	2,749,960
Series 2026-OLAS, Class G, (1-mo. CME Term SOFR + 7.25%), 10.92%, 01/15/41(a)(b)		1,000	999,978
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.47%, 12/15/41(a)(b)	USD	2,596	$ 2,596,214
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.43%, 02/15/37(a)(b)		191	190,710
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.33%, 02/15/37(a)(b)		1,378	1,362,685
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		2,250	2,266,025
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		1,904	1,909,744
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 03/19/39(a)(b)		1,010	1,009,984
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 05/18/42(a)(b)		4,467	4,469,742
Series 2026-FL21, Class A, (1-mo. CME Term SOFR + 1.35%), 5.03%, 02/18/41(a)(b)		3,922	3,907,417
MHC Commercial Mortgage Trust, Series 2021- MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 6.39%, 04/15/38(a)(b)		182	182,286
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 4.49%, 07/15/38(a)(b)		1,105	1,104,309
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 6.54%, 07/15/38(a)(b)		3,426	3,423,859
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 7.74%, 07/15/38(a)(b)		1,917	1,910,948
MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		3,089	3,287,344
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,030,425
MLTI Trust
Series 2026-SF75, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 03/15/31(a)(b)		1,220	1,213,900
Series 2026-SF75, Class E, (1-mo. CME Term SOFR + 3.25%), 6.92%, 03/15/31(a)(b)		1,707	1,697,334
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,053,871
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 10.87%, 11/15/34(a)(b)		939	924,915
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,346,891
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		2,184	1,665,685
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		470	387,514
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,803,771
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,555,505
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,537,577
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.24%, 12/15/38(a)(b)		400	373,000
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		2,062	2,033,633
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.08%, 03/15/39(a)(b)		910	909,431
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		4,961	4,942,906
Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)		11,343	11,404,749
Series 2025-MFS, Class F, 8.44%, 06/10/33(a)(b)		9,942	10,002,854
742026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(b)	USD	1,470	$ 1,523,388
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 5.07%, 10/15/40(a)(b)		2,809	2,806,368
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 5.93%, 02/10/47(a)(b)		697	714,902
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.42%, 10/15/40(a)(b)		7,269	7,271,272
Series 2025-28L, Class A, 4.67%, 11/05/38(a)(b)		2,181	2,171,781
Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)		1,590	1,596,648
Series 2025-77C, Class A, 4.79%, 01/10/36(a)(b)		10,530	10,445,699
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 5.66%, 08/15/29(a)(b)		441	441,354
Series 2024-3ELV, Class C, (1-mo. CME Term SOFR + 2.84%), 6.51%, 08/15/29(a)(b)		405	405,681
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.51%, 08/15/29(a)(b)		1,564	1,563,510
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,796,991
Series 2017-OT, Class D, 3.95%, 05/10/39(a)(b)		1,080	989,063
Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		498	442,349
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,783,206
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,127	1,037,413
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 4.74%, 01/15/36(a)(b)		977	940,310
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.04%, 01/15/36(a)(b)		872	821,860
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.29%, 01/15/36(a)(b)		1,338	1,254,375
ONNI Commerical Mortgage Trust, Series 2024- APT, Class A, 5.20%, 07/15/39(a)(b)		952	963,485
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 12/15/39(a)(b)		3,090	3,090,000
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, 5.34%, 08/10/42(a)(b)		2,087	2,120,547
Series 2025-P11, Class C, 6.51%, 08/10/42(a)(b)		1,522	1,578,821
PFP Ltd., Series 2026-13, Class A, (1-mo. CME Term SOFR + 1.50%), 5.18%, 08/18/43(a)(b)		1,637	1,636,991
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 5.56%, 06/15/39(a)(b)		1,754	1,747,971
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 7.14%, 07/15/38(a)(b)		900	246,353
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 8.14%, 07/15/38(a)(b)		1,967	369,068
PLYM Commercial Mortgage Trust, Series 2026- IND, Class D, (1-mo. CME Term SOFR + 2.15%), 5.82%, 03/15/43(a)(b)		2,138	2,116,713
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Preston Ridge Partners Mortgage Trust, Series 2026-CRE1, Class A, (1-mo. CME Term SOFR + 1.67%), 5.35%, 03/19/43(a)(b)	USD	1,000	$ 998,178
PRM5 Trust, Series 2025-PRM5, Class D, 5.25%, 03/10/33(a)(b)		1,300	1,289,179
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		2,386	2,425,350
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 5.82%, 03/15/35(a)(b)		413	412,484
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 6.62%, 03/15/35(a)(b)		3,142	3,145,483
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 4.92%, 08/15/42(a)(b)		3,056	3,050,270
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.42%, 08/15/42(a)(b)		249	247,187
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 04/15/41(a)(b)		8,372	8,371,994
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.11%, 04/15/42(a)(b)		1,651	1,654,663
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.22%, 11/15/34(a)(b)		263	262,604
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 7.86%, 11/15/34(a)(b)		2,105	2,099,192
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 8.86%, 11/15/34(a)(b)		304	302,715
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	968,276
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		3,391	2,882,089
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/41(a)(b)		6,747	6,738,566
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.27%, 10/15/41(a)(b)		1,282	1,278,802
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.12%, 10/15/41(a)(b)		206	205,741
SLG Trust
Series 2026-OMA, Class A, 04/15/41(a)(b)(e)		250	251,449
Series 2026-OMA, Class E, 04/15/41(a)(b)(e)		2,750	2,765,045
Series 2026-OMA, Class F, 04/15/41(a)(b)(e)		3,000	3,015,978
Series 2026-PAT, Class A, 4.45%, 02/15/39(a)(b)		6,293	6,241,304
SREIT Trust, Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 6.41%, 11/15/36(a)(b)		1,136	1,135,290
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 4.92%, 12/15/39(a)(b)		8,232	8,219,137
Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.41%, 12/15/39(a)(b)		387	386,516
THPT Mortgage Trust, Series 2023-THL, Class A, 7.00%, 12/10/34(a)(b)		1,050	1,057,019
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		1,340	1,392,556
UBS Commercial Mortgage Trust, Series 2017- C4, Class AS, 3.84%, 10/15/50(b)		765	742,425
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UNIV Trust
Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.32%, 11/15/42(a)(b)	USD	3,776	$ 3,762,736
Series 2025-APTS, Class B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 11/15/42(a)(b)		967	963,616
VEGAS Trust
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)		5,520	5,577,437
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		8,090	8,048,951
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(b)		1,449	1,257,033
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(b)		126	116,766
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		890	807,419
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		976	869,063
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		998	879,727
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(b)		399	333,922
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		1,796	1,675,636
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(b)		1,644	1,261,346
Series 2021-1, Class M6, 5.03%, 05/25/51(a)(b)		1,687	1,255,591
Series 2021-2, Class M7, 6.54%, 08/25/51(a)(b)		1,593	1,165,262
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(b)		2,163	1,826,593
Series 2021-3, Class M7, 6.54%, 10/25/51(a)(b)		2,160	1,527,078
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		5,502	4,966,828
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		931	759,138
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		4,578	3,835,629
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		913	914,513
Series 2022-4, Class M3, 7.52%, 08/25/52(a)(b)		750	752,749
Series 2023-1, Class M5, 9.64%, 01/25/53(a)(b)		1,720	1,633,641
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		395	395,106
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		2,455	2,482,101
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		278	281,796
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		276	283,294
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(b)		1,180	1,193,717
Series 2024-2, Class M4, 10.72%, 04/25/54(a)(b)		2,194	2,283,959
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(b)		1,333	1,348,592
Series 2024-5, Class A, 5.49%, 10/25/54(a)		1,090	1,084,641
Series 2024-5, Class M2, 5.96%, 10/25/54(a)		486	483,479
Series 2024-5, Class M3, 6.76%, 10/25/54(a)		859	854,013
Series 2024-5, Class M4, 9.47%, 10/25/54(a)		506	506,207
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		843	843,895
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		1,543	1,545,519
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		975	982,148
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		3,995	4,028,192
Series 2025-1, Class M4, 10.15%, 02/25/55(a)		3,995	4,024,418
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		2,210	2,226,711
Series 2025-5, Class M2, 6.31%, 12/25/55(a)(b)		846	844,108
Series 2025-5, Class M3, 6.70%, 12/25/55(a)(b)		1,000	985,902
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		2,111	2,102,572
Series 2025-P2, Class A, 5.46%, 10/25/55(a)(b)		7,170	7,105,420
Series 2025-P2, Class M1, 6.04%, 10/25/55(a)(b)		648	641,175
Series 2025-P2, Class M2, 6.56%, 10/25/55(a)(b)		723	715,810
Series 2025-P2, Class M3, 6.85%, 10/25/55(a)(b)		1,266	1,252,692
Series 2025-P2, Class M4, 9.45%, 10/25/55(a)(b)		753	744,621
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2025-P2, Class M5, 10.21%, 10/25/55(a)(b)	USD	274	$ 249,821
Series 2025-RTL1, Class A1, 6.80%, 03/25/30(a)(c)		16,000	16,115,485
Series 2026-1, Class A, 5.10%, 02/25/56(a)(b)		4,909	4,839,980
Series 2026-1, Class M3, 6.26%, 02/25/56(a)(b)		995	979,533
Series 2026-1, Class M4, 8.48%, 02/25/56(a)(b)		995	978,192
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42(a)(b)		1,530	1,521,518
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	961,275
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		1,190	1,121,460
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,705,562
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		354	289,546
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,959,399
Series 2019-C53, Class A3, 2.79%, 10/15/52		976	924,332
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 4.99%, 05/15/31(a)(b)		4,660	4,657,975
Series 2024-1CHI, Class A, 4.95%, 07/15/35(a)(b)		395	396,683
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		3,055	3,122,418
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		1,945	1,948,831
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		2,628	2,628,642
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		1,836	1,843,659
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 4.99%, 07/15/40(a)(b)		4,020	4,109,585
Series 2025-DC, Class E, 7.21%, 07/15/40(a)(b)		2,354	2,355,785
			1,261,766,087
Interest Only Collateralized Mortgage Obligations — 0.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		7,524	234,786
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		14,945	43,330
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		10,064	213,323
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		20,938	425,580
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		31,842	1,073,544
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		32,061	982,939
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		29,898	762,863
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		27,030	769,233
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		15,133	269,067
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		7,873	326,921
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,943	83,762
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		52,979	799,408
762026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(b)	USD	9,236	$ 1,519,197
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.44%, 02/25/38(a)(b)		9,043	1,912,430
			9,416,383
Interest Only Commercial Mortgage-Backed Securities — 0.2%
BANK
Series 2019-BN22, Class XA, 0.58%, 11/15/62(b)		37,801	694,373
Series 2019-BN22, Class XB, 0.14%, 11/15/62(b)		85,561	472,930
Series 2020-BN28, Class XB, 0.98%, 03/15/63(b)		29,820	1,184,317
BBCMS Mortgage Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35(a)(b)		12,500	26,354
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.02%, 08/15/52(b)		32,863	762,100
Series 2019-B9, Class XA, 1.00%, 03/15/52(b)		14,171	322,377
Series 2020-B17, Class XB, 0.52%, 03/15/53(b)		17,599	284,863
Series 2020-B19, Class XA, 1.66%, 09/15/53(b)		19,865	860,384
Series 2021-B23, Class XA, 1.25%, 02/15/54(b)		18,036	775,835
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(b)		7,990	312,047
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)		62,648	415,925
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.61%, 08/15/57(b)		34,915	578,761
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.53%, 06/15/52(b)		9,134	351,756
Series 2019-C17, Class XA, 1.31%, 09/15/52(b)		3,505	117,277
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		11,214	109,711
ELM Trust
Series 2024-ELM, Class XP10, 0.22%, 06/10/39(a)(b)		33,570	13,206
Series 2024-ELM, Class XP15, 1.46%, 06/10/39(a)(b)		30,405	79,567
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	22,257
Series 2017-C5, Class XB, 0.29%, 03/15/50(b)		30,000	127,839
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	22,820
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.87%, 03/10/50(a)(b)		7,582	29,937
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		11,446	68,416
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.06%, 12/15/47(a)(b)		220	2,463
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.12%, 06/15/50(a)(b)		8,625	192,275
Series 2019-L2, Class XA, 0.97%, 03/15/52(b)		10,147	240,709
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.92%, 12/15/56(b)	USD	33,165	$ 1,788,343
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(b)		28,100	73,046
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		91,391	284,545
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(b)		18,278	47,807
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.44%, 10/15/52(b)		5,125	209,280
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.53%, 04/15/50(b)		766	8
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(a)(b)		1,000	5,280
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		24,115	193,771
			10,670,579
Total Non-Agency Mortgage-Backed Securities — 49.1% (Cost: $2,549,483,428)			2,503,108,393
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac, Series 2024-P015, Class A1, 4.30%, 11/25/32(b)		1,377	1,361,922
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		792	713,566
Series 2023-119, Class AD, 2.25%, 04/16/65		1,342	1,073,054
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		773	694,446
Series 2025-126, Class AD, 5.00%, 05/16/65		1,698	1,693,686
Series 2025-128, Class AD, 5.00%, 10/16/56		3,908	3,923,689
Series 2025-129, Class AB, 4.75%, 09/16/54		1,242	1,234,788
Series 2025-130, Class AL, 4.75%, 08/16/56		1,243	1,234,974
Series 2025-88, Class AT, 5.00%, 06/16/58		3,744	3,750,321
			15,680,446
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K116, Class X1, 1.41%, 07/25/30(b)		23,210	1,135,165
Series KL05, Class X1P, 0.89%, 06/25/29(b)		12,845	332,465
Ginnie Mae
Series 2016-36, Class IO, 0.64%, 08/16/57(b)		2,338	62,368
Series 2017-24, Class IO, 0.73%, 12/16/56(b)		9,290	270,615
			1,800,613
Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		3,533	3,589,719
Total U.S. Government Sponsored Agency Securities — 0.4% (Cost: $21,254,141)			21,070,778
Total Long-Term Investments — 93.2% (Cost: $4,834,718,326)			4,752,275,947
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.8%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(k)	349,571,131	$ 349,571,131
Total Short-Term Securities — 6.8% (Cost: $349,571,131)		349,571,131
Total Investments Before TBA Sale Commitments — 100.0% (Cost: $5,184,289,457)		5,101,847,078

		Par (000)
TBA Sale Commitments(l)
Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities
2.00%, 04/01/56	USD	(4,579)	(3,687,168)
2.50%, 04/01/56		(22,139)	(18,610,597)
Total TBA Sale Commitments — (0.4)% (Proceeds: $(22,651,721))			(22,297,765)
Total Investments Net of TBA Sale Commitments — 99.6% (Cost: $5,161,637,736)			5,079,549,313
Other Assets Less Liabilities — 0.4%			18,391,303
Net Assets — 100.0%			$ 5,097,940,616

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Rounds to less than 1,000.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Perpetual security with no stated maturity date.
(k)	Annualized 7-day yield as of period end.
(l)	Represents or includes a TBA transaction.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,903,000	USD	4,484,248	Deutsche Bank AG	04/02/26	$27,492
USD	1,117,119	GBP	841,000	Deutsche Bank AG	06/17/26	4,234
						$31,726
USD	11,068,648	EUR	9,595,000	Barclays Bank PLC	06/17/26	(61,221)
USD	4,500,237	EUR	3,903,000	Deutsche Bank AG	06/17/26	(27,108)
						$(88,329)
						$(56,603)

782026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	106	$33,781	$3,091	$30,690
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	40	12,789	2,682	10,107
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	21	6,515	976	5,539
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
							$53,085	$6,749	$46,336
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	167	$(53,084)	$(17,164)	$(35,920)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	999	(273,427)	(72,125)	(201,302)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(136,714)	(43,501)	(93,213)
								$(463,225)	$(132,790)	$(330,435)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ 6,749	$ (132,790)	$ 46,336	$ (330,435)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 31,726	$ —	$ —	$ 31,726
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	53,085	—	—	—	—	53,085
	$ —	$ 53,085	$ —	$ 31,726	$ —	$ —	$ 84,811
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 88,329	$ —	$ —	$ 88,329
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	463,225	—	—	—	—	463,225
	$ —	$ 463,225	$ —	$ 88,329	$ —	$ —	$ 551,554
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (130,889)	$ —	$ —	$ (130,889)
Swaps	—	43,560	—	—	—	—	43,560
	$ —	$ 43,560	$ —	$ (130,889)	$ —	$ —	$ (87,329)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (147,502)	$ —	$ —	$ (147,502)
Swaps	—	(127,140)	—	—	—	—	(127,140)
	$ —	$ (127,140)	$ —	$ (147,502)	$ —	$ —	$ (274,642)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 11,596,594
Average amounts sold — in USD	1,121,062
Credit default swaps:
Average notional value — buy protection	189,142
Average notional value — sell protection	1,688,167

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 31,726	$ 88,329
Swaps — OTC(a)	53,085	463,225
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 84,811	$ 551,554
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$ 84,811	$ 551,554

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
802026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Citigroup Global Markets, Inc.	$ 33,781	$ —	$ —	$ —	$ 33,781
Deutsche Bank AG	31,726	(31,726)	—	—	—
Morgan Stanley & Co. International PLC	19,304	—	—	—	19,304
	$ 84,811	$ (31,726)	$ —	$ —	$ 53,085
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(e)
Barclays Bank PLC	$ 61,221	$ —	$ —	$ —	$ 61,221
Deutsche Bank AG	490,333	(31,726)	—	(458,607)	—
	$ 551,554	$ (31,726)	$ —	$ (458,607)	$ 61,221

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,174,588,114	$ 33,445,553	$ 2,208,033,667
Corporate Bonds	—	75,931	—	75,931
Floating Rate Loan Interests	—	—	19,987,178	19,987,178
Non-Agency Mortgage-Backed Securities	—	2,496,860,974	6,247,419	2,503,108,393
U.S. Government Sponsored Agency Securities	—	21,070,778	—	21,070,778
Short-Term Securities
Money Market Funds	349,571,131	—	—	349,571,131
Unfunded Floating Rate Loan Interests(a)	—	—	5,137	5,137
Liabilities
TBA Sale Commitments	—	(22,297,765)	—	(22,297,765)
Unfunded Floating Rate Loan Interests (a)	—	—	(22,807)	(22,807)
	$ 349,571,131	$ 4,670,298,032	$ 59,662,480	$ 5,079,531,643
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 46,336	$ —	$ 46,336
Foreign Currency Exchange Contracts	—	31,726	—	31,726
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Securitized Total Return Series
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (330,435)	$ —	$ (330,435)
Foreign Currency Exchange Contracts	—	(88,329)	—	(88,329)
	$ —	$ (340,702)	$ —	$ (340,702)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interest	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of March 31, 2025	$26,585,124	$— (a)	$9,514,138	$2,171,704	$—	$38,270,966
Transfers into Level 3(b)	—	—	3,281,041	—	—	3,281,041
Transfers out of Level 3(c)	(1,980,000)	—	—	—	—	(1,980,000)
Accrued discounts/premiums	(7,899)	—	11,486	77,484	—	81,071
Net realized gain (loss)	(24,104)	—	145,362	5,355	—	126,613
Net change in unrealized appreciation (depreciation)(d)(e)	353,736	5,764	399,320	(77,781)	5,137	686,176
Purchases	14,914,944	—	10,405,330	4,462,908	—	29,783,182
Sales	(6,396,248)	(5,764)	(3,769,499)	(392,251)	—	(10,563,762)
Closing Balance, as of March 31, 2026	$33,445,553	$— (a)	$19,987,178	$6,247,419	$5,137	$59,685,287
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(e)	$353,736	$5,764	$399,320	$(78,410)	$5,137	$685,547

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of March 31, 2025	$—
Transfers into Level 3(b)	—
Transfers out of Level 3(c)	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(d)(e)	(22,807)
Purchases	—
Sales	—
Closing Balance, as of March 31, 2026	$(22,807)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(e)	$(22,807)

(a)
Rounds to less than $1.
(b)
As of March 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(c)
As of March 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
822026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2023-IA, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 04/15/38(a)(b)	USD	265	$ 265,187
Affirm Asset Securitization Trust
Series 2025-X1, Class A, 5.08%, 04/15/30(a)		42	41,953
Series 2025-X2, Class A, 4.45%, 10/15/30(a)		213	212,985
Affirm Master Trust
Series 2025-3A, Class A, 4.45%, 10/16/34(a)		765	761,685
Series 2026-2A, Class A, 4.67%, 04/16/35(a)		500	499,289
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31		406	418,553
Series 2025-4, Class A, 4.30%, 07/15/30		1,901	1,909,376
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.23%, 04/28/37(a)(b)		865	865,421
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		83	83,066
Series 2024-B, Class A2, 5.54%, 04/15/33(a)		45	44,802
Series 2025-B, Class A2, 4.59%, 03/15/34(a)		1,051	1,053,459
AutoNation Finance Trust, Series 2025-1A, Class A3, 4.62%, 11/13/29(a)		55	55,244
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/29		1,383	1,397,306
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BR3, (3-mo. CME Term SOFR + 1.85%), 5.52%, 07/20/38(a)(b)		250	250,149
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/28		182	182,746
Series 2025-A, Class A3, 4.56%, 09/25/29		500	502,674
BofA Auto Trust, Series 2025-1A, Class A3, 4.35%, 11/20/29(a)		253	253,721
Canyon CLO Ltd., Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.27%, 10/15/34(a)(b)		250	249,768
Capital One Multi-Asset Execution Trust, Series 2019- A3, Class A3, 2.06%, 08/15/28		2,000	1,985,434
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		62	62,407
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,694,539
Series 2024-A2, Class A, 4.72%, 01/15/31		293	296,292
Series 2025-A1, Class A, 4.16%, 07/15/30		1,728	1,732,396
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		120	121,075
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		271	273,507
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 11/15/27		135	135,094
Series 2024-A, Class A3, 4.77%, 06/15/29		300	301,665
Series 2024-C, Class A3, 4.03%, 01/15/30		203	202,650
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 4.59%, 06/25/52(a)(b)		133	131,192
Series 2021-C, Class B, 2.72%, 07/26/55(a)		61	56,632
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 5.56%, 05/25/55(a)(b)		331	336,556
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.90%, 02/25/56(a)		252	249,904
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.68%, 07/22/27(a)		186	185,954
Series 2025-1, Class A3, 4.61%, 02/24/31(a)		337	338,610
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		42	39,072
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		361	352,404
Security		Par (000)	Value
Asset-Backed Securities (continued)
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%, 02/04/48(a)	USD	325	$ 335,404
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 5.27%, 07/18/37(a)(b)		425	424,401
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		162	162,654
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		180	180,928
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	50,675
Series 2024-3, Class A3, 4.98%, 08/21/28(a)		200	201,651
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		66	66,961
Series 2024-4, Class A3, 4.56%, 11/20/28(a)		182	183,014
Series 2025-2, Class A3, 4.41%, 06/20/29(a)		342	342,951
Flatiron CLO 23 LLC, Series 2023-1A, Class AR, (3- mo. CME Term SOFR + 1.24%), 4.91%, 04/17/36(a)(b)		250	249,845
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,394,330
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,675	1,712,374
Series 2023-A, Class A3, 4.65%, 02/15/28		52	52,372
Series 2024-1, Class A, 4.87%, 08/15/36(a)(c)		1,288	1,306,643
Series 2024-A, Class A3, 5.09%, 12/15/28		1,473	1,482,585
Series 2025-2, Class A, 4.37%, 02/15/38(a)(c)		1,870	1,865,220
Ford Credit Auto Owner Trust/Ford Credit, Series 2025-1, Class A, 4.86%, 08/15/37(a)(c)		715	727,501
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	900,447
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,246	1,247,529
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 4.92%, 05/15/28(a)(b)		1,785	1,787,039
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	558,954
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/49(a)		228	232,445
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		255	255,678
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1- mo. CME Term SOFR + 1.33%), 5.01%, 05/16/38(a)(b)		61	60,862
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A4, 3.25%, 04/17/28		385	384,781
Series 2022-3, Class A4, 3.71%, 12/16/27		623	622,349
Series 2023-4, Class A3, 5.78%, 08/16/28		366	369,239
Series 2024-4, Class A3, 4.40%, 08/16/29		1,103	1,105,585
Series 2025-3, Class A3, 4.18%, 08/16/30		1,245	1,248,987
Series 2025-4, Class A3, 3.84%, 02/18/31		1,198	1,190,863
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,904	1,969,629
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	289,274
Series 2024-2, Class A, 4.52%, 03/11/37(a)		824	830,835
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		44	35,604
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		81	70,037
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		36	30,622
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/27(a)		76	76,274
Series 2025-1, Class A3, 4.49%, 04/16/29(a)		180	180,734
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3- mo. CME Term SOFR + 1.65%), 5.32%, 07/24/38(a)(b)		400	399,696
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/28		519	523,385
Hyundai Auto Receivables Trust
Series 2023-A, Class A3, 4.58%, 04/15/27		23	22,860
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%, 04/17/28	USD	541	$ 543,812
Series 2024-A, Class A3, 4.99%, 02/15/29		791	795,452
Series 2024-B, Class A3, 4.84%, 03/15/29		1,338	1,345,834
Series 2024-C, Class A3, 4.41%, 05/15/29		1,622	1,627,815
Series 2025-A, Class A3, 4.32%, 10/15/29		366	366,856
Series 2025-C, Class A3, 3.88%, 04/15/30		479	476,494
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 03/15/28		205	205,720
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27(a)		152	152,712
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		113	113,671
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(a)		225	222,373
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27(a)		76	76,698
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		398	402,101
MMAF Equipment Finance LLC
Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	151,068
Series 2024-A, Class A4, 5.10%, 07/13/49(a)		745	759,813
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 07/15/55(a)		273	273,146
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 4.69%, 11/15/68(a)(b)		593	591,966
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		68	67,523
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		39	38,305
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		168	161,231
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		201	191,875
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		284	267,846
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		480	439,899
Series 2021-A, Class A, 0.84%, 05/15/69(a)		38	35,086
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		250	228,044
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		635	619,987
Navient Refinance Loan Trust, Series 2025-C, Class A, 4.80%, 10/15/55(a)		294	292,116
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 5.37%, 03/15/72(a)(b)		131	131,239
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/29(a)		390	390,332
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		299	284,581
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 4.53%, 04/20/62(a)(b)		226	225,137
Series 2025-1A, Class A1, (SOFR (30-day) + 0.75%), 4.41%, 10/25/33(a)(b)		516	515,865
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 4.77%, 03/15/57(a)(b)		337	335,704
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.02%, 05/17/55(a)(b)		661	664,103
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		471	471,814
OCP CLO Ltd., Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.35%, 10/18/37(a)(b)		260	260,143
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/18/37(a)(b)		420	420,123
Security		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)	USD	402	$ 395,362
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	153,043
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 5.43%, 01/17/31(a)(b)		67	67,239
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	478,498
PFS Financing Corp.
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	435,042
Series 2024-B, Class A, 4.95%, 02/15/29(a)		140	140,842
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	116,267
Series 2025-B, Class A, 4.85%, 02/15/30(a)		738	744,560
Series 2025-F, Class A, 4.40%, 08/15/30(a)		493	492,609
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/38(a)(b)		250	250,094
Point Broadband & Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55(a)		116	116,085
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/30(a)		1,890	1,893,114
Prodigy Finance DAC, Series 2021-1A, Class A, (1- mo. CME Term SOFR + 1.36%), 5.04%, 07/25/51(a)(b)		26	25,933
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		432	409,320
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		425	416,295
Series 2026-4A, Class A2, 5.70%, 03/05/56(a)		372	369,195
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(a)(b)		490	490,245
Regional Management Issuance Trust
Series 2024-1, Class A, 5.83%, 07/15/36(a)		103	104,426
Series 2024-2, Class A, 5.11%, 12/15/33(a)		100	100,384
RR 21 Ltd., Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/39(a)(b)		260	260,145
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 02/25/56(a)(c)		205	204,863
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02%, 09/15/28		64	64,195
SFS Auto Receivables Securitization Trust
Series 2025-1A, Class A3, 4.75%, 07/22/30(a)		450	452,918
Series 2025-2A, Class A3, 4.44%, 12/20/30(a)		656	657,930
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 4.33%, 06/25/43(b)		107	105,971
SMB Private Education Loan Trust
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 4.79%, 06/15/37(a)(b)		258	258,482
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 4.52%, 01/15/53(a)(b)		524	519,244
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 4.50%, 01/15/53(a)(b)		616	610,237
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		429	402,784
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		445	430,606
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 5.47%, 10/16/56(a)(b)		491	500,516
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		101	103,194
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.12%, 03/15/56(a)(b)		226	228,194
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		906	923,927
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		110	110,336
Series 2025-2, Class A, 4.82%, 06/25/34(a)		501	502,945
842026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%, 02/25/36(a)	USD	947	$ 946,917
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		57	57,478
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		62	62,404
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		101	97,696
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		155	145,596
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		264	263,337
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(a)(b)		645	645,230
Toyota Auto Loan Extended Note Trust, Series 2025- 1A, Class A, 4.65%, 05/25/38(a)		1,195	1,204,447
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4, 3.11%, 08/16/27		275	274,899
Series 2023-C, Class A3, 5.16%, 04/17/28		161	162,106
Trinitas CLO XIX Ltd., Series 2022-19A, Class A1R, (3-mo. CME Term SOFR + 1.11%), 4.78%, 10/20/33(a)(b)		308	308,031
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		148	147,623
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/55(a)		166	163,481
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/31(a)		266	269,801
Series 2024-8, Class A1A, 4.62%, 11/20/30		1,042	1,049,738
Westlake Automobile Receivables Trust, Series 2025- P1, Class A3, 4.58%, 06/15/29(a)		216	216,704
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29		1,902	1,917,438
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(a)(b)		410	409,139
Total Asset-Backed Securities — 20.1% (Cost: $79,577,983)			79,699,573
Corporate Bonds
Aerospace & Defense — 0.7%
Boeing Co. (The)
6.30%, 05/01/29		349	366,393
5.15%, 05/01/30		320	325,357
Honeywell Aerospace, Inc., 4.30%, 03/16/31(a)		440	435,241
L3Harris Technologies, Inc., 5.40%, 01/15/27		28	28,220
RTX Corp.
2.65%, 11/01/26		38	37,696
3.50%, 03/15/27		470	466,662
3.13%, 05/04/27		770	760,045
5.75%, 01/15/29		349	362,054
			2,781,668
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29		440	448,574
Automobiles — 0.1%
Stellantis NV, 3.38%, 11/19/28(d)	EUR	200	227,878
Banks — 7.4%
Bank of America Corp.
3.56%, 04/23/27	USD	914	913,521
6.20%, 11/10/28		474	486,937
3.42%, 12/20/28		152	149,321
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
4.98%, 01/24/29	USD	690	$ 695,376
4.62%, 05/09/29		766	769,330
5.82%, 09/15/29		166	171,244
3.97%, 02/07/30		457	450,712
5.16%, 01/24/31		469	477,935
4.46%, 02/06/32		452	446,343
2.69%, 04/22/32		244	221,117
Citibank N.A., 4.91%, 05/29/30		375	380,846
Citigroup, Inc.
3.20%, 10/21/26		530	527,080
4.64%, 05/07/28		1,771	1,773,930
5.17%, 02/13/30		941	955,506
4.54%, 09/19/30		525	523,178
4.95%, 05/07/31		1,225	1,232,940
4.50%, 09/11/31		652	644,589
Fifth Third Bancorp, 4.57%, 04/29/32		240	235,260
JPMorgan Chase & Co.
1.47%, 09/22/27		230	226,853
6.07%, 10/22/27		696	702,635
5.57%, 04/22/28		585	592,142
4.98%, 07/22/28		1,002	1,008,735
4.92%, 01/24/29		1,880	1,896,012
5.30%, 07/24/29		969	987,085
5.00%, 07/22/30		505	512,169
5.14%, 01/24/31		93	94,702
5.10%, 04/22/31		887	903,105
4.26%, 10/22/31		530	521,722
4.35%, 01/22/32		535	527,450
1.95%, 02/04/32		500	440,249
Morgan Stanley Bank N.A.
4.95%, 01/14/28		915	918,665
4.97%, 07/14/28		765	769,537
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28		275	274,048
4.73%, 07/18/31		925	922,135
PNC Bank N.A., 4.54%, 05/13/27		1,060	1,060,042
Truist Financial Corp.
6.05%, 06/08/27		351	351,884
5.44%, 01/24/30		94	96,215
Wells Fargo & Co.
5.71%, 04/22/28		165	167,128
3.58%, 05/22/28		440	435,842
4.81%, 07/25/28		95	95,394
4.97%, 04/23/29		334	336,896
5.57%, 07/25/29		480	491,027
4.08%, 09/15/29		1,050	1,038,449
4.18%, 01/23/30		345	341,943
5.15%, 04/23/31		429	436,330
Series W, 4.90%, 01/24/28		821	823,978
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,208,109
			29,235,646
Biotechnology — 0.4%
AbbVie, Inc.
4.80%, 03/15/29		304	308,884
3.20%, 11/21/29		143	137,862
4.13%, 03/15/31		245	241,445
Amgen, Inc.
2.60%, 08/19/26		346	343,962
4.05%, 08/18/29		482	477,487
			1,509,640
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Broadline Retail — 0.3%
Amazon.com, Inc., 4.00%, 03/13/29	USD	1,270	$ 1,263,580
Capital Markets — 4.2%
Deutsche Bank AG, 5.37%, 01/10/29		336	339,870
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		1,030	1,016,651
1.95%, 10/21/27		689	679,597
2.64%, 02/24/28		400	393,555
4.94%, 04/23/28		1,515	1,522,402
4.15%, 10/21/29		1,465	1,451,330
6.48%, 10/24/29		175	183,075
5.05%, 07/23/30		950	961,445
5.22%, 04/23/31		938	953,819
4.37%, 10/21/31		930	911,889
4.52%, 01/21/32		390	384,088
Morgan Stanley
3.95%, 04/23/27		720	715,733
2.48%, 01/21/28		1,719	1,692,057
4.99%, 04/12/29		935	943,572
4.24%, 01/09/30		320	316,771
5.17%, 01/16/30		330	334,641
5.66%, 04/18/30		417	428,977
5.04%, 07/19/30		1,092	1,104,632
4.65%, 10/18/30		375	374,845
5.19%, 04/17/31		225	228,351
4.49%, 01/16/32		490	481,762
4.71%, 03/12/32		410	407,239
Series I, 4.36%, 10/22/31		80	78,399
UBS Group AG
4.40%, 09/23/31(a)		235	230,708
4.59%, 08/10/32(a)		370	363,665
			16,499,073
Chemicals — 0.0%
LYB International Finance III LLC, 5.13%, 01/15/31		105	105,128
Consumer Finance — 1.1%
Ally Financial, Inc., 5.74%, 05/15/29		180	182,807
American Express Co., 4.46%, 02/10/32		330	326,583
Capital One Financial Corp.
1.88%, 11/02/27		488	479,936
6.31%, 06/08/29		343	354,667
4.49%, 09/11/31		320	314,197
Ford Motor Credit Co. LLC
5.80%, 03/05/27		255	256,406
4.95%, 05/28/27		215	214,935
7.35%, 11/04/27		470	485,062
4.97%, 04/06/29		235	232,101
5.88%, 11/07/29		400	404,996
General Motors Financial Co., Inc., 4.60%, 01/08/31		205	202,042
Synchrony Financial
5.02%, 07/29/29		160	159,843
5.94%, 08/02/30		115	116,845
5.45%, 03/06/31		720	719,404
			4,449,824
Diversified REITs — 3.1%
American Tower Corp.
3.65%, 03/15/27		531	527,143
3.55%, 07/15/27		516	510,476
5.80%, 11/15/28		361	372,285
5.20%, 02/15/29		164	166,780
5.00%, 01/31/30		229	231,669
4.90%, 03/15/30		708	714,393
Crown Castle, Inc., 1.05%, 07/15/26		559	553,641
Security		Par (000)	Value
Diversified REITs (continued)
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	USD	675	$ 660,683
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30		601	595,396
Equinix, Inc.
2.90%, 11/18/26		672	665,880
1.80%, 07/15/27		722	697,558
1.55%, 03/15/28		195	184,592
2.00%, 05/15/28		89	84,724
3.20%, 11/18/29		555	528,411
2.15%, 07/15/30		235	211,200
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29		610	615,291
VICI Properties LP
4.75%, 02/15/28		771	771,697
4.75%, 04/01/28		110	110,112
4.95%, 02/15/30		225	224,640
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		533	532,377
4.25%, 12/01/26(a)		775	772,882
5.75%, 02/01/27(a)		680	683,914
4.50%, 01/15/28(a)		874	868,835
3.88%, 02/15/29(a)		320	310,978
4.13%, 08/15/30(a)		590	565,013
			12,160,570
Diversified Telecommunication Services — 0.2%
AT&T Inc., 1.65%, 02/01/28		435	414,500
NTT Finance Corp.
4.37%, 07/27/27(a)		275	275,139
4.62%, 07/16/28(a)		245	245,931
			935,570
Electric Utilities — 2.7%
Constellation Energy Generation LLC, 4.40%, 01/15/31		430	424,394
Dominion Energy, Inc., 5.00%, 06/15/30		229	232,074
Duke Energy Carolinas LLC, 4.85%, 03/15/30		335	341,101
Duke Energy Corp.
4.85%, 01/05/29		600	607,354
3.40%, 06/15/29		110	106,510
Eversource Energy, 4.75%, 05/15/26		285	285,153
FirstEnergy Corp.
2.65%, 03/01/30		295	273,109
Series B, 3.90%, 07/15/27		230	228,127
Series B, 2.25%, 09/01/30		108	97,310
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(a)		270	269,061
FirstEnergy Transmission LLC, 4.55%, 01/15/30		141	140,779
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28		29	29,215
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		445	447,147
4.85%, 02/04/28		477	481,411
NRG Energy, Inc.
2.45%, 12/02/27(a)		243	234,073
4.73%, 10/15/30(a)		295	292,132
Ohio Edison Co., 4.95%, 12/15/29(a)		131	132,330
Pacific Gas & Electric Co.
2.10%, 08/01/27		159	154,097
5.55%, 05/15/29		947	969,493
4.55%, 07/01/30		927	914,435
2.50%, 02/01/31		480	430,178
862026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Public Service Enterprise Group, Inc., 4.90%, 03/15/30	USD	212	$ 214,104
Southern California Edison Co., 5.65%, 10/01/28		77	78,878
Southern Co. (The), 5.50%, 03/15/29		641	660,455
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		257	255,642
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		120	120,363
3.70%, 01/30/27(a)		265	262,575
4.30%, 10/15/28(a)		400	395,206
4.30%, 07/15/29(a)		460	452,064
4.60%, 10/15/30(a)		485	475,392
4.70%, 01/31/31(a)		560	550,984
			10,555,146
Electrical Equipment — 0.2%
Eaton Corp., 4.20%, 03/06/31		200	197,106
GE Vernova, Inc., 4.25%, 02/04/31		525	519,036
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 3.40%, 05/01/30		12	11,423
			727,565
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc., 4.20%, 02/01/29		320	316,118
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.35%, 06/15/31		500	493,444
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30		270	265,177
Glencore Funding LLC
4.00%, 03/27/27(a)		686	682,981
5.34%, 04/04/27(a)		216	217,726
4.91%, 04/01/28(a)		133	134,002
5.40%, 05/08/28(a)		254	257,884
6.13%, 10/06/28(a)		423	437,770
4.88%, 03/12/29(a)		185	186,212
5.37%, 04/04/29(a)		310	316,447
5.19%, 04/01/30(a)		720	729,984
			3,228,183
Gas Utilities — 0.1%
Spire, Inc., 4.60%, 09/01/31		325	321,145
Ground Transportation — 0.8%
Ryder System, Inc.
2.85%, 03/01/27		370	364,861
5.25%, 06/01/28		130	132,075
4.90%, 12/01/29		65	65,716
Uber Technologies, Inc.
4.50%, 08/15/29(a)		1,125	1,115,469
4.30%, 01/15/30		630	624,692
4.15%, 01/15/31		715	699,123
			3,001,936
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.00%, 03/15/31		350	344,455
Thermo Fisher Scientific, Inc., 4.22%, 02/12/31		125	123,687
			468,142
Health Care Providers & Services — 1.6%
Elevance Health, Inc., 5.15%, 06/15/29		316	321,908
HCA, Inc.
5.25%, 06/15/26		590	590,341
5.38%, 09/01/26		876	876,680
Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc.
5.00%, 03/01/28	USD	1,263	$ 1,275,386
5.63%, 09/01/28		235	239,663
4.13%, 06/15/29		1,351	1,332,323
5.25%, 03/01/30		500	510,237
3.50%, 09/01/30		591	561,238
4.30%, 11/15/30		310	304,880
Humana, Inc.
5.75%, 03/01/28		124	126,434
5.38%, 04/15/31		30	30,322
			6,169,412
Insurance — 0.0%
Progressive Corp. (The), 4.60%, 03/26/31		140	140,320
Interactive Media & Services — 0.3%
Alphabet, Inc., 3.70%, 02/15/29		870	862,523
Netflix, Inc.
5.88%, 11/15/28		215	223,678
4.88%, 06/15/30(a)		280	284,000
			1,370,201
IT Services — 0.7%
Dell International LLC/EMC Corp., 4.50%, 02/15/31		240	237,163
Fidelity National Information Services, Inc.
1.65%, 03/01/28		225	212,939
4.45%, 03/10/28		1,050	1,047,061
Foundry JV Holdco LLC, 5.50%, 01/25/31(a)		390	398,219
Gartner, Inc., 4.50%, 07/01/28(a)		715	702,942
Global Payments, Inc.
4.80%, 04/01/26		178	178,000
4.88%, 11/15/30		150	147,306
			2,923,630
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28		813	805,900
2.25%, 01/15/29		962	899,109
Discovery Global Holdings, Inc., 3.76%, 03/15/27		145	143,222
			1,848,231
Metals & Mining — 0.1%
Steel Dynamics, Inc., 4.00%, 12/15/28		390	385,762
Multi-Utilities — 0.2%
Consumers Energy Co.
4.60%, 05/30/29		129	129,896
4.50%, 01/15/31		270	270,331
Emera U.S. Finance LLC, 4.50%, 04/01/29		532	531,366
			931,593
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		341	342,760
3.70%, 11/15/29		600	582,931
Cheniere Energy Partners LP
4.50%, 10/01/29		2,178	2,168,473
4.00%, 03/01/31		620	595,153
Diamondback Energy, Inc.
3.50%, 12/01/29		493	475,699
5.15%, 01/30/30		480	489,772
Enbridge, Inc., 5.25%, 04/05/27		174	175,454
Energy Transfer LP
4.20%, 04/15/27		126	125,728
6.10%, 12/01/28		827	859,546
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.25%, 07/01/29	USD	365	$ 372,983
EOG Resources, Inc., 4.40%, 01/15/31		220	218,433
EQT Corp.
3.13%, 05/15/26(a)		111	110,777
3.90%, 10/01/27		202	199,538
4.50%, 01/15/29		249	248,418
5.00%, 01/15/29		188	189,118
7.00%, 02/01/30		433	463,256
7.50%, 06/01/30		1,220	1,328,554
4.75%, 01/15/31		580	576,946
Expand Energy Corp., 5.38%, 03/15/30		907	914,538
Sabine Pass Liquefaction LLC
5.00%, 03/15/27		101	101,189
4.20%, 03/15/28		748	744,894
4.50%, 05/15/30		404	401,067
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30		918	926,386
Viper Energy Partners LLC, 4.90%, 08/01/30		1,285	1,284,152
Williams Cos., Inc. (The), 3.75%, 06/15/27		95	94,281
			13,990,046
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)		545	539,491
Pharmaceuticals — 0.2%
Merck & Co., Inc., 4.15%, 03/15/31		230	227,429
Novartis Capital Corp., 4.40%, 03/18/31		225	224,952
Pfizer, Inc., 4.20%, 11/15/30		295	292,951
			745,332
Professional Services — 0.1%
Paychex, Inc., 5.10%, 04/15/30		555	559,975
Retail REITs — 0.0%
Realty Income Corp., 3.25%, 06/15/29		52	50,014
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Inc.
4.00%, 04/15/29(a)		551	545,535
5.05%, 07/12/29		807	823,685
4.35%, 02/15/30		140	139,504
4.60%, 07/15/30		140	140,696
4.20%, 10/15/30		126	124,536
4.15%, 11/15/30		415	408,523
4.30%, 01/15/31		190	188,367
2.45%, 02/15/31		430	390,521
Micron Technology, Inc., 5.30%, 01/15/31		430	450,088
			3,211,455
Software — 1.2%
AppLovin Corp., 5.13%, 12/01/29		2,118	2,130,289
Oracle Corp.
2.65%, 07/15/26		71	70,614
2.80%, 04/01/27		195	191,653
3.25%, 11/15/27		738	720,196
4.20%, 09/27/29		245	237,438
4.45%, 09/26/30		420	404,746
4.95%, 02/04/31		805	787,644
Salesforce, Inc., 4.90%, 09/15/31		410	409,419
			4,951,999
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.60%, 03/23/29		440	439,596
Security		Par (000)	Value
Tobacco — 1.7%
Altria Group, Inc.
4.88%, 02/04/28	USD	98	$ 98,810
6.20%, 11/01/28		399	416,153
4.80%, 02/14/29		689	694,572
4.50%, 08/06/30		368	366,410
BAT Capital Corp.
3.56%, 08/15/27		1,406	1,390,570
6.34%, 08/02/30		414	441,937
5.83%, 02/20/31		260	272,084
BAT International Finance PLC
4.45%, 03/16/28		277	277,111
5.93%, 02/02/29		555	575,748
Philip Morris International, Inc.
4.88%, 02/15/28		642	648,568
3.13%, 03/02/28		152	148,883
3.88%, 10/27/28		151	149,721
4.38%, 04/30/30		406	403,831
4.00%, 10/29/30		495	484,512
5.13%, 02/13/31		360	368,199
			6,737,109
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 2.90%, 11/15/26		60	59,401
T-Mobile U.S.A., Inc.
2.05%, 02/15/28		902	865,174
3.38%, 04/15/29		694	672,571
3.88%, 04/15/30		778	757,671
			2,354,817
Total Corporate Bonds — 34.2% (Cost: $135,715,830)			136,077,813
Foreign Agency Obligations
Indonesia — 0.1%
Freeport Indonesia PT, 4.76%, 04/14/27(d)		390	389,173
Total Foreign Agency Obligations — 0.1% (Cost: $390,463)			389,173
Foreign Government Obligations
Canada — 0.1%
OMERS Finance Trust, 4.38%, 03/20/30(a)		550	555,837
Morocco — 0.1%
Kingdom of Morocco, 2.38%, 12/15/27(a)		360	345,654
Oman — 0.1%
Sultanate of Oman, 6.75%, 10/28/27(a)		360	369,680
Romania — 0.1%
Romania, 3.00%, 02/27/27(d)		400	391,700
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 01/23/31		0 (e)	3
Total Foreign Government Obligations — 0.4% (Cost: $1,662,831)			1,662,874
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.7%
A&D Mortgage Trust, Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)(b)		182	180,288
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		307	307,415
882026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)	USD	368	$ 350,489
Series 2022-2, Class A1, 4.05%, 01/25/67(a)(b)		235	224,389
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(c)		123	123,068
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		187	188,290
Series 2025-7, Class A1, 5.51%, 06/25/70(a)(c)		704	706,208
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(c)		188	187,246
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		248	249,374
BRAVO Residential Funding Trust
Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(c)		260	260,861
Series 2024-NQM1, Class A1, 5.94%, 12/01/63(a)(c)		468	469,875
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		256	257,294
Series 2025-NQM3, Class A1, 5.57%, 03/25/65(a)(c)		113	114,028
Series 2025-NQM4, Class A1, 5.61%, 02/25/65(a)(c)		295	296,435
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1, 2.72%, 11/25/59(a)(c)		39	39,035
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		117	106,982
Series 2025-11, Class A11, (SOFR (30-day) + 1.30%), 4.96%, 02/25/56(a)(b)		493	491,836
Series 2025-3, Class A11, (SOFR (30-day) + 1.30%), 4.96%, 02/25/56(a)(b)		450	448,972
COLT Mortgage Loan Trust
Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		97	94,762
Series 2023-2, Class A1, 6.60%, 07/25/68(a)(c)		92	92,044
Series 2025-4, Class A1, 5.79%, 04/25/70(a)(c)		406	409,078
Credit Suisse Mortgage Trust
Series 2015-3, Class A9, 3.50%, 03/25/45(a)(b)		62	58,356
Series 2022-ATH1, Class A1A, 3.87%, 01/25/67(a)(b)		181	176,728
Cross Mortgage Trust
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		266	266,574
Series 2025-H3, Class A1, 5.88%, 04/25/70(a)(b)		558	563,109
Series 2026-NQM4, Class A1, 5.49%, 04/25/71(a)(b)		607	607,556
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 4.64%, 03/25/50(a)(b)		344	333,002
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		555	544,711
GCAT Trust
Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		149	138,527
Series 2025-NQM6, Class A1, 4.94%, 10/25/70(a)(b)		204	202,381
GS Mortgage-Backed Securities Trust
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(c)		227	226,705
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(c)		162	160,693
Series 2025-PJ10, Class A27, (SOFR (30-day) + 1.35%), 5.01%, 04/25/56(a)(b)		326	325,999
Series 2026-R1, Class A1, 5.53%, 04/25/63(a)(c)		590	589,993
HOMES Trust
Series 2023-NQM2, Class A1, 6.46%, 02/25/68(a)(c)		531	529,813
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		380	381,937
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		357	357,586
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		48	47,991
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		296	288,005
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		53	53,239
Series 2025-NQM3, Class A1, 5.50%, 11/25/65(a)(b)		214	215,198
Series 2025-NQM4, Class A1, 4.95%, 03/25/66(a)(b)		631	628,059
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class A9, 3.50%, 03/25/48(a)(b)		648	593,691
Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		372	322,308
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)	USD	192	$ 173,778
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(c)		118	118,342
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(c)		270	270,296
Series 2025-NQM1, Class A1, 5.44%, 03/25/70(a)(c)		445	446,593
Series 2025-NQM2, Class A1, 5.68%, 05/27/70(a)(c)		297	298,006
Mill City Mortgage Loan Trust
Series 2017-1, Class M2, 3.25%, 11/25/58(a)(b)		59	58,578
Series 2023-NQM2, Class A1, 6.24%, 12/25/67(a)(c)		347	346,278
Mill City Mortgage Trust, Series 2015-2, Class M3, 3.68%, 09/25/57(a)(b)		180	179,275
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM5, Class A1, 5.65%, 10/25/69(a)(b)		526	528,513
Series 2025-DSC1, Class A1, 5.56%, 03/25/70(a)(c)		352	352,980
Series 2025-NQM4, Class A1, 5.59%, 06/25/70(a)(c)		480	481,958
New Residential Mortgage Loan Trust, Series 2020- 1A, Class A1B, 3.50%, 10/25/59(a)(b)		228	213,608
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 4.69%, 01/25/60(a)(b)		360	359,089
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		163	141,564
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(c)		287	287,447
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		130	130,714
Series 2025-NQM4, Class A1, 5.40%, 02/25/55(a)(c)		254	254,882
Series 2025-NQM6, Class A1, 5.60%, 03/25/65(a)(c)		216	217,054
Preston Ridge Partners Mortgage Trust
Series 2023-NQM2, Class A1, 6.25%, 08/25/68(a)(c)		91	91,245
Series 2023-NQM3, Class A1, 6.22%, 11/25/68(a)(c)		292	293,615
Series 2024-NQM2, Class A1, 6.33%, 06/25/69(a)(c)		73	73,627
Series 2024-RCF1, Class A1, 4.00%, 01/25/54(a)(c)		73	72,312
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		203	204,031
Series 2026-NQM1, Class A1, 5.13%, 02/25/71(a)(b)		390	388,514
PRET Trust, Series 2025-RPL2, Class A1, 4.00%, 08/25/64(a)(c)		91	87,985
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		264	234,239
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(c)		818	819,456
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		376	326,215
Residential Mortgage Loan Trust, Series 2019-3, Class M1, 3.26%, 09/25/59(a)(b)		159	157,741
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		289	290,612
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(a)(b)		220	218,433
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, 4.44%, 11/25/63(a)(b)		329	328,104
Series 2025-10, Class A26F, (SOFR (30-day) + 1.25%), 4.91%, 11/25/55(a)(b)		502	503,798
Series 2025-9, Class A26F, (SOFR (30-day) + 1.30%), 4.96%, 10/25/55(a)(b)		1,087	1,089,388
SG Residential Mortgage Trust, Series 2026-2, Class A1, 5.25%, 04/25/66(a)(b)		170	169,843
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		51	50,650
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.53%, 10/25/53(a)(b)		110	109,319
Series 2016-2, Class M1, 3.00%, 08/25/55(a)(b)		113	111,603
Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		203	199,348
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		32	31,754
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		178	176,199
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		93	92,349
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2022-1, Class A1, 3.72%, 01/25/67(a)(c)	USD	117	$ 110,694
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(c)		194	186,244
Series 2022-3, Class A1, 5.13%, 02/25/67(a)(c)		286	272,959
Series 2023-3, Class A1, 5.93%, 03/25/68(a)(c)		466	465,006
Series 2025-3, Class A1, 5.62%, 05/25/70(a)(c)		547	550,610
Series 2025-9, Class A1, 4.94%, 10/27/70(a)(b)		280	278,532
Series 2026-1, Class A1, 4.86%, 01/25/71(a)(b)		364	361,712
			26,415,222
Commercial Mortgage-Backed Securities — 7.8%
1345 Trust, Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 06/15/42(a)(b)		260	259,188
ALA Trust
Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 5.42%, 06/15/40(a)(b)		299	299,747
Series 2025-OANA, Class B, (1-mo. CME Term SOFR + 1.84%), 5.52%, 06/15/40(a)(b)		211	211,528
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 4.94%, 04/15/34(a)(b)		420	396,900
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		412	397,885
ARES Commercial Mortgage Trust
Series 2026-AZURE, Class B, (1-mo. CME Term SOFR + 1.60%), 5.25%, 03/15/38(a)(b)		150	150,000
Series 2026-AZURE, Class C, (1-mo. CME Term SOFR + 1.90%), 5.55%, 03/15/38(a)(b)		100	100,000
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 04/15/42(a)(b)		300	300,000
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		975	993,435
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		195	202,435
Series 2024-5YR8, Class A3, 5.88%, 08/15/57		220	228,106
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52		166	162,894
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1- mo. CME Term SOFR + 1.80%), 5.47%, 05/15/35(a)(b)		386	383,950
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.59%, 03/15/37(a)(b)		200	189,507
Series 2024-5C31, Class A3, 5.61%, 12/15/57		390	402,228
Series 2025-5C33, Class A4, 5.84%, 03/15/58		250	259,872
Benchmark Mortgage Trust
Series 2022-B34, Class AM, 3.82%, 04/15/55(b)		265	233,009
Series 2024-V12, Class A3, 5.74%, 12/15/57		1,100	1,135,319
Series 2025-V18, Class B, 5.95%, 10/15/58		270	273,734
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 11/15/41(a)(b)		100	100,031
Series 2024-UNIV, Class B, (1-mo. CME Term SOFR + 1.84%), 5.52%, 11/15/41(a)(b)		70	70,022
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 07/15/39(a)(b)		278	278,099
Series 2025-5MW, Class B, 5.16%, 10/10/42(a)(b)		378	377,123
Series 2025-660F, Class B, (1-mo. CME Term SOFR + 1.80%), 5.47%, 11/15/42(a)(b)		305	304,237
Series 2025-EWEST, Class B, (1-mo. CME Term SOFR + 1.90%), 5.57%, 06/15/42(a)(b)		260	259,173
Series 2025-FPM, Class A, 4.68%, 10/10/40(a)(b)		161	161,559
Series 2025-FPM, Class B, 5.22%, 10/10/40(a)(b)		190	191,019
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust
Series 2024-5C6, Class A3, 5.32%, 09/15/57	USD	330	$ 335,835
Series 2025-5C9, Class AS, 6.17%, 04/15/58(b)		155	160,390
Series 2025-C11, Class A5, 5.69%, 02/15/58		216	224,891
Series 2025-C11, Class ASB, 5.68%, 02/15/58		185	193,372
BPR Trust, Series 2025-STAR, Class B, 5.02%, 11/05/42(a)(b)		200	198,710
BSTN Commercial Mortgage Trust
Series 2025-1C, Class A, 5.01%, 06/15/44(a)(b)		197	200,345
Series 2025-HUB, Class A, 4.57%, 04/13/41(a)(b)		150	149,807
BX Commercial Mortgage Trust
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 08/15/41(a)(b)		390	390,629
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 5.81%, 08/15/41(a)(b)		286	286,461
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.56%, 10/15/41(a)(b)		201	200,606
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 5.36%, 02/15/39(a)(b)		124	123,925
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 03/15/45(a)(b)		435	432,894
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 5.16%, 04/15/37(a)(b)		371	371,073
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.32%, 02/15/41(a)(b)		626	624,430
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.11%, 04/15/41(a)(b)		94	94,214
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.16%, 06/15/41(a)(b)		380	377,625
Series 2025-ARIA, Class C, 5.52%, 12/13/42(a)(b)		425	423,419
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		500	501,437
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 10/15/42(a)(b)		257	256,358
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 4.82%, 03/15/30(a)(b)		501	498,193
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 06/15/35(a)(b)		185	185,000
CALI Mortgage Trust, Series 2024-SUN, Class A, (1- mo. CME Term SOFR + 1.89%), 5.56%, 07/15/41(a)(b)		260	260,000
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	510,801
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	517,023
Series 2017-CD5, Class AAB, 3.22%, 08/15/50		191	189,813
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	814,600
Citigroup Commercial Mortgage Trust, Series 2018- B2, Class A4, 4.01%, 03/10/51		535	529,480
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.31%, 08/15/41(a)(b)		190	188,634
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	947,179
CSTL Commercial Mortgage Trust, Series 2026- GATE3, Class B, 4.94%, 02/10/43(a)(b)		123	121,177
DBC Mortgage Trust, Series 2025-DBC, Class A, (1- mo. CME Term SOFR + 1.35%), 5.02%, 11/15/42(a)(b)		385	384,760
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.27%, 08/15/37(a)(b)		96	96,000
ELM Trust
Series 2024-ELM, Class A10, 5.41%, 06/10/39(a)(b)		730	731,440
902026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ELM Trust
Series 2024-ELM, Class A15, 5.41%, 06/10/39(a)(b)	USD	730	$ 731,440
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)		638	645,458
Extended Stay America Trust
Series 2025-ESH, Class B, (1-mo. CME Term SOFR + 1.60%), 5.27%, 10/15/42(a)(b)		295	295,369
Series 2026-ESH2, Class A, (1-mo. CME Term SOFR + 1.20%), 4.87%, 02/15/43(a)(b)		357	356,644
FS Rialto Issuer Ltd., Series 2026-FL11, Class A, (1- mo. CME Term SOFR + 1.45%), 5.12%, 01/19/44(a)(b)		385	383,760
GS Mortgage Securities Trust
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 6.46%, 03/15/28(a)(b)		415	416,297
Series 2024-RVR, Class A, 4.85%, 08/10/41(a)(b)		120	120,706
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		110	112,417
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/40(a)(b)		280	286,515
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.41%, 10/19/42(a)(b)		465	464,681
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.55%, 11/05/37(a)(b)		100	99,665
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 03/15/42(a)(b)		299	298,252
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 11/15/41(a)(b)		160	157,900
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		299	295,371
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 5.29%, 09/15/29(a)(b)		93	90,290
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		100	77,350
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		270	270,566
LBA Trust, Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 10/15/41(a)(b)		234	234,217
LEX Trust, Series 2026-450, Class D, (1-mo. CME Term SOFR + 2.35%), 6.02%, 03/15/43(a)(b)		239	236,832
MCR Mortgage Trust, Series 2024-HF1, Class A, (1- mo. CME Term SOFR + 1.79%), 5.47%, 12/15/41(a)(b)		90	90,240
MF1 LLC, Series 2026-FL21, Class A, (1-mo. CME Term SOFR + 1.35%), 5.03%, 02/18/41(a)(b)		715	712,341
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		124	122,719
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		422	420,461
Series 2025-MFS, Class B, 5.51%, 06/10/33(a)(b)		256	256,842
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, 02/10/47(a)(b)		210	217,629
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.42%, 10/15/40(a)(b)		215	215,067
Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 4.89%, 02/15/42(a)(b)		179	177,881
PRM5 Trust, Series 2025-PRM5, Class A, 4.17%, 03/10/33(a)(b)		376	373,686
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class B, (1-mo. CME Term SOFR + 1.50%), 5.17%, 03/15/35(a)(b)		100	99,750
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.78%, 10/10/48	USD	527	$ 525,679
SLG Trust, Series 2026-PAT, Class C, 4.93%, 02/15/39(a)(b)		100	98,570
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 4.92%, 12/15/39(a)(b)		185	184,711
TEXAS Commercial Mortgage Trust, Series 2025- TWR, Class A, (1-mo. CME Term SOFR + 1.29%), 4.97%, 04/15/42(a)(b)		327	325,161
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A3, 2.68%, 10/15/49		606	603,856
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	787,305
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)		90	93,469
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		331	332,381
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.18%, 07/15/40(a)(b)		100	100,849
			31,153,848
Interest Only Commercial Mortgage-Backed Securities — 0.0%
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.66%, 01/15/49(b)		200	2
Total Non-Agency Mortgage-Backed Securities — 14.5% (Cost: $57,709,431)			57,569,072
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Federal Farm Credit Banks Funding Corp.
2.17%, 10/29/29		700	660,280
1.30%, 02/03/31		770	678,374
1.48%, 11/26/32		1,000	835,715
1.68%, 09/17/35		2,080	1,615,521
Federal Home Loan Banks, 2.06%, 09/27/29		1,000	939,812
			4,729,702
Collateralized Mortgage Obligations — 2.6%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		4	3,874
Series 2019-73, Class P, 3.00%, 03/25/48		337	324,747
Series 2020-79, Class JA, 1.50%, 11/25/50		340	313,878
Series 2024-91, Class FA, (SOFR (30-day) + 1.20%), 4.86%, 12/25/54(b)		1,013	1,021,691
Series 2024-94, Class FB, (SOFR (30-day) + 1.42%), 5.08%, 12/25/54(b)		226	228,146
Series 2025-69, Class E, 5.00%, 06/25/51		2,281	2,288,557
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		24	23,944
Series 4274, Class PN, 3.50%, 10/15/35		28	27,431
Series 4459, Class BN, 3.00%, 08/15/43		208	193,859
Series 4752, Class PL, 3.00%, 09/15/46		225	217,004
Series 4777, Class CB, 3.50%, 10/15/45		93	92,470
Series 4941, Class MB, 3.00%, 07/25/49		210	188,296
Series 5000, Class MA, 2.00%, 06/25/44		160	150,126
Series 5006, Class KA, 2.00%, 06/25/45		476	438,197
Series 5105, Class LA, 1.50%, 04/15/44		402	393,742
Series 5249, Class HA, 4.00%, 09/25/49		1,769	1,750,467
Series 5478, Class FH, (SOFR (30-day) + 1.45%), 5.11%, 04/25/54(b)		655	660,874
Series 5480, Class FA, (SOFR (30-day) + 1.45%), 5.11%, 03/25/54(b)		634	639,582
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)	USD	790	$ 769,530
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		300	286,712
Series 2020-127, Class LP, 1.50%, 06/20/50		357	287,025
			10,300,152
Mortgage-Backed Securities — 3.9%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		791	747,316
2.50%, 12/01/27 - 12/01/36		943	903,765
3.00%, 09/01/30 - 09/01/35		3,906	3,785,144
3.03%, 12/01/27		1,217	1,197,118
3.50%, 05/01/37		406	396,068
4.00%, 03/01/32 - 08/01/49		3,529	3,420,498
4.50%, 09/01/26 - 05/01/38		307	307,448
5.00%, 06/01/39		922	932,179
5.50%, 05/01/38		136	140,347
5.81%, 06/01/31		1,145	1,163,382
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.57%), 6.37%, 07/01/44(b)		84	87,314
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 6.55%, 06/01/45(b)		49	51,675
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.69%), 6.60%, 07/01/43(b)		101	105,691
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		351	333,010
3.00%, 12/01/31 - 02/01/36		568	547,357
3.50%, 04/01/32 - 11/01/38		324	316,341
4.00%, 09/01/33 - 06/01/37		953	940,266
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 5.98%, 03/01/45(b)		73	75,535
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.62%, 05/01/45(b)		205	213,886
			15,664,340
Total U.S. Government Sponsored Agency Securities — 7.7% (Cost: $31,108,354)			30,694,194
U.S. Treasury Obligations
U.S. Treasury Notes
4.38%, 08/15/26		1,000	1,002,133
0.75%, 08/31/26		19,050	18,814,852
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
0.88%, 09/30/26	USD	20,000	$ 19,718,281
3.50%, 09/30/26 - 02/15/29		20,395	20,225,636
1.13%, 10/31/26		6,000	5,908,687
3.75%, 04/15/28 - 05/15/28		2,840	2,836,117
3.63%, 05/31/28		1,600	1,593,688
3.88%, 06/15/28		5,300	5,307,039
1.00%, 07/31/28		4,055	3,802,513
2.88%, 08/15/28		5,700	5,579,766
Total U.S. Treasury Obligations — 21.3% (Cost: $85,000,086)			84,788,712
Total Long-Term Investments — 98.3% (Cost: $391,164,978)			390,881,411

	Shares
Short-Term Securities
Money Market Funds — 0.8%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(f)	3,294,123	3,294,123
Total Short-Term Securities — 0.8% (Cost: $3,294,123)		3,294,123
Total Investments — 99.1% (Cost: $394,459,101)		394,175,534
Other Assets Less Liabilities — 0.9%		3,731,609
Net Assets — 100.0%		$ 397,907,143

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than 1,000.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
922026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	1,007	06/30/26	$ 208,921	$ (1,358,643)
Short Contracts
U.S. Treasury Bonds (30 Year)	19	06/18/26	2,159	60,535
U.S. Treasury Notes (10 Year)	44	06/18/26	4,883	101,282
U.S. Ultra Treasury Notes (10 Year)	43	06/18/26	4,878	90,630
U.S. Treasury Notes (5 Year)	536	06/30/26	57,980	614,361
				$ 866,808
				$ (491,835)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,611	EUR	17,000	Barclays Bank PLC	06/17/26	$(108)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 866,808	$ —	$ 866,808
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,358,643	$ —	$ 1,358,643
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	108	—	—	108
	$ —	$ —	$ —	$ 108	$ 1,358,643	$ —	$ 1,358,751

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (599,770)	$ —	$ (599,770)
Forward foreign currency exchange contracts	—	—	—	(35,462)	—	—	(35,462)
Swaps	—	6,373	—	—	(21,629)	—	(15,256)
	$ —	$ 6,373	$ —	$ (35,462)	$ (621,399)	$ —	$ (650,488)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (689,461)	$ —	$ (689,461)
Forward foreign currency exchange contracts	—	—	—	(5,621)	—	—	(5,621)
Swaps	—	(4,168)	—	—	55,334	—	51,166
	$ —	$ (4,168)	$ —	$ (5,621)	$ (634,127)	$ —	$ (643,916)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 186,256,965
Average notional value of contracts — short	70,657,508
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	205,345
Average amounts sold — in USD	— (a)
Credit default swaps:
Average notional value — buy protection	— (a)
Average notional value — sell protection	— (a)
Interest rate swaps:
Average notional value — pays fixed rate	— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 102,273	$ 90,533
Forward foreign currency exchange contracts	—	108
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 102,273	$ 90,641
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(102,273)	(90,533)
Total derivative assets and liabilities subject to an MNA	$ —	$ 108
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Barclays Bank PLC	$ 108	$ —	$ —	$ —	$ 108

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
942026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Duration Taxable Total Return Series
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 79,699,573	$ —	$ 79,699,573
Corporate Bonds	—	136,077,813	—	136,077,813
Foreign Agency Obligations	—	389,173	—	389,173
Foreign Government Obligations	—	1,662,874	—	1,662,874
Non-Agency Mortgage-Backed Securities	—	57,569,072	—	57,569,072
U.S. Government Sponsored Agency Securities	—	30,694,194	—	30,694,194
U.S. Treasury Obligations	—	84,788,712	—	84,788,712
Short-Term Securities
Money Market Funds	3,294,123	—	—	3,294,123
	$ 3,294,123	$ 390,881,411	$ —	$ 394,175,534
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 866,808	$ —	$ —	$ 866,808
Liabilities
Foreign Currency Exchange Contracts	—	(108)	—	(108)
Interest Rate Contracts	(1,358,643)	—	—	(1,358,643)
	$ (491,835)	$ (108)	$ —	$ (491,943)

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedules of Investments

Schedule of Investments
March 31, 2026
BATS: Short Term Municipal Income Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds
Alabama — 0.6%
Black Belt Energy Gas District, RB, Series B, 4.00%, 12/01/26(a)	USD	600	$ 603,596
Alaska — 0.5%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, (Federal Home Loan Bank SBPA), 2.42%, 04/07/26(b)		495	495,000
Arizona — 5.3%
Arizona Board of Regents, Refunding RB, Series A, VRDN, 2.40%, 04/07/26(b)		2,300	2,300,000
Arizona Health Facilities Authority, RB, Series C, VRDN, (Bank of America NA LOC), 2.70%, 04/01/26(b)		1,400	1,400,000
City of Mesa Utility System Revenue, RB, (AGM), 5.00%, 07/01/26		675	679,045
Maricopa County Unified School District No. 69 Paradise Valley, GO, Series B, 5.00%, 07/01/26		660	664,105
			5,043,150
California — 0.8%
East County Advanced Water Purification Joint Powers Authority, RB, Series 1, 3.13%, 09/01/26		800	800,136
Colorado — 2.2%
City of Colorado Springs Utilities System Revenue, RB, Series B, VRDN, (Barclays Bank plc SBPA), 2.30%, 04/07/26(b)		1,400	1,400,000
Colorado State Education Loan Program, RB, Series B, 5.00%, 06/30/26		500	503,045
Denver City & County Board of Water Commissioners, RB, TECP, 2.40%, 06/23/26		200	199,975
			2,103,020
Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, Sub- Series C-3, VRDN, (Royal Bank of Canada SBPA), 2.41%, 04/07/26(b)		725	725,000
Florida — 2.5%
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 2.45%, 04/07/26(b)		640	640,000
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 2.43%, 04/07/26(b)		1,700	1,700,000
			2,340,000
Georgia — 0.6%
Main Street Natural Gas, Inc., RB, Series C, 4.00%, 09/01/26(a)		490	491,361
Metropolitan Atlanta Rapid Transit Authority, TECP, Series B, (JPMorgan Chase Bank NA SBPA), 2.40%, 07/07/26		100	99,986
			591,347
Idaho — 0.1%
Idaho Health Facilities Authority, RB, Series ID, 2.63%, 05/01/26(a)		125	124,976
Illinois — 2.2%
Illinois Finance Authority, Refunding RB, VRDN, (BMO Harris Bank NA LOC), 2.32%, 04/07/26(b)		2,095	2,095,000
Indiana — 0.8%
Indiana Finance Authority, RB, Series F, VRDN, (Barclays Bank plc LOC), 2.45%, 04/07/26(b)		750	750,000
Security		Par (000)	Value
Iowa — 3.0%
Iowa Finance Authority
RB, Series D, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 2.41%, 04/07/26(b)	USD	550	$ 550,000
RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 2.41%, 04/07/26(b)		1,300	1,300,000
Refunding RB, Series B1, VRDN, (TD Bank NA LOC), 2.70%, 04/01/26(b)		1,000	1,000,000
			2,850,000
Kansas — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 03/01/27(c)		135	137,645
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, Refunding RB, VRDN, (PNC Bank NA LOC), 2.42%, 04/07/26(b)		1,000	1,000,000
Louisiana — 1.0%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, VRDN, (TD Bank NA LOC), 2.70%, 04/01/26(b)		950	950,000
Massachusetts — 4.2%
Massachusetts Bay Transportation Authority, RB, TECP, 2.39%, 05/07/26		1,000	999,942
Massachusetts Water Resources Authority, GO, TECP, (TD Bank NA LOC), 2.40%, 07/08/26		1,400	1,399,795
Town of Bedford, GO, BAN, 04/09/27(c)		800	812,287
Town of Hingham, GO, Refunding, BAN, 4.00%, 02/12/27		800	809,774
			4,021,798
Michigan — 6.9%
Eastern Michigan University, RB, Series B, VRDN, (Barclays Bank plc LOC), 2.85%, 04/01/26(b)		1,480	1,480,000
Green Lake Township EDC, Refunding RB, VRDN, (PNC Bank NA LOC), 2.70%, 04/01/26(b)		2,000	2,000,000
Michigan Finance Authority, RB, Series A-2, (JPMorgan Chase Bank NA LOC), 5.00%, 08/20/26		800	807,287
Michigan State HDA
RB, 2.67%, 10/01/26		60	59,993
RB, 2.67%, 10/01/26		75	74,989
Oakland University, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 2.45%, 04/07/26(b)		2,100	2,100,000
			6,522,269
Mississippi — 4.2%
Mississippi Business Finance Corp.
RB, Series B, VRDN, 2.43%, 04/07/26(b)		480	480,000
RB, Series E, VRDN, 2.65%, 04/01/26(b)		1,315	1,315,000
RB, Series G, VRDN, 2.65%, 04/01/26(b)		1,305	1,305,000
Mississippi Development Bank, RB, Series A, 5.00%, 05/01/26		850	851,678
			3,951,678
Nebraska — 5.3%
Lincoln Nebraska Electric, RB, TECP, (JPMorgan Chase Bank NA SBPA), 2.46%, 05/19/26		2,000	1,999,995
Nebraska Investment Finance Authority, RB, AMT, Series C, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 2.32%, 04/07/26(b)		2,525	2,525,000
Nebraska Public Power District, GO, TECP, (Bank of America NA LOC), 2.45%, 05/21/26		500	499,999
			5,024,994
962026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Term Municipal Income Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New Jersey — 0.8%
Borough of Oradell, GO, BAN, 4.00%, 07/21/26	USD	400	$ 401,309
Borough of Pompton Lakes, GO, BAN, 4.00%, 06/05/26		400	400,883
			802,192
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, RB, 2.92%, 09/01/26(a)		75	74,997
New York — 9.7%
Honeoye Falls-Lima Central School District, GO, BAN, 4.00%, 06/25/26		600	601,818
Metropolitan Transportation Authority
RB, Series B, VRDN, (Royal Bank of Canada LOC), 2.75%, 04/01/26(b)		100	100,000
Refunding RB, Sub-Series G-1, VRDN, (Barclays Bank plc LOC), 2.85%, 04/01/26(b)		200	200,000
New York City Housing Development Corp.
RB, Series A, VRDN, (Fannie Mae LIQ), (Fannie Mae LOC), 2.30%, 04/07/26(b)		1,400	1,400,000
RB, TECP, Series B-2, VRDN, (TD Bank NA SBPA), 2.25%, 04/07/26(b)		1,800	1,800,000
New York City Municipal Water Finance Authority
RB, Series BB, VRDN, (State Street Bank & Trust Co. SBPA), 2.65%, 04/01/26(b)		700	700,000
RB, Series CC, VRDN, (State Street Bank & Trust Co. SBPA), 2.70%, 04/01/26(b)		1,500	1,500,000
Refunding RB, Series 1, VRDN, (UBS AG SBPA), 2.80%, 04/01/26(b)		1,000	1,000,000
New York State Dormitory Authority, RB, Series A, VRDN, (JPMorgan Chase Bank NA SBPA), 2.20%, 04/07/26(b)		1,100	1,100,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 2.40%, 04/07/26(b)		800	800,000
			9,201,818
North Dakota — 1.8%
North Dakota HFA, RB, Series E, VRDN, (TD Bank NA SBPA), 2.42%, 04/07/26(b)		1,730	1,730,000
Ohio — 0.5%
Ohio State University (The), Refunding RB, Series A-2, VRDN, 2.45%, 04/07/26(b)		500	500,000
Pennsylvania — 5.3%
Emmaus General Authority, RB, VRDN, (AGM), (Wells Fargo Bank NA SBPA), 2.45%, 04/07/26(b)		420	420,000
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 12/15/26(c)		175	177,402
Pennsylvania Turnpike Commission
Refunding RB, Series B, VRDN, (TD Bank NA LOC), 2.41%, 04/07/26(b)		450	450,000
Refunding RB, Series FIRS, 5.00%, 06/01/27		650	666,680
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, VRDN, (AGM), (PNC Bank NA SBPA), 2.42%, 04/07/26(b)		3,300	3,300,000
			5,014,082
South Carolina — 4.6%
Charleston County School District, GO, 4.00%, 04/01/26		1,000	1,000,000
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 2.46%, 04/07/26(b)		1,310	1,310,000
South Carolina Jobs EDA, RB, Series B, VRDN, (Federal Home Loan Bank LOC), 2.51%, 04/07/26(b)		2,100	2,100,000
			4,410,000
Security		Par (000)	Value
South Dakota — 1.1%
South Dakota HDA, Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 2.42%, 04/07/26(b)	USD	1,025	$ 1,025,000
Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County, GO, Refunding, Series D, 01/01/27(c)		300	305,513
Texas — 12.8%
City of Austin Electric Utility System Revenue, GO, TECP, (JPMorgan Chase Bank NA SBPA), 2.45%, 04/21/26		500	500,000
City of El Paso Water & Sewer Revenue
RB, TECP, 2.47%, 04/07/26		300	299,994
RB, TECP, 2.48%, 04/20/26		400	399,988
Refunding RB, 03/01/27(c)		350	357,076
City of Lubbock, GO, Refunding, 02/15/27(c)		665	677,849
City of San Antonio Electric, RB, TECP, 2.68%, 05/12/26		800	800,120
Legacy Denton Public Facility Corp., RB, 2.96%, 04/01/27		725	724,628
Lewisville ISD, GO, (Permanent School Fund Guaranteed), 5.00%, 08/15/26		500	504,619
State of Texas
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 2.33%, 04/07/26(b)		100	100,000
GO, VRDN, (Federal Home Loan Bank SBPA), 2.33%, 04/07/26(b)		2,015	2,015,000
GO, Refunding, 5.00%, 10/01/26		325	329,073
Texas A&M University Revenue Financing System, RB, TECP, 2.36%, 06/30/26		1,100	1,099,838
Texas Department of Housing & Community Affairs, RB, 2.50%, 09/01/26(a)		585	584,363
Texas Water Development Board, RB, 5.00%, 10/15/26		700	709,553
University of Texas
RB, TECP, 2.40%, 07/01/26		1,100	1,099,844
RB, TECP, Series A, 2.67%, 04/07/26		1,000	1,000,023
RB, TECP, Series C, 2.52%, 06/04/26		1,000	999,894
			12,201,862
Utah — 1.4%
County of Utah, RB, Series E, VRDN, (JPMorgan Chase Bank NA SBPA), 2.40%, 04/07/26(b)		1,300	1,300,000
Virginia — 3.5%
Fairfax County IDA, Refunding RB, Series C, VRDN, 2.46%, 04/07/26(b)		940	940,000
Hampton Roads Sanitation District, Refunding RB, Series B, VRDN, 2.25%, 04/07/26(b)		1,070	1,070,000
Lynchburg EDA, Refunding RB, Series B, VRDN, (Truist Bank LOC), 2.85%, 04/01/26(b)		300	300,000
Virginia HDA, RB, Series G, 3.13%, 04/01/27(a)		1,000	1,000,020
			3,310,020
Washington — 1.2%
Port of Tacoma, RB, Series B, VRDN, (Bank of America NA LOC), 2.50%, 04/07/26(b)		1,100	1,100,000
Wisconsin — 3.9%
Port Washington-Saukville School District, GO, 5.00%, 04/01/26		100	100,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (Truist Bank LOC), 2.45%, 04/07/26(b)		750	750,000
Wisconsin Housing & EDA Home Ownership Revenue
RB, Series A, (GNMA/FNMA/FHLMC COL), 2.65%, 03/01/27		300	299,534
Schedules of Investments

Schedule of Investments  (continued)
March 31, 2026
BATS: Short Term Municipal Income Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & EDA Home Ownership Revenue
RB, Series B, VRDN, (Federal Home Loan Bank LIQ), 2.42%, 04/07/26(b)	USD	500	$ 500,000
RB, AMT, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 2.42%, 04/07/26(b)		2,100	2,100,000
			3,749,534
Wyoming — 1.9%
Wyoming Community Development Authority, RB, Series 4, VRDN, (Bank of America NA SBPA), 2.45%, 04/07/26(b)		1,800	1,800,000
Total Investments — 91.1% (Cost: $86,661,502)			86,654,627
Other Assets Less Liabilities — 8.9%			8,432,598
Net Assets — 100.0%			$ 95,087,225

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	When-issued security.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 86,654,627	$ —	$ 86,654,627
See notes to financial statements.
982026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2026

	BATS: Corporate Credit Total Return Series	BATS: High Income Municipal Series	BATS: Interest Rate Hedge Series
ASSETS
Investments, at value — unaffiliated(a)	$ 498,877,916	$ 635,936,202	$ 1,842,464
Investments, at value — affiliated(b)	—	—	712,158
Cash	—	85,883	—
Cash pledged:
Collateral — OTC derivatives	166,000	—	—
Futures contracts	848,000	—	58,190
Centrally cleared swaps	34,000	—	1,000
Receivables:
Investments sold	2,074,586	—	—
Swaps	199	—	—
Capital shares sold	472,427	13,344,697	—
Dividends — unaffiliated	32,751	—	5,477
Dividends — affiliated	—	—	2,713
Interest — unaffiliated	5,805,932	8,834,236	—
From the Manager	35,682	45,980	11,351
Variation margin on futures contracts	82,443	—	—
Variation margin on centrally cleared swaps	2,690	—	18
Swap premiums paid	285,930	—	—
Unrealized appreciation on OTC swaps	276,372	—	—
Prepaid expenses	21,222	13,901	13,494
Total assets	509,016,150	658,260,899	2,646,865
LIABILITIES
Cash received:
Collateral — OTC derivatives	20,000	—	—
Payables:
Investments purchased	2,085,000	3,103,070	—
Accounting services fees	20,129	21,763	11,072
Capital shares redeemed	364,598	6,064	—
Income dividend distributions	2,231,988	2,666,109	—
Interest expense and fees	—	226,010	—
Trustees’ and Officer’s fees	13	—	—
Other accrued expenses	85,611	68,722	4,656
Printing and postage fees	14,158	12,136	11,520
Professional fees	54,422	73,284	39,406
Registration fees	94,448	—	5,441
Variation margin on futures contracts	58,496	—	4,992
Swap premiums received	496,156	—	—
Unrealized depreciation on OTC swaps	27,393	—	—
Total accrued liabilities	5,552,412	6,177,158	77,087
Other Liabilities
TOB Trust Certificates	—	29,425,000	—
Total other liabilities	—	29,425,000	—
Total liabilities	5,552,412	35,602,158	77,087
Commitments and contingent liabilities
NET ASSETS	$ 503,463,738	$ 622,658,741	$ 2,569,778
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
March 31, 2026
	BATS: Corporate Credit Total Return Series	BATS: High Income Municipal Series	BATS: Interest Rate Hedge Series
NET ASSETS CONSIST OF:
Paid-in capital	$ 575,179,295	$ 666,903,412	$ 28,270,718
Accumulated loss	(71,715,557)	(44,244,671)	(25,700,940)
NET ASSETS	$ 503,463,738	$ 622,658,741	$ 2,569,778

NET ASSET VALUE
Shares outstanding	$ 56,163,403	$ 62,655,558	$ 262,802
Net asset value	$ 8.96	$ 9.94	$ 9.78
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001

(a) Investments, at cost — unaffiliated	$ 501,317,057	$ 660,518,346	$ 1,842,464
(b) Investments, at cost — affiliated	$ —	$ —	$ 709,844
See notes to financial statements.
1002026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
March 31, 2026

	BATS: Mortgage Total Return Series	BATS: Securitized Total Return Series	BATS: Short Duration Taxable Total Return Series
ASSETS
Investments, at value — unaffiliated(a)	$ 2,247,534,697	$ 5,101,847,078	$ 394,175,534
Cash pledged:
Collateral — OTC derivatives	1,030,000	490,000	—
Futures contracts	445,000	—	1,267,000
Foreign currency, at value(c)	—	143,973	60,233
Receivables:
Investments sold	2,670,414	6,329,978	—
TBA sale commitments	556,578,890	22,651,721	—
Capital shares sold	897,160	305,366	2,592,023
Dividends — unaffiliated	29,749	803,850	15,301
Interest — unaffiliated	6,262,382	25,325,785	2,327,817
From the Manager	73,741	226,450	52,654
Principal paydowns	—	92,909	642
Variation margin on futures contracts	27,664	—	102,273
Swap premiums paid	339,218	6,749	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	31,726	—
OTC swaps	1,889,212	46,336	—
Unfunded floating rate loan interests	—	5,137	—
Prepaid expenses	33,781	33,970	15,681
Total assets	2,817,811,908	5,158,341,028	400,609,158
LIABILITIES
Bank overdraft	270,000	—	—
Cash received:
Collateral — OTC derivatives	820,000	—	—
Collateral — TBA commitments	1,591,000	610,000	—
TBA sale commitments, at value(d)	552,322,197	22,297,765	—
Payables:
Investments purchased	757,454,148	12,365,007	607,556
Accounting services fees	36,155	93,721	18,420
Capital shares redeemed	947,466	88,387	153,631
Income dividend distributions	5,351,229	24,173,138	1,509,384
Trustees’ and Officer’s fees	—	—	80
Other accrued expenses	94,553	100,779	65,700
Printing and postage fees	21,537	14,759	13,232
Professional fees	55,669	82,495	56,604
Registration fees	231,490	—	186,767
Variation margin on futures contracts	53,094	—	90,533
Swap premiums received	504,870	132,790	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	88,329	108
OTC swaps	1,723,560	330,435	—
Unfunded floating rate loan interests	—	22,807	—
Total liabilities	1,321,476,968	60,400,412	2,702,015
Commitments and contingent liabilities
NET ASSETS	$ 1,496,334,940	$ 5,097,940,616	$ 397,907,143
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,657,729,943	$ 5,240,255,336	$ 422,129,617
Accumulated loss	(161,395,003)	(142,314,720)	(24,222,474)
NET ASSETS	$ 1,496,334,940	$ 5,097,940,616	$ 397,907,143

Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
March 31, 2026
	BATS: Mortgage Total Return Series	BATS: Securitized Total Return Series	BATS: Short Duration Taxable Total Return Series
NET ASSET VALUE
Shares outstanding	$ 176,021,873	$ 533,995,434	$ 43,121,795
Net asset value	$ 8.50	$ 9.55	$ 9.23
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001

(a) Investments, at cost — unaffiliated	$ 2,305,962,751	$ 5,184,289,457	$ 394,459,101
(c) Foreign currency, at cost	$ —	$ 143,759	$ 65,497
(d) Proceeds from TBA sale commitments	$ 556,578,890	$ 22,651,721	$ —
See notes to financial statements.
1022026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
March 31, 2026

BATS: Short Term Municipal Income Series
ASSETS
Investments, at value — unaffiliated(a)	$ 86,654,627
Cash	88,728
Receivables:
Capital shares sold	11,546,022
Interest — unaffiliated	371,945
From the Manager	13,794
Prepaid expenses	17,417
Total assets	98,692,533
LIABILITIES
Payables:
Investments purchased	3,328,470
Accounting services fees	13,419
Capital shares redeemed	14,026
Income dividend distributions	167,476
Trustees’ and Officer’s fees	223
Other accrued expenses	11,306
Printing and postage fees	10,448
Professional fees	59,940
Total liabilities	3,605,308
Commitments and contingent liabilities
NET ASSETS	$ 95,087,225
NET ASSETS CONSIST OF:
Paid-in capital	$ 95,081,422
Accumulated earnings	5,803
NET ASSETS	$ 95,087,225

NET ASSET VALUE
Shares outstanding	$ 9,517,571
Net asset value	$ 9.99
Shares authorized	Unlimited
Par value	$ 0.001

(a) Investments, at cost — unaffiliated	$ 86,661,502
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended March 31, 2026

	BATS: Corporate Credit Total Return Series	BATS: High Income Municipal Series	BATS: Interest Rate Hedge Series
INVESTMENT INCOME
Dividends — unaffiliated	$ 383,907	$ —	$ 89,978
Dividends — affiliated	—	—	32,737
Interest — unaffiliated	23,897,223	28,564,567	—
Other income	98,455	3,356	3,023
Total investment income	24,379,585	28,567,923	125,738
EXPENSES
Transfer agent	144,739	35,173	16,411
Professional	72,886	57,263	50,788
Accounting services	59,351	62,523	33,507
Custodian	58,000	9,846	1,793
Pricing	56,047	80,119	16
Registration	32,288	58,441	19,744
Trustees and Officer	7,679	9,053	1,491
Printing and postage	4,663	3,218	3
Portfolio investment fees	—	102,411	—
Miscellaneous	7,399	50,704	2,471
Total expenses excluding interest expense and fees	443,052	468,751	126,224
Interest expense	556	1,052	—
Interest expense and fees(a)	—	861,237	—
Total expenses	443,608	1,331,040	126,224
Less:
Fees waived and/or reimbursed by the Manager	(439,417)	(366,282)	(126,166)
Total expenses after fees waived and/or reimbursed	4,191	964,758	58
Net investment income	24,375,394	27,603,165	125,680
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	11,190	(7,434,731)	—
Options written	159,217	—	—
Futures contracts	(374,528)	—	(89,823)
Swaps	(154,211)	—	(683)
	(358,332)	(7,434,731)	(90,506)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,273,898)	(7,201,328)	—
Options written	59,288	—	—
Futures contracts	(455,939)	—	95,526
Foreign currency translations	—	—	(9)
Swaps	532,644	—	487
Unfunded commitments	—	(1,510,088)	—
	(2,137,905)	(8,711,416)	96,004
Net realized and unrealized gain (loss)	(2,496,237)	(16,146,147)	5,498
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 21,879,157	$ 11,457,018	$ 131,178

(a)	Related to TOB Trusts.
See notes to financial statements.
1042026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended March 31, 2026

	BATS: Mortgage Total Return Series	BATS: Securitized Total Return Series	BATS: Short Duration Taxable Total Return Series
INVESTMENT INCOME
Dividends — unaffiliated	$ 386,561	$ 4,523,211	$ 225,590
Interest — unaffiliated	61,812,663	251,051,654	17,189,166
Other income	31,727	136,257	58,144
Total investment income	62,230,951	255,711,122	17,472,900
EXPENSES
Transfer agent	175,004	60,925	170,471
Accounting services	105,035	251,827	55,205
Professional	80,901	256,328	69,478
Pricing	72,818	96,997	63,292
Custodian	67,761	76,265	25,491
Registration	47,855	183,144	32,339
Trustees and Officer	20,172	59,432	6,467
Printing and postage	12,869	116	3,551
Miscellaneous	25,392	80,106	14,832
Total expenses excluding interest expense	607,807	1,065,140	441,126
Interest expense	2,042	10,866	2,231
Total expenses	609,849	1,076,006	443,357
Less:
Fees waived and/or reimbursed by the Manager	(604,172)	(1,057,505)	(437,416)
Total expenses after fees waived and/or reimbursed	5,677	18,501	5,941
Net investment income	62,225,274	255,692,621	17,466,959
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,128,296	(417,681)	994,182
Futures contracts	(1,227,276)	—	(599,770)
Forward foreign currency exchange contracts	—	(130,889)	(35,462)
Foreign currency transactions	—	121,815	45,651
Swaps	5,010	43,560	(15,256)
	1,906,030	(383,195)	389,345
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	14,310,560	3,955,802	(297,532)
Futures contracts	511,589	—	(689,461)
Forward foreign currency exchange contracts	—	(147,502)	(5,621)
Foreign currency translations	—	109,520	(3,442)
Swaps	(5,010)	(127,140)	51,166
Unfunded floating rate loan interests	—	(41,276)	—
	14,817,139	3,749,404	(944,890)
Net realized and unrealized gain (loss)	16,723,169	3,366,209	(555,545)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 78,948,443	$ 259,058,830	$ 16,911,414
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended March 31, 2026

BATS: Short Term Municipal Income Series
INVESTMENT INCOME
Interest — unaffiliated	$ 2,675,694
Other income	2,847
Total investment income	2,678,541
EXPENSES
Professional	66,614
Accounting services	41,387
Registration	25,502
Transfer agent	23,987
Pricing	9,320
Custodian	3,216
Trustees and Officer	3,128
Printing and postage	1,554
Miscellaneous	4,200
Total expenses excluding interest expense	178,908
Interest expense	541
Total expenses	179,449
Less:
Fees waived and/or reimbursed by the Manager	(178,850)
Total expenses after fees waived and/or reimbursed	599
Net investment income	2,677,942
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	—
Net change in unrealized appreciation (depreciation) on investments	(21,247)
Net realized and unrealized loss	(21,247)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,656,695
See notes to financial statements.
1062026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BATS: Corporate Credit Total Return Series		BATS: High Income Municipal Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 24,375,394	$ 22,600,982	$ 27,603,165	$ 22,220,704
Net realized gain (loss)	(358,332)	(13,432,697)	(7,434,731)	832,191
Net change in unrealized appreciation (depreciation)	(2,137,905)	10,735,420	(8,711,416)	(1,445,882)
Net increase in net assets resulting from operations	21,879,157	19,903,705	11,457,018	21,607,013
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(24,407,673)	(22,759,659)	(26,883,669)	(21,576,472)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	66,492,708	18,758,460	110,805,129	114,771,391
NET ASSETS
Total increase in net assets	63,964,192	15,902,506	95,378,478	114,801,932
Beginning of year	439,499,546	423,597,040	527,280,263	412,478,331
End of year	$ 503,463,738	$ 439,499,546	$ 622,658,741	$ 527,280,263

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BATS: Interest Rate Hedge Series		BATS: Mortgage Total Return Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 125,680	$ 317,272	$ 62,225,274	$ 53,553,052
Net realized gain (loss)	(90,506)	(227,706)	1,906,030	(1,971,605)
Net change in unrealized appreciation (depreciation)	96,004	24,221	14,817,139	18,934,612
Net increase in net assets resulting from operations	131,178	113,787	78,948,443	70,516,059
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(311,570)	(276,913)	(62,434,328)	(54,113,978)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(731,475)	(1,989,054)	184,804,292	132,230,983
NET ASSETS
Total increase (decrease) in net assets	(911,867)	(2,152,180)	201,318,407	148,633,064
Beginning of year	3,481,645	5,633,825	1,295,016,533	1,146,383,469
End of year	$ 2,569,778	$ 3,481,645	$ 1,496,334,940	$ 1,295,016,533

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
1082026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BATS: Securitized Total Return Series		BATS: Short Duration Taxable Total Return Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 255,692,621	$ 192,425,103	$ 17,466,959	$ 17,466,996
Net realized gain (loss)	(383,195)	(1,881,842)	389,345	(87,387)
Net change in unrealized appreciation (depreciation)	3,749,404	37,894,864	(944,890)	5,890,504
Net increase in net assets resulting from operations	259,058,830	228,438,125	16,911,414	23,270,113
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(252,535,323)	(190,992,428)	(17,331,173)	(17,490,406)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,515,031,340	1,044,899,844	33,397,859	(32,783,793)
NET ASSETS
Total increase (decrease) in net assets	1,521,554,847	1,082,345,541	32,978,100	(27,004,086)
Beginning of year	3,576,385,769	2,494,040,228	364,929,043	391,933,129
End of year	$ 5,097,940,616	$ 3,576,385,769	$ 397,907,143	$ 364,929,043

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BATS: Short Term Municipal Income Series
	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 2,677,942	$ 4,278,620
Net realized gain	—	1
Net change in unrealized appreciation (depreciation)	(21,247)	13,881
Net increase in net assets resulting from operations	2,656,695	4,292,502
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,666,658)	(4,277,683)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(30,030,803)	7,596,599
NET ASSETS
Total increase (decrease) in net assets	(30,040,766)	7,611,418
Beginning of year	125,127,991	117,516,573
End of year	$ 95,087,225	$ 125,127,991

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
1102026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BATS: Corporate Credit Total Return Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 8.99	$ 9.05	$ 9.03	$ 9.84	$ 10.69
Net investment income(a)	0.48	0.48	0.41	0.32	0.28
Net realized and unrealized gain (loss)	(0.03)	(0.06)	0.02	(0.81)	(0.66)
Net increase (decrease) from investment operations	0.45	0.42	0.43	(0.49)	(0.38)
Distributions(b)
From net investment income	(0.48)	(0.48)	(0.41)	(0.32)	(0.29)
From net realized gain	—	—	—	—	(0.18)
Total distributions	(0.48)	(0.48)	(0.41)	(0.32)	(0.47)
Net asset value, end of year	$ 8.96	$ 8.99	$ 9.05	$ 9.03	$ 9.84
Total Return(c)
Based on net asset value	5.06%	4.73%	4.98%	(4.92)%	(3.88)%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.11%	0.12%	0.12%	0.10%
Total expenses after fees waived and/or reimbursed	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.01%
Net investment income	5.27%	5.26%	4.66%	3.50%	2.59%
Supplemental Data
Net assets, end of year (000)	$ 503,464	$ 439,500	$ 423,597	$ 378,919	$ 476,478
Portfolio turnover rate	158%	446%	103%	47%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Amount is less than 0.005%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BATS: High Income Municipal Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 10.19	$ 10.15	$ 10.01	$ 11.14	$ 11.75
Net investment income(a)	0.52	0.48	0.46	0.43	0.46
Net realized and unrealized gain (loss)	(0.26)	0.03	0.13	(0.92)	(0.56)
Net increase (decrease) from investment operations	0.26	0.51	0.59	(0.49)	(0.10)
Distributions(b)
From net investment income	(0.51)	(0.47)	(0.45)	(0.46)	(0.45)
From net realized gain	—	—	—	(0.18)	(0.06)
Total distributions	(0.51)	(0.47)	(0.45)	(0.64)	(0.51)
Net asset value, end of year	$ 9.94	$ 10.19	$ 10.15	$ 10.01	$ 11.14
Total Return(c)
Based on net asset value	2.66%	5.05%	6.18%	(4.21)%	(1.07)%
Ratios to Average Net Assets(d)
Total expenses	0.25%	0.14%	0.20%	0.26%	0.11%
Total expenses after fees waived and/or reimbursed	0.18%	0.05%	0.09%	0.11%	0.03%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and portfolio investment fees(e)	0.02%	0.00%(f)	0.00%(f)	0.00%(f)	0.00%(f)
Net investment income	5.25%	4.68%	4.66%	4.16%	3.80%
Supplemental Data
Net assets, end of year (000)	$ 622,659	$ 527,280	$ 412,478	$ 342,372	$ 382,519
Borrowings outstanding, end of year (000)	$ 29,425	$ 21,925	$ 6,647	$ 8,889	$ 22,111
Portfolio turnover rate	36%	23%	19%	37%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
(f)	Amount is less than 0.005%.
See notes to financial statements.
1122026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BATS: Interest Rate Hedge Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 10.38	$ 10.40	$ 9.75	$ 8.95	$ 8.69
Net investment income(a)	0.43	0.52	0.31	0.15	0.04
Net realized and unrealized gain	0.03	0.20	0.78	0.76	0.22
Net increase from investment operations	0.46	0.72	1.09	0.91	0.26
Distributions from net investment income(b)	(1.06)	(0.74)	(0.44)	(0.11)	—
Net asset value, end of year	$ 9.78	$ 10.38	$ 10.40	$ 9.75	$ 8.95
Total Return(c)
Based on net asset value	4.64%	6.75%(d)	11.44%	10.14%	2.99%
Ratios to Average Net Assets(e)
Total expenses	4.15%	2.11%	0.88%	0.33%	0.28%
Total expenses after fees waived and/or reimbursed	0.00%(f)	0.00%(f)	0.01%	0.00%(f)	0.00%(f)
Net investment income	4.13%	4.98%	3.06%	1.55%	0.45%
Supplemental Data
Net assets, end of year (000)	$ 2,570	$ 3,482	$ 5,634	$ 26,586	$ 54,571
Portfolio turnover rate	0%	134%	0%	9%	0%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a third-party payment for an operating event, which impacted the Fund’s total return. Excluding the payment, the Fund’s total return would have been 6.34%.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Amount is less than 0.005%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BATS: Mortgage Total Return Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 8.39	$ 8.28	$ 8.42	$ 9.11	$ 9.77
Net investment income(a)	0.38	0.37	0.33	0.25	0.11
Net realized and unrealized gain (loss)	0.11	0.11	(0.15)	(0.68)	(0.59)
Net increase (decrease) from investment operations	0.49	0.48	0.18	(0.43)	(0.48)
Distributions from net investment income(b)	(0.38)	(0.37)	(0.32)	(0.26)	(0.18)
Net asset value, end of year	$ 8.50	$ 8.39	$ 8.28	$ 8.42	$ 9.11
Total Return(c)
Based on net asset value	5.97%	5.96%	2.19%	(4.76)%	(4.98)%
Ratios to Average Net Assets(d)
Total expenses	0.04%	0.05%	0.06%	0.06%	0.06%
Total expenses after fees waived and/or reimbursed	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)
Net investment income	4.51%	4.44%	3.99%	2.97%	1.11%
Supplemental Data
Net assets, end of year (000)	$ 1,496,335	$ 1,295,017	$ 1,146,383	$ 1,105,898	$ 1,126,195
Portfolio turnover rate(f)	931%	892%	704%	873%	1,473%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Amount is less than 0.005%.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Portfolio turnover rate (excluding MDRs)	511%	483%	420%	521%	665%
See notes to financial statements.
1142026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BATS: Securitized Total Return Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 9.52	$ 9.39	$ 9.19	$ 9.67	$ 9.99
Net investment income(a)	0.56	0.61	0.57	0.43	0.26
Net realized and unrealized gain (loss)	0.03	0.13	0.20	(0.48)	(0.31)
Net increase (decrease) from investment operations	0.59	0.74	0.77	(0.05)	(0.05)
Distributions(b)
From net investment income	(0.56)	(0.61)	(0.57)	(0.42)	(0.27)
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.56)	(0.61)	(0.57)	(0.43)	(0.27)
Net asset value, end of year	$ 9.55	$ 9.52	$ 9.39	$ 9.19	$ 9.67
Total Return(c)
Based on net asset value	6.34%	8.11%	8.66%	(0.42)%	(0.59)%
Ratios to Average Net Assets(d)
Total expenses	0.02%	0.03%	0.03%	0.02%	0.02%
Total expenses after fees waived and/or reimbursed	0.00%(e)	0.01%	0.00%(e)	0.00%(e)	0.00%(e)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)
Net investment income	5.91%	6.47%	6.18%	4.65%	2.64%
Supplemental Data
Net assets, end of year (000)	$ 5,097,941	$ 3,576,386	$ 2,494,040	$ 2,423,574	$ 2,635,009
Portfolio turnover rate(f)	59%	50%	53%	43%	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Amount is less than 0.005%.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Portfolio turnover rate (excluding MDRs)	53%	41%	42%	30%	34%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BATS: Short Duration Taxable Total Return Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 9.23	$ 9.09	$ 9.04	$ 9.28	$ 9.73
Net investment income(a)	0.43	0.42	0.38	0.27	0.14
Net realized and unrealized gain (loss)	(0.01)	0.14	0.06	(0.21)	(0.43)
Net increase (decrease) from investment operations	0.42	0.56	0.44	0.06	(0.29)
Distributions(b)
From net investment income	(0.42)	(0.42)	(0.39)	(0.28)	(0.16)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.42)	(0.42)	(0.39)	(0.30)	(0.16)
Net asset value, end of year	$ 9.23	$ 9.23	$ 9.09	$ 9.04	$ 9.28
Total Return(c)
Based on net asset value	4.67%	6.31%	4.98%	0.62%	(3.02)%
Ratios to Average Net Assets(d)
Total expenses	0.12%	0.12%	0.13%	0.10%	0.12%
Total expenses after fees waived and/or reimbursed	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.01%
Net investment income	4.61%	4.60%	4.19%	2.96%	1.42%
Supplemental Data
Net assets, end of year (000)	$ 397,907	$ 364,929	$ 391,933	$ 400,871	$ 408,273
Portfolio turnover rate(f)	88%	162%	166%	127%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Amount is less than 0.005%.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Portfolio turnover rate (excluding MDRs)	82%	158%	140%	106%	67%
See notes to financial statements.
1162026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BATS: Short Term Municipal Income Series
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Period From 05/05/21(a) to 03/31/22
Net asset value, beginning of period	$ 9.99	$ 9.99	$ 9.99	$ 9.99	$ 10.00
Net investment income(b)	0.26	0.32	0.34	0.22	0.01
Net realized and unrealized gain (loss)	0.00 (c)	0.00 (c)	(0.00)(d)	(0.04)	(0.01)
Net increase from investment operations	0.26	0.32	0.34	0.18	0.00
Distributions from net investment income(e)	(0.26)	(0.32)	(0.34)	(0.18)	(0.01)
Net asset value, end of period	$ 9.99	$ 9.99	$ 9.99	$ 9.99	$ 9.99
Total Return(f)
Based on net asset value	2.65%	3.23%	3.44%	1.83%	0.01%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%	0.17%	0.25%	0.52%	4.06%(i)(j)
Total expenses after fees waived and/or reimbursed	0.00%(k)	0.00%(k)	0.00%(k)	0.00%(k)	0.00%(i)(k)
Net investment income	2.64%	3.18%	3.39%	2.21%	0.13%(i)
Supplemental Data
Net assets, end of period (000)	$ 95,087	$ 125,128	$ 117,517	$ 85,439	$ 10,201
Portfolio turnover rate	34%	0%(l)	0%(l)	0%(l)	0%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Amount is greater than $(0.005) per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.35%.
(k)	Amount is less than 0.005%.
(l)
Portfolio turnover rate presented in the previously issued financial statements and additional information for the year ended 03/31/25 of 233%, for the year ended 03/31/24 of 170%, for the year ended 03/31/23 of 189% and for the period from 05/05/21 (commencement of operations) to 03/31/22 of 283% have been revised to remove the impact of short-term securities.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1.
ORGANIZATION
BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BATS: Corporate Credit Total Return Series	Corporate Credit Total Return	Diversified
BATS: High Income Municipal Series	High Income Municipal	Diversified
BATS: Interest Rate Hedge Series	Interest Rate Hedge	Diversified
BATS: Mortgage Total Return Series	Mortgage Total Return	Diversified
BATS: Securitized Total Return Series	Securitized Total Return	Diversified
BATS: Short Duration Taxable Total Return Series	Short Duration Taxable Total Return	Diversified
BATS: Short Term Municipal Income Series	Short Term Municipal Income	Diversified
On June 6, 2025, the Board of Trustees of the Trust (the “Board”) approved a change in the name of each Fund and certain changes to each Fund’s investment strategies. The changes were effective on October 1, 2025.
Old Fund Name	New Fund Name
BATS: Series A Portfolio	BATS: Securitized Total Return Series
BATS: Series C Portfolio	BATS: Corporate Credit Total Return Series
BATS: Series E Portfolio	BATS: High Income Municipal Series
BATS: Series M Portfolio	BATS: Mortgage Total Return Series
BATS: Series P Portfolio	BATS: Interest Rate Hedge Series
BATS: Series S Portfolio	BATS: Short Duration Taxable Total Return Series
BATS: Series V Portfolio	BATS: Short Term Municipal Income Series
Shares of the Funds are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Shares of Securitized Total Return are also offered to collective trust funds managed by BlackRock Institutional Trust Company, N.A., an affiliate of the Manager, and mutual funds advised by the Manager or its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.
The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed  (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. The Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
1182026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly, except for Interest Rate Hedge, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Notes to Financial Statements

Notes to Financial Statements  (continued)
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
1202026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks.  Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower.  A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations,
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Notes to Financial Statements  (continued)
is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Securitized Total Return	CTP-02 Propco LLC, Term Loan	$ 717,715	$ 712,307	$ 717,444	$ 5,137
Securitized Total Return	Macerich Crabtree LP, Initial Advance	1,070,915	1,066,802	1,064,282	(2,520)
Securitized Total Return	One Frio Holdco BV, Term Loan	499,592	586,021	576,969	(9,052)
Securitized Total Return	One Frio Holdco BV, Term Loan	440,688	594,047	582,812	(11,235)
					$ (17,670)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
Notes to Financial Statements

Notes to Financial Statements  (continued)
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense and fees in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statements of Operations. Amounts recorded within interest expense and fees in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
High Income Municipal	$ 801,742	$ 44,273	$ 15,222	$ 861,237
For the year ended March 31, 2026, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
High Income Municipal	$ 42,830,278	$ 29,425,000	2.42% - 2.67%	$ 28,664,726	2.97%

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at March 31, 2026, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at March 31, 2026.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
1242026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
• Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
• Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional
Notes to Financial Statements

Notes to Financial Statements  (continued)
amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
• Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
• Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
• Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.
With respect to each Fund, except for High Income Municipal and Short Term Municipal Income, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager.
1262026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date. With respect to Corporate Credit Total Return, High Income Municipal, Interest Rate Hedge, Mortgage Total Return, Short Duration Taxable Total Return and Short Term Municipal Income, the Manager does not charge the Funds a management fee, although investors in the Funds will pay a fee to BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, or their managed account program sponsor. With respect to Securitized Total Return, the Manager does not charge the Fund a management fee, although investors in the Fund that are (i) retail and institutional separately managed account clients of BIM will pay a fee to BIM or their managed account program sponsor, (ii) participants in the collective trust funds managed by BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the Manager, that invest in the Fund will pay a fee to BTC, and (iii) mutual funds that are advised by the Manager or its affiliates will pay the Manager or its affiliate a management fee pursuant to a management agreement between each such fund and BlackRock or its affiliate. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The waivers were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Corporate Credit Total Return	$ 439,417
High Income Municipal	366,282
Interest Rate Hedge	126,166
Mortgage Total Return	604,172
Securitized Total Return	1,057,505
Short Duration Taxable Total Return	437,416
Short Term Municipal Income	178,850
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended March 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
High Income Municipal	$ 29,845,041	$ 10,462,593	$ —
Short Term Municipal Income	14,000,879	33,324,759	—
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:
Fund Name/Asset Type	Purchases	Sales
Corporate Credit Total Return
U.S. Government Securities	$ 109,475,378	$ 110,667,737
Other Securities	670,113,222	602,951,339
High Income Municipal
Other Securities	281,669,076	185,714,780
Interest Rate Hedge
Other Securities	—	—
Mortgage Total Return
U.S. Government Securities	14,261,048,141	14,125,735,481
Other Securities	106,912,249	76,764,864
Securitized Total Return
U.S. Government Securities	470,308,341	462,090,460
Other Securities	3,258,436,521	2,060,866,988
Short Duration Taxable Total Return
U.S. Government Securities	141,254,415	152,941,840
Other Securities	181,467,850	171,057,036
Short Term Municipal Income
Other Securities	5,718,267	900,000
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the year ended March 31, 2026, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Mortgage Total Return	$ 6,407,693,207	$ 6,408,074,432
Securitized Total Return	266,360,908	266,408,529
Short Duration Taxable Total Return	21,710,071	21,715,119
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 03/31/26	Year Ended 03/31/25
Corporate Credit Total Return
Ordinary income	$ 24,407,673	$ 22,759,659
High Income Municipal
Tax-exempt income	$ 26,582,929	$ 21,530,420
Ordinary income	300,740	46,052
	$ 26,883,669	$ 21,576,472
Interest Rate Hedge
Ordinary income	$ 311,570	$ 276,913
Mortgage Total Return
Ordinary income	$ 62,434,328	$ 54,113,978
Securitized Total Return
Ordinary income	$ 252,535,323	$ 190,992,428
Short Duration Taxable Total Return
Ordinary income	$ 17,331,173	$ 17,490,406
Short Term Municipal Income
Tax-exempt income	$ 2,663,812	$ 4,269,614
Ordinary income	2,846	8,069
	$ 2,666,658	$ 4,277,683
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed tax-exempt income	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Corporate Credit Total Return	$ —	$ —	$ (68,172,055)	$ (3,543,502)	$ (71,715,557)
High Income Municipal	399,443	—	(20,990,861)	(23,653,253)	(44,244,671)
Interest Rate Hedge	—	24,433	(25,727,609)	2,236	(25,700,940)
Mortgage Total Return	—	1,982,220	(109,360,918)	(54,016,305)	(161,395,003)
Securitized Total Return	—	6,502,789	(65,994,516)	(82,822,993)	(142,314,720)
Short Duration Taxable Total Return	—	—	(23,637,905)	(584,569)	(24,222,474)
Short Term Municipal Income	12,678	—	—	(6,875)	5,803

(a)	Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency exchange contracts, the accounting for swap agreements, timing and recognition of partnership income, the treatment of residual interests in tender option bond trusts and the classification of investments.

1282026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
During the year ended March 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Interest Rate Hedge	$ 5,703
Mortgage Total Return	2,409,435
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Credit Total Return	$ 502,177,562	$ 4,192,172	$ (7,083,273)	$ (2,891,101)
High Income Municipal	630,164,455	7,844,557	(31,497,810)	(23,653,253)
Interest Rate Hedge	2,552,308	132,084	(129,767)	2,317
Mortgage Total Return	2,305,973,347	12,891,022	(66,907,327)	(54,016,305)
Securitized Total Return	5,184,400,985	31,579,349	(114,064,273)	(82,484,924)
Short Duration Taxable Total Return	394,509,874	3,173,593	(3,507,933)	(334,340)
Short Term Municipal Income	86,661,502	4,431	(11,306)	(6,875)

9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended March 31, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
High Income Municipal structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, High Income Municipal’s investments in the TOB Trusts may adversely affect High Income Municipal’s net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect High Income Municipal’s NAV per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect High Income Municipal’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and High Income Municipal, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Certain obligations held by Short Term Municipal Income have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. Short Term Municipal Income monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
1302026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
Fund Name	Shares	Amount	Shares	Amount
Corporate Credit Total Return
Shares sold	15,928,709	$144,525,145	15,119,297	$136,660,107
Shares redeemed	(8,653,221)	(78,032,437)	(13,011,949)	(117,901,647)
	7,275,488	$66,492,708	2,107,348	$18,758,460
High Income Municipal
Shares sold	31,741,378	$317,258,553	23,591,648	$243,253,866
Shares redeemed	(20,843,786)	(206,453,424)	(12,490,902)	(128,482,475)
	10,897,592	$110,805,129	11,100,746	$114,771,391
Interest Rate Hedge
Shares sold	33,797	$345,995	1,757,282	$18,365,781
Shares redeemed	(106,502)	(1,077,470)	(1,963,547)	(20,354,835)
	(72,705)	$(731,475)	(206,265)	$(1,989,054)
Mortgage Total Return
Shares sold	48,033,484	$407,649,489	45,422,514	$378,619,609
Shares redeemed	(26,312,274)	(222,845,197)	(29,603,877)	(246,388,626)
	21,721,210	$184,804,292	15,818,637	$132,230,983
Securitized Total Return
Shares sold	170,076,578	$1,626,897,912	116,237,200	$1,102,556,386
Shares redeemed	(11,706,374)	(111,866,572)	(6,083,528)	(57,656,542)
	158,370,204	$1,515,031,340	110,153,672	$1,044,899,844
Short Duration Taxable Total Return
Shares sold	15,108,261	$140,151,171	10,569,864	$96,923,210
Shares redeemed	(11,511,467)	(106,753,312)	(14,144,637)	(129,707,003)
	3,596,794	$33,397,859	(3,574,773)	$(32,783,793)
Short Term Municipal Income
Shares sold	8,639,860	$86,312,198	16,534,949	$165,219,269
Shares redeemed	(11,645,946)	(116,343,001)	(15,773,651)	(157,622,670)
	(3,006,086)	$(30,030,803)	761,298	$7,596,599
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:
Notes to Financial Statements

Notes to Financial Statements  (continued)
Effective April 9, 2026, the credit agreement was extended until April 2027 under substantially similar terms.
1322026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of BATS: Corporate Credit Total Return Series, BATS: High Income Municipal Series, BATS: Interest Rate Hedge Series, BATS: Mortgage Total Return Series, BATS: Securitized Total Return Series, BATS: Short Duration Taxable Total Return Series, and BATS: Short Term Municipal Income Series and the Board of Trustees of BlackRock Allocation Target Shares:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BATS: Corporate Credit Total Return Series (formerly BATS: Series C Portfolio), BATS: High Income Municipal Series (formerly BATS: Series E Portfolio), BATS: Interest Rate Hedge Series (formerly BATS: Series P Portfolio), BATS: Mortgage Total Return Series (formerly BATS: Series M Portfolio), BATS: Securitized Total Return Series (formerly BATS: Series A Portfolio), BATS: Short Duration Taxable Total Return Series (formerly BATS: Series S Portfolio), and BATS: Short Term Municipal Income Series (formerly BATS: Series V Portfolio) of BlackRock Allocation Target Shares (the “Funds”), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund(s)	Financial Highlights
BATS: Corporate Credit Total Return Series, BATS: High Income
Municipal Series, BATS: Interest Rate Hedge Series, BATS: Mortgage
Total Return Series, BATS: Securitized Total Return Series, BATS: Short
Duration Taxable Total Return Series
For each of the five years in the period ended March 31, 2026.
BATS: Short Term Municipal Income	For each of the four years in the period ended March 31, 2026 and for the period from May 5, 2021 (commencement of operations) through March 31, 2022.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended March 31, 2026:
Fund Name	Tax-Exempt Interest Dividends
High Income Municipal	$ 26,815,989
Short Term Municipal Income	2,675,096
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
Fund Name	Qualified Dividend Income
Corporate Credit Total Return	$ 705,472
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended March 31, 2026:
Fund Name	Federal Obligation Interest
Corporate Credit Total Return	$ 1,075,346
Interest Rate Hedge	95,566
Mortgage Total Return	1,123,680
Securitized Total Return	4,526,067
Short Duration Taxable Total Return	2,861,336
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Corporate Credit Total Return	1.13%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended March 31, 2026:
Fund Name	Interest Dividends
Corporate Credit Total Return	$ 23,497,030
High Income Municipal	300,740
Interest Rate Hedge	121,837
Mortgage Total Return	59,089,283
Securitized Total Return	249,918,491
Short Duration Taxable Total Return	17,256,770
Short Term Municipal Income	2,846
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2026:
Fund Name	Interest-Related Dividends
Corporate Credit Total Return	$ 20,018,358
High Income Municipal	300,740
Interest Rate Hedge	120,854
Mortgage Total Return	59,064,296
Securitized Total Return	180,506,813
Short Duration Taxable Total Return	16,587,344
Short Term Municipal Income	2,846
1342026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit blackrock.com for more information.
Fund and Service Providers

Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisor(a)
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Accounting Agent, Administrator and Custodian
The Bank of New York Mellon
New York, NY 10286
(a) Excludes BATS: High Income Municipal Series and BATS: Short Term Municipal
Income Series.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
COL	Collateralized
DAC	Designated Activity Co.
EDA	Economic Development Authority
EDC	Economic Development Corp.
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
IO	Interest Only
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
LP	Limited Partnership
OTC	Over-the-Counter
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBPA	Stand-By Bond Purchase Agreements
SOFR	Secured Overnight Financing Rate
TA	Tax Allocation
TBA	To-be-Announced
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note
1362026 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

5

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

6

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: May 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: May 22, 2026

7